Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (90.9%)
Australia (0.9%):
Health Care (0.2%):
Sonic Healthcare Ltd. .................................................... 280,655 $ 3,987
Materials (0.3%):
Fortescue Ltd. ......................................................... 315,107 4,502
Rio Tinto Ltd. ......................................................... 41,191 4,679
9,181
Utilities (0.4%):
APA Group ........................................................... 856,035 5,896
Origin Energy Ltd. ...................................................... 715,033 6,151
12,047
25,215
Austria (0.4%):
Energy (0.4%):
OMV AG ............................................................ 146,018 10,681
Belgium (0.3%):
Financials (0.3%):
Ageas SA ............................................................ 112,774 8,301
Bermuda (0.7%):
Energy (0.7%):
DHT Holdings, Inc. ..................................................... 569,515 10,405
Golar LNG Ltd. ........................................................ 173,631 9,395
19,800
Brazil (4.2%):
Communication Services (0.6%):
Telefonica Brasil SA ..................................................... 877,800 6,988
TIM SA .............................................................. 2,171,300 11,512
18,500
Consumer Discretionary (0.5%):
Ultrapar Participacoes SA ................................................. 637,500 3,535
Vibra Energia SA ....................................................... 1,750,606 10,687
14,222
Consumer Staples (0.5%):
Ambev SA ............................................................ 4,876,700 14,359
Energy (0.3%):
Petroleo Brasileiro SA , Preference Shares ..................................... 929,000 8,730
Financials (0.9%):
Banco do Brasil SA ..................................................... 2,299,400 10,211
BB Seguridade Participacoes SA ............................................ 1,805,500 12,135
Caixa Seguridade Participacoes SA .......................................... 915,174 3,242
25,588
Materials (0.9%):
Gerdau SA , Preference Shares .............................................. 1,357,500 4,980
Klabin SA ............................................................ 2,013,911 7,586
Vale SA .............................................................. 873,100 13,904
26,470
Utilities (0.5%):
Cia Energetica de Minas Gerais , Preference Shares ............................... 3,429,400 8,350
CPFL Energia SA ....................................................... 832,900 7,841
16,191
124,060
Canada (2.4%):
Communication Services (0.1%):
BCE, Inc. ............................................................ 178,456 4,503

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Consumer Discretionary (0.3%):
Canadian Tire Corp. Ltd. , Class A ........................................... 43,595 $ 5,864
Magna International, Inc. ................................................. 75,157 4,198
10,062
Energy (1.4%):
Canadian Natural Resources Ltd. ............................................ 141,466 6,902
Enbridge, Inc. ......................................................... 190,511 10,329
Keyera Corp. .......................................................... 219,177 8,479
Pembina Pipeline Corp. .................................................. 167,760 7,511
TC Energy Corp. ....................................................... 102,492 6,419
39,640
Financials (0.2%):
The Bank of Nova Scotia ................................................. 80,593 5,590
Utilities (0.4%):
Canadian Utilities Ltd. , Class A ............................................. 49,302 1,732
Emera, Inc. ........................................................... 174,787 9,061
10,793
70,588
Chile (0.3%):
Financials (0.3%):
Banco de Chile ........................................................ 44,333,056 8,059
China (2.9%):
Consumer Discretionary (0.2%):
Haidilao International Holding Ltd. (a) ........................................ 3,509,000 6,460
Consumer Staples (0.2%):
Tingyi Cayman Islands Holding Corp. ........................................ 3,588,000 5,990
Energy (0.9%):
China Petroleum & Chemical Corp. , Class H ................................... 11,044,000 6,349
China Shenhua Energy Co. Ltd. , Class H ...................................... 1,622,500 9,604
PetroChina Co. Ltd. , Class H .............................................. 6,696,000 9,186
25,139
Financials (1.3%):
Bank of China Ltd. , Class H ............................................... 10,782,000 6,885
Bank of Communications Co. Ltd. , Class H .................................... 6,400,000 5,785
China CITIC Bank Corp. Ltd. , Class H ....................................... 8,424,000 8,533
China Merchants Bank Co. Ltd. , Class H ...................................... 495,000 3,146
Industrial & Commercial Bank of China Ltd. , Class H ............................. 7,868,000 6,935
Ping An Insurance Group Co. of China Ltd. .................................... 379,500 2,918
Postal Savings Bank of China Co. Ltd. , Class H (a) ............................... 8,069,000 5,069
39,271
Industrials (0.2%):
China Railway Group Ltd. , Class H .......................................... 9,236,000 4,796
Materials (0.1%):
China Hongqiao Group Ltd. ............................................... 939,000 4,242
85,898
Czech Republic (0.3%):
Utilities (0.3%):
CEZ A/S ............................................................. 146,355 8,281
Denmark (0.3%):
Financials (0.3%):
Danske Bank A/S ....................................................... 154,847 7,632
Finland (0.8%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 104,845 5,106
Consumer Staples (0.2%):
Kesko Oyj , Class B ..................................................... 210,648 4,678

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 205,870 $ 6,443
Utilities (0.2%):
Fortum Oyj ........................................................... 244,666 6,256
22,483
France (3.3%):
Communication Services (0.6%):
Orange SA ............................................................ 696,453 14,277
Publicis Groupe SA ..................................................... 48,853 4,043
18,320
Consumer Discretionary (0.3%):
FDJ UNITED (b) ....................................................... 280,110 8,242
Consumer Staples (0.2%):
Carrefour SA .......................................................... 354,706 6,567
Energy (0.4%):
TotalEnergies SE ....................................................... 118,287 10,854
Financials (0.6%):
BNP Paribas SA ........................................................ 62,309 5,935
Credit Agricole SA ...................................................... 364,099 6,795
Edenred SE (b) ......................................................... 173,104 3,447
16,177
Health Care (0.1%):
Sanofi SA ............................................................ 43,307 4,182
Industrials (0.3%):
Bouygues SA .......................................................... 160,841 9,321
Materials (0.1%):
Arkema SA ........................................................... 60,758 4,171
Utilities (0.7%):
Engie SA ............................................................. 409,421 13,193
Veolia Environnement SA ................................................. 173,512 6,607
19,800
97,634
Germany (1.1%):
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG ............................................. 41,350 3,825
Mercedes-Benz Group AG ................................................ 95,275 5,855
Volkswagen AG , Preference Shares .......................................... 45,669 4,671
14,351
Industrials (0.2%):
Deutsche Post AG ...................................................... 116,645 6,147
Materials (0.4%):
BASF SE ............................................................ 89,257 5,497
Evonik Industries AG .................................................... 257,811 5,058
10,555
31,053
Hong Kong (3.0%):
Communication Services (0.2%):
HKT Trust & HKT Ltd. , Class SS ........................................... 4,184,000 6,538
Consumer Discretionary (0.2%):
Bosideng International Holdings Ltd. ......................................... 10,816,000 5,567
Consumer Staples (0.3%):
WH Group Ltd. (a) ...................................................... 5,398,000 7,096
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 1,654,500 9,128

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 786,000 $ 6,033
Orient Overseas International Ltd. ........................................... 347,000 6,189
SITC International Holdings Co. Ltd. ......................................... 1,286,000 5,631
17,853
Utilities (1.4%):
Beijing Enterprises Holdings Ltd. ........................................... 1,430,500 5,469
China Gas Holdings Ltd. .................................................. 4,844,400 4,427
CK Infrastructure Holdings Ltd. ............................................ 831,000 6,664
CLP Holdings Ltd. ...................................................... 850,500 8,008
Guangdong Investment Ltd. ............................................... 3,716,000 3,722
Hong Kong & China Gas Co. Ltd. ........................................... 7,893,000 7,180
Power Assets Holdings Ltd. ............................................... 707,500 5,520
40,990
87,172
India (2.0%):
Consumer Discretionary (0.3%):
Hero MotoCorp Ltd. ..................................................... 162,091 8,763
Consumer Staples (0.1%):
ITC Ltd. ............................................................. 1,468,392 4,487
Energy (0.7%):
Bharat Petroleum Corp. Ltd. ............................................... 1,270,069 3,808
Coal India Ltd. ......................................................... 922,373 4,410
Hindustan Petroleum Corp. Ltd. ............................................ 715,321 2,550
Indian Oil Corp. Ltd. .................................................... 2,969,214 4,263
Oil & Natural Gas Corp. Ltd. .............................................. 1,401,700 4,223
19,254
Information Technology (0.3%):
HCL Technologies Ltd. ................................................... 300,893 4,331
Tata Consultancy Services Ltd. ............................................. 123,644 3,114
7,445
Materials (0.3%):
NMDC Ltd. ........................................................... 4,088,425 3,327
Vedanta Ltd. .......................................................... 805,878 5,655
8,982
Utilities (0.3%):
GAIL India Ltd. ........................................................ 2,401,577 3,520
Power Grid Corp. of India Ltd. ............................................. 1,829,439 5,760
9,280
58,211
Indonesia (1.3%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 37,764,500 6,829
Energy (0.3%):
PT Alamtri Resources Indonesia Tbk ......................................... 23,858,000 3,647
PT United Tractors Tbk .................................................. 2,745,900 5,023
8,670
Financials (0.4%):
PT Bank Mandiri Persero Tbk .............................................. 13,132,500 3,687
PT Bank Negara Indonesia Persero Tbk ....................................... 13,992,200 3,126
PT Bank Rakyat Indonesia Persero Tbk ....................................... 19,777,200 3,953
10,766
Industrials (0.4%):
PT Astra International Tbk ................................................ 29,128,700 10,756
37,021

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Ireland (0.2%):
Health Care (0.2%):
Medtronic PLC ........................................................ 78,585 $ 6,809
Italy (2.2%):
Energy (0.4%):
Eni SpA ............................................................. 464,707 13,211
Financials (0.9%):
Banca Monte dei Paschi di Siena SpA (b) ...................................... 535,827 4,675
Banco BPM SpA ....................................................... 364,399 5,068
Intesa Sanpaolo SpA ..................................................... 1,084,327 6,557
Poste Italiane SpA (a) .................................................... 417,964 9,837
26,137
Utilities (0.9%):
Enel SpA ............................................................. 821,087 8,976
Snam SpA ............................................................ 1,088,631 8,246
Terna - Rete Elettrica Nazionale (b) .......................................... 720,128 8,235
25,457
64,805
Japan (1.1%):
Consumer Discretionary (0.4%):
Isuzu Motors Ltd. ....................................................... 364,700 5,253
Yamaha Motor Co. Ltd. .................................................. 667,700 4,824
10,077
Consumer Staples (0.2%):
Japan Tobacco, Inc. ..................................................... 167,900 6,442
Health Care (0.3%):
Astellas Pharma, Inc. .................................................... 214,200 3,492
Takeda Pharmaceutical Co. Ltd. ............................................ 156,200 5,753
9,245
Materials (0.2%):
Mitsubishi Chemical Group Corp. ........................................... 589,400 3,446
Nippon Steel Corp. ...................................................... 931,300 3,434
6,880
32,644
Malaysia (0.8%):
Communication Services (0.2%):
Telekom Malaysia Bhd ................................................... 3,449,700 6,062
Industrials (0.2%):
Sime Darby Bhd ....................................................... 6,891,300 3,880
Utilities (0.4%):
Tenaga Nasional Bhd .................................................... 3,554,600 12,255
22,197
Mexico (1.3%):
Consumer Staples (0.6%):
Arca Continental SAB de CV (b) ............................................ 434,146 5,008
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 2,436,058 5,768
Wal-Mart de Mexico SAB de CV ........................................... 2,276,650 7,394
18,170
Financials (0.3%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 802,248 8,899
Industrials (0.2%):
Grupo Aeroportuario del Sureste SAB de CV , Class B (b) ........................... 155,166 5,230
Materials (0.2%):
Grupo Mexico SAB de CV , Class B .......................................... 417,960 4,476
36,775

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Monaco (0.3%):
Energy (0.3%):
Scorpio Tankers, Inc. .................................................... 105,502 $ 7,877
Netherlands (1.3%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 1,913,464 10,663
Consumer Discretionary (0.0%):(c)
Stellantis NV .......................................................... 245,421 1,774
Financials (0.9%):
ASR Nederland NV ..................................................... 121,544 8,367
ING Groep NV ........................................................ 287,972 7,474
NN Group NV ......................................................... 125,700 9,815
25,656
38,093
Norway (0.7%):
Communication Services (0.3%):
Telenor ASA .......................................................... 472,686 8,346
Energy (0.1%):
SFL Corp. Ltd. , Class B .................................................. 265,646 2,866
Financials (0.3%):
DNB Bank ASA ........................................................ 306,535 9,598
20,810
Poland (1.2%):
Energy (0.6%):
ORLEN SA ........................................................... 479,925 17,396
Financials (0.6%):
Bank Polska Kasa Opieki SA .............................................. 136,732 8,105
Santander Bank Polska SA ................................................ 56,141 8,905
17,010
34,406
Portugal (0.3%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 153,401 3,678
Utilities (0.2%):
EDP SA .............................................................. 1,200,129 6,350
10,028
Puerto Rico (0.2%):
Financials (0.2%):
First Bancorp Puerto Rico ................................................. 292,255 6,243
Russian Federation (0.0%):
Communication Services (0.0%):
Rostelecom PJSC (d) (e) (f) ................................................. 6,752,730 —
Consumer Staples (0.0%):
X5 Retail Group NV , GDR (d) (e) (f) .......................................... 201,753 —
Energy (0.0%):
Tatneft PJSC (d) (e) (f) .................................................... 827,565 —
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (d) (e) (f) .................................. 2,604,790 —
Materials (0.0%):
Evraz PLC (d) (e) (f) ...................................................... 753,373 —
GMK Norilskiy Nickel PAO (d) (e) (f) ......................................... 1,487,700 —
Magnitogorsk Iron & Steel Works PJSC (d) (e) (f) ................................. 4,673,660 —
Novolipetsk Steel PJSC (d) (e) (f) ............................................ 1,477,080 —
Polyus PJSC (d) (e) (f) .................................................... 344,030 —

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Severstal PAO (d) (e) (f) ................................................... 223,944 $ —
—
Utilities (0.0%):
Inter RAO UES PJSC (d) (e) (f) .............................................. 128,274,200 —
RusHydro PJSC (d) (e) (f) .................................................. 694,437,000 —
—
—
Singapore (0.5%):
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 2,454,200 7,375
Financials (0.3%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 502,200 8,604
15,979
South Africa (1.2%):
Communication Services (0.4%):
MTN Group Ltd. ....................................................... 366,928 4,286
Vodacom Group Ltd. .................................................... 655,213 5,615
9,901
Financials (0.7%):
Absa Group Ltd. ....................................................... 705,985 10,174
Standard Bank Group Ltd. ................................................ 617,117 11,181
21,355
Industrials (0.1%):
Bidvest Group Ltd. ...................................................... 292,605 3,937
Materials (0.0%):(c)
Kumba Iron Ore Ltd. .................................................... 16,539 314
35,507
South Korea (1.1%):
Consumer Staples (0.4%):
KT&G Corp. .......................................................... 97,956 10,536
Energy (0.1%):
HD Hyundai Co. Ltd. .................................................... 25,922 4,349
Financials (0.4%):
Industrial Bank of Korea .................................................. 397,839 5,748
Woori Financial Group, Inc. ............................................... 249,016 5,461
11,209
Industrials (0.2%):
Doosan Bobcat, Inc. ..................................................... 81,052 3,167
LG Corp. ............................................................. 75,403 4,265
7,432
33,526
Spain (1.5%):
Energy (0.4%):
Repsol SA ............................................................ 423,135 11,909
Financials (0.4%):
Banco de Sabadell SA ................................................... 1,275,305 4,568
CaixaBank SA ......................................................... 537,360 6,441
11,009
Utilities (0.7%):
Endesa SA ............................................................ 245,471 10,258
Naturgy Energy Group SA ................................................ 115,893 3,478
Redeia Corp. SA ....................................................... 356,787 6,047
19,783
42,701

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Sweden (0.8%):
Communication Services (0.3%):
Telia Co. AB .......................................................... 1,852,713 $ 9,497
Financials (0.2%):
Svenska Handelsbanken AB , Class A ......................................... 169,008 2,229
Swedbank AB , Class A ................................................... 128,576 4,385
6,614
Industrials (0.3%):
Volvo AB , Class B ...................................................... 201,611 6,633
22,744
Switzerland (0.2%):
Industrials (0.2%):
Kuehne + Nagel International AG , Class R (b) ................................... 21,655 4,960
Taiwan (3.5%):
Communication Services (0.9%):
Chunghwa Telecom Co. Ltd. ............................................... 1,621,000 6,759
Far EasTone Telecommunications Co. Ltd. ..................................... 2,497,000 7,213
Taiwan Mobile Co. Ltd. .................................................. 3,667,000 12,540
26,512
Consumer Staples (0.2%):
Uni-President Enterprises Corp. ............................................ 2,454,000 5,482
Industrials (0.5%):
Eva Airways Corp. ...................................................... 8,221,000 8,859
Far Eastern New Century Corp. ............................................. 5,911,000 4,920
13,779
Information Technology (1.7%):
ASE Technology Holding Co. Ltd. ........................................... 757,000 8,333
Asustek Computer, Inc. ................................................... 397,000 6,974
Compal Electronics, Inc. .................................................. 3,797,000 3,303
Hon Hai Precision Industry Co. Ltd. ......................................... 809,000 4,946
MediaTek, Inc. ......................................................... 73,000 3,502
Pegatron Corp. ......................................................... 2,110,000 5,117
Quanta Computer, Inc. ................................................... 659,000 5,931
Realtek Semiconductor Corp. .............................................. 197,000 2,997
Synnex Technology International Corp. ....................................... 2,962,000 7,135
United Microelectronics Corp. ............................................. 1,207,000 2,164
50,402
Materials (0.2%):
Asia Cement Corp. ...................................................... 6,472,000 7,078
103,253
Thailand (1.5%):
Energy (0.8%):
PTT Exploration & Production PCL .......................................... 2,176,700 10,489
PTT PCL ............................................................. 11,063,800 11,756
22,245
Financials (0.6%):
SCB X PCL ........................................................... 3,393,100 14,919
TMBThanachart Bank PCL ................................................ 58,889,100 4,140
19,059
Materials (0.1%):
The Siam Cement PCL ................................................... 571,800 3,649
44,953
Turkey (0.1%):
Energy (0.1%):
Turkiye Petrol Rafinerileri A/S ............................................. 793,552 4,612

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
United Kingdom (3.0%):
Communication Services (0.4%):
Vodafone Group PLC .................................................... 4,674,453 $ 7,050
WPP PLC ............................................................ 1,004,642 3,141
10,191
Consumer Discretionary (0.3%):
Brightstar Lottery PLC ................................................... 318,152 4,053
Kingfisher PLC ........................................................ 1,318,162 5,012
9,065
Consumer Staples (0.8%):
British American Tobacco PLC ............................................. 165,317 9,597
Imperial Brands PLC .................................................... 224,668 9,108
J Sainsbury PLC ....................................................... 1,108,485 4,990
23,695
Energy (0.3%):
BP PLC .............................................................. 985,144 7,709
Financials (0.6%):
Admiral Group PLC ..................................................... 135,561 5,669
Aviva PLC ............................................................ 733,203 5,884
Standard Life PLC ...................................................... 662,202 5,996
17,549
Materials (0.4%):
Mondi PLC ........................................................... 335,545 3,793
Rio Tinto PLC ......................................................... 80,893 7,503
11,296
Utilities (0.2%):
National Grid PLC ...................................................... 408,986 6,903
86,408
United States (43.7%):
Communication Services (1.2%):
AT&T, Inc. ........................................................... 290,993 8,436
Comcast Corp. , Class A .................................................. 185,655 5,330
John Wiley & Sons, Inc. , Class A ............................................ 151,542 5,774
Omnicom Group, Inc. .................................................... 53,194 4,006
Verizon Communications, Inc. .............................................. 235,173 11,806
35,352
Consumer Discretionary (3.5%):
Best Buy Co., Inc. ...................................................... 63,040 4,047
Carter's, Inc. .......................................................... 129,022 4,614
Dana, Inc. ............................................................ 87,353 2,939
Darden Restaurants, Inc. .................................................. 34,188 6,702
Dine Brands Global, Inc. ................................................. 78,724 2,066
Ford Motor Co. ........................................................ 429,628 4,958
Genuine Parts Co. ...................................................... 28,423 3,006
Hasbro, Inc. ........................................................... 84,563 7,915
Kontoor Brands, Inc. .................................................... 101,545 7,138
La-Z-Boy, Inc. ......................................................... 169,756 5,456
LCI Industries ......................................................... 57,641 7,089
LKQ Corp. ........................................................... 119,425 3,507
Meritage Homes Corp. ................................................... 78,822 4,874
Monro, Inc. ........................................................... 175,970 2,823
Oxford Industries, Inc. ................................................... 46,100 1,775
Polaris, Inc. ........................................................... 71,458 3,894
Steven Madden Ltd. ..................................................... 49,978 1,695
Strategic Education, Inc. .................................................. 63,948 5,305
The Buckle, Inc. ........................................................ 192,306 9,684
Upbound Group, Inc. .................................................... 264,963 4,783
Winmark Corp. ........................................................ 14,442 6,175

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Winnebago Industries, Inc. ................................................ 91,953 $ 2,850
103,295
Consumer Staples (5.1%):
Altria Group, Inc. ....................................................... 120,113 7,926
Archer-Daniels-Midland Co. ............................................... 125,607 9,130
Bunge Global SA ....................................................... 54,991 6,995
Cal-Maine Foods, Inc. ................................................... 74,959 5,933
Colgate-Palmolive Co. ................................................... 99,301 8,463
Constellation Brands, Inc. , Class A .......................................... 20,539 3,081
Energizer Holdings, Inc. .................................................. 227,201 3,731
General Mills, Inc. ...................................................... 76,195 2,836
Interparfums, Inc. ....................................................... 73,654 6,691
J & J Snack Foods Corp. .................................................. 87,612 6,945
Keurig Dr. Pepper, Inc. ................................................... 149,174 3,928
Kimberly-Clark Corp. .................................................... 69,870 6,740
PepsiCo, Inc. .......................................................... 51,971 8,071
Philip Morris International, Inc. ............................................. 57,376 9,486
Spectrum Brands Holdings, Inc. ............................................ 122,741 9,046
Sysco Corp. ........................................................... 108,864 7,765
Target Corp. .......................................................... 46,243 5,605
The Clorox Co. ........................................................ 72,891 7,554
The Coca-Cola Co. ...................................................... 100,882 7,672
The Marzetti Company ................................................... 50,550 6,993
Tyson Foods, Inc. , Class A ................................................ 111,945 7,172
Universal Corp. ........................................................ 142,911 7,531
149,294
Energy (6.3%):
Archrock, Inc. ......................................................... 261,182 9,089
California Resources Corp. ................................................ 138,965 9,619
ConocoPhillips Co. ..................................................... 46,314 6,113
Coterra Energy, Inc. ..................................................... 200,148 7,033
Crescent Energy Co. , Class A .............................................. 599,446 8,093
Devon Energy Corp. ..................................................... 128,939 6,488
DT Midstream, Inc. ..................................................... 47,594 6,409
EOG Resources, Inc. .................................................... 44,164 6,385
Expand Energy Corp. .................................................... 52,860 5,803
Exxon Mobil Corp. ..................................................... 57,188 9,703
Helmerich & Payne, Inc. .................................................. 199,040 7,171
International Seaways, Inc. ................................................ 100,596 7,331
Kinder Morgan, Inc. ..................................................... 284,252 9,531
Kodiak Gas Services, Inc. ................................................. 145,949 8,512
Magnolia Oil & Gas Corp. , Class A .......................................... 289,074 9,126
Murphy Oil Corp. ...................................................... 163,776 6,756
ONEOK, Inc. .......................................................... 83,586 7,555
Permian Resources Corp. , Class A ........................................... 278,101 5,929
Phillips 66 Co. ......................................................... 38,037 6,930
SLB Ltd. ............................................................. 157,143 8,076
SM Energy Co. ........................................................ 300,084 9,357
The Williams Cos., Inc. .................................................. 141,354 10,288
Valero Energy Corp. ..................................................... 24,458 6,043
World Kinect Corp. ..................................................... 234,210 5,403
182,743
Financials (8.9%):
Ally Financial, Inc. ...................................................... 120,118 4,712
Artisan Partners Asset Management, Inc. , Class A ................................ 165,289 6,015
Associated Banc-Corp. ................................................... 312,325 8,077
Atlantic Union Bankshares Corp. ............................................ 140,151 5,009
BankUnited, Inc. ....................................................... 176,215 7,958
Banner Corp. .......................................................... 82,843 5,027
Blackstone, Inc. ........................................................ 25,370 2,917
Citizens Financial Group, Inc. .............................................. 146,848 8,807
Cohen & Steers, Inc. .................................................... 55,784 3,489

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Community Financial System, Inc. .......................................... 131,419 $ 7,708
CVB Financial Corp. .................................................... 363,129 7,041
East West Bancorp, Inc. .................................................. 38,423 4,102
Federal Agricultural Mortgage Corp. , Class C ................................... 14,678 2,178
Fidelity National Financial, Inc. ............................................ 122,443 5,679
Fifth Third Bancorp ..................................................... 123,717 5,748
First Financial Bancorp ................................................... 206,371 5,754
First Hawaiian, Inc. ..................................................... 189,513 4,670
First Horizon Corp. ..................................................... 108,171 2,462
First Interstate BancSystem, Inc. , Class A ...................................... 215,144 7,186
First Merchants Corp. .................................................... 135,036 5,230
Fulton Financial Corp. ................................................... 462,008 9,397
HA Sustainable Infrastructure Capital, Inc. ..................................... 197,532 7,259
Huntington Bancshares, Inc. ............................................... 436,810 6,836
Independent Bank Corp. .................................................. 112,150 8,435
Jackson Financial, Inc. , Class A ............................................. 68,205 7,211
KeyCorp ............................................................. 321,410 6,444
MetLife, Inc. .......................................................... 80,939 5,724
Moelis & Co. , Class A ................................................... 56,033 3,194
Morgan Stanley ........................................................ 30,164 4,964
Northwest Bancshares, Inc. ................................................ 404,346 5,131
Principal Financial Group, Inc. ............................................. 92,991 8,379
Provident Financial Services, Inc. ........................................... 238,289 5,042
Prudential Financial, Inc. ................................................. 53,407 5,217
Regions Financial Corp. .................................................. 283,425 7,403
Simmons First National Corp. , Class A ....................................... 274,582 5,341
State Street Corp. ....................................................... 74,740 9,459
The PNC Financial Services Group, Inc. ...................................... 31,528 6,561
The Progressive Corp. ................................................... 32,603 6,463
United Bankshares, Inc. .................................................. 194,986 8,076
United Community Banks, Inc. ............................................. 132,618 4,176
Valley National Bancorp .................................................. 455,114 5,589
WaFd, Inc. ............................................................ 222,243 6,978
Webster Financial Corp. .................................................. 29,402 2,041
Wells Fargo & Co. ...................................................... 53,089 4,226
259,315
Health Care (2.4%):
AbbVie, Inc. .......................................................... 33,045 7,187
Amgen, Inc. ........................................................... 17,925 6,307
Bristol-Myers Squibb Co. ................................................. 108,549 6,583
CVS Health Corp. ...................................................... 72,720 5,223
Gilead Sciences, Inc. .................................................... 42,697 5,951
Johnson & Johnson ..................................................... 48,120 11,762
Merck & Co., Inc. ...................................................... 60,518 7,280
Pfizer, Inc. ............................................................ 241,790 6,789
U.S. Physical Therapy, Inc. ................................................ 66,536 4,988
UnitedHealth Group, Inc. ................................................. 7,738 2,094
Viatris, Inc. ........................................................... 420,299 5,678
69,842
Industrials (3.4%):
ABM Industries, Inc. .................................................... 179,089 6,898
Alight, Inc. , Class A (b) ................................................... 1,583,263 923
Apogee Enterprises, Inc. .................................................. 71,526 2,399
Herc Holdings, Inc. ..................................................... 12,965 1,291
HNI Corp. ............................................................ 159,952 5,341
Insperity, Inc. .......................................................... 92,651 2,505
Kennametal, Inc. ....................................................... 236,457 8,543
Korn Ferry ........................................................... 137,870 8,679
Lockheed Martin Corp. ................................................... 13,926 8,417
MillerKnoll, Inc. ....................................................... 259,885 3,758
MSC Industrial Direct Co., Inc. , Class A ...................................... 51,912 4,790
Paychex, Inc. .......................................................... 68,303 6,292

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Pitney Bowes, Inc. ...................................................... 406,865 $ 4,496
Snap-on, Inc. .......................................................... 22,209 8,067
The Greenbrier Cos., Inc. ................................................. 109,313 5,755
Trinity Industries, Inc. ................................................... 201,788 6,493
Union Pacific Corp. ..................................................... 32,055 7,777
United Parcel Service, Inc. , Class B .......................................... 72,878 7,170
99,594
Information Technology (0.5%):
Avnet, Inc. ............................................................ 118,088 7,276
HP, Inc. .............................................................. 217,890 4,186
Texas Instruments, Inc. ................................................... 13,233 2,569
14,031
Materials (1.5%):
Avient Corp. .......................................................... 176,640 6,412
Cabot Corp. ........................................................... 107,681 8,109
Eastman Chemical Co. ................................................... 64,161 4,897
Greif, Inc. , Class A ...................................................... 103,035 6,911
Kaiser Aluminum Corp. .................................................. 41,605 5,014
LyondellBasell Industries NV , Class A ........................................ 55,761 4,492
Sylvamo Corp. ......................................................... 97,981 4,139
The Mosaic Co. ........................................................ 113,691 2,899
42,873
Utilities (10.9%):
Alliant Energy Corp. .................................................... 110,721 7,945
American Electric Power Co., Inc. ........................................... 54,138 7,096
American States Water Co. ................................................ 166,969 12,626
Avista Corp. .......................................................... 277,716 11,147
Black Hills Corp. ....................................................... 157,188 10,910
Brookfield Infrastructure Corp. ............................................. 208,953 8,258
California Water Service Group ............................................. 213,095 9,662
Chesapeake Utilities Corp. ................................................ 59,330 7,497
CMS Energy Corp. ...................................................... 89,766 6,964
Consolidated Edison, Inc. ................................................. 70,530 7,983
Dominion Energy, Inc. ................................................... 117,873 7,287
DTE Energy Co. ....................................................... 51,947 7,596
Duke Energy Corp. ...................................................... 72,299 9,467
Edison International ..................................................... 86,550 6,334
Entergy Corp. ......................................................... 60,603 6,809
Evergy, Inc. ........................................................... 147,550 12,087
Eversource Energy ...................................................... 79,541 5,511
Exelon Corp. .......................................................... 174,392 8,549
FirstEnergy Corp. ....................................................... 208,500 10,563
H2O America (b) ....................................................... 152,683 8,958
MGE Energy, Inc. ...................................................... 56,790 4,389
New Jersey Resources Corp. ............................................... 292,508 16,064
NiSource, Inc. ......................................................... 270,223 12,609
Northwest Natural Holding Co. ............................................. 155,132 8,256
OGE Energy Corp. ...................................................... 119,774 5,744
ONE Gas, Inc. ......................................................... 150,871 12,994
Otter Tail Corp. ........................................................ 94,013 8,251
Pinnacle West Capital Corp. ............................................... 50,549 5,093
Portland General Electric Co. .............................................. 279,755 14,763
PPL Corp. ............................................................ 202,847 7,749
Southwest Gas Holdings, Inc. .............................................. 110,553 9,607
Spire, Inc. ............................................................ 165,382 14,974
The AES Corp. ........................................................ 167,777 2,364
The Southern Co. ....................................................... 91,013 8,785
WEC Energy Group, Inc. ................................................. 73,005 8,452

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,340
GMK Norilskiy Nickel PAO ....................................
9/19/2014
4,446
Inter RAO UES PJSC .........................................
3/19/2021
7,868
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421
Polyus PJSC ...............................................
9/17/2021
6,022
Rostelecom PJSC ............................................
9/18/2020
8,205
RusHydro PJSC .............................................
9/18/2020
7,349
Severstal PAO ..............................................
3/17/2017
4,076
Tatneft PJSC ...............................................
9/15/2017
5,787
X5 Retail Group NV , GDR .....................................
9/18/2020
5,468
Security Description Shares
Value
(000)
Xcel Energy, Inc. ....................................................... 82,146 $ 6,526
319,869
1,276,208
Total Common Stocks (Cost $2,231,831) 2,653,627
Collateral for Securities Loaned (1.2%)^
United States (1.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (g) ........ 8,845,752 8,845
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (g) ............ 8,845,752 8,846
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (g) ............... 8,845,752 8,846
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (g) . 8,845,752 8,846
Total Collateral for Securities Loaned (Cost $35,383) 35,383
Total Investments (Cost $2,267,214) — 92.1% 2,689,010
Other assets in excess of liabilities — 7.9% 229,624
NET ASSETS - 100.00% $ 2,918,634
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$28,462 (thousands) and amounted to 1.0% of net assets.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Non-income producing security.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2026 (amounts in thousands):
(f) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(g) Rate disclosed is the daily yield on March 31, 2026.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
NASDAQ 100 E-Mini Futures ......... 5,338 6/18/26 $ 2,622,510 $ 2,553,165 $ (69,345)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 3,498 6/18/26 $ 510,635 $ 507,402 $ 3,233
E-Mini MSCI Emerging Markets Index
Futures .......................... 5,963 6/18/26 444,439 433,689 10,750
E-Mini Russell 2000 Index Futures ...... 3,477 6/18/26 434,030 436,746 (2,716)
E-Mini S&P 500 Futures .............. 10,095 6/18/26 3,371,879 3,316,586 55,293
$ 66,560
Total unrealized appreciation $ 69,276
Total unrealized depreciation (72,061)
Total net unrealized appreciation (depreciation) $ (2,785)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (3.6%):
Alphabet, Inc. , Class A ................................................... 3,634 $ 1,045
AT&T, Inc. ........................................................... 52,666 1,527
Charter Communications, Inc. , Class A (a) (b) ................................... 3,229 697
Comcast Corp. , Class A .................................................. 41,519 1,192
Fox Corp. , Class A ...................................................... 18,868 1,102
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 14,774 1,256
Meta Platforms, Inc. , Class A .............................................. 1,417 811
Netflix, Inc. (a) ......................................................... 9,287 893
News Corp. , Class A ..................................................... 49,769 1,241
Omnicom Group, Inc. .................................................... 9,481 714
Reddit, Inc. , Class A (a) ................................................... 3,209 432
Roku, Inc. , Class A (a) .................................................... 6,812 644
The New York Times Co. , Class A ........................................... 13,418 1,123
The Walt Disney Co. .................................................... 12,121 1,168
TKO Group Holdings, Inc. , Class A .......................................... 4,347 877
T-Mobile US, Inc. ...................................................... 5,874 1,234
Verizon Communications, Inc. .............................................. 25,670 1,289
Warner Music Group Corp. , Class A ......................................... 38,664 987
18,232
Consumer Discretionary (8.5%):
Airbnb, Inc. , Class A (a) .................................................. 7,895 997
Amazon.com, Inc. (a) .................................................... 4,817 1,003
Aptiv PLC (a) .......................................................... 12,541 871
AutoZone, Inc. (a) ....................................................... 339 1,145
Best Buy Co., Inc. ...................................................... 14,656 941
Booking Holdings, Inc. ................................................... 246 1,036
Burlington Stores, Inc. (a) ................................................. 2,772 902
Carnival Corp. ......................................................... 23,075 597
Carvana Co. , Class A (a) .................................................. 1,492 469
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 20,504 656
Coupang, Inc. , Class A (a) ................................................. 44,339 837
D.R. Horton, Inc. ....................................................... 4,767 654
Darden Restaurants, Inc. .................................................. 5,876 1,152
Deckers Outdoor Corp. (a) ................................................. 5,519 552
Dick's Sporting Goods, Inc. ................................................ 4,211 835
Domino's Pizza, Inc. ..................................................... 3,250 1,166
DoorDash, Inc. , Class A (a) ................................................ 3,986 598
eBay, Inc. ............................................................ 8,251 751
Expedia Group, Inc. ..................................................... 3,062 707
Garmin Ltd. ........................................................... 3,970 921
General Motors Co. ..................................................... 11,066 824
Genuine Parts Co. ...................................................... 8,825 933
Hilton Worldwide Holdings, Inc. ............................................ 4,574 1,391
Las Vegas Sands Corp. ................................................... 14,235 767
Lennar Corp. , Class A .................................................... 7,125 619
Lowe's Cos., Inc. ....................................................... 4,806 1,136
Marriott International, Inc. , Class A .......................................... 3,498 1,144
McDonald's Corp. ...................................................... 5,655 1,758
NIKE, Inc. , Class B ..................................................... 13,215 698
NVR, Inc. (a) .......................................................... 154 1,015
O'Reilly Automotive, Inc. (a) ............................................... 15,360 1,418
PulteGroup, Inc. ........................................................ 6,492 764
Ralph Lauren Corp. , Class A ............................................... 2,971 1,022
Ross Stores, Inc. ....................................................... 7,159 1,551
Royal Caribbean Cruises Ltd. .............................................. 2,217 610
Somnigroup International, Inc. ............................................. 10,744 794
Starbucks Corp. ........................................................ 11,158 1,000
Tapestry, Inc. .......................................................... 4,868 687
Tesla, Inc. (a) .......................................................... 1,699 632
The Home Depot, Inc. ................................................... 3,673 1,208
The TJX Cos., Inc. ...................................................... 11,978 1,913

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Toll Brothers, Inc. ...................................................... 6,098 $ 832
Tractor Supply Co. ...................................................... 22,935 1,039
Ulta Beauty, Inc. (a) ..................................................... 1,483 775
Williams-Sonoma, Inc. ................................................... 4,405 803
Yum! Brands, Inc. ...................................................... 8,283 1,288
43,411
Consumer Staples (7.3%):
Altria Group, Inc. ....................................................... 20,359 1,343
Archer-Daniels-Midland Co. ............................................... 16,753 1,218
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 10,892 1,072
Brown-Forman Corp. , Class B (b) ........................................... 32,517 860
Bunge Global SA ....................................................... 7,870 1,001
Casey's General Stores, Inc. ............................................... 2,121 1,544
Celsius Holdings, Inc. (a) .................................................. 10,198 362
Church & Dwight Co., Inc. ................................................ 13,551 1,265
Coca-Cola Consolidated, Inc. .............................................. 5,429 1,041
Colgate-Palmolive Co. ................................................... 15,277 1,302
Constellation Brands, Inc. , Class A .......................................... 6,471 971
Costco Wholesale Corp. .................................................. 1,663 1,657
Dollar General Corp. .................................................... 5,965 708
General Mills, Inc. ...................................................... 28,667 1,067
Hormel Foods Corp. ..................................................... 42,100 954
Keurig Dr. Pepper, Inc. ................................................... 35,304 929
Kimberly-Clark Corp. .................................................... 10,873 1,049
McCormick & Co., Inc. .................................................. 16,663 840
Mondelez International, Inc. , Class A ......................................... 22,484 1,296
Monster Beverage Corp. (a) ................................................ 16,269 1,179
PepsiCo, Inc. .......................................................... 8,043 1,249
Performance Food Group Co. (a) ............................................ 11,443 980
Philip Morris International, Inc. ............................................. 6,627 1,096
Sysco Corp. ........................................................... 14,966 1,067
Target Corp. .......................................................... 9,041 1,096
The Clorox Co. ........................................................ 10,527 1,091
The Coca-Cola Co. ...................................................... 23,780 1,808
The Hershey Co. ....................................................... 4,717 981
The Kroger Co. ........................................................ 16,650 1,205
The Procter & Gamble Co. ................................................ 10,944 1,581
Tyson Foods, Inc. , Class A ................................................ 21,530 1,379
U.S. Foods Holding Corp. (a) ............................................... 11,194 1,032
Walmart, Inc. .......................................................... 10,662 1,325
37,548
Energy (5.8%):
Baker Hughes Co. , Class A ................................................ 15,029 918
Cheniere Energy, Inc. .................................................... 5,686 1,614
Chevron Corp. ......................................................... 8,057 1,667
ConocoPhillips Co. ..................................................... 9,609 1,268
Devon Energy Corp. ..................................................... 21,788 1,096
Diamondback Energy, Inc. ................................................ 5,806 1,148
DT Midstream, Inc. ..................................................... 11,114 1,497
EOG Resources, Inc. .................................................... 10,064 1,455
EQT Corp. ............................................................ 14,491 922
Expand Energy Corp. .................................................... 8,480 931
Exxon Mobil Corp. ..................................................... 9,035 1,533
Halliburton Co. ........................................................ 22,288 869
Kinder Morgan, Inc. ..................................................... 46,216 1,550
Marathon Petroleum Corp. ................................................ 5,465 1,334
Occidental Petroleum Corp. ............................................... 17,699 1,150
ONEOK, Inc. .......................................................... 14,765 1,335
Ovintiv, Inc. .......................................................... 16,962 1,007
Permian Resources Corp. , Class A ........................................... 50,924 1,086
Phillips 66 Co. ......................................................... 7,137 1,300
SLB Ltd. ............................................................. 18,428 947

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Targa Resources Corp. ................................................... 4,710 $ 1,181
Texas Pacific Land Corp. ................................................. 1,324 628
The Williams Cos., Inc. .................................................. 17,640 1,284
Valero Energy Corp. ..................................................... 4,631 1,144
Venture Global, Inc. , Class A ............................................... 44,852 707
29,571
Financials (18.6%):
Affirm Holdings, Inc. , Class A (a) ............................................ 10,642 488
Aflac, Inc. ............................................................ 15,679 1,720
American Express Co. ................................................... 3,594 1,087
American International Group, Inc. .......................................... 15,822 1,191
Ameriprise Financial, Inc. ................................................. 2,538 1,128
Apollo Global Management, Inc. ............................................ 8,257 920
Arch Capital Group Ltd. (a) ................................................ 14,890 1,429
Ares Management Corp. , Class A ........................................... 6,974 761
Arthur J. Gallagher & Co. ................................................. 4,930 1,068
Bank of America Corp. ................................................... 28,329 1,381
Berkshire Hathaway, Inc. , Class B (a) ......................................... 4,409 2,113
BlackRock, Inc. ........................................................ 1,195 1,149
Blackstone, Inc. ........................................................ 8,433 970
Block, Inc. , Class A (a) ................................................... 9,965 600
Blue Owl Capital, Inc. , Class A (b) ........................................... 69,495 635
Brown & Brown, Inc. .................................................... 15,630 1,019
Capital One Financial Corp. ............................................... 4,869 888
Cboe Global Markets, Inc. ................................................ 5,283 1,485
Chubb Ltd. ........................................................... 5,096 1,661
Cincinnati Financial Corp. ................................................ 9,522 1,498
Citigroup, Inc. ......................................................... 9,951 1,129
Citizens Financial Group, Inc. .............................................. 18,949 1,136
CME Group, Inc. , Class A ................................................. 5,418 1,600
CNA Financial Corp. .................................................... 34,091 1,565
Coinbase Global, Inc. , Class A (a) ........................................... 2,455 429
Corpay, Inc. (a) ......................................................... 2,532 737
East West Bancorp, Inc. .................................................. 10,144 1,083
Everest Group Ltd. ...................................................... 3,795 1,240
Fidelity National Financial, Inc. ............................................ 22,926 1,063
Fidelity National Information Services, Inc. .................................... 21,263 997
Fifth Third Bancorp ..................................................... 24,256 1,127
First Citizens Bancshares, Inc. , Class A ....................................... 564 1,063
Fiserv, Inc. (a) .......................................................... 7,950 444
Franklin Resources, Inc. .................................................. 46,487 1,098
Global Payments, Inc. .................................................... 10,146 683
Huntington Bancshares, Inc. ............................................... 68,356 1,070
Interactive Brokers Group, Inc. , Class A ....................................... 11,515 772
Intercontinental Exchange, Inc. ............................................. 8,643 1,359
JPMorgan Chase & Co. .................................................. 4,689 1,379
KeyCorp ............................................................. 59,131 1,186
KKR & Co., Inc. ....................................................... 9,291 859
Loews Corp. .......................................................... 19,476 2,079
LPL Financial Holdings, Inc. ............................................... 2,811 846
M&T Bank Corp. ....................................................... 6,415 1,326
Markel Group, Inc. (a) .................................................... 846 1,619
Marsh & McLennan Cos., Inc. ............................................. 7,524 1,305
Mastercard, Inc. , Class A ................................................. 2,698 1,348
MetLife, Inc. .......................................................... 18,025 1,275
Moody's Corp. ......................................................... 2,385 1,040
Morgan Stanley ........................................................ 7,347 1,209
MSCI, Inc. , Class A ..................................................... 1,796 968
Nasdaq, Inc. .......................................................... 14,248 1,210
Northern Trust Corp. .................................................... 8,139 1,136
PayPal Holdings, Inc. .................................................... 15,900 719
Pinnacle Financial Partners, Inc. ............................................ 10,256 883
Principal Financial Group, Inc. ............................................. 14,482 1,305

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Prudential Financial, Inc. ................................................. 13,781 $ 1,346
Raymond James Financial, Inc. ............................................. 8,098 1,173
Regions Financial Corp. .................................................. 43,452 1,135
Reinsurance Group of America, Inc. ......................................... 5,753 1,175
RenaissanceRe Holdings Ltd. .............................................. 4,260 1,266
Robinhood Markets, Inc. , Class A (a) ......................................... 5,922 410
S&P Global, Inc. ....................................................... 2,435 1,036
SoFi Technologies, Inc. (a) ................................................. 30,076 478
State Street Corp. ....................................................... 9,453 1,196
Synchrony Financial ..................................................... 14,759 1,004
T. Rowe Price Group, Inc. ................................................. 12,632 1,139
The Allstate Corp. ...................................................... 5,909 1,225
The Bank of New York Mellon Corp. ......................................... 12,535 1,487
The Carlyle Group, Inc. .................................................. 16,164 782
The Charles Schwab Corp. ................................................ 14,071 1,322
The Goldman Sachs Group, Inc. ............................................ 1,327 1,123
The Hartford Insurance Group, Inc. .......................................... 12,093 1,635
The PNC Financial Services Group, Inc. ...................................... 6,574 1,368
The Progressive Corp. ................................................... 6,012 1,192
The Travelers Cos., Inc. .................................................. 5,293 1,544
Toast, Inc. , Class A (a) .................................................... 25,684 681
TPG, Inc. , Class A ...................................................... 18,882 765
Tradeweb Markets, Inc. , Class A ............................................ 8,772 1,032
Truist Financial Corp. .................................................... 27,410 1,260
U.S. Bancorp .......................................................... 24,826 1,291
Visa, Inc. , Class A ...................................................... 4,408 1,332
W.R. Berkley Corp. ..................................................... 20,613 1,366
Wells Fargo & Co. ...................................................... 14,281 1,137
95,378
Health Care (10.1%):
Abbott Laboratories ..................................................... 11,128 1,143
AbbVie, Inc. .......................................................... 5,422 1,179
Agilent Technologies, Inc. ................................................. 9,014 1,027
Align Technology, Inc. (a) ................................................. 2,856 490
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,455 812
Amgen, Inc. ........................................................... 2,747 967
Becton Dickinson & Co. .................................................. 6,934 1,090
Biogen, Inc. (a) ......................................................... 4,786 877
Boston Scientific Corp. (a) ................................................. 13,400 841
Bristol-Myers Squibb Co. ................................................. 17,993 1,091
Cardinal Health, Inc. .................................................... 4,247 897
Cencora, Inc. .......................................................... 3,285 1,032
CVS Health Corp. ...................................................... 12,659 909
Danaher Corp. ......................................................... 5,342 1,013
Dexcom, Inc. (a) ........................................................ 10,146 637
Edwards Lifesciences Corp. (a) ............................................. 15,915 1,275
Elevance Health, Inc. .................................................... 2,365 692
Eli Lilly & Co. ......................................................... 759 698
GE HealthCare Technologies, Inc. ........................................... 13,004 926
Gilead Sciences, Inc. .................................................... 7,396 1,031
Globus Medical, Inc. , Class A (a) ............................................ 6,129 528
HCA Healthcare, Inc. .................................................... 2,240 1,060
Humana, Inc. .......................................................... 3,192 553
IDEXX Laboratories, Inc. (a) ............................................... 1,035 582
Illumina, Inc. (a) ........................................................ 4,592 566
Incyte Corp. (a) ......................................................... 8,691 818
Insulet Corp. (a) ........................................................ 3,875 813
Intuitive Surgical, Inc. (a) ................................................. 2,028 935
IQVIA Holdings, Inc. (a) .................................................. 4,135 705
Johnson & Johnson ..................................................... 7,451 1,821
Labcorp Holdings, Inc. ................................................... 4,546 1,213
McKesson Corp. ....................................................... 1,028 890
Medpace Holdings, Inc. (a) ................................................ 912 438

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Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Medtronic PLC ........................................................ 16,915 $ 1,466
Merck & Co., Inc. ...................................................... 9,027 1,086
Mettler-Toledo International, Inc. (a) ......................................... 863 1,088
Neurocrine Biosciences, Inc. (a) ............................................. 7,548 994
Pfizer, Inc. ............................................................ 43,257 1,215
Quest Diagnostics, Inc. ................................................... 6,145 1,204
Regeneron Pharmaceuticals, Inc. ............................................ 1,226 947
ResMed, Inc. .......................................................... 5,259 1,181
Solventum Corp. (a) ..................................................... 15,215 994
STERIS PLC .......................................................... 5,208 1,152
Stryker Corp. .......................................................... 4,080 1,341
Tenet Healthcare Corp. (a) ................................................. 3,250 613
The Cigna Group ....................................................... 3,015 804
The Cooper Cos., Inc. (a) .................................................. 12,068 863
Thermo Fisher Scientific, Inc. .............................................. 1,990 978
United Therapeutics Corp. (a) .............................................. 1,204 714
UnitedHealth Group, Inc. ................................................. 2,447 662
Veeva Systems, Inc. , Class A (a) ............................................. 5,312 933
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,728 772
Waters Corp. (a) ........................................................ 2,654 790
West Pharmaceutical Services, Inc. .......................................... 2,809 704
Zimmer Biomet Holdings, Inc. ............................................. 10,416 942
Zoetis, Inc. , Class A ..................................................... 8,645 1,022
52,014
Industrials (19.8%):
3M Co. .............................................................. 7,123 1,034
Advanced Drainage Systems, Inc. ........................................... 4,722 648
AECOM ............................................................. 9,974 846
Allegion PLC ......................................................... 7,864 1,143
AMETEK, Inc. ........................................................ 6,448 1,382
ATI, Inc. (a) ........................................................... 4,819 701
Automatic Data Processing, Inc. ............................................ 6,842 1,390
Axon Enterprise, Inc. (a) .................................................. 1,070 454
Broadridge Financial Solutions, Inc. ......................................... 7,059 1,147
BWX Technologies, Inc. .................................................. 3,496 715
C.H. Robinson Worldwide, Inc. ............................................. 3,806 632
CACI International, Inc. , Class A (a) ......................................... 1,561 849
Carlisle Cos., Inc. ....................................................... 2,109 704
Carpenter Technology Corp. ............................................... 1,630 642
Carrier Global Corp. ..................................................... 15,737 886
Caterpillar, Inc. ........................................................ 1,316 932
Cintas Corp. .......................................................... 8,530 1,443
Clean Harbors, Inc. (a) ................................................... 4,009 1,150
Comfort Systems USA, Inc. ............................................... 400 552
Copart, Inc. (a) ......................................................... 34,025 1,130
CSX Corp. ............................................................ 34,862 1,431
Cummins, Inc. ......................................................... 1,768 951
Curtiss-Wright Corp. .................................................... 1,421 968
Deere & Co. .......................................................... 1,685 949
Delta Air Lines, Inc. ..................................................... 11,303 751
Dover Corp. ........................................................... 5,945 1,239
Eaton Corp. PLC ....................................................... 2,749 983
EMCOR Group, Inc. .................................................... 1,078 796
Emerson Electric Co. .................................................... 7,327 960
Equifax, Inc. .......................................................... 4,106 739
Expeditors International of Washington, Inc. .................................... 6,723 963
Fastenal Co. ........................................................... 27,638 1,282
FedEx Corp. .......................................................... 3,063 1,091
Ferguson Enterprises, Inc. ................................................. 4,329 1,010
Fortive Corp. .......................................................... 19,294 1,067
FTAI Aviation Ltd. ...................................................... 1,752 429
GE Vernova, Inc. ....................................................... 723 631
Generac Holdings, Inc. (a) ................................................. 2,610 510

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Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
General Dynamics Corp. .................................................. 4,328 $ 1,485
General Electric Co. ..................................................... 3,401 965
Graco, Inc. ........................................................... 17,950 1,519
HEICO Corp. .......................................................... 3,422 938
Honeywell International, Inc. .............................................. 5,930 1,340
Howmet Aerospace, Inc. .................................................. 4,146 955
Hubbell, Inc. , Class B .................................................... 2,293 1,125
Huntington Ingalls Industries, Inc. ........................................... 2,060 783
IDEX Corp. ........................................................... 5,591 1,060
Illinois Tool Works, Inc. .................................................. 5,269 1,371
Ingersoll Rand, Inc. ..................................................... 10,258 822
ITT, Inc. ............................................................. 5,338 1,017
J.B. Hunt Transport Services, Inc. ........................................... 3,357 711
Jacobs Solutions, Inc. .................................................... 7,244 922
Johnson Controls International PLC .......................................... 8,522 1,116
Kratos Defense & Security Solutions, Inc. (a) ................................... 5,043 356
L3Harris Technologies, Inc. ............................................... 3,543 1,223
Leidos Holdings, Inc. .................................................... 5,937 923
Lennox International, Inc. ................................................. 1,649 765
Lincoln Electric Holdings, Inc. ............................................. 4,097 1,020
Lockheed Martin Corp. ................................................... 1,696 1,025
Masco Corp. .......................................................... 14,726 889
MasTec, Inc. (a) ........................................................ 2,805 902
Mueller Industries, Inc. ................................................... 9,476 1,050
Nextpower, Inc. , Class A (a) ................................................ 4,813 580
Nordson Corp. ......................................................... 5,313 1,414
Northrop Grumman Corp. ................................................. 1,656 1,130
Old Dominion Freight Line, Inc. ............................................ 3,985 779
Otis Worldwide Corp. .................................................... 14,278 1,101
PACCAR, Inc. ......................................................... 9,522 1,100
Parker-Hannifin Corp. ................................................... 1,385 1,240
Paychex, Inc. .......................................................... 12,990 1,197
Quanta Services, Inc. .................................................... 1,693 930
RBC Bearings, Inc. (a) ................................................... 2,332 1,267
Regal Rexnord Corp. .................................................... 3,336 625
Republic Services, Inc. , Class A ............................................ 7,672 1,680
Rockwell Automation, Inc. ................................................ 2,908 1,044
Rollins, Inc. ........................................................... 20,872 1,115
RTX Corp. ............................................................ 6,704 1,293
Snap-on, Inc. .......................................................... 3,926 1,426
Southwest Airlines Co. ................................................... 14,338 539
SS&C Technologies Holdings, Inc. .......................................... 16,939 1,145
Stanley Black & Decker, Inc. .............................................. 9,756 693
Sterling Infrastructure, Inc. (a) .............................................. 1,237 504
Textron, Inc. .......................................................... 12,873 1,127
The Boeing Co. (a) ...................................................... 4,597 915
Trane Technologies PLC .................................................. 2,602 1,084
TransDigm Group, Inc. ................................................... 852 987
TransUnion ........................................................... 9,858 682
Uber Technologies, Inc. (a) ................................................ 12,699 913
UL Solutions, Inc. , Class A ................................................ 8,951 767
Union Pacific Corp. ..................................................... 5,988 1,453
United Airlines Holdings, Inc. (a) ............................................ 6,092 561
United Parcel Service, Inc. , Class B .......................................... 9,521 937
United Rentals, Inc. ..................................................... 1,018 742
Veralto Corp. .......................................................... 15,311 1,354
Verisk Analytics, Inc. , Class A .............................................. 5,001 949
Vertiv Holdings Co. , Class A ............................................... 2,090 524
W.W. Grainger, Inc. ..................................................... 1,044 1,139
Waste Management, Inc. .................................................. 6,997 1,608
Watsco, Inc. ........................................................... 2,469 898
WESCO International, Inc. ................................................ 2,958 809
Westinghouse Air Brake Technologies Corp. .................................... 5,437 1,359

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Woodward, Inc. ........................................................ 2,473 $ 885
XPO, Inc. (a) .......................................................... 3,302 642
Xylem, Inc. ........................................................... 9,820 1,174
101,723
Information Technology (11.3%):
Accenture PLC , Class A .................................................. 4,280 849
Adobe, Inc. (a) ......................................................... 3,947 959
Advanced Energy Industries, Inc. ........................................... 2,006 647
Advanced Micro Devices, Inc. (a) ............................................ 2,458 500
Akamai Technologies, Inc. (a) .............................................. 7,691 883
Amphenol Corp. , Class A ................................................. 5,555 702
Analog Devices, Inc. .................................................... 3,158 1,005
Apple, Inc. ........................................................... 5,092 1,292
Applied Materials, Inc. ................................................... 1,849 632
AppLovin Corp. , Class A (a) ............................................... 978 389
Arista Networks, Inc. (a) .................................................. 4,581 562
Astera Labs, Inc. (a) ..................................................... 2,717 298
Autodesk, Inc. (a) ....................................................... 4,068 974
Broadcom, Inc. ........................................................ 2,219 687
Cadence Design Systems, Inc. (a) ............................................ 2,822 784
CDW Corp. ........................................................... 8,046 974
Ciena Corp. (a) ......................................................... 1,506 585
Cisco Systems, Inc. ..................................................... 14,893 1,156
Cognizant Technology Solutions Corp. , Class A ................................. 15,569 955
Coherent Corp. (a) ...................................................... 1,817 433
Corning, Inc. .......................................................... 4,730 643
Credo Technology Group Holding Ltd. (a) ..................................... 3,502 329
Datadog, Inc. , Class A (a) ................................................. 4,710 556
Dell Technologies, Inc. , Class C ............................................ 4,049 665
Entegris, Inc. .......................................................... 4,222 495
Everpure, Inc. , Class A (a) ................................................. 6,814 402
F5, Inc. (a) ............................................................ 3,397 983
Fair Isaac Corp. (a) ...................................................... 480 512
First Solar, Inc. (a) ...................................................... 2,622 517
Fortinet, Inc. (a) ........................................................ 9,523 778
Gen Digital, Inc. ....................................................... 49,404 930
HP, Inc. .............................................................. 48,828 938
HubSpot, Inc. (a) ....................................................... 2,151 525
International Business Machines Corp. ........................................ 3,741 907
Intuit, Inc. ............................................................ 2,250 973
Jabil, Inc. ............................................................ 2,966 788
Keysight Technologies, Inc. (a) ............................................. 2,551 720
KLA Corp. ........................................................... 459 676
Lam Research Corp. ..................................................... 2,798 598
Lattice Semiconductor Corp. (a) ............................................. 6,471 600
Lumentum Holdings, Inc. (a) ............................................... 571 401
MACOM Technology Solutions Holdings, Inc. (a) ................................ 2,774 616
Marvell Technology, Inc. ................................................. 7,122 705
Micron Technology, Inc. .................................................. 1,276 431
Microsoft Corp. ........................................................ 3,336 1,235
MKS, Inc. ............................................................ 2,491 572
Monolithic Power Systems, Inc. ............................................ 619 677
Motorola Solutions, Inc. .................................................. 3,064 1,330
NetApp, Inc. .......................................................... 10,168 1,041
NVIDIA Corp. ......................................................... 5,200 907
NXP Semiconductors NV ................................................. 3,734 735
Okta, Inc. , Class A (a) .................................................... 11,728 923
ON Semiconductor Corp. (a) ............................................... 9,650 598
Oracle Corp. .......................................................... 3,175 467
Palantir Technologies, Inc. , Class A (a) ........................................ 4,536 664
Palo Alto Networks, Inc. (a) ................................................ 6,348 1,018
PTC, Inc. (a) ........................................................... 5,642 804
Qnity Electronics, Inc. ................................................... 4,457 514

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
QUALCOMM, Inc. ..................................................... 6,581 $ 848
Roper Technologies, Inc. .................................................. 3,489 1,235
Salesforce, Inc. ........................................................ 4,709 879
Seagate Technology Holdings PLC .......................................... 1,202 471
ServiceNow, Inc. (a) ..................................................... 7,783 814
Super Micro Computer, Inc. (a) ............................................. 14,358 327
Synopsys, Inc. (a) ....................................................... 1,209 479
TD SYNNEX Corp. ..................................................... 7,197 1,214
TE Connectivity PLC .................................................... 4,466 933
Teledyne Technologies, Inc. (a) ............................................. 1,909 1,155
Teradyne, Inc. ......................................................... 1,634 484
Texas Instruments, Inc. ................................................... 4,263 828
Trimble, Inc. (a) ........................................................ 16,601 1,083
Twilio, Inc. , Class A (a) ................................................... 4,604 579
Tyler Technologies, Inc. (a) ................................................ 2,353 806
VeriSign, Inc. .......................................................... 5,070 1,259
Western Digital Corp. .................................................... 1,738 470
Workday, Inc. , Class A (a) ................................................. 6,413 833
Zoom Communications, Inc. , Class A (a) ...................................... 10,805 869
58,005
Materials (4.8%):
Alcoa Corp. ........................................................... 9,514 631
Amcor PLC ........................................................... 22,538 896
Avery Dennison Corp. ................................................... 6,827 1,179
Ball Corp. ............................................................ 18,129 1,071
CF Industries Holdings, Inc. ............................................... 9,579 1,244
Coeur Mining, Inc. (a) .................................................... 16,405 308
Corteva, Inc. .......................................................... 16,292 1,364
CRH PLC ............................................................ 8,744 919
Crown Holdings, Inc. .................................................... 11,604 1,163
Ecolab, Inc. ........................................................... 5,262 1,400
Freeport-McMoRan, Inc. ................................................. 10,084 593
Hecla Mining Co. ....................................................... 16,733 312
Linde PLC ............................................................ 3,705 1,837
Martin Marietta Materials, Inc. ............................................. 1,940 1,142
Newmont Corp. ........................................................ 5,274 571
Nucor Corp. ........................................................... 5,812 983
Packaging Corp. of America ............................................... 5,096 1,081
PPG Industries, Inc. ..................................................... 10,088 1,078
Reliance, Inc. .......................................................... 3,832 1,165
Royal Gold, Inc. ........................................................ 2,801 713
RPM International, Inc. .................................................. 10,922 1,086
Smurfit WestRock PLC ................................................... 16,498 657
Steel Dynamics, Inc. ..................................................... 4,947 890
The Sherwin-Williams Co. ................................................ 3,697 1,185
Vulcan Materials Co. .................................................... 4,095 1,115
24,583
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 6,622 897
CoStar Group, Inc. (a) .................................................... 17,527 707
Jones Lang LaSalle, Inc. (a) ................................................ 2,818 858
2,462
Utilities (9.3%):
Alliant Energy Corp. .................................................... 28,954 2,078
Ameren Corp. ......................................................... 18,714 2,057
American Electric Power Co., Inc. ........................................... 13,141 1,723
American Water Works Co., Inc. ............................................ 10,549 1,436
Atmos Energy Corp. ..................................................... 10,964 2,025
CenterPoint Energy, Inc. .................................................. 46,062 1,988
CMS Energy Corp. ...................................................... 26,713 2,072
Consolidated Edison, Inc. ................................................. 16,524 1,870
Constellation Energy Corp. ................................................ 2,081 581

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Dominion Energy, Inc. ................................................... 26,143 $ 1,616
DTE Energy Co. ....................................................... 13,860 2,027
Duke Energy Corp. ...................................................... 16,893 2,212
Edison International ..................................................... 15,995 1,171
Entergy Corp. ......................................................... 16,347 1,837
Evergy, Inc. ........................................................... 25,015 2,049
Eversource Energy ...................................................... 16,113 1,116
Exelon Corp. .......................................................... 34,886 1,710
FirstEnergy Corp. ....................................................... 43,991 2,229
NextEra Energy, Inc. .................................................... 14,405 1,338
NiSource, Inc. ......................................................... 36,786 1,716
NRG Energy, Inc. ....................................................... 4,116 601
PG&E Corp. .......................................................... 59,197 1,040
PPL Corp. ............................................................ 47,744 1,824
Public Service Enterprise Group, Inc. ......................................... 19,595 1,586
Sempra .............................................................. 16,401 1,594
The Southern Co. ....................................................... 20,296 1,959
Vistra Corp. ........................................................... 3,672 552
WEC Energy Group, Inc. ................................................. 18,825 2,179
Xcel Energy, Inc. ....................................................... 20,621 1,638
47,824
Total Common Stocks (Cost $390,287)
a
a
a
510,751
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 334,717 334
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 334,717 335
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 334,717 335
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 334,717 335
Total Collateral for Securities Loaned (Cost $1,339)
a
a
a
1,339
Total Investments (Cost $391,626) — 99.9% 512,090
Other assets in excess of liabilities —  0.1% 584
NET ASSETS - 100.00% $ 512,674
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 5 6/18/26 $ 1,654 $ 1,643 $ (11)
Total unrealized appreciation $ —
Total unrealized depreciation (11)
Total net unrealized appreciation (depreciation) $ (11)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (4.6%):
AT&T, Inc. ........................................................... 159,496 $ 4,624
Comcast Corp. , Class A .................................................. 125,738 3,610
Omnicom Group, Inc. .................................................... 28,714 2,162
Verizon Communications, Inc. .............................................. 77,740 3,903
Warner Music Group Corp. , Class A ......................................... 117,092 2,990
17,289
Consumer Discretionary (5.4%):
Best Buy Co., Inc. ...................................................... 44,386 2,850
Darden Restaurants, Inc. .................................................. 17,793 3,488
Dick's Sporting Goods, Inc. ................................................ 12,754 2,529
Genuine Parts Co. ...................................................... 26,726 2,826
NIKE, Inc. , Class B ..................................................... 40,022 2,114
Starbucks Corp. ........................................................ 33,792 3,028
The Home Depot, Inc. ................................................... 11,123 3,658
20,493
Consumer Staples (16.0%):
Altria Group, Inc. ....................................................... 61,658 4,069
Archer-Daniels-Midland Co. ............................................... 50,738 3,688
Brown-Forman Corp. , Class B (a) ........................................... 98,475 2,604
Constellation Brands, Inc. , Class A .......................................... 19,597 2,939
General Mills, Inc. ...................................................... 86,817 3,231
Hormel Foods Corp. ..................................................... 127,497 2,888
Keurig Dr. Pepper, Inc. ................................................... 106,916 2,815
Kimberly-Clark Corp. .................................................... 32,927 3,176
McCormick & Co., Inc. .................................................. 50,463 2,545
Mondelez International, Inc. , Class A ......................................... 68,093 3,925
PepsiCo, Inc. .......................................................... 24,359 3,783
Philip Morris International, Inc. ............................................. 20,069 3,318
Target Corp. .......................................................... 27,382 3,319
The Clorox Co. ........................................................ 31,882 3,304
The Coca-Cola Co. ...................................................... 72,015 5,477
The Procter & Gamble Co. ................................................ 33,144 4,787
Tyson Foods, Inc. , Class A ................................................ 65,203 4,178
60,046
Electric Utilities (15.9%):
Alliant Energy Corp. .................................................... 87,688 6,292
American Electric Power Co., Inc. ........................................... 39,795 5,216
Duke Energy Corp. ...................................................... 51,161 6,699
Edison International ..................................................... 48,442 3,545
Evergy, Inc. ........................................................... 75,755 6,206
Eversource Energy ...................................................... 48,797 3,381
Exelon Corp. .......................................................... 105,648 5,179
FirstEnergy Corp. ....................................................... 133,227 6,749
PPL Corp. ............................................................ 144,588 5,523
The Southern Co. ....................................................... 61,466 5,933
Xcel Energy, Inc. ....................................................... 62,450 4,961
59,684
Energy (10.0%):
Chevron Corp. ......................................................... 24,401 5,049
ConocoPhillips Co. ..................................................... 29,100 3,841
EOG Resources, Inc. .................................................... 30,478 4,406
Exxon Mobil Corp. ..................................................... 27,363 4,642
Kinder Morgan, Inc. ..................................................... 139,963 4,693
ONEOK, Inc. .......................................................... 44,717 4,042
Permian Resources Corp. , Class A ........................................... 154,223 3,288
Phillips 66 Co. ......................................................... 21,616 3,938
The Williams Cos., Inc. .................................................. 53,423 3,888
37,787

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Financials (22.7%):
Ares Management Corp. , Class A ........................................... 21,118 $ 2,304
Blackstone, Inc. ........................................................ 25,538 2,937
Blue Owl Capital, Inc. , Class A (a) ........................................... 210,460 1,922
Citizens Financial Group, Inc. .............................................. 57,386 3,441
CNA Financial Corp. .................................................... 103,241 4,741
Everest Group Ltd. ...................................................... 11,493 3,756
Fidelity National Financial, Inc. ............................................ 69,433 3,220
Fidelity National Information Services, Inc. .................................... 64,395 3,021
Fifth Third Bancorp ..................................................... 73,460 3,413
Franklin Resources, Inc. .................................................. 140,782 3,325
Huntington Bancshares, Inc. ............................................... 207,012 3,240
KeyCorp ............................................................. 179,074 3,590
M&T Bank Corp. ....................................................... 19,426 4,016
MetLife, Inc. .......................................................... 54,589 3,861
Principal Financial Group, Inc. ............................................. 43,857 3,952
Prudential Financial, Inc. ................................................. 41,734 4,077
Regions Financial Corp. .................................................. 131,593 3,437
State Street Corp. ....................................................... 28,628 3,623
T. Rowe Price Group, Inc. ................................................. 38,257 3,448
The Carlyle Group, Inc. .................................................. 48,951 2,369
The PNC Financial Services Group, Inc. ...................................... 19,910 4,143
The Progressive Corp. ................................................... 18,208 3,610
TPG, Inc. , Class A ...................................................... 57,185 2,317
Truist Financial Corp. .................................................... 83,012 3,816
U.S. Bancorp .......................................................... 75,185 3,910
85,489
Health Care (6.9%):
AbbVie, Inc. .......................................................... 16,419 3,571
Amgen, Inc. ........................................................... 8,321 2,928
Bristol-Myers Squibb Co. ................................................. 54,492 3,305
CVS Health Corp. ...................................................... 38,336 2,753
Medtronic PLC ........................................................ 51,225 4,439
Merck & Co., Inc. ...................................................... 27,339 3,289
Pfizer, Inc. ............................................................ 131,002 3,678
UnitedHealth Group, Inc. ................................................. 7,410 2,005
25,968
Industrials (4.1%):
Automatic Data Processing, Inc. ............................................ 20,720 4,210
Paychex, Inc. .......................................................... 39,340 3,624
Stanley Black & Decker, Inc. .............................................. 29,546 2,100
United Parcel Service, Inc. , Class B .......................................... 28,834 2,837
Watsco, Inc. ........................................................... 7,478 2,720
15,491
Information Technology (3.5%):
Accenture PLC , Class A .................................................. 12,960 2,570
HP, Inc. .............................................................. 147,874 2,841
International Business Machines Corp. ........................................ 11,329 2,746
QUALCOMM, Inc. ..................................................... 19,932 2,567
Texas Instruments, Inc. ................................................... 12,909 2,506
13,230
Materials (1.3%):
Amcor PLC ........................................................... 68,254 2,713
Smurfit WestRock PLC ................................................... 49,963 1,991
4,704
Multi-Utilities (9.1%):
CMS Energy Corp. ...................................................... 80,899 6,276
Consolidated Edison, Inc. ................................................. 50,044 5,664
Dominion Energy, Inc. ................................................... 79,172 4,894
DTE Energy Co. ....................................................... 41,975 6,138
Public Service Enterprise Group, Inc. ......................................... 59,343 4,804

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
WEC Energy Group, Inc. ................................................. 57,011 $ 6,600
34,376
Total Common Stocks (Cost $341,057)
a
a
a
374,557
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (b) ........ 848,708 849
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (b) ............ 848,708 849
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (b) ............... 848,708 849
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (b) . 848,708 848
Total Collateral for Securities Loaned (Cost $3,395)
a
a
a
3,395
Total Investments (Cost $344,452) — 100.4% 377,952
Liabilities in excess of other assets —  (0.4)% (1,338)
NET ASSETS - 100.00% $ 376,614
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 4 6/18/26 $ 1,323 $ 1,314 $ (9)
Total unrealized appreciation $ —
Total unrealized depreciation (9)
Total net unrealized appreciation (depreciation) $ (9)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Banks (17.2%):
Associated Banc-Corp. ................................................... 102,707 $ 2,656
Atlantic Union Bankshares Corp. ............................................ 67,244 2,403
Bank of Hawaii Corp. .................................................... 38,811 2,882
Bank OZK ............................................................ 62,393 2,863
Columbia Banking System, Inc. ............................................ 81,947 2,248
CVB Financial Corp. .................................................... 143,111 2,775
First Bancorp Puerto Rico ................................................. 137,323 2,933
First Busey Corp. ....................................................... 117,914 2,980
First Financial Bancorp ................................................... 97,679 2,723
First Hawaiian, Inc. ..................................................... 120,410 2,967
First Interstate BancSystem, Inc., Class A ...................................... 70,794 2,364
First Merchants Corp. .................................................... 74,308 2,878
Fulton Financial Corp. ................................................... 131,197 2,669
Provident Financial Services, Inc. ........................................... 123,137 2,606
United Bankshares, Inc. .................................................. 72,874 3,018
WesBanco, Inc. ........................................................ 77,727 2,681
43,646
Capital Markets (4.6%):
Artisan Partners Asset Management, Inc., Class A ................................ 76,833 2,796
Cohen & Steers, Inc. .................................................... 41,243 2,580
GCM Grosvenor, Inc., Class A ............................................. 221,848 2,174
Lazard, Inc., Class A ..................................................... 45,627 1,938
Moelis & Co., Class A ................................................... 36,747 2,095
11,583
Communication Services (3.1%):
Iridium Communications, Inc. .............................................. 52,546 1,458
Nexstar Media Group, Inc., Class A .......................................... 9,897 1,790
Sirius XM Holdings, Inc. ................................................. 97,033 2,239
Warner Music Group Corp., Class A ......................................... 95,594 2,441
7,928
Consumer Discretionary (15.8%):
ADT, Inc. ............................................................ 415,004 2,727
American Eagle Outfitters, Inc. ............................................. 41,627 695
Bath & Body Works, Inc. ................................................. 61,418 1,147
Gentex Corp. .......................................................... 101,922 2,227
H&R Block, Inc. ....................................................... 77,074 2,446
Kontoor Brands, Inc. .................................................... 26,709 1,877
LCI Industries ......................................................... 17,207 2,116
Lear Corp. ............................................................ 18,410 2,229
Levi Strauss & Co., Class A ............................................... 96,394 1,782
LKQ Corp. ........................................................... 64,574 1,897
Macy's, Inc. ........................................................... 79,559 1,439
Meritage Homes Corp. ................................................... 25,868 1,600
Sonic Automotive, Inc., Class A ............................................ 30,078 2,062
Steven Madden Ltd. ..................................................... 45,015 1,527
The Buckle, Inc. ........................................................ 50,976 2,567
The Gap, Inc. .......................................................... 69,401 1,680
Thor Industries, Inc. ..................................................... 21,204 1,694
Travel + Leisure Co. ..................................................... 29,981 2,074
Vail Resorts, Inc. ....................................................... 17,326 2,223
Whirlpool Corp. ........................................................ 24,799 1,337
Wyndham Hotels & Resorts, Inc. ............................................ 31,337 2,546
39,892
Consumer Finance (1.0%):
OneMain Holdings, Inc., Class A ............................................ 47,668 2,550
Consumer Staples (5.5%):
Cal-Maine Foods, Inc. ................................................... 24,993 1,978
Flowers Foods, Inc. ..................................................... 239,517 1,952
Fresh Del Monte Produce, Inc. ............................................. 64,684 2,604

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Interparfums, Inc. ....................................................... 25,979 $ 2,360
Reynolds Consumer Products, Inc. .......................................... 117,810 2,496
The Marzetti Company ................................................... 18,434 2,550
13,940
Energy (11.8%):
APA Corp. ............................................................ 55,541 2,357
Archrock, Inc. ......................................................... 75,181 2,616
California Resources Corp. ................................................ 39,023 2,701
Chord Energy Corp. ..................................................... 20,085 2,856
Crescent Energy Co., Class A .............................................. 125,176 1,690
International Seaways, Inc. ................................................ 28,262 2,060
Kinetik Holdings, Inc., Class A(a) ........................................... 43,321 2,097
Kodiak Gas Services, Inc. ................................................. 40,255 2,348
Magnolia Oil & Gas Corp., Class A .......................................... 91,488 2,888
Matador Resources Co. ................................................... 37,644 2,378
Murphy Oil Corp. ...................................................... 47,820 1,973
Northern Oil & Gas, Inc. .................................................. 59,696 1,745
SM Energy Co. ........................................................ 68,445 2,134
29,843
Financial Services (2.1%):
HA Sustainable Infrastructure Capital, Inc. ..................................... 58,231 2,140
The Western Union Co.(a) ................................................. 249,785 2,180
UWM Holdings Corp.(a) ................................................. 302,442 1,095
5,415
Industrials (5.4%):
ABM Industries, Inc. .................................................... 60,971 2,349
HNI Corp. ............................................................ 59,624 1,991
Korn Ferry ........................................................... 42,896 2,700
MSC Industrial Direct Co., Inc., Class A ...................................... 31,395 2,897
Robert Half, Inc. ....................................................... 59,881 1,521
Trinity Industries, Inc. ................................................... 70,358 2,264
13,722
Information Technology (2.1%):
Avnet, Inc. ............................................................ 38,284 2,359
Dolby Laboratories, Inc., Class A ........................................... 49,103 2,949
5,308
Insurance (0.9%):
Lincoln National Corp. ................................................... 62,907 2,233
Materials (6.1%):
Avient Corp. .......................................................... 56,932 2,066
Cabot Corp. ........................................................... 30,712 2,313
Graphic Packaging Holding Co. ............................................ 155,312 1,544
Greif, Inc., Class A ...................................................... 43,161 2,895
Kaiser Aluminum Corp. .................................................. 13,202 1,591
Sonoco Products Co. .................................................... 50,880 2,752
The Scotts Miracle-Gro Co. ............................................... 37,020 2,251
15,412
Utilities (23.9%):
American States Water Co. ................................................ 55,167 4,172
Avista Corp. .......................................................... 106,884 4,290
Black Hills Corp. ....................................................... 55,627 3,861
California Water Service Group ............................................. 76,965 3,490
Clearway Energy, Inc., Class C ............................................. 70,900 2,786
IDACORP, Inc.(a) ...................................................... 34,555 4,940
MDU Resources Group, Inc.(a) ............................................. 167,258 3,466
MGE Energy, Inc. ...................................................... 51,112 3,950
New Jersey Resources Corp. ............................................... 84,067 4,617
Northwest Natural Holding Co. ............................................. 76,894 4,092
ONE Gas, Inc. ......................................................... 53,138 4,577
Otter Tail Corp. ........................................................ 41,917 3,679

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Portland General Electric Co. .............................................. 78,837 $ 4,160
Southwest Gas Holdings, Inc. .............................................. 48,670 4,229
Spire, Inc. ............................................................ 47,610 4,311
60,620
Total Common Stocks (Cost $233,251)
a
a
a
252,092
Collateral for Securities Loaned (2.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(b) ........ 1,709,216 1,710
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.56%(b) ............ 1,709,216 1,709
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(b) ............... 1,709,216 1,709
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.57%(b) . 1,709,216 1,709
Total Collateral for Securities Loaned (Cost $6,837)
a
a
a
6,837
Total Investments (Cost $240,088) — 102.2% 258,929
Liabilities in excess of other assets —  (2.2)% (5,552)
NET ASSETS - 100.00% $ 253,377
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on March 31, 2026.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 6 6/18/26 $ 754 $ 754 $ —*
Total unrealized appreciation $ —
Total unrealized depreciation —*
Total net unrealized appreciation (depreciation) $ —*
*
Rounds to less than $1 thousand.

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Beverages (7.5%):
Brown-Forman Corp., Class B(a) ........................................... 217,285 $ 5,745
Constellation Brands, Inc., Class A .......................................... 12,822 1,923
PepsiCo, Inc. .......................................................... 33,957 5,273
The Coca-Cola Co. ...................................................... 47,653 3,624
16,565
Consumer Discretionary (5.3%):
Dick's Sporting Goods, Inc. ................................................ 8,671 1,720
Genuine Parts Co. ...................................................... 30,698 3,246
Lowe's Cos., Inc. ....................................................... 8,303 1,962
McDonald's Corp. ...................................................... 10,320 3,207
Williams-Sonoma, Inc. ................................................... 8,474 1,545
11,680
Consumer Staples Distribution & Retail (7.5%):
Sysco Corp. ........................................................... 41,757 2,978
Target Corp. .......................................................... 56,630 6,864
The Kroger Co. ........................................................ 62,669 4,535
Walmart, Inc. .......................................................... 17,843 2,217
16,594
Energy (5.3%):
Chevron Corp. ......................................................... 32,618 6,749
Exxon Mobil Corp. ..................................................... 29,146 4,945
11,694
Financials (18.3%):
Aflac, Inc. ............................................................ 24,864 2,728
American Financial Group, Inc. ............................................. 18,346 2,343
Ameriprise Financial, Inc. ................................................. 4,238 1,883
Brown & Brown, Inc. .................................................... 16,634 1,085
Chubb Ltd. ........................................................... 4,911 1,601
Cincinnati Financial Corp. ................................................ 12,394 1,950
Commerce Bancshares, Inc. ............................................... 52,131 2,565
First Citizens Bancshares, Inc., Class A ....................................... 472 889
Franklin Resources, Inc. .................................................. 262,749 6,206
Marsh & McLennan Cos., Inc. ............................................. 10,845 1,881
Mastercard, Inc., Class A ................................................. 2,667 1,333
Old Republic International Corp. ............................................ 57,940 2,312
S&P Global, Inc. ....................................................... 3,017 1,283
SEI Investments Co. ..................................................... 33,786 2,651
T. Rowe Price Group, Inc. ................................................. 59,747 5,386
The Travelers Cos., Inc. .................................................. 9,725 2,836
Visa, Inc., Class A ...................................................... 4,837 1,462
40,394
Food Products (6.7%):
Archer-Daniels-Midland Co. ............................................... 68,783 5,000
Hormel Foods Corp. ..................................................... 321,833 7,289
McCormick & Co., Inc. .................................................. 51,637 2,605
14,894
Health Care (6.6%):
Becton Dickinson & Co. .................................................. 13,928 2,190
Cardinal Health, Inc. .................................................... 5,902 1,247
Eli Lilly & Co. ......................................................... 1,242 1,142
Johnson & Johnson ..................................................... 13,585 3,321
McKesson Corp. ....................................................... 1,265 1,095
Medtronic PLC ........................................................ 49,116 4,256
STERIS PLC .......................................................... 5,794 1,281
14,532

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Household Products (8.9%):
Colgate-Palmolive Co. ................................................... 48,808 $ 4,160
Kimberly-Clark Corp. .................................................... 63,390 6,115
The Clorox Co. ........................................................ 56,503 5,856
The Procter & Gamble Co. ................................................ 24,538 3,544
19,675
Industrials (13.5%):
Advanced Drainage Systems, Inc. ........................................... 7,483 1,026
Carlisle Cos., Inc. ....................................................... 4,836 1,613
Caterpillar, Inc. ........................................................ 2,312 1,638
Cummins, Inc. ......................................................... 3,289 1,770
Dover Corp. ........................................................... 8,588 1,790
Emerson Electric Co. .................................................... 25,920 3,396
Illinois Tool Works, Inc. .................................................. 14,052 3,658
Nordson Corp. ......................................................... 8,223 2,188
Owens Corning ........................................................ 14,454 1,564
Parker-Hannifin Corp. ................................................... 1,721 1,541
Stanley Black & Decker, Inc. .............................................. 66,670 4,738
Union Pacific Corp. ..................................................... 13,899 3,372
W.W. Grainger, Inc. ..................................................... 1,357 1,480
29,774
Information Technology (2.7%):
Lam Research Corp. ..................................................... 9,419 2,012
Microsoft Corp. ........................................................ 2,784 1,031
Monolithic Power Systems, Inc. ............................................ 1,184 1,294
Oracle Corp. .......................................................... 11,772 1,732
6,069
Materials (8.1%):
Air Products and Chemicals, Inc. ............................................ 12,248 3,558
Ecolab, Inc. ........................................................... 7,903 2,102
Linde PLC ............................................................ 3,612 1,790
Martin Marietta Materials, Inc. ............................................. 2,154 1,268
Nucor Corp. ........................................................... 8,763 1,482
PPG Industries, Inc. ..................................................... 36,650 3,917
RPM International, Inc. .................................................. 20,691 2,057
The Sherwin-Williams Co. ................................................ 5,418 1,737
17,911
Tobacco (4.0%):
Altria Group, Inc. ....................................................... 132,196 8,724
Utilities (5.1%):
Atmos Energy Corp. ..................................................... 13,614 2,515
Consolidated Edison, Inc. ................................................. 43,333 4,904
OGE Energy Corp. ...................................................... 79,401 3,808
11,227
Total Common Stocks (Cost $206,644)
a
a
a
219,733
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(b) ........ 117,267 118
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.56%(b) ............ 117,267 117
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(b) ............... 117,267 117
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.57%(b) . 117,267 117
Total Collateral for Securities Loaned (Cost $469)
a
a
a
469
Total Investments (Cost $207,113) — 99.7% 220,202
Other assets in excess of liabilities —  0.3% 618
NET ASSETS - 100.00% $ 220,820
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
(b) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 2 6/18/26 $ 657 $ 657 $ —*
Total unrealized appreciation $ —*
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ —*
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (14.5%):
Alphabet, Inc. , Class A ................................................... 31,120 $ 8,949
Comcast Corp. , Class A .................................................. 10,960 315
Electronic Arts, Inc. ..................................................... 21,128 4,307
T-Mobile US, Inc. ...................................................... 15,913 3,342
Verizon Communications, Inc. .............................................. 88,490 4,442
Versant Media Group, Inc. ................................................ 322 12
21,367
Consumer Discretionary (1.2%):
Aptiv PLC (a) .......................................................... 3,983 277
BorgWarner, Inc. ....................................................... 7,852 426
eBay, Inc. ............................................................ 3,787 345
Texas Roadhouse, Inc. , Class A ............................................. 2,074 342
The TJX Cos., Inc. ...................................................... 2,386 381
1,771
Consumer Staples (17.3%):
Altria Group, Inc. ....................................................... 66,793 4,408
Constellation Brands, Inc. , Class A .......................................... 2,562 384
Costco Wholesale Corp. .................................................. 4,589 4,572
Dollar General Corp. .................................................... 22,561 2,679
Molson Coors Beverage Co. , Class B ......................................... 7,616 328
The Hershey Co. ....................................................... 1,846 384
The Kroger Co. ........................................................ 60,429 4,373
The Procter & Gamble Co. ................................................ 13,818 1,996
Walmart, Inc. .......................................................... 50,934 6,330
25,454
Electronic Equipment, Instruments & Components (2.8%):
TE Connectivity PLC .................................................... 19,645 4,106
Energy (5.1%):
EOG Resources, Inc. .................................................... 3,079 445
Exxon Mobil Corp. ..................................................... 38,478 6,528
Halliburton Co. ........................................................ 14,056 548
7,521
Financials (6.1%):
Capital One Financial Corp. ............................................... 1,617 295
Cboe Global Markets, Inc. ................................................ 11,158 3,136
Mastercard, Inc. , Class A ................................................. 603 301
Old Republic International Corp. ............................................ 12,167 486
RenaissanceRe Holdings Ltd. .............................................. 2,326 692
The Allstate Corp. ...................................................... 18,223 3,778
The Hartford Insurance Group, Inc. .......................................... 2,583 349
9,037
Health Care (13.3%):
AbbVie, Inc. .......................................................... 7,249 1,577
Bristol-Myers Squibb Co. ................................................. 43,781 2,655
Johnson & Johnson ..................................................... 27,862 6,811
Medtronic PLC ........................................................ 3,614 313
Merck & Co., Inc. ...................................................... 6,899 830
ResMed, Inc. .......................................................... 1,430 321
The Cigna Group ....................................................... 12,298 3,280
United Therapeutics Corp. (a) .............................................. 824 489
UnitedHealth Group, Inc. ................................................. 11,102 3,004
Universal Health Services, Inc. , Class B ....................................... 1,685 301
19,581
Industrials (12.2%):
AECOM ............................................................. 2,626 223
Armstrong World Industries, Inc. ............................................ 1,752 289
Automatic Data Processing, Inc. ............................................ 1,170 238

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
C.H. Robinson Worldwide, Inc. ............................................. 2,611 $ 434
Caterpillar, Inc. ........................................................ 724 513
Generac Holdings, Inc. (a) ................................................. 2,060 402
General Dynamics Corp. .................................................. 6,725 2,308
L3Harris Technologies, Inc. ............................................... 9,923 3,425
Lockheed Martin Corp. ................................................... 8,866 5,359
Parker-Hannifin Corp. ................................................... 455 407
Republic Services, Inc. , Class A ............................................ 16,284 3,566
Sterling Infrastructure, Inc. (a) .............................................. 1,015 413
Trane Technologies PLC .................................................. 816 340
17,917
IT Services (0.2%):
Accenture PLC , Class A .................................................. 1,393 276
Materials (1.7%):
AptarGroup, Inc. ....................................................... 2,574 325
CF Industries Holdings, Inc. ............................................... 17,337 2,251
2,576
Real Estate (0.2%):
Sun Communities, Inc. ................................................... 2,674 337
Semiconductors & Semiconductor Equipment (9.8%):
KLA Corp. ........................................................... 3,338 4,915
Lam Research Corp. ..................................................... 27,742 5,927
QUALCOMM, Inc. ..................................................... 27,394 3,528
14,370
Software (6.3%):
Adobe, Inc. (a) ......................................................... 12,745 3,098
Intuit, Inc. ............................................................ 5,703 2,466
Salesforce, Inc. ........................................................ 19,716 3,680
9,244
Technology Hardware, Storage & Peripherals (9.0%):
Apple, Inc. ........................................................... 52,026 13,204
Total Common Stocks (Cost $126,700)
a
a
a
146,761
Total Investments (Cost $126,700) — 99.7% 146,761
Other assets in excess of liabilities —  0.3% 398
NET ASSETS - 100.00% $ 147,159
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 1 6/18/26 $ 334 $ 328 $ (6)
Total unrealized appreciation $ —
Total unrealized depreciation (6)
Total net unrealized appreciation (depreciation) $ (6)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (3.6%):
Alphabet, Inc. , Class A ................................................... 2,814 $ 809
AT&T, Inc. ........................................................... 40,784 1,182
Charter Communications, Inc. , Class A (a) (b) ................................... 2,500 540
Comcast Corp. , Class A .................................................. 32,152 923
Fox Corp. , Class A ...................................................... 14,611 853
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 11,441 973
Meta Platforms, Inc. , Class A .............................................. 1,098 628
Netflix, Inc. (a) ......................................................... 7,192 691
News Corp. , Class A ..................................................... 38,541 961
Omnicom Group, Inc. .................................................... 7,342 553
Reddit, Inc. , Class A (a) ................................................... 2,486 335
Roku, Inc. , Class A (a) .................................................... 5,275 499
The New York Times Co. , Class A ........................................... 10,391 870
The Walt Disney Co. .................................................... 9,386 905
TKO Group Holdings, Inc. , Class A .......................................... 3,366 679
T-Mobile US, Inc. ...................................................... 4,548 955
Verizon Communications, Inc. .............................................. 19,879 998
Warner Music Group Corp. , Class A ......................................... 29,941 765
14,119
Consumer Discretionary (8.5%):
Airbnb, Inc. , Class A (a) .................................................. 6,114 772
Amazon.com, Inc. (a) .................................................... 3,730 777
Aptiv PLC (a) .......................................................... 9,712 674
AutoZone, Inc. (a) ....................................................... 263 888
Best Buy Co., Inc. ...................................................... 11,350 729
Booking Holdings, Inc. ................................................... 191 804
Burlington Stores, Inc. (a) ................................................. 2,147 699
Carnival Corp. ......................................................... 17,869 462
Carvana Co. , Class A (a) .................................................. 1,155 363
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 15,878 508
Coupang, Inc. , Class A (a) ................................................. 34,336 648
D.R. Horton, Inc. ....................................................... 3,692 507
Darden Restaurants, Inc. .................................................. 4,550 892
Deckers Outdoor Corp. (a) ................................................. 4,274 428
Dick's Sporting Goods, Inc. ................................................ 3,261 647
Domino's Pizza, Inc. ..................................................... 2,517 903
DoorDash, Inc. , Class A (a) ................................................ 3,087 464
eBay, Inc. ............................................................ 6,390 582
Expedia Group, Inc. ..................................................... 2,371 547
Garmin Ltd. ........................................................... 3,074 713
General Motors Co. ..................................................... 8,570 638
Genuine Parts Co. ...................................................... 6,834 723
Hilton Worldwide Holdings, Inc. ............................................ 3,542 1,077
Las Vegas Sands Corp. ................................................... 11,024 594
Lennar Corp. , Class A .................................................... 5,518 479
Lowe's Cos., Inc. ....................................................... 3,722 879
Marriott International, Inc. , Class A .......................................... 2,708 886
McDonald's Corp. ...................................................... 4,378 1,361
NIKE, Inc. , Class B ..................................................... 10,234 541
NVR, Inc. (a) .......................................................... 119 784
O'Reilly Automotive, Inc. (a) ............................................... 11,894 1,098
PulteGroup, Inc. ........................................................ 5,028 591
Ralph Lauren Corp. , Class A ............................................... 2,301 792
Ross Stores, Inc. ....................................................... 5,544 1,201
Royal Caribbean Cruises Ltd. .............................................. 1,717 473
Somnigroup International, Inc. ............................................. 8,320 615
Starbucks Corp. ........................................................ 8,641 774
Tapestry, Inc. .......................................................... 3,770 532
Tesla, Inc. (a) .......................................................... 1,315 489
The Home Depot, Inc. ................................................... 2,844 935
The TJX Cos., Inc. ...................................................... 9,276 1,481

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Security Description Shares
a
Value
(000)
Toll Brothers, Inc. ...................................................... 4,722 $ 644
Tractor Supply Co. ...................................................... 17,761 805
Ulta Beauty, Inc. (a) ..................................................... 1,149 601
Williams-Sonoma, Inc. ................................................... 3,411 622
Yum! Brands, Inc. ...................................................... 6,414 997
33,619
Consumer Staples (7.3%):
Altria Group, Inc. ....................................................... 15,767 1,041
Archer-Daniels-Midland Co. ............................................... 12,974 943
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 8,434 830
Brown-Forman Corp. , Class B (b) ........................................... 25,181 666
Bunge Global SA ....................................................... 6,094 775
Casey's General Stores, Inc. ............................................... 1,643 1,196
Celsius Holdings, Inc. (a) .................................................. 7,897 280
Church & Dwight Co., Inc. ................................................ 10,494 979
Coca-Cola Consolidated, Inc. .............................................. 4,204 806
Colgate-Palmolive Co. ................................................... 11,830 1,008
Constellation Brands, Inc. , Class A .......................................... 5,011 752
Costco Wholesale Corp. .................................................. 1,288 1,283
Dollar General Corp. .................................................... 4,619 548
General Mills, Inc. ...................................................... 22,200 826
Hormel Foods Corp. ..................................................... 32,602 738
Keurig Dr. Pepper, Inc. ................................................... 27,339 720
Kimberly-Clark Corp. .................................................... 8,420 812
McCormick & Co., Inc. .................................................. 12,904 651
Mondelez International, Inc. , Class A ......................................... 17,412 1,004
Monster Beverage Corp. (a) ................................................ 12,599 913
PepsiCo, Inc. .......................................................... 6,229 967
Performance Food Group Co. (a) ............................................ 8,861 759
Philip Morris International, Inc. ............................................. 5,132 849
Sysco Corp. ........................................................... 11,590 827
Target Corp. .......................................................... 7,002 849
The Clorox Co. ........................................................ 8,152 845
The Coca-Cola Co. ...................................................... 18,415 1,401
The Hershey Co. ....................................................... 3,653 759
The Kroger Co. ........................................................ 12,894 933
The Procter & Gamble Co. ................................................ 8,475 1,224
Tyson Foods, Inc. , Class A ................................................ 16,673 1,068
U.S. Foods Holding Corp. (a) ............................................... 8,668 799
Walmart, Inc. .......................................................... 8,256 1,026
29,077
Energy (5.8%):
Baker Hughes Co. , Class A ................................................ 11,638 711
Cheniere Energy, Inc. .................................................... 4,403 1,249
Chevron Corp. ......................................................... 6,240 1,291
ConocoPhillips Co. ..................................................... 7,441 982
Devon Energy Corp. ..................................................... 16,873 849
Diamondback Energy, Inc. ................................................ 4,497 890
DT Midstream, Inc. ..................................................... 8,606 1,159
EOG Resources, Inc. .................................................... 7,793 1,127
EQT Corp. ............................................................ 11,222 714
Expand Energy Corp. .................................................... 6,567 721
Exxon Mobil Corp. ..................................................... 6,997 1,187
Halliburton Co. ........................................................ 17,260 673
Kinder Morgan, Inc. ..................................................... 35,790 1,200
Marathon Petroleum Corp. ................................................ 4,232 1,033
Occidental Petroleum Corp. ............................................... 13,706 891
ONEOK, Inc. .......................................................... 11,434 1,034
Ovintiv, Inc. .......................................................... 13,134 780
Permian Resources Corp. , Class A ........................................... 39,435 841
Phillips 66 Co. ......................................................... 5,527 1,007
SLB Ltd. ............................................................. 14,271 733

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March 31, 2026
Security Description Shares
a
Value
(000)
Targa Resources Corp. ................................................... 3,647 $ 914
Texas Pacific Land Corp. ................................................. 1,026 487
The Williams Cos., Inc. .................................................. 13,661 994
Valero Energy Corp. ..................................................... 3,586 886
Venture Global, Inc. , Class A ............................................... 34,732 547
22,900
Financials (18.6%):
Affirm Holdings, Inc. , Class A (a) ............................................ 8,241 378
Aflac, Inc. ............................................................ 12,142 1,332
American Express Co. ................................................... 2,783 842
American International Group, Inc. .......................................... 12,253 922
Ameriprise Financial, Inc. ................................................. 1,966 874
Apollo Global Management, Inc. ............................................ 6,394 712
Arch Capital Group Ltd. (a) ................................................ 11,531 1,107
Ares Management Corp. , Class A ........................................... 5,400 589
Arthur J. Gallagher & Co. ................................................. 3,818 827
Bank of America Corp. ................................................... 21,938 1,069
Berkshire Hathaway, Inc. , Class B (a) ......................................... 3,414 1,636
BlackRock, Inc. ........................................................ 926 891
Blackstone, Inc. ........................................................ 6,530 751
Block, Inc. , Class A (a) ................................................... 7,717 464
Blue Owl Capital, Inc. , Class A (b) ........................................... 53,815 491
Brown & Brown, Inc. .................................................... 12,104 789
Capital One Financial Corp. ............................................... 3,770 688
Cboe Global Markets, Inc. ................................................ 4,091 1,150
Chubb Ltd. ........................................................... 3,946 1,286
Cincinnati Financial Corp. ................................................ 7,374 1,160
Citigroup, Inc. ......................................................... 7,706 874
Citizens Financial Group, Inc. .............................................. 14,674 880
CME Group, Inc. , Class A ................................................. 4,196 1,239
CNA Financial Corp. .................................................... 26,399 1,212
Coinbase Global, Inc. , Class A (a) ........................................... 1,901 332
Corpay, Inc. (a) ......................................................... 1,961 571
East West Bancorp, Inc. .................................................. 7,856 839
Everest Group Ltd. ...................................................... 2,939 961
Fidelity National Financial, Inc. ............................................ 17,754 823
Fidelity National Information Services, Inc. .................................... 16,466 772
Fifth Third Bancorp ..................................................... 18,784 873
First Citizens Bancshares, Inc. , Class A ....................................... 437 824
Fiserv, Inc. (a) .......................................................... 6,156 343
Franklin Resources, Inc. .................................................. 35,999 850
Global Payments, Inc. .................................................... 7,857 529
Huntington Bancshares, Inc. ............................................... 52,934 828
Interactive Brokers Group, Inc. , Class A ....................................... 8,917 598
Intercontinental Exchange, Inc. ............................................. 6,693 1,053
JPMorgan Chase & Co. .................................................. 3,631 1,068
KeyCorp ............................................................. 45,789 918
KKR & Co., Inc. ....................................................... 7,195 665
Loews Corp. .......................................................... 15,082 1,610
LPL Financial Holdings, Inc. ............................................... 2,177 655
M&T Bank Corp. ....................................................... 4,967 1,027
Markel Group, Inc. (a) .................................................... 655 1,254
Marsh & McLennan Cos., Inc. ............................................. 5,827 1,011
Mastercard, Inc. , Class A ................................................. 2,090 1,044
MetLife, Inc. .......................................................... 13,959 987
Moody's Corp. ......................................................... 1,846 805
Morgan Stanley ........................................................ 5,690 936
MSCI, Inc. , Class A ..................................................... 1,391 750
Nasdaq, Inc. .......................................................... 11,033 937
Northern Trust Corp. .................................................... 6,303 880
PayPal Holdings, Inc. .................................................... 12,313 557
Pinnacle Financial Partners, Inc. ............................................ 7,942 684
Principal Financial Group, Inc. ............................................. 11,215 1,011

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March 31, 2026
Security Description Shares
a
Value
(000)
Prudential Financial, Inc. ................................................. 10,672 $ 1,043
Raymond James Financial, Inc. ............................................. 6,271 908
Regions Financial Corp. .................................................. 33,649 879
Reinsurance Group of America, Inc. ......................................... 4,454 909
RenaissanceRe Holdings Ltd. .............................................. 3,299 981
Robinhood Markets, Inc. , Class A (a) ......................................... 4,586 318
S&P Global, Inc. ....................................................... 1,886 802
SoFi Technologies, Inc. (a) ................................................. 23,291 370
State Street Corp. ....................................................... 7,320 926
Synchrony Financial ..................................................... 11,430 777
T. Rowe Price Group, Inc. ................................................. 9,782 882
The Allstate Corp. ...................................................... 4,576 949
The Bank of New York Mellon Corp. ......................................... 9,707 1,152
The Carlyle Group, Inc. .................................................. 12,517 606
The Charles Schwab Corp. ................................................ 10,897 1,024
The Goldman Sachs Group, Inc. ............................................ 1,027 869
The Hartford Insurance Group, Inc. .......................................... 9,364 1,266
The PNC Financial Services Group, Inc. ...................................... 5,091 1,059
The Progressive Corp. ................................................... 4,656 923
The Travelers Cos., Inc. .................................................. 4,099 1,196
Toast, Inc. , Class A (a) .................................................... 19,889 527
TPG, Inc. , Class A ...................................................... 14,622 592
Tradeweb Markets, Inc. , Class A ............................................ 6,793 799
Truist Financial Corp. .................................................... 21,227 976
U.S. Bancorp .......................................................... 19,225 1,000
Visa, Inc. , Class A ...................................................... 3,413 1,032
W.R. Berkley Corp. ..................................................... 15,963 1,058
Wells Fargo & Co. ...................................................... 11,060 880
73,861
Health Care (10.1%):
Abbott Laboratories ..................................................... 8,617 885
AbbVie, Inc. .......................................................... 4,198 913
Agilent Technologies, Inc. ................................................. 6,980 796
Align Technology, Inc. (a) ................................................. 2,211 379
Alnylam Pharmaceuticals, Inc. (a) ........................................... 1,901 629
Amgen, Inc. ........................................................... 2,128 749
Becton Dickinson & Co. .................................................. 5,369 844
Biogen, Inc. (a) ......................................................... 3,706 679
Boston Scientific Corp. (a) ................................................. 10,377 651
Bristol-Myers Squibb Co. ................................................. 13,934 845
Cardinal Health, Inc. .................................................... 3,289 695
Cencora, Inc. .......................................................... 2,543 799
CVS Health Corp. ...................................................... 9,803 704
Danaher Corp. ......................................................... 4,137 784
Dexcom, Inc. (a) ........................................................ 7,858 494
Edwards Lifesciences Corp. (a) ............................................. 12,325 987
Elevance Health, Inc. .................................................... 1,831 536
Eli Lilly & Co. ......................................................... 588 541
GE HealthCare Technologies, Inc. ........................................... 10,070 717
Gilead Sciences, Inc. .................................................... 5,727 798
Globus Medical, Inc. , Class A (a) ............................................ 4,747 409
HCA Healthcare, Inc. .................................................... 1,735 821
Humana, Inc. .......................................................... 2,472 429
IDEXX Laboratories, Inc. (a) ............................................... 801 450
Illumina, Inc. (a) ........................................................ 3,556 438
Incyte Corp. (a) ......................................................... 6,731 634
Insulet Corp. (a) ........................................................ 3,001 630
Intuitive Surgical, Inc. (a) ................................................. 1,571 724
IQVIA Holdings, Inc. (a) .................................................. 3,202 546
Johnson & Johnson ..................................................... 5,771 1,411
Labcorp Holdings, Inc. ................................................... 3,521 939
McKesson Corp. ....................................................... 796 689
Medpace Holdings, Inc. (a) ................................................ 706 339

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March 31, 2026
Security Description Shares
a
Value
(000)
Medtronic PLC ........................................................ 13,099 $ 1,135
Merck & Co., Inc. ...................................................... 6,991 841
Mettler-Toledo International, Inc. (a) ......................................... 668 843
Neurocrine Biosciences, Inc. (a) ............................................. 5,845 770
Pfizer, Inc. ............................................................ 33,498 941
Quest Diagnostics, Inc. ................................................... 4,758 932
Regeneron Pharmaceuticals, Inc. ............................................ 950 734
ResMed, Inc. .......................................................... 4,073 914
Solventum Corp. (a) ..................................................... 11,783 769
STERIS PLC .......................................................... 4,033 892
Stryker Corp. .......................................................... 3,159 1,038
Tenet Healthcare Corp. (a) ................................................. 2,517 475
The Cigna Group ....................................................... 2,335 623
The Cooper Cos., Inc. (a) .................................................. 9,346 668
Thermo Fisher Scientific, Inc. .............................................. 1,542 758
United Therapeutics Corp. (a) .............................................. 932 553
UnitedHealth Group, Inc. ................................................. 1,895 513
Veeva Systems, Inc. , Class A (a) ............................................. 4,113 723
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,338 597
Waters Corp. (a) ........................................................ 2,056 612
West Pharmaceutical Services, Inc. .......................................... 2,176 545
Zimmer Biomet Holdings, Inc. ............................................. 8,066 729
Zoetis, Inc. , Class A ..................................................... 6,694 791
40,280
Industrials (19.8%):
3M Co. .............................................................. 5,516 801
Advanced Drainage Systems, Inc. ........................................... 3,657 501
AECOM ............................................................. 7,724 655
Allegion PLC ......................................................... 6,089 885
AMETEK, Inc. ........................................................ 4,993 1,070
ATI, Inc. (a) ........................................................... 3,731 543
Automatic Data Processing, Inc. ............................................ 5,298 1,076
Axon Enterprise, Inc. (a) .................................................. 829 352
Broadridge Financial Solutions, Inc. ......................................... 5,466 888
BWX Technologies, Inc. .................................................. 2,707 554
C.H. Robinson Worldwide, Inc. ............................................. 2,947 489
CACI International, Inc. , Class A (a) ......................................... 1,209 658
Carlisle Cos., Inc. ....................................................... 1,633 545
Carpenter Technology Corp. ............................................... 1,263 498
Carrier Global Corp. ..................................................... 12,187 686
Caterpillar, Inc. ........................................................ 1,019 722
Cintas Corp. .......................................................... 6,605 1,117
Clean Harbors, Inc. (a) ................................................... 3,104 890
Comfort Systems USA, Inc. ............................................... 310 428
Copart, Inc. (a) ......................................................... 26,349 875
CSX Corp. ............................................................ 26,997 1,108
Cummins, Inc. ......................................................... 1,369 737
Curtiss-Wright Corp. .................................................... 1,101 750
Deere & Co. .......................................................... 1,304 735
Delta Air Lines, Inc. ..................................................... 8,753 582
Dover Corp. ........................................................... 4,604 960
Eaton Corp. PLC ....................................................... 2,129 761
EMCOR Group, Inc. .................................................... 835 617
Emerson Electric Co. .................................................... 5,673 743
Equifax, Inc. .......................................................... 3,180 573
Expeditors International of Washington, Inc. .................................... 5,206 746
Fastenal Co. ........................................................... 21,403 993
FedEx Corp. .......................................................... 2,372 845
Ferguson Enterprises, Inc. ................................................. 3,352 782
Fortive Corp. .......................................................... 14,941 826
FTAI Aviation Ltd. ...................................................... 1,357 332
GE Vernova, Inc. ....................................................... 560 489
Generac Holdings, Inc. (a) ................................................. 2,021 395

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March 31, 2026
Security Description Shares
a
Value
(000)
General Dynamics Corp. .................................................. 3,352 $ 1,150
General Electric Co. ..................................................... 2,633 747
Graco, Inc. ........................................................... 13,900 1,177
HEICO Corp. .......................................................... 2,650 727
Honeywell International, Inc. .............................................. 4,592 1,038
Howmet Aerospace, Inc. .................................................. 3,211 740
Hubbell, Inc. , Class B .................................................... 1,775 871
Huntington Ingalls Industries, Inc. ........................................... 1,595 606
IDEX Corp. ........................................................... 4,330 821
Illinois Tool Works, Inc. .................................................. 4,081 1,062
Ingersoll Rand, Inc. ..................................................... 7,944 636
ITT, Inc. ............................................................. 4,134 788
J.B. Hunt Transport Services, Inc. ........................................... 2,600 551
Jacobs Solutions, Inc. .................................................... 5,610 714
Johnson Controls International PLC .......................................... 6,600 864
Kratos Defense & Security Solutions, Inc. (a) ................................... 3,905 275
L3Harris Technologies, Inc. ............................................... 2,744 947
Leidos Holdings, Inc. .................................................... 4,598 715
Lennox International, Inc. ................................................. 1,277 593
Lincoln Electric Holdings, Inc. ............................................. 3,173 790
Lockheed Martin Corp. ................................................... 1,313 794
Masco Corp. .......................................................... 11,404 688
MasTec, Inc. (a) ........................................................ 2,172 699
Mueller Industries, Inc. ................................................... 7,338 813
Nextpower, Inc. , Class A (a) ................................................ 3,727 449
Nordson Corp. ......................................................... 4,114 1,095
Northrop Grumman Corp. ................................................. 1,283 875
Old Dominion Freight Line, Inc. ............................................ 3,086 603
Otis Worldwide Corp. .................................................... 11,056 852
PACCAR, Inc. ......................................................... 7,374 852
Parker-Hannifin Corp. ................................................... 1,072 960
Paychex, Inc. .......................................................... 10,059 927
Quanta Services, Inc. .................................................... 1,311 720
RBC Bearings, Inc. (a) ................................................... 1,806 981
Regal Rexnord Corp. .................................................... 2,584 484
Republic Services, Inc. , Class A ............................................ 5,941 1,301
Rockwell Automation, Inc. ................................................ 2,252 808
Rollins, Inc. ........................................................... 16,163 863
RTX Corp. ............................................................ 5,192 1,002
Snap-on, Inc. .......................................................... 3,040 1,104
Southwest Airlines Co. ................................................... 11,103 417
SS&C Technologies Holdings, Inc. .......................................... 13,117 886
Stanley Black & Decker, Inc. .............................................. 7,555 537
Sterling Infrastructure, Inc. (a) .............................................. 958 390
Textron, Inc. .......................................................... 9,969 873
The Boeing Co. (a) ...................................................... 3,560 709
Trane Technologies PLC .................................................. 2,015 840
TransDigm Group, Inc. ................................................... 660 765
TransUnion ........................................................... 7,634 528
Uber Technologies, Inc. (a) ................................................ 9,834 707
UL Solutions, Inc. , Class A ................................................ 6,932 594
Union Pacific Corp. ..................................................... 4,637 1,125
United Airlines Holdings, Inc. (a) ............................................ 4,717 434
United Parcel Service, Inc. , Class B .......................................... 7,373 725
United Rentals, Inc. ..................................................... 788 574
Veralto Corp. .......................................................... 11,857 1,048
Verisk Analytics, Inc. , Class A .............................................. 3,873 735
Vertiv Holdings Co. , Class A ............................................... 1,619 406
W.W. Grainger, Inc. ..................................................... 809 882
Waste Management, Inc. .................................................. 5,418 1,245
Watsco, Inc. ........................................................... 1,912 696
WESCO International, Inc. ................................................ 2,290 627
Westinghouse Air Brake Technologies Corp. .................................... 4,211 1,052

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March 31, 2026
Security Description Shares
a
Value
(000)
Woodward, Inc. ........................................................ 1,915 $ 685
XPO, Inc. (a) .......................................................... 2,557 497
Xylem, Inc. ........................................................... 7,605 909
78,775
Information Technology (11.3%):
Accenture PLC , Class A .................................................. 3,314 657
Adobe, Inc. (a) ......................................................... 3,056 743
Advanced Energy Industries, Inc. ........................................... 1,554 501
Advanced Micro Devices, Inc. (a) ............................................ 1,904 387
Akamai Technologies, Inc. (a) .............................................. 5,956 684
Amphenol Corp. , Class A ................................................. 4,302 544
Analog Devices, Inc. .................................................... 2,446 778
Apple, Inc. ........................................................... 3,943 1,001
Applied Materials, Inc. ................................................... 1,432 489
AppLovin Corp. , Class A (a) ............................................... 757 301
Arista Networks, Inc. (a) .................................................. 3,548 436
Astera Labs, Inc. (a) ..................................................... 2,104 231
Autodesk, Inc. (a) ....................................................... 3,150 754
Broadcom, Inc. ........................................................ 1,718 532
Cadence Design Systems, Inc. (a) ............................................ 2,185 607
CDW Corp. ........................................................... 6,231 754
Ciena Corp. (a) ......................................................... 1,166 453
Cisco Systems, Inc. ..................................................... 11,533 895
Cognizant Technology Solutions Corp. , Class A ................................. 12,056 740
Coherent Corp. (a) ...................................................... 1,407 335
Corning, Inc. .......................................................... 3,662 498
Credo Technology Group Holding Ltd. (a) ..................................... 2,712 255
Datadog, Inc. , Class A (a) ................................................. 3,648 431
Dell Technologies, Inc. , Class C ............................................ 3,135 514
Entegris, Inc. .......................................................... 3,270 383
Everpure, Inc. , Class A (a) ................................................. 5,277 312
F5, Inc. (a) ............................................................ 2,630 761
Fair Isaac Corp. (a) ...................................................... 372 397
First Solar, Inc. (a) ...................................................... 2,030 400
Fortinet, Inc. (a) ........................................................ 7,375 603
Gen Digital, Inc. ....................................................... 38,258 720
HP, Inc. .............................................................. 37,812 726
HubSpot, Inc. (a) ....................................................... 1,665 406
International Business Machines Corp. ........................................ 2,897 702
Intuit, Inc. ............................................................ 1,742 753
Jabil, Inc. ............................................................ 2,296 610
Keysight Technologies, Inc. (a) ............................................. 1,976 558
KLA Corp. ........................................................... 355 523
Lam Research Corp. ..................................................... 2,167 463
Lattice Semiconductor Corp. (a) ............................................. 5,011 465
Lumentum Holdings, Inc. (a) ............................................... 442 311
MACOM Technology Solutions Holdings, Inc. (a) ................................ 2,149 477
Marvell Technology, Inc. ................................................. 5,515 546
Micron Technology, Inc. .................................................. 988 334
Microsoft Corp. ........................................................ 2,583 956
MKS, Inc. ............................................................ 1,929 443
Monolithic Power Systems, Inc. ............................................ 480 525
Motorola Solutions, Inc. .................................................. 2,373 1,030
NetApp, Inc. .......................................................... 7,874 806
NVIDIA Corp. ......................................................... 4,026 702
NXP Semiconductors NV ................................................. 2,891 569
Okta, Inc. , Class A (a) .................................................... 9,082 715
ON Semiconductor Corp. (a) ............................................... 7,473 463
Oracle Corp. .......................................................... 2,458 362
Palantir Technologies, Inc. , Class A (a) ........................................ 3,513 514
Palo Alto Networks, Inc. (a) ................................................ 4,916 788
PTC, Inc. (a) ........................................................... 4,369 622
Qnity Electronics, Inc. ................................................... 3,451 398

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
QUALCOMM, Inc. ..................................................... 5,097 $ 656
Roper Technologies, Inc. .................................................. 2,702 956
Salesforce, Inc. ........................................................ 3,646 681
Seagate Technology Holdings PLC .......................................... 931 365
ServiceNow, Inc. (a) ..................................................... 6,026 630
Super Micro Computer, Inc. (a) ............................................. 11,118 253
Synopsys, Inc. (a) ....................................................... 937 371
TD SYNNEX Corp. ..................................................... 5,573 940
TE Connectivity PLC .................................................... 3,458 723
Teledyne Technologies, Inc. (a) ............................................. 1,478 894
Teradyne, Inc. ......................................................... 1,266 375
Texas Instruments, Inc. ................................................... 3,301 641
Trimble, Inc. (a) ........................................................ 12,856 839
Twilio, Inc. , Class A (a) ................................................... 3,565 449
Tyler Technologies, Inc. (a) ................................................ 1,822 624
VeriSign, Inc. .......................................................... 3,926 975
Western Digital Corp. .................................................... 1,346 364
Workday, Inc. , Class A (a) ................................................. 4,966 645
Zoom Communications, Inc. , Class A (a) ...................................... 8,367 673
44,917
Materials (4.8%):
Alcoa Corp. ........................................................... 7,368 489
Amcor PLC ........................................................... 17,453 694
Avery Dennison Corp. ................................................... 5,286 913
Ball Corp. ............................................................ 14,039 830
CF Industries Holdings, Inc. ............................................... 7,419 963
Coeur Mining, Inc. (a) .................................................... 12,704 238
Corteva, Inc. .......................................................... 12,616 1,056
CRH PLC ............................................................ 6,772 712
Crown Holdings, Inc. .................................................... 8,986 901
Ecolab, Inc. ........................................................... 4,075 1,084
Freeport-McMoRan, Inc. ................................................. 7,809 459
Hecla Mining Co. ....................................................... 12,958 241
Linde PLC ............................................................ 2,869 1,422
Martin Marietta Materials, Inc. ............................................. 1,502 884
Newmont Corp. ........................................................ 4,084 442
Nucor Corp. ........................................................... 4,501 761
Packaging Corp. of America ............................................... 3,947 838
PPG Industries, Inc. ..................................................... 7,812 835
Reliance, Inc. .......................................................... 2,968 902
Royal Gold, Inc. ........................................................ 2,169 552
RPM International, Inc. .................................................. 8,459 841
Smurfit WestRock PLC ................................................... 12,775 509
Steel Dynamics, Inc. ..................................................... 3,831 690
The Sherwin-Williams Co. ................................................ 2,863 918
Vulcan Materials Co. .................................................... 3,171 863
19,037
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 5,128 695
CoStar Group, Inc. (a) .................................................... 13,572 547
Jones Lang LaSalle, Inc. (a) ................................................ 2,182 664
1,906
Utilities (9.3%):
Alliant Energy Corp. .................................................... 22,422 1,609
Ameren Corp. ......................................................... 14,492 1,593
American Electric Power Co., Inc. ........................................... 10,176 1,334
American Water Works Co., Inc. ............................................ 8,169 1,112
Atmos Energy Corp. ..................................................... 8,490 1,568
CenterPoint Energy, Inc. .................................................. 35,670 1,540
CMS Energy Corp. ...................................................... 20,687 1,605
Consolidated Edison, Inc. ................................................. 12,797 1,448
Constellation Energy Corp. ................................................ 1,612 450

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Dominion Energy, Inc. ................................................... 20,245 $ 1,252
DTE Energy Co. ....................................................... 10,733 1,569
Duke Energy Corp. ...................................................... 13,082 1,713
Edison International ..................................................... 12,387 907
Entergy Corp. ......................................................... 12,659 1,422
Evergy, Inc. ........................................................... 19,371 1,587
Eversource Energy ...................................................... 12,478 864
Exelon Corp. .......................................................... 27,015 1,324
FirstEnergy Corp. ....................................................... 34,067 1,726
NextEra Energy, Inc. .................................................... 11,155 1,036
NiSource, Inc. ......................................................... 28,487 1,329
NRG Energy, Inc. ....................................................... 3,188 466
PG&E Corp. .......................................................... 45,842 805
PPL Corp. ............................................................ 36,972 1,412
Public Service Enterprise Group, Inc. ......................................... 15,174 1,228
Sempra .............................................................. 12,701 1,234
The Southern Co. ....................................................... 15,717 1,517
Vistra Corp. ........................................................... 2,844 428
WEC Energy Group, Inc. ................................................. 14,578 1,688
Xcel Energy, Inc. ....................................................... 15,969 1,269
37,035
Total Common Stocks (Cost $339,177)
a
a
a
395,526
Investment Companies (0.3%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 3 .53% (c) ............ 1,034,581 1,035
Total Investment Companies (Cost $1,035)
a
a
a
1,035
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 345,924 346
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 345,924 346
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 345,924 346
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 345,924 346
Total Collateral for Securities Loaned (Cost $1,384)
a
a
a
1,384
Total Investments (Cost $341,596) — 100.2% 397,945
Liabilities in excess of other assets —  (0.2)% (935)
NET ASSETS - 100.00% $ 397,010
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 4 6/18/26 $ 1,320 $ 1,314 $ (6)
Total unrealized appreciation $ —
Total unrealized depreciation (6)
Total net unrealized appreciation (depreciation) $ (6)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (4.6%):
AT&T, Inc. ........................................................... 305,904 $ 8,868
Comcast Corp., Class A .................................................. 241,158 6,924
Omnicom Group, Inc. .................................................... 55,072 4,147
Verizon Communications, Inc. .............................................. 149,101 7,485
Warner Music Group Corp., Class A ......................................... 224,574 5,736
33,160
Consumer Discretionary (5.4%):
Best Buy Co., Inc. ...................................................... 85,129 5,465
Darden Restaurants, Inc. .................................................. 34,125 6,690
Dick's Sporting Goods, Inc. ................................................ 24,461 4,850
Genuine Parts Co. ...................................................... 51,259 5,421
NIKE, Inc., Class B ..................................................... 76,760 4,054
Starbucks Corp. ........................................................ 64,812 5,807
The Home Depot, Inc. ................................................... 21,333 7,016
39,303
Consumer Staples (16.0%):
Altria Group, Inc. ....................................................... 118,257 7,804
Archer-Daniels-Midland Co. ............................................... 97,312 7,074
Brown-Forman Corp., Class B(a) ........................................... 188,869 4,994
Constellation Brands, Inc., Class A .......................................... 37,586 5,638
General Mills, Inc. ...................................................... 166,509 6,197
Hormel Foods Corp. ..................................................... 244,530 5,538
Keurig Dr. Pepper, Inc. ................................................... 205,059 5,399
Kimberly-Clark Corp.(a) .................................................. 63,151 6,092
McCormick & Co., Inc. .................................................. 96,785 4,882
Mondelez International, Inc., Class A ......................................... 130,597 7,528
PepsiCo, Inc. .......................................................... 46,718 7,255
Philip Morris International, Inc. ............................................. 38,491 6,364
Target Corp. .......................................................... 52,518 6,365
The Clorox Co. ........................................................ 61,147 6,337
The Coca-Cola Co. ...................................................... 138,120 10,504
The Procter & Gamble Co. ................................................ 63,568 9,182
Tyson Foods, Inc., Class A ................................................ 125,055 8,012
115,165
Electric Utilities (15.9%):
Alliant Energy Corp. .................................................... 168,180 12,069
American Electric Power Co., Inc. ........................................... 76,324 10,005
Duke Energy Corp. ...................................................... 98,123 12,848
Edison International ..................................................... 92,908 6,799
Evergy , Inc. ........................................................... 145,293 11,902
Eversource Energy ...................................................... 93,589 6,484
Exelon Corp. .......................................................... 202,626 9,933
FirstEnergy Corp. ....................................................... 255,520 12,945
PPL Corp. ............................................................ 277,311 10,593
The Southern Co. ....................................................... 117,887 11,378
Xcel Energy, Inc. ....................................................... 119,776 9,515
114,471
Energy (10.0%):
Chevron Corp. ......................................................... 46,799 9,683
ConocoPhillips Co. ..................................................... 55,812 7,367
EOG Resources, Inc. .................................................... 58,455 8,451
Exxon Mobil Corp. ..................................................... 52,481 8,904
Kinder Morgan, Inc. ..................................................... 268,440 9,001
ONEOK, Inc. .......................................................... 85,764 7,752
Permian Resources Corp., Class A ........................................... 295,789 6,306
Phillips 66 Co. ......................................................... 41,458 7,553
The Williams Cos., Inc. .................................................. 102,462 7,457
72,474

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Financials (22.7%):
Ares Management Corp., Class A ........................................... 40,503 $ 4,419
Blackstone, Inc. ........................................................ 48,981 5,632
Blue Owl Capital, Inc., Class A(a) ........................................... 403,649 3,685
Citizens Financial Group, Inc. .............................................. 110,062 6,600
CNA Financial Corp. .................................................... 198,003 9,092
Everest Group Ltd. ...................................................... 22,043 7,205
Fidelity National Financial, Inc. ............................................ 133,167 6,176
Fidelity National Information Services, Inc. .................................... 123,507 5,794
Fifth Third Bancorp ..................................................... 140,892 6,546
Franklin Resources, Inc. .................................................. 270,011 6,378
Huntington Bancshares, Inc. ............................................... 397,035 6,214
KeyCorp ............................................................. 343,453 6,886
M&T Bank Corp. ....................................................... 37,258 7,702
MetLife, Inc. .......................................................... 104,698 7,404
Principal Financial Group, Inc. ............................................. 84,116 7,580
Prudential Financial, Inc. ................................................. 80,044 7,820
Regions Financial Corp. .................................................. 252,388 6,592
State Street Corp. ....................................................... 54,906 6,949
T. Rowe Price Group, Inc. ................................................. 73,374 6,614
The Carlyle Group, Inc. .................................................. 93,885 4,543
The PNC Financial Services Group, Inc. ...................................... 38,186 7,946
The Progressive Corp. ................................................... 34,921 6,923
TPG, Inc., Class A ...................................................... 109,678 4,443
Truist Financial Corp. .................................................... 159,212 7,319
U.S. Bancorp .......................................................... 144,200 7,500
163,962
Health Care (6.9%):
AbbVie, Inc. .......................................................... 31,490 6,849
Amgen, Inc. ........................................................... 15,960 5,615
Bristol-Myers Squibb Co. ................................................. 104,512 6,339
CVS Health Corp. ...................................................... 73,527 5,281
Medtronic PLC ........................................................ 98,246 8,513
Merck & Co., Inc. ...................................................... 52,434 6,307
Pfizer, Inc. ............................................................ 251,253 7,055
UnitedHealth Group, Inc. ................................................. 14,213 3,846
49,805
Industrials (4.1%):
Automatic Data Processing, Inc. ............................................ 39,740 8,074
Paychex, Inc. .......................................................... 75,451 6,951
Stanley Black & Decker, Inc. .............................................. 56,666 4,027
United Parcel Service, Inc., Class B .......................................... 55,301 5,441
Watsco , Inc.(a) ......................................................... 14,342 5,217
29,710
Information Technology (3.5%):
Accenture PLC, Class A .................................................. 24,857 4,929
HP, Inc. .............................................................. 283,614 5,448
International Business Machines Corp. ........................................ 21,729 5,267
QUALCOMM, Inc. ..................................................... 38,229 4,923
Texas Instruments, Inc. ................................................... 24,759 4,807
25,374
Materials (1.3%):
Amcor PLC ........................................................... 130,907 5,203
Smurfit WestRock PLC ................................................... 95,826 3,819
9,022
Multi-Utilities (9.1%):
CMS Energy Corp. ...................................................... 155,160 12,037
Consolidated Edison, Inc. ................................................. 95,982 10,863
Dominion Energy, Inc. ................................................... 151,847 9,387
DTE Energy Co. ....................................................... 80,506 11,772
Public Service Enterprise Group, Inc. ......................................... 113,816 9,213

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
WEC Energy Group, Inc. ................................................. 109,344 $ 12,659
65,931
Total Common Stocks (Cost $659,813)
a
a
a
718,377
Investment Companies (0.3%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.53%(b) ............ $ 2,217,484 2,217
Total Investment Companies (Cost $2,217)
a
a
a
2,217
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.55%(b) ........ 2,293,441 2,294
HSBC U.S. Government Money Market Fund, Institutional Shares, 3.56%(b) ............ 2,293,441 2,294
Invesco Government & Agency Portfolio, Institutional Shares, 3.58%(b) ............... 2,293,441 2,293
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 3.57%(b) . 2,293,441 2,293
Total Collateral for Securities Loaned (Cost $9,174)
a
a
a
9,174
Total Investments (Cost $671,204) — 101.1% 729,768
Liabilities in excess of other assets —  (1.1)% (7,616)
NET ASSETS - 100.00% $ 722,152
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 7 6/18/26 $ 2,326 $ 2,300 $ (26)
Total unrealized appreciation $ —
Total unrealized depreciation (26)
Total net unrealized appreciation (depreciation) $ (26)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (4.8%):
Fox Corp. , Class A ...................................................... 1,535,511 $ 89,674
Omnicom Group, Inc. .................................................... 2,743,142 206,586
296,260
Communications Equipment (1.0%):
F5, Inc. (a) ............................................................ 224,883 65,065
Consumer Discretionary (17.9%):
Airbnb, Inc. , Class A (a) .................................................. 971,271 122,652
Aptiv PLC (a) .......................................................... 1,027,057 71,319
Booking Holdings, Inc. ................................................... 37,906 159,597
Carnival Corp. ......................................................... 4,107,627 106,305
Deckers Outdoor Corp. (a) ................................................. 874,992 87,578
Expedia Group, Inc. ..................................................... 720,206 166,288
General Motors Co. ..................................................... 2,045,282 152,374
Las Vegas Sands Corp. ................................................... 1,716,366 92,478
Lululemon Athletica, Inc. (a) ............................................... 454,800 69,630
Toll Brothers, Inc. ...................................................... 551,793 75,303
1,103,524
Electronic Equipment, Instruments & Components (1.1%):
CDW Corp. ........................................................... 570,718 69,068
Energy (12.8%):
Coterra Energy, Inc. ..................................................... 3,756,295 131,996
Diamondback Energy, Inc. ................................................ 744,687 147,292
EQT Corp. ............................................................ 1,633,169 103,935
Expand Energy Corp. .................................................... 1,312,225 144,056
Permian Resources Corp. , Class A ........................................... 6,477,602 138,102
SLB Ltd. ............................................................. 2,403,969 123,540
788,921
Health Care (17.6%):
Centene Corp. (a) ....................................................... 2,764,236 90,501
Humana, Inc. .......................................................... 495,645 85,940
Incyte Corp. (a) ......................................................... 1,453,867 136,838
Merck & Co., Inc. ...................................................... 1,494,781 179,807
Neurocrine Biosciences, Inc. (a) ............................................. 608,624 80,180
Royalty Pharma PLC , Class A .............................................. 3,021,337 144,934
Tenet Healthcare Corp. (a) ................................................. 514,892 97,165
The Cigna Group ....................................................... 760,337 202,820
Veeva Systems, Inc. , Class A (a) ............................................. 395,954 69,553
1,087,738
Industrials (10.1%):
Automatic Data Processing, Inc. ............................................ 523,852 106,436
Delta Air Lines, Inc. ..................................................... 2,274,620 151,217
Leidos Holdings, Inc. .................................................... 420,165 65,344
Paychex, Inc. .......................................................... 861,933 79,401
Snap-on, Inc. .......................................................... 178,996 65,015
Uber Technologies, Inc. (a) ................................................ 2,170,487 156,123
623,536
IT Services (7.8%):
Accenture PLC , Class A .................................................. 1,016,550 201,572
Cognizant Technology Solutions Corp. , Class A ................................. 2,223,525 136,413
Okta, Inc. , Class A (a) .................................................... 997,742 78,532
Twilio, Inc. , Class A (a) ................................................... 492,740 61,997
478,514
Materials (4.6%):
Coeur Mining, Inc. (a) .................................................... 6,798,822 127,614
Newmont Corp. ........................................................ 1,455,038 157,508
285,122

Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Semiconductors & Semiconductor Equipment (1.5%):
ON Semiconductor Corp. (a) ............................................... 1,478,628 $ 91,557
Software (11.1%):
Adobe, Inc. (a) ......................................................... 781,247 189,905
Salesforce, Inc. ........................................................ 1,073,778 200,442
Workday, Inc. , Class A (a) ................................................. 957,448 124,392
Zoom Communications, Inc. , Class A (a) ...................................... 2,119,974 170,425
685,164
Technology Hardware, Storage & Peripherals (7.5%):
Dell Technologies, Inc. , Class C ............................................ 1,114,828 182,977
NetApp, Inc. .......................................................... 1,073,065 109,871
Sandisk Corp. (a) ....................................................... 266,420 169,267
462,115
Utilities (1.7%):
NRG Energy, Inc. ....................................................... 705,182 103,055
Total Common Stocks (Cost $6,002,736)
a
a
a
6,139,639
Total Investments (Cost $6,002,736) — 99.5% 6,139,639
Other assets in excess of liabilities —  0.5% 30,377
NET ASSETS - 100.00% $ 6,170,016
At March 31, 2026, the Fund's investments in foreign securities were 5.6% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 79 6/18/26 $ 26,245 $ 25,954 $ (291)
Total unrealized appreciation $ —
Total unrealized depreciation (291)
Total net unrealized appreciation (depreciation) $ (291)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.4%)
Communication Services (8.9%):
Angi, Inc. , Class A (a) .................................................... 122,606 $ 840
Bandwidth, Inc. , Class A (a) ................................................ 31,640 564
Bumble, Inc. , Class A (a) .................................................. 573,159 1,868
Cargurus, Inc. , Class A (a) ................................................. 81,785 2,785
Cars.com, Inc. (a) ....................................................... 241,728 1,963
DoubleVerify Holdings, Inc. (a) ............................................. 288,502 2,741
EverQuote, Inc. , Class A (a) ................................................ 142,721 2,201
Getty Images Holdings, Inc. (a) (b) ........................................... 765,570 607
Gogo, Inc. (a) .......................................................... 188,990 760
Iridium Communications, Inc. .............................................. 99,207 2,752
Magnite, Inc. (a) ........................................................ 188,499 2,239
Match Group, Inc. ...................................................... 165,584 5,085
MediaAlpha, Inc. , Class A (a) .............................................. 83,719 779
MNTN, Inc. , Class A (a) .................................................. 101,017 889
Ooma, Inc. (a) ......................................................... 34,770 506
QuinStreet, Inc. (a) ...................................................... 138,343 1,661
Shutterstock, Inc. (b) ..................................................... 40,084 666
Spok Holdings, Inc. ..................................................... 40,488 441
Stagwell, Inc. , Class A (a) (b) ............................................... 176,832 1,112
TripAdvisor, Inc. (a) (b) ................................................... 435,258 4,640
Yelp, Inc. , Class A (a) .................................................... 184,218 4,558
ZoomInfo Technologies, Inc. , Class A (a) ...................................... 722,936 4,323
43,980
Consumer Discretionary (16.8%):
Abercrombie & Fitch Co. (a) ............................................... 46,272 4,228
American Public Education, Inc. (a) .......................................... 16,662 948
Asbury Automotive Group, Inc. (a) ........................................... 21,233 4,149
BorgWarner, Inc. ....................................................... 83,253 4,517
Build-A-Bear Workshop, Inc. (b) ............................................ 29,915 1,120
Coursera, Inc. (a) ....................................................... 413,477 2,406
Covista, Inc. (a) ........................................................ 23,827 2,746
Crocs, Inc. (a) .......................................................... 61,390 5,097
Dillard's, Inc. , Class A (b) ................................................. 6,460 3,696
Driven Brands Holdings, Inc. (a) (b) .......................................... 170,611 2,151
Duolingo, Inc. , Class A (a) ................................................. 37,726 3,719
Etsy, Inc. (a) ........................................................... 64,001 3,199
European Wax Center, Inc. , Class A (a) ........................................ 84,503 488
Frontdoor, Inc. (a) ....................................................... 38,063 2,012
Gentex Corp. .......................................................... 159,651 3,488
Gentherm, Inc. (a) ....................................................... 19,452 540
GigaCloud Technology, Inc. , Class A (a) ....................................... 59,826 2,715
H&R Block, Inc. ....................................................... 128,027 4,064
Kontoor Brands, Inc. .................................................... 38,688 2,719
Monarch Casino & Resort, Inc. ............................................. 9,873 944
Peloton Interactive, Inc. , Class A (a) .......................................... 1,192,757 5,117
Phinia, Inc. ........................................................... 34,207 2,341
PVH Corp. ........................................................... 61,608 4,298
Strategic Education, Inc. .................................................. 25,079 2,081
Strattec Security Corp. (a) ................................................. 6,225 488
Stride, Inc. (a) .......................................................... 43,520 3,837
The Gap, Inc. .......................................................... 136,342 3,300
Udemy, Inc. (a) ......................................................... 361,336 1,669
Upbound Group, Inc. .................................................... 90,976 1,642
Visteon Corp. .......................................................... 35,510 3,235
82,954
Consumer Staples (3.6%):
BellRing Brands, Inc. (a) .................................................. 126,572 2,037
Cal-Maine Foods, Inc. (b) ................................................. 42,611 3,373
Maplebear, Inc. (a) ...................................................... 139,467 5,224
Niagen Bioscience, Inc. (a) ................................................ 100,632 444

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Spectrum Brands Holdings, Inc. ............................................ 25,467 $ 1,877
The Honest Co., Inc. (a) (b) ................................................ 177,673 522
The Simply Good Foods Co. (a) ............................................. 191,871 2,753
Universal Corp. ........................................................ 32,448 1,710
17,940
Energy (15.2%):
Bristow Group, Inc. ..................................................... 34,200 1,604
Cactus, Inc. , Class A ..................................................... 52,999 2,511
California Resources Corp. ................................................ 42,480 2,941
Chord Energy Corp. ..................................................... 27,973 3,977
Core Natural Resources, Inc. ............................................... 26,051 2,728
Crescent Energy Co. , Class A .............................................. 380,626 5,138
Diversified Energy Co. ................................................... 110,662 1,930
Dorian LPG Ltd. ....................................................... 73,142 2,501
Expro Group Holdings NV (a) .............................................. 90,996 1,584
Forum Energy Technologies, Inc. (a) ......................................... 13,485 791
Helix Energy Solutions Group, Inc. (a) ........................................ 202,976 2,007
Innovex International, Inc. (a) .............................................. 63,690 1,553
International Seaways, Inc. ................................................ 45,068 3,285
National Energy Services Reunited Corp. (a) .................................... 90,427 1,942
NOV, Inc. ............................................................ 188,229 3,541
Oil States International, Inc. (a) ............................................. 57,768 672
Ranger Energy Services, Inc. , Class A ........................................ 28,787 493
REX American Resources Corp. (a) .......................................... 14,080 642
Riley Exploration Permian, Inc. ............................................. 14,355 523
Scorpio Tankers, Inc. .................................................... 90,978 6,792
SM Energy Co. ........................................................ 224,826 7,010
Smart Sand, Inc. ........................................................ 130,564 669
Teekay Tankers Ltd. , Class A ............................................... 75,188 5,513
Transocean Ltd. (a) ...................................................... 499,958 3,315
Viper Energy, Inc. , Class A ................................................ 112,484 5,286
Vitesse Energy, Inc. ..................................................... 28,654 520
Weatherford International PLC ............................................. 30,101 2,847
World Kinect Corp. ..................................................... 115,098 2,655
74,970
Financials (1.4%):
OppFi, Inc. ........................................................... 139,669 1,077
Oscar Health, Inc. , Class A (a) .............................................. 498,705 5,720
6,797
Health Care (15.7%):
ACADIA Pharmaceuticals, Inc. (a) ........................................... 95,934 2,135
Alkermes PLC (a) ....................................................... 100,967 3,570
Amphastar Pharmaceuticals, Inc. (a) .......................................... 70,330 1,378
ANI Pharmaceuticals, Inc. (a) .............................................. 32,751 2,519
Astrana Health, Inc. (a) ................................................... 43,771 1,073
BioMarin Pharmaceutical, Inc. (a) ........................................... 68,963 3,896
Bioventus, Inc. , Class A (a) (b) .............................................. 56,401 515
Catalyst Pharmaceuticals, Inc. (a) ............................................ 136,090 3,370
Collegium Pharmaceutical, Inc. (a) ........................................... 138,794 4,590
CONMED Corp. ....................................................... 63,204 2,235
CorMedix, Inc. (a) (b) .................................................... 491,680 3,338
Doximity, Inc. , Class A (a) ................................................. 106,677 2,486
GoodRx Holdings, Inc. , Class A (a) (b) ........................................ 398,730 782
Harmony Biosciences Holdings, Inc. (a) ....................................... 149,583 4,190
Innoviva, Inc. (a) ....................................................... 170,340 3,969
Inspire Medical Systems, Inc. (a) ............................................ 54,914 2,832
Ironwood Pharmaceuticals, Inc. , Class A (a) .................................... 695,161 2,440
Jazz Pharmaceuticals PLC (a) .............................................. 34,982 6,613
Lantheus Holdings, Inc. (a) ................................................ 31,344 2,377
MannKind Corp. (a) ..................................................... 1,198,282 2,936
MiMedx Group, Inc. (a) ................................................... 122,609 484
Nutex Health, Inc. (a) (b) .................................................. 44,561 4,235

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Pacira BioSciences, Inc. (a) ................................................ 134,240 $ 3,034
Phreesia, Inc. (a) ........................................................ 191,047 1,601
Progyny, Inc. (a) ........................................................ 224,368 3,810
SIGA Technologies, Inc. .................................................. 88,674 474
TG Therapeutics, Inc. (a) .................................................. 112,034 3,722
Travere Therapeutics, Inc. (a) ............................................... 78,558 2,334
Zevra Therapeutics, Inc. (a) ................................................ 47,624 444
77,382
Industrials (16.1%):
ACV Auctions, Inc. , Class A (a) ............................................. 321,382 1,363
Alamo Group, Inc. ...................................................... 11,289 1,862
Barrett Business Services, Inc. ............................................. 20,747 605
Blue Bird Corp. (a) ...................................................... 30,234 1,717
Booz Allen Hamilton Holding Corp. , Class A ................................... 41,997 3,277
CBIZ, Inc. (a) .......................................................... 81,094 2,177
Concentrix Corp. (b) ..................................................... 125,158 3,424
Covenant Logistics Group, Inc. , Class A ....................................... 19,693 535
DNOW, Inc. (a) ........................................................ 231,608 2,759
Energy Recovery, Inc. (a) ................................................. 47,368 477
Ennis, Inc. ............................................................ 22,815 489
Genpact Ltd. .......................................................... 105,112 3,915
Gibraltar Industries, Inc. (a) ................................................ 50,481 2,013
Healthcare Services Group, Inc. (a) ........................................... 57,898 1,074
HNI Corp. ............................................................ 61,943 2,068
IBEX Holdings Ltd. (a) ................................................... 16,906 453
Karat Packaging, Inc. .................................................... 21,741 607
KBR, Inc. ............................................................ 117,588 4,334
Korn Ferry ........................................................... 41,496 2,612
Legalzoom.com, Inc. (a) .................................................. 642,459 3,643
Liquidity Services, Inc. (a) ................................................. 16,600 508
LSI Industries, Inc. ...................................................... 25,171 468
Lyft, Inc. , Class A (a) .................................................... 536,882 7,141
Matrix Service Co. (a) .................................................... 47,001 540
Maximus, Inc. ......................................................... 42,290 2,711
OPENLANE, Inc. (a) .................................................... 97,956 2,855
Pangaea Logistics Solutions Ltd. ............................................ 69,963 495
Paylocity Holding Corp. (a) ................................................ 22,476 2,428
Proficient Auto Logistics, Inc. (a) ............................................ 80,173 544
Sun Country Airlines Holdings, Inc. (a) ........................................ 117,752 1,945
Symbotic, Inc. , Class A (a) ................................................. 134,755 7,169
TaskUS, Inc. , Class A (b) .................................................. 46,910 315
Terex Corp. ........................................................... 43,353 2,562
Tutor Perini Corp. ...................................................... 76,564 5,910
Upwork, Inc. (a) ........................................................ 397,129 4,353
79,348
Information Technology (20.2%):
Amdocs Ltd. .......................................................... 57,117 3,728
Aviat Networks, Inc. (a) ................................................... 19,340 437
BILL Holdings, Inc. (a) ................................................... 82,834 3,173
Blackbaud, Inc. (a) ...................................................... 66,345 2,562
Box, Inc. , Class A (a) .................................................... 114,302 2,702
Cirrus Logic, Inc. (a) ..................................................... 20,922 3,026
Clear Secure, Inc. , Class A ................................................ 86,778 4,201
Commerce.com, Inc. (a) .................................................. 173,852 464
Dolby Laboratories, Inc. , Class A ........................................... 48,120 2,890
Dropbox, Inc. , Class A (a) ................................................. 181,550 4,125
Elastic NV (a) .......................................................... 45,670 2,283
EPAM Systems, Inc. (a) ................................................... 27,898 3,777
Extreme Networks, Inc. (a) ................................................ 115,381 1,740
Five9, Inc. (a) .......................................................... 177,933 2,699
Freshworks, Inc. , Class A (a) ............................................... 558,821 4,487
Gitlab, Inc. , Class A (a) ................................................... 94,415 2,043

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Globant SA (a) ......................................................... 64,543 $ 2,976
Grid Dynamics Holdings, Inc. (a) ............................................ 173,062 986
Harmonic, Inc. (a) ....................................................... 91,415 821
I3 Verticals, Inc. , Class A (a) (b) ............................................. 66,244 1,481
Itron, Inc. (a) .......................................................... 26,780 2,400
LiveRamp Holdings, Inc. (a) ............................................... 87,659 2,325
Mitek Systems, Inc. (a) ................................................... 35,815 484
NetScout Systems, Inc. (a) ................................................. 99,474 3,162
Nutanix, Inc. , Class A (a) .................................................. 86,021 3,270
OneSpan, Inc. ......................................................... 64,870 683
PagerDuty, Inc. (a) ...................................................... 480,281 2,983
Pegasystems, Inc. ....................................................... 64,289 2,736
Penguin Solutions, Inc. (a) ................................................. 110,308 1,941
Progress Software Corp. (a) ................................................ 71,939 1,845
Qualys, Inc. (a) ......................................................... 33,306 2,926
Rapid7, Inc. (a) ......................................................... 404,709 2,230
RingCentral, Inc. , Class A ................................................. 120,895 4,496
Sprinklr, Inc. , Class A (a) .................................................. 373,688 2,242
Sprout Social, Inc. , Class A (a) .............................................. 295,287 1,683
SPS Commerce, Inc. (a) ................................................... 36,096 2,010
TD SYNNEX Corp. ..................................................... 23,403 3,948
Telos Corp. (a) ......................................................... 115,487 484
Tenable Holdings, Inc. (a) ................................................. 166,222 2,812
The Hackett Group, Inc. .................................................. 34,376 447
Turtle Beach Corp. (a) .................................................... 36,306 368
UiPath, Inc. , Class A (a) .................................................. 260,784 2,895
Yext, Inc. (a) ........................................................... 147,712 567
99,538
Materials (1.5%):
Century Aluminum Co. (a) ................................................. 54,708 3,211
Contango ORE, Inc. (a) (b) ................................................. 29,591 555
NewMarket Corp. ...................................................... 5,357 3,433
7,199
Total Common Stocks (Cost $492,249)
a
a
a
490,108
Collateral for Securities Loaned (2.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 3,072,281 3,073
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 3,072,281 3,072
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 3,072,281 3,072
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 3,072,281 3,072
Total Collateral for Securities Loaned (Cost $12,289)
a
a
a
12,289
Total Investments (Cost $504,538) — 101.9% 502,397
Liabilities in excess of other assets —  (1.9)% (9,245)
NET ASSETS - 100.00% $ 493,152
At March 31, 2026, the Fund's investments in foreign securities were 5.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 23 6/18/26 $ 2,881 $ 2,889 $ 8
Total unrealized appreciation $ 8
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 8

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (5.5%):
Netflix, Inc. (a) ......................................................... 57,601 $ 5,538
Omnicom Group, Inc. .................................................... 33,688 2,537
Pinterest, Inc. , Class A (a) ................................................. 263,664 4,836
Reddit, Inc. , Class A (a) ................................................... 16,193 2,180
Roku, Inc. , Class A (a) .................................................... 33,227 3,144
Spotify Technology SA (a) ................................................. 6,152 2,983
The New York Times Co. , Class A ........................................... 116,338 9,741
The Trade Desk, Inc. , Class A (a) ............................................ 161,742 3,670
34,629
Communications Equipment (1.7%):
Arista Networks, Inc. (a) .................................................. 61,983 7,610
Motorola Solutions, Inc. .................................................. 6,963 3,022
10,632
Consumer Discretionary (15.9%):
Airbnb, Inc. , Class A (a) .................................................. 24,887 3,143
Booking Holdings, Inc. ................................................... 1,054 4,438
Brinker International, Inc. (a) ............................................... 11,202 1,599
Carvana Co. , Class A (a) .................................................. 23,656 7,437
Chewy, Inc. , Class A (a) .................................................. 137,784 3,720
Deckers Outdoor Corp. (a) ................................................. 31,307 3,134
DoorDash, Inc. , Class A (a) ................................................ 15,871 2,383
DraftKings, Inc. (a) ...................................................... 148,716 3,215
Hilton Worldwide Holdings, Inc. ............................................ 19,986 6,077
Lululemon Athletica, Inc. (a) ............................................... 43,065 6,593
Marriott International, Inc. , Class A .......................................... 20,168 6,597
Ralph Lauren Corp. , Class A ............................................... 21,885 7,528
Ross Stores, Inc. ....................................................... 61,778 13,383
SharkNinja, Inc. (a) ...................................................... 32,459 3,437
The TJX Cos., Inc. ...................................................... 73,955 11,811
Viking Holdings Ltd. (a) .................................................. 123,606 9,083
Wayfair, Inc. , Class A (a) .................................................. 100,737 7,576
101,154
Consumer Staples (1.8%):
Maplebear, Inc. (a) ...................................................... 49,439 1,852
Monster Beverage Corp. (a) ................................................ 128,113 9,283
11,135
Electronic Equipment, Instruments & Components (2.1%):
Amphenol Corp. , Class A ................................................. 103,751 13,109
Energy (0.7%):
Viper Energy, Inc. , Class A ................................................ 90,989 4,276
Health Care (12.6%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 14,759 4,883
Cardinal Health, Inc. .................................................... 67,485 14,260
Cencora, Inc. .......................................................... 28,948 9,094
Dexcom, Inc. (a) ........................................................ 53,246 3,344
Eli Lilly & Co. ......................................................... 6,532 6,008
Halozyme Therapeutics, Inc. (a) ............................................. 34,246 2,213
Incyte Corp. (a) ......................................................... 71,389 6,720
Intuitive Surgical, Inc. (a) ................................................. 9,553 4,403
McKesson Corp. ....................................................... 10,563 9,141
Medpace Holdings, Inc. (a) ................................................ 10,953 5,260
Neurocrine Biosciences, Inc. (a) ............................................. 23,580 3,106
ResMed, Inc. .......................................................... 15,635 3,510
Veeva Systems, Inc. , Class A (a) ............................................. 21,088 3,704
Waters Corp. (a) ........................................................ 12,865 3,831
79,477

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Industrials (15.9%):
Armstrong World Industries, Inc. ............................................ 13,309 $ 2,193
Cintas Corp. .......................................................... 12,182 2,060
Comfort Systems USA, Inc. ............................................... 9,178 12,656
EMCOR Group, Inc. .................................................... 15,938 11,767
GE Vernova, Inc. ....................................................... 22,654 19,775
IES Holdings, Inc. (a) .................................................... 14,848 7,075
Nextpower, Inc. , Class A (a) ................................................ 61,744 7,443
Paycom Software, Inc. ................................................... 24,672 2,999
Rollins, Inc. ........................................................... 48,656 2,599
Sterling Infrastructure, Inc. (a) .............................................. 21,400 8,716
Trane Technologies PLC .................................................. 15,293 6,373
Uber Technologies, Inc. (a) ................................................ 54,175 3,897
Vertiv Holdings Co. , Class A ............................................... 53,863 13,497
101,050
IT Services (1.2%):
GoDaddy, Inc. , Class A (a) ................................................. 67,608 5,589
Snowflake, Inc. , Class A (a) ................................................ 13,238 1,997
7,586
Materials (5.4%):
Coeur Mining, Inc. (a) .................................................... 618,760 11,614
Newmont Corp. ........................................................ 205,750 22,273
33,887
Semiconductors & Semiconductor Equipment (17.1%):
Applied Materials, Inc. ................................................... 46,274 15,816
Astera Labs, Inc. (a) ..................................................... 24,469 2,682
Broadcom, Inc. ........................................................ 71,199 22,037
Credo Technology Group Holding Ltd. (a) ..................................... 54,995 5,162
KLA Corp. ........................................................... 8,178 12,041
Lam Research Corp. ..................................................... 79,246 16,932
Monolithic Power Systems, Inc. ............................................ 7,028 7,684
NVIDIA Corp. ......................................................... 130,608 22,778
Rambus, Inc. (a) ........................................................ 31,987 2,752
107,884
Software (16.5%):
Adobe, Inc. (a) ......................................................... 38,550 9,371
AppLovin Corp. , Class A (a) ............................................... 17,635 7,019
Atlassian Corp. , Class A (a) ................................................ 81,765 5,580
Autodesk, Inc. (a) ....................................................... 8,202 1,964
Cadence Design Systems, Inc. (a) ............................................ 11,984 3,330
Circle Internet Group, Inc. , Class A (a) ........................................ 10,722 1,023
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 7,362 2,874
Datadog, Inc. , Class A (a) ................................................. 15,704 1,854
Docusign, Inc. , Class A (a) ................................................. 82,178 3,896
Dynatrace, Inc. (a) ...................................................... 74,485 2,754
Fair Isaac Corp. (a) ...................................................... 2,537 2,708
Fortinet, Inc. (a) ........................................................ 46,242 3,779
HubSpot, Inc. (a) ....................................................... 13,511 3,298
InterDigital, Inc. ....................................................... 12,765 3,855
Intuit, Inc. ............................................................ 11,734 5,074
Manhattan Associates, Inc. (a) .............................................. 10,322 1,374
Nutanix, Inc. , Class A (a) .................................................. 107,113 4,071
Palantir Technologies, Inc. , Class A (a) ........................................ 73,387 10,735
Palo Alto Networks, Inc. (a) ................................................ 19,508 3,128
Procore Technologies, Inc. (a) .............................................. 27,168 1,549
PTC, Inc. (a) ........................................................... 10,010 1,426
Rubrik, Inc. , Class A (a) .................................................. 17,563 860
Salesforce, Inc. ........................................................ 45,297 8,456
Samsara, Inc. , Class A (a) ................................................. 39,797 1,261
ServiceNow, Inc. (a) ..................................................... 47,225 4,937
Workday, Inc. , Class A (a) ................................................. 46,539 6,046

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Zscaler, Inc. (a) ......................................................... 15,393 $ 2,159
104,381
Technology Hardware, Storage & Peripherals (3.2%):
Everpure, Inc. , Class A (a) ................................................. 32,867 1,940
Sandisk Corp. (a) ....................................................... 28,765 18,276
20,216
Total Common Stocks (Cost $616,460)
a
a
a
629,416
Total Investments (Cost $616,460) — 99.6% 629,416
Other assets in excess of liabilities —  0.4% 2,516
NET ASSETS - 100.00% $ 631,932
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 8 6/18/26 $ 2,655 $ 2,628 $ (27)
Total unrealized appreciation $ —
Total unrealized depreciation (27)
Total net unrealized appreciation (depreciation) $ (27)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios ll
VictoryShares International Free Cash Flow ETF

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.1%)
Australia (3.9%):
Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd. ................................................... 42,603 $ 1,332
Health Care (1.2%):
CSL Ltd. ............................................................. 18,577 1,804
Industrials (0.7%):
Computershare Ltd. ..................................................... 58,824 1,152
Utilities (1.1%):
Origin Energy Ltd. ...................................................... 220,033 1,879
6,167
Austria (0.5%):
Industrials (0.5%):
ANDRITZ AG ......................................................... 12,270 844
Canada (15.0%):
Communication Services (0.8%):
Quebecor, Inc. , Class B ................................................... 27,837 1,182
Consumer Discretionary (2.2%):
Gildan Activewear, Inc. , Class A ............................................ 17,059 949
Magna International, Inc. ................................................. 44,866 2,504
3,453
Consumer Staples (0.5%):
Saputo, Inc. ........................................................... 23,673 740
Energy (0.8%):
Whitecap Resources, Inc. ................................................. 110,161 1,243
Information Technology (2.6%):
CGI, Inc. ............................................................. 30,604 2,238
Constellation Software, Inc. ............................................... 1,104 1,938
4,176
Materials (8.1%):
Agnico Eagle Mines Ltd. ................................................. 10,181 2,067
Barrick Mining Corp. .................................................... 46,065 1,879
CCL Industries, Inc. , Class B .............................................. 12,916 809
DPM Metals, Inc. ....................................................... 32,771 1,154
Kinross Gold Corp. ..................................................... 95,563 2,917
Lundin Gold, Inc. ....................................................... 11,636 889
OceanaGold Corp. ...................................................... 41,673 1,314
Pan American Silver Corp. ................................................ 29,101 1,590
12,619
23,413
Denmark (2.0%):
Health Care (0.9%):
Genmab A/S (a) ........................................................ 5,167 1,369
Industrials (1.1%):
Vestas Wind Systems A/S ................................................. 61,995 1,824
3,193
Finland (1.3%):
Industrials (1.3%):
Konecranes Oyj ........................................................ 22,770 735
Wartsila Oyj Abp ....................................................... 36,255 1,329
2,064
France (13.9%):
Communication Services (1.9%):
Publicis Groupe SA ..................................................... 35,953 2,943

Victory Portfolios ll
VictoryShares International Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 3,407 $ 800
Health Care (3.6%):
Ipsen SA ............................................................. 6,124 1,135
Sanofi SA ............................................................ 46,875 4,481
5,616
Industrials (5.3%):
Bouygues SA .......................................................... 30,091 1,718
Bureau Veritas SA ...................................................... 32,929 978
Eiffage SA ............................................................ 12,511 1,896
SPIE SA ............................................................. 16,919 838
Vinci SA ............................................................. 19,291 2,863
8,293
Information Technology (2.6%):
Capgemini SE ......................................................... 20,338 2,362
Dassault Systemes SE .................................................... 88,194 1,760
4,122
21,774
Germany (4.2%):
Communication Services (0.3%):
CTS Eventim AG & Co. KGaA ............................................. 8,514 489
Consumer Discretionary (0.9%):
adidas AG ............................................................ 8,984 1,419
Industrials (1.6%):
Deutsche Lufthansa AG , Registered Shares .................................... 130,545 1,086
GEA Group AG ........................................................ 11,237 794
KION Group AG ....................................................... 10,949 563
2,443
Materials (1.4%):
Heidelberg Materials AG ................................................. 10,906 2,247
6,598
Hong Kong (2.6%):
Consumer Discretionary (0.9%):
Galaxy Entertainment Group Ltd. ........................................... 301,262 1,344
Consumer Staples (0.3%):
Alibaba Health Information Technology Ltd. (a) ................................. 760,000 452
Industrials (1.4%):
SITC International Holdings Co. Ltd. ......................................... 222,250 966
Techtronic Industries Co. Ltd. .............................................. 100,363 1,307
2,273
4,069
Israel (1.1%):
Information Technology (1.1%):
Check Point Software Technologies Ltd. (a) .................................... 11,822 1,689
Italy (2.4%):
Energy (1.5%):
Saipem SpA ........................................................... 511,411 2,313
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 12,351 700
Materials (0.5%):
Buzzi SpA ............................................................ 16,392 816
3,829
Japan (23.5%):
Communication Services (1.2%):
LY Corp. ............................................................. 311,800 752

Victory Portfolios ll
VictoryShares International Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Nexon Co. Ltd. ........................................................ 57,700 $ 1,065
1,817
Consumer Discretionary (7.2%):
Aisin Corp. ........................................................... 80,400 1,098
Bandai Namco Holdings, Inc. .............................................. 46,300 1,128
Bridgestone Corp. ...................................................... 97,900 2,015
Denso Corp. .......................................................... 234,500 2,879
Sony Group Corp. ...................................................... 118,000 2,386
Suzuki Motor Corp. ..................................................... 143,300 1,694
11,200
Consumer Staples (0.8%):
Suntory Beverage & Food Ltd. ............................................. 24,000 679
Unicharm Corp. ........................................................ 107,000 627
1,306
Health Care (5.0%):
Astellas Pharma, Inc. .................................................... 180,700 2,869
Ono Pharmaceutical Co. Ltd. .............................................. 43,300 685
Otsuka Holdings Co. Ltd. ................................................. 21,800 1,512
Takeda Pharmaceutical Co. Ltd. ............................................ 71,200 2,541
7,607
Industrials (3.9%):
Dai Nippon Printing Co. Ltd. .............................................. 39,600 705
Kawasaki Kisen Kaisha Ltd. (b) ............................................. 55,900 930
Makita Corp. .......................................................... 20,900 669
Obayashi Corp. ........................................................ 52,200 1,236
Recruit Holdings Co. Ltd. ................................................. 51,000 2,097
TOPPAN Holdings, Inc. .................................................. 22,300 577
6,214
Information Technology (4.2%):
Canon, Inc. ........................................................... 63,900 1,754
Kioxia Holdings Corp. (a) ................................................. 20,800 2,501
Otsuka Corp. .......................................................... 37,900 722
Renesas Electronics Corp. ................................................. 120,900 1,639
6,616
Materials (1.2%):
Nippon Paint Holdings Co. Ltd. ............................................. 113,400 698
Nitto Denko Corp. ...................................................... 59,700 1,152
1,850
36,610
Luxembourg (1.1%):
Energy (1.1%):
Tenaris SA ............................................................ 58,427 1,722
Netherlands (3.9%):
Consumer Staples (1.6%):
Heineken NV .......................................................... 21,821 1,672
JDE Peet's NV ......................................................... 20,174 742
2,414
Industrials (1.2%):
Wolters Kluwer NV ..................................................... 24,221 1,809
Information Technology (1.1%):
NXP Semiconductors NV ................................................. 9,723 1,914
6,137
Norway (3.0%):
Energy (3.0%):
Equinor ASA .......................................................... 74,291 3,228
Frontline PLC ......................................................... 41,001 1,440
4,668

Victory Portfolios ll
VictoryShares International Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Portugal (1.0%):
Energy (1.0%):
Galp Energia SGPS SA ................................................... 63,506 $ 1,542
Spain (0.9%):
Consumer Discretionary (0.9%):
Amadeus IT Group SA ................................................... 24,345 1,370
Sweden (2.4%):
Consumer Discretionary (1.9%):
Autoliv, Inc. .......................................................... 10,655 1,120
Evolution AB (c) ........................................................ 31,590 1,954
3,074
Industrials (0.5%):
Securitas AB , Class B .................................................... 43,927 733
3,807
Switzerland (1.2%):
Consumer Staples (0.6%):
Barry Callebaut AG , Registered Shares ....................................... 531 920
Health Care (0.6%):
Sonova Holding AG ..................................................... 4,300 963
1,883
United Kingdom (14.4%):
Communication Services (0.9%):
Informa PLC .......................................................... 146,005 1,444
Consumer Discretionary (0.7%):
Next PLC ............................................................ 6,980 1,171
Energy (5.9%):
Shell PLC ............................................................ 115,628 5,485
Subsea 7 SA .......................................................... 63,864 1,983
TechnipFMC PLC ...................................................... 22,802 1,576
9,044
Health Care (1.6%):
GSK PLC ............................................................ 93,012 2,541
Industrials (2.6%):
International Consolidated Airlines Group SA ................................... 745,565 3,464
Intertek Group PLC ..................................................... 12,778 617
4,081
Information Technology (0.7%):
The Sage Group PLC .................................................... 94,851 1,052
Materials (2.0%):
Endeavour Mining PLC .................................................. 53,685 3,169
22,502
United States (0.8%):
Information Technology (0.8%):
Flex Ltd. (a) ........................................................... 19,968 1,307
Total Common Stocks (Cost $150,254) 155,188
Total Investments (Cost $150,254) — 99.1% 155,188
Other assets in excess of liabilities — 0.9% 1,424
NET ASSETS - 100.00% $ 156,612
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was $1,954
(thousands) and amounted to 1.2% of net assets.
PLC
—
Public Limited Company

Victory Portfolios ll
VictoryShares International Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 6 6/18/26 $ 868 $ 870 $ 2
Total unrealized appreciation $ 2
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 2

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios ll
VictoryShares International Free Cash Flow Growth ETF

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.2%)
Australia (2.9%):
Health Care (0.1%):
Pro Medicus Ltd. ....................................................... 3,987 $ 322
Industrials (1.2%):
Brambles Ltd. ......................................................... 91,651 1,429
Computershare Ltd. ..................................................... 72,474 1,419
2,848
Materials (1.6%):
Evolution Mining Ltd. ................................................... 405,679 3,531
6,701
Belgium (1.2%):
Consumer Discretionary (0.2%):
D'ieteren Group ........................................................ 2,403 439
Health Care (1.0%):
UCB SA ............................................................. 7,883 2,355
2,794
Canada (26.3%):
Consumer Discretionary (1.2%):
Dollarama, Inc. ........................................................ 14,057 1,725
Gildan Activewear, Inc. , Class A ............................................ 19,582 1,090
2,815
Industrials (2.1%):
Bombardier, Inc. , Class B (a) ............................................... 27,661 4,893
Information Technology (3.0%):
Celestica, Inc. (a) ....................................................... 13,416 3,779
Constellation Software, Inc. ............................................... 1,254 2,202
Shopify, Inc. , Class A (a) .................................................. 9,466 1,123
7,104
Materials (20.0%):
Agnico Eagle Mines Ltd. ................................................. 32,965 6,691
Alamos Gold, Inc. ...................................................... 53,807 2,391
Barrick Mining Corp. .................................................... 171,724 7,005
DPM Metals, Inc. ....................................................... 80,546 2,836
First Majestic Silver Corp. ................................................ 156,995 3,372
Franco-Nevada Corp. .................................................... 11,390 2,814
IAMGOLD Corp. (a) ..................................................... 252,249 4,747
Kinross Gold Corp. ..................................................... 225,805 6,892
Lundin Gold, Inc. ....................................................... 42,053 3,214
OceanaGold Corp. ...................................................... 96,693 3,049
Pan American Silver Corp. ................................................ 66,746 3,646
46,657
61,469
Denmark (3.0%):
Health Care (1.7%):
Genmab A/S (a) ........................................................ 3,227 855
Novo Nordisk A/S , Class B ................................................ 86,244 3,081
3,936
Industrials (1.3%):
Vestas Wind Systems A/S ................................................. 100,693 2,962
6,898
Finland (2.1%):
Health Care (0.4%):
Orion Oyj , Class B ...................................................... 10,582 852
Industrials (1.7%):
Wartsila Oyj Abp ....................................................... 112,032 4,106
4,958

Victory Portfolios ll
VictoryShares International Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
France (4.2%):
Consumer Discretionary (1.2%):
Hermes International SCA ................................................ 1,548 $ 2,879
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 5,793 1,360
Industrials (2.4%):
Airbus SE ............................................................ 6,660 1,238
Safran SA ............................................................ 7,411 2,393
SPIE SA ............................................................. 15,324 759
Thales SA ............................................................ 3,893 1,134
5,524
9,763
Germany (8.8%):
Communication Services (0.3%):
CTS Eventim AG & Co. KGaA ............................................. 12,707 729
Industrials (6.8%):
HOCHTIEF AG ........................................................ 6,750 2,986
Nordex SE (a) .......................................................... 50,411 2,653
Rational AG .......................................................... 628 451
Rheinmetall AG ........................................................ 1,103 1,841
Siemens Energy AG ..................................................... 48,891 8,039
15,970
Information Technology (1.7%):
Nemetschek SE ........................................................ 10,507 774
SAP SE .............................................................. 18,432 3,129
3,903
20,602
Hong Kong (0.1%):
Consumer Staples (0.1%):
Alibaba Health Information Technology Ltd. (a) ................................. 540,826 321
Ireland (1.0%):
Industrials (1.0%):
Ryanair Holdings PLC ................................................... 84,512 2,331
Israel (1.6%):
Information Technology (1.6%):
Next Vision Stabilized Systems Ltd. ......................................... 15,377 1,493
Nova Ltd. (a) .......................................................... 4,992 2,168
3,661
Italy (2.4%):
Consumer Discretionary (1.2%):
Ferrari NV ............................................................ 5,908 1,973
Moncler SpA .......................................................... 15,959 948
2,921
Energy (0.9%):
Saipem SpA (b) ........................................................ 436,302 1,974
Health Care (0.3%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 13,337 756
5,651
Japan (18.5%):
Communication Services (0.4%):
Capcom Co. Ltd. (b) ..................................................... 16,400 346
Konami Group Corp. .................................................... 5,400 658
1,004
Consumer Discretionary (2.5%):
Asics Corp. ........................................................... 56,300 1,474
Bandai Namco Holdings, Inc. .............................................. 58,400 1,423
Fast Retailing Co. Ltd. ................................................... 6,700 2,602

Victory Portfolios ll
VictoryShares International Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Sanrio Co. Ltd. (b) ...................................................... 60,000 $ 370
5,869
Consumer Staples (0.9%):
Ajinomoto Co., Inc. ..................................................... 72,300 2,003
Health Care (0.9%):
Chugai Pharmaceutical Co. Ltd. ............................................ 36,800 1,997
Industrials (2.7%):
Fujikura Ltd. .......................................................... 169,800 4,376
Recruit Holdings Co. Ltd. ................................................. 46,500 1,912
6,288
Information Technology (11.1%):
Advantest Corp. ........................................................ 42,200 5,406
Disco Corp. ........................................................... 6,700 2,586
Kioxia Holdings Corp. (a) ................................................. 68,700 8,261
Lasertec Corp. ......................................................... 13,400 2,816
Obic Co. Ltd. .......................................................... 18,700 454
Otsuka Corp. .......................................................... 24,100 459
SCREEN Holdings Co. Ltd. ............................................... 27,600 1,555
Tokyo Electron Ltd. ..................................................... 19,000 4,458
25,995
43,156
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd. ....................................................... 230,086 484
Netherlands (4.9%):
Communication Services (1.0%):
Universal Music Group NV ................................................ 120,052 2,308
Health Care (0.4%):
Argenx SE (a) .......................................................... 1,384 993
Information Technology (3.5%):
ASM International NV ................................................... 2,053 1,511
ASML Holding NV ..................................................... 5,084 6,576
8,087
11,388
New Zealand (0.4%):
Information Technology (0.4%):
Xero Ltd. (a) ........................................................... 16,413 850
Norway (0.5%):
Industrials (0.5%):
Kongsberg Gruppen ASA ................................................. 28,100 1,199
Singapore (0.9%):
Communication Services (0.9%):
Sea Ltd. , ADR (a) ....................................................... 25,564 2,117
Spain (1.9%):
Consumer Discretionary (1.4%):
Amadeus IT Group SA ................................................... 31,803 1,790
Industria de Diseno Textil SA .............................................. 24,996 1,422
3,212
Information Technology (0.5%):
Indra Sistemas SA ...................................................... 23,388 1,277
4,489
Sweden (2.3%):
Consumer Discretionary (0.7%):
Evolution AB (c) ........................................................ 26,006 1,608
Industrials (1.6%):
AddTech AB , B Shares ................................................... 9,908 333

Victory Portfolios ll
VictoryShares International Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Alfa Laval AB ......................................................... 18,110 $ 972
Atlas Copco AB , Class A ................................................. 73,482 1,267
Epiroc AB , Class A ...................................................... 47,458 1,149
3,721
5,329
Switzerland (1.0%):
Consumer Discretionary (0.2%):
On Holding AG , Class A (a) ................................................ 16,648 566
Industrials (0.8%):
Accelleron Industries AG ................................................. 16,106 1,436
Belimo Holding AG , Class R .............................................. 520 413
1,849
2,415
United Kingdom (15.0%):
Consumer Discretionary (2.3%):
Compass Group PLC .................................................... 56,510 1,560
InterContinental Hotels Group PLC .......................................... 9,428 1,229
Next PLC ............................................................ 15,120 2,536
5,325
Energy (3.6%):
Subsea 7 SA .......................................................... 60,668 1,883
TechnipFMC PLC ...................................................... 95,306 6,588
8,471
Health Care (1.4%):
AstraZeneca PLC ....................................................... 17,082 3,321
Industrials (3.7%):
Babcock International Group PLC ........................................... 114,664 1,757
Diploma PLC ......................................................... 13,117 1,035
International Consolidated Airlines Group SA ................................... 263,404 1,224
Rolls-Royce Holdings PLC ................................................ 312,356 4,680
8,696
Information Technology (1.6%):
Halma PLC ........................................................... 46,427 2,336
The Sage Group PLC .................................................... 121,219 1,344
3,680
Materials (2.4%):
Endeavour Mining PLC .................................................. 94,028 5,550
35,043
Total Common Stocks (Cost $218,824) 231,619
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (d) ........ 406,875 407
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (d) ............ 406,875 407
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (d) ............... 406,875 407
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (d) . 406,875 407
Total Collateral for Securities Loaned (Cost $1,628) 1,628
Total Investments (Cost $220,452) — 99.9% 233,247
Other assets in excess of liabilities — 0.1% 141
NET ASSETS - 100.00% $ 233,388
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was $1,608
(thousands) and amounted to 0.7% of net assets.
(d) Rate disclosed is the daily yield on March 31, 2026.

Victory Portfolios ll
VictoryShares International Free Cash Flow Growth ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 10 6/18/26 $ 1,452 $ 1,451 $ (1)
Total unrealized appreciation $ —
Total unrealized depreciation (1)
Total net unrealized appreciation (depreciation) $ (1)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (24.0%)
ABS Auto (13.3%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class A4 , 4 .71% , 1/25/30 , Callable 7/25/28 @ 100 (a) ............. $ 981 $ 985
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 7/25/28 @ 100 (a) .............. 506 508
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 7/25/28 @ 100 (a) .............. 1,865 1,877
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 7/25/28 @ 100 (a) .............. 333 336
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 5/15/27 @ 100 (a) ............... 1,000 1,016
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 5/15/27 @ 100 (a) ............... 422 433
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 9/15/27 @ 100 (a) ............... 811 816
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 9/15/27 @ 100 (a) ............... 667 690
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 6/15/28 @ 100 (a) ............... 452 454
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 10/15/28 @ 100 (a) .............. 1,108 1,109
Series 2025-B , Class E , 6 .16% , 9/15/33 , Callable 10/15/28 @ 100 (a) .............. 594 593
American Credit Acceptance Receivables Trust .................................
Series 2024-4 , Class C , 4 .91% , 8/12/31 , Callable 12/12/27 @ 100 (a) .............. 1,000 1,002
Series 2025-4 , Class C , 4 .83% , 1/13/31 , Callable 11/12/28 @ 100 (a) .............. 2,000 1,999
Series 2026-1 , Class C , 4 .55% , 1/12/33 , Callable 6/12/29 @ 100 (a) ............... 1,000 993
American Heritage Auto Receivables Issuer Trust ................................
Series 2025-1A , Class B , 4 .77% , 6/16/31 , Callable 4/15/29 @ 100 (a) .............. 300 299
Series 2025-1A , Class C , 5 .04% , 11/17/31 , Callable 4/15/29 @ 100 (a) ............. 3,000 3,005
Series 2025-1A , Class D , 5 .92% , 11/15/33 , Callable 4/15/29 @ 100 (a) ............. 675 684
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class A3 , 4 .90% , 9/17/29 , Callable 11/15/28 @ 100 (a) ............ 980 986
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 11/15/28 @ 100 (a) ............. 333 337
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 11/15/28 @ 100 (a) ............ 407 414
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 11/15/28 @ 100 (a) ............. 348 357
ARI Fleet Lease Trust ....................................................
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 11/15/27 @ 100 (a) ............. 1,350 1,370
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 275 280
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 344 350
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 10/15/28 @ 100 (a) .............. 1,083 1,082
Series 2025-B , Class B , 4 .97% , 3/15/34 , Callable 10/15/28 @ 100 (a) .............. 1,880 1,900
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 10/10/28 @ 100 (a) ............ 1,263 1,279
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 10/10/28 @ 100 (a) ............. 2,770 2,802
Series 2026-1A , Class B , 4 .42% , 6/11/31 , Callable 8/11/29 @ 100 (a) .............. 2,000 1,995
Series 2026-1A , Class C , 4 .56% , 10/14/31 , Callable 8/11/29 @ 100 (a) ............. 1,294 1,278
Series 2026-1A , Class D , 5 .07% , 1/11/34 , Callable 8/11/29 @ 100 (a) .............. 4,250 4,227
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-1A , Class C , 2 .13% , 8/20/27 , Callable 8/20/26 @ 100 (a) .............. 517 513
Series 2021-2A , Class B , 1 .90% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 2,300 2,258
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 167 167
Series 2023-2A , Class C , 6 .18% , 10/20/27 (a) ............................... 1,000 1,004
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 1,000 1,012
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 1,000 1,014
Series 2023-7A , Class B , 6 .44% , 8/21/28 (a) ................................ 2,425 2,474
Bridgecrest Lending Auto Securitization Trust , Series 2024-4 , Class B , 4 .77% , 8/15/30 ,
Callable 2/15/29 @ 100 .............................................. 857 860
CarMax Auto Owner Trust ................................................
Series 2022-4 , Class D , 8 .08% , 4/16/29 , Callable 1/15/27 @ 100 ................. 1,340 1,373
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 5/15/27 @ 100 ................ 1,000 1,012
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 11/15/27 @ 100 ................ 1,000 1,030
Series 2024-1 , Class C , 5 .47% , 8/15/29 , Callable 1/15/28 @ 100 ................. 1,000 1,013
Series 2024-4 , Class D , 5 .36% , 8/15/31 , Callable 8/15/28 @ 100 ................. 740 743
Series 2025-4 , Class C , 4 .81% , 9/15/31 , Callable 7/15/29 @ 100 ................. 1,000 996
Series 2025-4 , Class D , 5 .11% , 5/17/32 , Callable 7/15/29 @ 100 ................. 1,000 994
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class B , 5 .35% , 1/15/30 , Callable 6/15/28 @ 100 ................. 1,085 1,098
Series 2025-A , Class D , 5 .86% , 7/15/31 , Callable 1/15/29 @ 100 ................. 1,815 1,846
Series 2025-B , Class B , 4 .35% , 7/15/30 , Callable 7/15/29 @ 100 ................. 1,000 995

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-B , Class D , 5 .33% , 7/15/31 , Callable 7/15/29 @ 100 ................. $ 1,000 $ 1,001
Series 2026-A , Class A2A , 4 .03% , 12/17/29 ................................ 1,000 998
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 8/10/26 @ 100 ................ 34 34
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 8/10/26 @ 100 ................ 89 88
Series 2021-N4 , Class C , 1 .72% , 9/11/28 , Callable 10/10/27 @ 100 ............... 77 75
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 5/25/28 @ 100 (a) ............. 1,878 1,964
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 2/25/28 @ 100 (a) .............. 805 834
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 5/25/28 @ 100 (a) .............. 356 359
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 11/25/28 @ 100 (a) ............ 625 634
Series 2025-2A , Class B , 4 .32% , 3/25/31 , Callable 5/25/29 @ 100 (a) .............. 911 904
Series 2025-2A , Class C , 4 .53% , 4/25/31 , Callable 5/25/29 @ 100 (a) .............. 813 807
Series 2025-2A , Class D , 5 .03% , 2/25/33 , Callable 5/25/29 @ 100 (a) .............. 1,000 991
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 176 176
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 200 200
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 375 376
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 791 798
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 765 771
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 8/15/27 @ 100 (a) .............. 600 607
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 2,000 2,024
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 5/15/27 @ 100 (a) ............. 1,000 1,014
Series 2024-1 , Class A4 , 5 .03% , 10/15/30 , Callable 10/15/27 @ 100 (a) ............ 1,000 1,009
Corporate One Auto Receivables Trust ........................................
Series 2026-1A , Class B , 4 .59% , 1/15/31 , Callable 6/15/29 @ 100 (a) .............. 741 734
Series 2026-1A , Class C , 4 .84% , 4/15/31 , Callable 6/15/29 @ 100 (a) .............. 695 692
Series 2026-1A , Class D , 5 .48% , 7/15/34 , Callable 6/15/29 @ 100 (a) .............. 488 488
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 705 707
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 25 25
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 4,500 4,552
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 977 998
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 11/15/28 @ 100 (a) ............. 1,000 997
Series 2025-2A , Class B , 4 .87% , 1/15/36 , Callable 9/15/29 @ 100 (a) .............. 1,036 1,010
Series 2025-2A , Class C , 5 .38% , 3/17/36 , Callable 9/15/29 @ 100 (a) .............. 1,000 1,006
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @ 100 (a) ............ 2,510 2,554
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 9/15/28 @ 100 (a) .............. 400 410
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 9/15/28 @ 100 (a) .............. 328 338
Enterprise Fleet Financing LLC .............................................
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 1,318 1,318
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 1,000 1,004
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 10/20/26 @ 100 (a) ............. 167 167
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 1,000 1,013
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 668 684
Series 2024-4 , Class A3 , 4 .56% , 11/20/28 , Callable 8/20/28 @ 100 (a) ............. 500 503
Series 2025-1 , Class A3 , 4 .82% , 2/20/29 , Callable 11/20/28 @ 100 (a) ............. 143 144
Series 2025-2 , Class A4 , 4 .58% , 12/22/31 , Callable 1/20/29 @ 100 (a) ............. 1,000 1,006
Exeter Automobile Receivables Trust , Series 2025-1A , Class C , 5 .09% , 5/15/31 , Callable
7/15/29 @ 100 ..................................................... 1,000 1,005
Exeter Select Automobile Receivables Trust , Series 2025-1 , Class B , 4 .87% , 8/15/31 , Callable
8/15/29 @ 100 ..................................................... 1,000 1,006
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 10/15/28 @ 100 (a) ............ 1,212 1,229
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 10/15/28 @ 100 (a) ............. 1,142 1,161
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 10/15/28 @ 100 (a) ............ 334 341
Series 2024-1A , Class D , 6 .78% , 7/15/32 , Callable 10/15/28 @ 100 (a) ............. 568 585
Series 2025-1A , Class A4 , 5 .18% , 5/15/31 , Callable 4/15/29 @ 100 (a) ............. 1,000 1,014
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 4/15/29 @ 100 (a) .............. 324 328
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 4/15/29 @ 100 (a) ............. 342 348
Series 2026-1A , Class C , 4 .69% , 10/15/32 , Callable 7/15/28 @ 100 (a) ............. 2,367 2,337

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-1A , Class D , 5 .18% , 2/15/35 , Callable 7/15/28 @ 100 (a) .............. $ 1,330 $ 1,312
First Investors Auto Owner Trust ............................................
Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable 1/15/28 @ 100 (a) ............. 1,310 1,346
Series 2025-1A , Class D , 5 .22% , 12/15/33 , Callable 12/15/29 @ 100 (a) ............ 2,222 2,227
Flagship Credit Auto Trust ................................................
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 9/15/26 @ 100 (a) ............... 908 899
Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 4/15/27 @ 100 (a) .............. 141 140
Ford Credit Auto Lease Trust , Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 4/15/26 @ 100 331 331
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 834
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 1,000 1,012
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,290 2,324
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 995 1,022
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class B , 5 .55% , 5/15/29 ,
Callable 9/15/27 @ 100 (a) ............................................ 714 716
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 8/15/28 @ 100 (a) ............ 1,000 1,014
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 8/15/28 @ 100 (a) .............. 415 423
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 8/15/28 @ 100 (a) .............. 250 257
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 2,000 1,999
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 3/15/27 @ 100 (a) ............. 760 754
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 3/15/28 @ 100 (a) .............. 750 762
Series 2024-2A , Class B , 5 .77% , 11/15/28 (a) ............................... 556 558
Series 2025-1A , Class C , 5 .07% , 11/15/30 , Callable 5/15/29 @ 100 (a) ............. 3,000 3,016
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 10/15/28 @ 100 (a) ............. 1,000 1,067
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 500 509
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 3/15/29 @ 100 (a) ............. 505 506
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 4/15/29 @ 100 (a) .............. 1,083 1,095
Series 2025-1A , Class D , 5 .74% , 4/15/32 , Callable 4/15/29 @ 100 (a) .............. 1,300 1,317
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A3 , 5 .19% , 1/16/29 , Callable 3/15/28 @ 100 (a) ............. 838 842
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 3/15/28 @ 100 (a) ............. 3,850 3,888
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 3/15/28 @ 100 (a) .............. 500 506
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 3/15/27 @ 100 (a) .............. 6 6
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 3/15/27 @ 100 (a) .............. 1,000 1,003
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 3/15/27 @ 100 (a) ............... 500 504
Hertz Vehicle Financing III LLC , Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ........... 667 669
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2025-1 , Class B , 4 .96% , 3/21/33 , Callable 1/20/29 @ 100 (a) ............... 651 653
Series 2025-2 , Class B1 , 4 .84% , 9/20/33 , Callable 12/20/29 @ 100 (a) ............. 1,205 1,206
Series 2026-1 , Class B1 , 4 .50% , 2/20/34 , Callable 4/20/30 @ 100 (a) .............. 2,250 2,236
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 11/15/28 @
100 ............................................................. 471 473
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 453 457
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 8/15/27 @ 100 (a) .............. 850 854
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 8/15/27 @ 100 (a) .............. 350 355
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 1/15/28 @ 100 (a) .............. 500 511
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 5/15/28 @ 100 (a) .............. 381 381
Series 2025-1A , Class B , 5 .05% , 5/15/30 , Callable 10/15/28 @ 100 (a) ............. 1,000 1,009
Series 2025-1A , Class C , 5 .11% , 7/15/30 , Callable 10/15/28 @ 100 (a) ............. 2,000 2,017
Series 2025-1A , Class D , 5 .52% , 5/17/32 , Callable 10/15/28 @ 100 (a) ............. 2,000 2,020
Lobel Automobile Receivables Trust .........................................
Series 2025-1 , Class B , 5 .20% , 4/17/28 , Callable 9/15/27 @ 100 (a) ............... 1,000 1,001
Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable 9/15/27 @ 100 (a) ............... 3,650 3,667
Series 2025-1 , Class D , 6 .19% , 2/15/30 , Callable 9/15/27 @ 100 (a) ............... 1,750 1,748
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A3 , 4 .73% , 6/17/30 , Callable
1/15/29 @ 100 (a) ................................................... 2,143 2,160
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 253 254

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. $ 794 $ 797
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 1,500 1,515
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 2,000 2,015
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 2,467 2,502
Series 2025-1A , Class C , 5 .21% , 1/20/39 , Callable 6/20/29 @ 100 (a) .............. 614 614
Series 2025-1A , Class D , 5 .76% , 1/20/39 , Callable 6/20/29 @ 100 (a) .............. 1,000 998
Series 2025-1A , Class E , 8 .48% , 1/20/39 , Callable 6/20/29 @ 100 (a) .............. 1,000 1,002
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class A , 5 .59% , 4/25/29 (a) ................................. 1,000 1,001
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 390 390
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 633 634
Navistar Financial Dealer Note Master Owner Trust II .............................
Series 2025-1 , Class B , 4 .42% , 9/25/30 (a) ................................. 1,773 1,772
Series 2025-1 , Class C , 4 .72% , 9/25/30 (a) ................................. 902 904
Nissan Auto Lease Trust , Series 2025-A , Class C , 5 .11% , 6/15/29 , Callable 10/15/27 @ 100 . 3,000 3,020
OCCU Auto Receivables Trust .............................................
Series 2022-1A , Class C , 6 .52% , 11/15/29 , Callable 7/15/27 @ 100 (a) ............. 500 512
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 12/15/27 @ 100 (a) ............ 925 939
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 12/15/27 @ 100 (a) ............. 1,000 1,026
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 12/15/27 @ 100 (a) ............. 1,000 1,033
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 12/15/27 @ 100 (a) ............ 1,000 1,048
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 2/15/29 @ 100 (a) ............. 3,500 3,518
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 2/15/29 @ 100 (a) .............. 1,214 1,216
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 2/15/29 @ 100 (a) ............. 1,860 1,872
Series 2025-1A , Class D , 5 .60% , 11/15/34 , Callable 2/15/29 @ 100 (a) ............. 2,000 2,007
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @
100 (a) ........................................................... 1,907 1,892
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 12/10/28 @
100 (a) ........................................................... 1,530 1,533
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 4/15/26 @ 100 (a) .............. 904 904
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 8/15/29 @ 100 (a) .............. 2,250 2,235
Series 2025-A , Class B , 4 .37% , 7/15/31 , Callable 8/15/29 @ 100 (a) ............... 1,667 1,633
Series 2025-A , Class C , 4 .67% , 2/17/32 , Callable 8/15/29 @ 100 (a) ............... 2,034 2,009
Series 2025-A , Class D , 5 .07% , 10/17/33 , Callable 8/15/29 @ 100 (a) .............. 2,000 1,968
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 10/15/27 @ 100 (a) ............. 297 297
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 5/15/28 @ 100 (a) .............. 2,000 2,014
Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 3/15/29 @ 100 (a) .............. 529 530
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 211 213
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 633 641
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 785 789
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 1,095 1,102
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 544 547
Series 2025-A , Class E , 6 .27% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 1,071 1,070
SBNA Auto Receivables Trust , Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 5/15/29 @
100 (a) ........................................................... 1,250 1,261
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,800 1,823
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,750 1,787
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 1,500 1,542
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 1,000 1,038
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 4/15/29 @ 100 (a) ............. 3,072 3,061
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 4/15/29 @ 100 (a) .............. 560 562
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 5/25/28 @ 100 (a) ............... 368 370
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 5/25/28 @ 100 (a) ............... 357 360
Series 2025-A , Class D , 6 .75% , 7/25/31 , Callable 5/25/28 @ 100 (a) ............... 381 386
Series 2025-B , Class B , 4 .93% , 12/29/32 , Callable 10/25/28 @ 100 (a) ............. 1,017 1,025
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 10/25/28 @ 100 (a) ............. 997 1,006
Series 2026-A , Class B , 4 .28% , 3/25/33 , Callable 12/25/29 @ 100 (a) .............. 1,837 1,833
Series 2026-A , Class C , 4 .43% , 3/25/33 , Callable 12/25/29 @ 100 (a) .............. 2,536 2,531

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-A , Class D , 4 .87% , 3/25/33 , Callable 12/25/29 @ 100 (a) .............. $ 2,073 $ 2,073
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 11/20/27 @ 100 (a) ............. 903 920
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 4/20/28 @ 100 (a) .............. 840 854
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 4/20/28 @ 100 (a) .............. 500 508
Series 2024-2A , Class B , 5 .41% , 8/20/30 , Callable 7/20/28 @ 100 (a) .............. 929 946
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 10/20/28 @ 100 (a) ............ 1,000 1,006
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class B , 6 .57% , 8/20/27 , Callable 4/20/26 @ 100 (a) ............... 64 64
Series 2024-A , Class B , 5 .55% , 5/22/28 , Callable 7/20/26 @ 100 (a) ............... 1,000 1,004
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 8/20/27 @ 100 (a) .............. 1,350 1,369
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 8/20/27 @ 100 (a) ............... 1,300 1,325
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 2,083 2,092
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
8/25/28 @ 100 (a) ................................................... 5,193 5,193
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 11/25/26 @ 100 (a) ....... 1,242 1,251
United Auto Credit Securitization Trust .......................................
Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable 12/10/27 @ 100 (a) .............. 3,250 3,251
Series 2026-1 , Class B , 4 .63% , 5/10/29 (a) ................................. 2,000 1,980
USB Auto Owner Trust , Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 8/15/28 @ 100 (a) 1,433 1,441
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 10/15/27 @ 100 (a) ............ 155 155
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 10/15/27 @ 100 (a) ........... 1,000 1,007
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 10/15/27 @ 100 (a) ............. 534 542
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 10/15/27 @ 100 (a) ............. 1,000 1,023
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 10/15/28 @ 100 (a) .............. 673 681
Series 2024-A , Class B , 5 .77% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............... 250 251
Western Funding Auto Loan Trust ...........................................
Series 2025-1 , Class B , 4 .98% , 9/17/35 (a) ................................. 1,696 1,669
Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ................................ 3,497 3,457
Westlake Automobile Receivables Trust .......................................
Series 2023-4A , Class D , 7 .19% , 7/16/29 , Callable 8/15/27 @ 100 (a) .............. 2,625 2,704
Series 2024-3A , Class B , 4 .72% , 11/15/29 , Callable 4/15/28 @ 100 (a) ............. 500 502
Series 2025-1A , Class B , 4 .98% , 9/16/30 , Callable 7/15/28 @ 100 (a) .............. 312 314
Series 2025-1A , Class C , 5 .14% , 10/15/30 , Callable 7/15/28 @ 100 (a) ............. 500 503
Series 2025-P1 , Class C , 5 .15% , 11/15/30 , Callable 6/15/28 @ 100 (a) ............. 1,000 1,008
Series 2026-P1 , Class C , 4 .38% , 8/15/31 , Callable 9/15/28 @ 100 (a) .............. 1,250 1,232
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 225 226
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,000 1,009
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 1,667 1,685
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 911 936
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 822 828
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 3/15/27 @
100 ............................................................. 1,250 1,261
269,653
ABS Card (0.6%):
American Express Credit Account Master Trust , Series 2024-1 , Class A , 5 .23% , 4/15/29 .... 2,000 2,026
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 630 631
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 738 741
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 452 453
Series 2025-1A , Class C , 4 .54% , 10/15/29 (a) ............................... 2,150 2,138
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 1,014 1,023
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 555 557
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 500 493
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 640 647
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000 1,009
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 375 379

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ $ 1,697 $ 1,687
11,784
ABS Other (10.1%):
AFG ABS I LLC .......................................................
Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 495 499
Series 2023-1 , Class C , 9 .40% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 1,000 1,030
Series 2023-1 , Class D , 9 .00% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 3,000 3,084
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class D , 7 .25% , 5/21/29 ,
Callable 7/20/26 @ 100 (a) ............................................ 3,389 3,411
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 750 759
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 655 668
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 4,235 4,351
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 1/20/28 @ 100 (a) ............................................ 640 646
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 5/20/29 @ 100 (a) ............................................ 1,000 1,013
Ansley Park Capital LLC .................................................
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 11/20/30 @ 100 (a) .............. 1,500 1,483
Series 2025-A , Class C , 4 .82% , 4/20/35 , Callable 11/20/30 @ 100 (a) .............. 1,000 993
Series 2025-A , Class D , 5 .33% , 4/20/35 , Callable 11/20/30 @ 100 (a) .............. 1,000 982
Series 2025-A , Class E , 7 .66% , 4/20/35 , Callable 11/20/30 @ 100 (a) .............. 1,375 1,376
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 1/15/28 @ 100 (a) ............. 1,000 1,009
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 413 420
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 300 308
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 471 487
Series 2024-1A , Class A3 , 5 .49% , 7/15/31 , Callable 2/15/29 @ 100 (a) ............. 980 990
Series 2024-1A , Class C , 6 .01% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 750 772
Series 2024-1A , Class D , 6 .79% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 1,000 1,033
Barings Equipment Finance LLC , Series 2025-A , Class A2 , 4 .64% , 10/13/28 (a) .......... 686 688
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 2/15/27 @
100 (a) ........................................................... 123 124
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 7/15/27 @ 100 (a) .............. 365 367
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 7/15/27 @ 100 (a) .............. 552 559
Capital Automotive REIT .................................................
Series 2024-2A , Class A1 , 4 .90% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 282 280
Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @ 100 (a) ........... 710 688
Capteris Equipment Finance LLC ...........................................
Series 2024-1A , Class A2 , 5 .58% , 7/20/32 , Callable 3/20/29 @ 100 (a) ............. 832 844
Series 2026-1A , Class A2 , 4 .44% , 9/20/33 , Callable 5/20/30 @ 100 (a) ............. 1,000 999
Series 2026-1A , Class B , 4 .95% , 9/20/33 , Callable 5/20/30 @ 100 (a) .............. 1,000 995
CARS-DB5 LP , Series 2021-1A , Class A1 , 1 .44% , 8/15/51 , Callable 4/15/26 @ 100 (a) ..... 668 659
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 935 939
CCG Receivables Trust ...................................................
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 10/14/26 @ 100 (a) .............. 1,000 1,008
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 10/14/26 @ 100 (a) .............. 1,778 1,793
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 6/14/27 @ 100 (a) ............... 1,963 2,013
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 6/14/27 @ 100 (a) ............... 433 447
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 1,652 1,664
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 6/14/29 @ 100 (a) ............... 1,629 1,629
CF Hippolyta Issuer LLC , Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................. 314 263
Clarus Capital Funding LLC ...............................................
Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 1/20/28 @ 100 (a) .............. 585 585
Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 1/20/28 @ 100 (a) .............. 292 292
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 2,500 2,495
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 7/15/27
@ 100 (a) ......................................................... 107 108
Crossroads Asset Trust ...................................................
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 839 850
Series 2024-A , Class C , 6 .52% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 750 769

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 12/20/28 @ 100 (a) .............. $ 303 $ 304
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 1,860 1,809
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 1,796 1,804
Dell Equipment Finance Trust ..............................................
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 353 354
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 11/22/26 @ 100 (a) .............. 348 352
Series 2024-2 , Class C , 4 .99% , 8/22/30 , Callable 6/22/27 @ 100 (a) ............... 500 503
Series 2024-2 , Class D , 5 .29% , 2/24/31 , Callable 6/22/27 @ 100 (a) ............... 584 588
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 8/22/27 @ 100 (a) ............... 419 425
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 4/22/28 @ 100 (a) ............... 3,500 3,495
Dext ABS LLC ........................................................
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 4/15/27 @ 100 (a) .............. 112 112
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 3,000 3,035
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 4/15/27 @ 100 (a) ............... 2,300 2,380
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,000 1,009
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,585 1,663
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 2/15/29 @ 100 (a) ............... 1,000 998
Series 2025-1 , Class C , 5 .39% , 8/15/35 , Callable 2/15/29 @ 100 (a) ............... 1,000 1,006
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 2/15/29 @ 100 (a) ............... 1,500 1,515
Series 2025-2 , Class B , 4 .66% , 4/15/36 , Callable 7/15/29 @ 100 (a) ............... 585 578
Series 2025-2 , Class D , 5 .45% , 10/15/36 , Callable 7/15/29 @ 100 (a) .............. 2,585 2,571
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 4/20/26 @ 100 (a) . 655 635
DLLAA LLC ..........................................................
Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 9/20/27 @ 100 (a) ............. 609 614
Series 2025-1A , Class A3 , 4 .95% , 9/20/29 , Callable 5/20/29 @ 100 (a) ............. 1,391 1,404
DLLAD LLC ..........................................................
Series 2024-1A , Class A3 , 5 .30% , 7/20/29 , Callable 1/20/29 @ 100 (a) ............. 1,000 1,014
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ............. 645 663
DLLMT LLC ..........................................................
Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 3/20/27 @ 100 (a) ............. 571 576
Series 2026-1A , Class A4 , 4 .36% , 9/20/33 , Callable 10/20/29 @ 100 (a) ............ 1,875 1,874
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (b) ........................... 1,000 984
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) (b) ........................... 1,000 982
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 532 533
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 4/20/27 @ 100 (a) .............. 327 328
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 4/20/27 @ 100 (a) .............. 300 303
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 4/20/27 @ 100 (a) .............. 200 203
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 500 506
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 740 750
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 325 330
Series 2025-1 , Class A3 , 4 .49% , 4/16/29 (a) ................................ 1,500 1,506
Series 2025-1 , Class B , 4 .77% , 1/15/32 , Callable 5/15/29 @ 100 (a) ............... 2,000 2,008
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 1/20/27 @ 100 (a) .............. 500 503
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 2,169 2,190
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 12/20/27 @ 100 (a) ............. 714 724
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 1,653 1,660
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 2,000 1,995
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 1,495 1,481
John Deere Owner Trust , Series 2024-B , Class A4 , 5 .19% , 5/15/31 , Callable 1/15/28 @ 100 . 550 559
Kubota Credit Owner Trust ................................................
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 650 662
Series 2025-1A , Class A2 , 4 .61% , 12/15/27 (a) .............................. 2,116 2,121
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 6/15/27 @ 100 (a) ............. 1,038 1,050
Series 2025-1A , Class A3 , 4 .78% , 9/17/29 , Callable 4/16/29 @ 100 (a) ............. 1,826 1,839
MMAF Equipment Finance LLC ............................................
Series 2022-A , Class A3 , 3 .20% , 1/13/28 (a) ................................ 43 43
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 459 465

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 10/13/30 @ 100 (a) ............. $ 173 $ 177
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 12/15/28 @ 100 (a) .. 1,634 1,642
MVW LLC , Series 2019-2A , Class A , 2 .22% , 10/20/38 , Callable 4/20/26 @ 100 (a) ........ 481 480
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 4/20/26 @ 100 (a) ............. 903 758
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 4/20/26 @ 100 (a) ............. 293 184
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 5/15/27 @ 100 (a) ............... 1,000 1,011
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 3/15/28 @ 100 (a) ............. 437 439
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 678 682
Series 2024-A , Class C , 6 .33% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 750 762
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 1,891 1,896
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 4,916 4,993
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 2,474 2,475
Series 2026-A , Class B , 4 .48% , 2/15/34 , Callable 1/15/30 @ 100 (a) ............... 1,500 1,486
Oaktree ABF Equipment ST LLC ...........................................
Series 2026-1A , Class A2 , 4 .50% , 10/17/33 , Callable 10/15/28 @ 100 (a) ........... 2,250 2,249
Series 2026-1A , Class B , 4 .91% , 10/17/33 , Callable 10/15/28 @ 100 (a) ............ 870 868
Series 2026-1A , Class C , 5 .31% , 10/17/33 , Callable 10/15/28 @ 100 (a) ............ 1,012 1,010
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 4/14/26
@ 100 (a) ......................................................... 4,500 4,531
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............ 1,500 1,520
Series 2024-1A , Class B , 5 .79% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............. 1,500 1,526
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 571 573
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 837 847
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 765 770
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 1,200 1,217
Series 2026-1A , Class B , 4 .75% , 7/20/33 , Callable 8/20/29 @ 100 (a) .............. 2,000 1,990
Series 2026-1A , Class C , 4 .89% , 7/20/33 , Callable 8/20/29 @ 100 (a) .............. 2,500 2,496
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 12/15/26 @ 100 (a) ............ 564 567
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 12/15/26 @ 100 (a) ............ 747 753
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 12/15/26 @ 100 (a) ............ 417 423
Series 2024-1A , Class E , 8 .50% , 12/15/31 , Callable 12/15/26 @ 100 (a) ............ 2,250 2,310
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 218 219
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 1,019 1,025
Series 2025-1A , Class D , 5 .43% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 1,120 1,121
Series 2025-1A , Class E , 7 .08% , 5/17/32 , Callable 8/15/28 @ 100 (a) .............. 941 957
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 2,000 1,950
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 3/20/27 @ 100 (a) .............. 857 866
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 3/20/27 @ 100 (a) .............. 1,672 1,712
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class A3 , 5 .11% , 11/21/33 , Callable 9/20/31 @ 100 (a) ............ 400 406
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,250 1,261
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,500 1,520
Sotheby's Artfi Master Trust , Series 2026-1A , Class B , 4 .90% , 6/20/33 , Callable 12/20/27 @
100 (a) ........................................................... 1,705 1,701
Stack Infrastructure Issuer LLC , Series 2026-1A , Class A2 , 5 .00% , 3/27/56 , Callable 3/25/29
@ 100 (a) ......................................................... 1,930 1,866
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 2,000 1,930
Tricon Residential Trust , Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @
100 (a) (b) ......................................................... 343 337
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 2,917 2,972
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 539 550
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,500 2,464
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 4/15/26 @ 100 (a) ............ 1,000 976

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 4/15/26 @ 100 (a) .............. $ 3,000 $ 2,961
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,455 1,465
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 2,004 2,035
Series 2026-1A , Class C2 , 4 .69% , 3/15/56 , Callable 3/15/29 @ 100 (a) ............. 1,742 1,712
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 184 186
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 500 508
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 374 383
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 694 705
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 350 355
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 292 299
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 258 268
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 9/12/29 @ 100 (a) ............. 522 527
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 9/12/29 @ 100 (a) .............. 473 486
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 1,000 1,013
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 417 422
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 1,409 1,417
Series 2025-1 , Class C , 5 .09% , 1/21/31 , Callable 1/20/28 @ 100 ................. 1,500 1,512
Series 2025-10 , Class C , 4 .67% , 10/20/33 , Callable 10/20/30 @ 100 (a) ............ 700 694
Series 2025-7 , Class C , 4 .40% , 8/20/31 , Callable 8/20/28 @ 100 ................. 2,000 1,986
VFI ABS LLC , Series 2025-1A , Class A , 4 .78% , 6/24/30 , Callable 1/24/28 @ 100 (a) ...... 2,167 2,176
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A3 , 4 .29% , 10/16/28 , Callable 4/15/28 @ 100 (a) ............ 333 334
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 4/15/28 @ 100 (a) ............. 1,000 1,000
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 1/15/29 @ 100 (a) ............ 2,783 2,791
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .06% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 1,000 1,002
Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 584 586
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 10/20/28 @ 100 (a) ............. 1,137 1,128
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 10/20/28 @ 100 (a) ............. 5,600 5,590
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 2,000 2,019
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 1,000 1,011
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 1,000 1,019
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 583 597
204,033
Total Asset-Backed Securities (Cost $483,635)
a
a
a
485,470
Collateralized Mortgage Obligations (4.9%)
Agency CMO Other (2.3%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 655 665
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 1,465 1,459
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 2,309 2,333
Series 5611 , Class LE , 4 .50% , 8/25/49 .................................... 3,198 3,154
Series 5639 , Class DA , 4 .50% , 2/25/49 ................................... 986 969
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 612 619
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 1,050 1,057
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 1,441 1,446
Series 2025-55 , Class AC , 4 .50% , 4/25/53 ................................. 4,835 4,796
Series 2025-61 , Class DA , 4 .50% , 9/25/51 ................................. 1,834 1,823
Series 2026-10 , Class AD , 4 .50% , 1/25/51 ................................. 1,454 1,441
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 717 729
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 502 509
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 750 757
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 970 963
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 712 718
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 934 939
Series 2025-131 , Class CE , 4 .50% , 12/20/53 ............................... 7,493 7,491

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ $ 2,880 $ 2,820
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 720 714
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 2,166 2,176
Series 2025-139 , Class EA , 4 .00% , 3/20/65 ................................ 2,858 2,835
Series 2025-150 , Class QD , 4 .50% , 7/20/51 ................................ 3,384 3,356
Series 2025-196 , Class GA , 4 .75% , 5/20/65 ................................ 1,479 1,478
Series 2025-2 , Class EA , 4 .50% , 9/20/40 .................................. 1,064 1,065
46,312
Agency Commercial MBS (0.0%):(c)
Federal National Mortgage Association , Series 2022-M2 , Class A2 , 2 .40% , 11/25/31 ....... 1,000 910
Commercial MBS (2.6%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .42% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (d) .......... 1,500 1,500
Series 2025-OANA , Class B , 5 .52% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (d) .......... 1,000 1,000
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .06% , 8/11/42 (a) (b) (e) .......................... 944 944
Series 2025-1345 , Class A , 5 .27% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (d) ............ 625 624
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .32% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (d) .......... 1,500 1,499
Series 2025-ATRM , Class B , 5 .77% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (d) .......... 1,638 1,620
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (e) ................ 1,000 972
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 4 .87% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (d) .................................................... 953 946
BX Commercial Mortgage Trust ............................................
Series 2025-COPT , Class A , 5 .42% ( TSFR1M + 175 bps ) , 8/15/42 (a) (b) (d) ........... 1,154 1,148
Series 2026-CSMO , Class A , 5 .07% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (d) .......... 1,380 1,379
Series 2026-CSMO , Class B , 5 .37% ( TSFR1M + 170 bps ) , 2/15/43 (a) (b) (d) .......... 1,210 1,210
Series 2026-XL6 , Class A , 4 .87% ( TSFR1M + 120 bps ) , 3/15/43 (a) (b) (d) ............ 2,000 1,992
BX Trust .............................................................
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (b) ............................ 1,000 1,003
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 1,000 991
Series 2022-LBA6 , Class C , 5 .27% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) (d) ........... 1,000 999
Series 2025-GW , Class A , 5 .27% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (d) ............ 2,000 1,998
Series 2025-ROIC , Class A , 4 .82% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (d) ........... 1,520 1,512
Series 2025-VOLT , Class A , 5 .37% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (d) .......... 1,500 1,494
Series 2025-VOLT , Class B , 5 .77% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (d) .......... 1,474 1,466
CRSNT Trust , Series 2026-MOON , Class A , 5 .07% ( TSFR1M + 140 bps ) , 2/15/31 (a) (b) (d) ... 2,000 1,989
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .41% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(d) ............................................................. 1,000 996
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 3,500 3,474
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (e) .......................... 663 679
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (e) ....................................................... 963 960
LEX Trust , Series 2026-450 , Class A , 5 .02% ( TSFR1M + 135 bps ) , 3/15/43 (a) (b) (d) ........ 1,417 1,411
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .44% , 10/15/42 (a) (b) (e) .. 1,363 1,356
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ............................ 1,000 964
Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (b) (e) .......................... 2,500 2,411
MILE Trust , Series 2025-STNE , Class A , 5 .17% ( TSFR1M + 150 bps ) , 7/15/42 (a) (b) (d) ..... 2,000 1,995
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class B , 5 .22% ( TSFR1M + 155 bps ) ,
8/15/42 (a) (b) (d) .................................................... 2,250 2,245
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/10/40 (a) (b) ..................... 786 800
SHR Trust , Series 2024-LXRY , Class A , 5 .62% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (d) ..... 842 841
SLG Office Trust , Series 2026-OMA , Class B , 5 .16% , 4/15/41 (a) (b) (e) ................ 2,375 2,379
SMRT , Series 2022-MINI , Class B , 5 .02% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) (d) .......... 1,760 1,757
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .12% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (d) .................................................... 3,000 2,960
51,514
Total Collateralized Mortgage Obligations (Cost $98,569)
a
a
a
98,736

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (44.3%)
Communication Services (1.1%):
Charter Communications Operating LLC/Charter Communications Operating Capital , 6 .10% ,
6/1/29 , Callable 5/1/29 @ 100 .......................................... $ 1,000 $ 1,036
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 5/2/26 @ 100 (a) ........ 4,750 4,762
Omnicom Group, Inc. , 4 .20% , 3/2/29 , Callable 2/2/29 @ 100 ....................... 3,000 2,967
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 ....................... 4,330 4,256
Sirius XM Radio LLC , 3 .13% , 9/1/26 , Callable 5/2/26 @ 100 (a) ..................... 3,000 2,980
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 5 .15% ,
3/20/28 , Callable 3/20/27 @ 100 (a) ...................................... 1,200 1,205
T-Mobile US, Inc. , 3 .50% , 4/15/31 , Callable 4/15/26 @ 101.75 ...................... 6,000 5,675
22,881
Consumer Discretionary (2.5%):
AutoNation, Inc. , 4 .45% , 1/15/29 , Callable 12/15/28 @ 100 ........................ 2,000 1,984
Daimler Truck Finance North America LLC
5 .00% , 1/15/27 (a) .................................................. 2,000 2,009
4 .30% , 8/12/27 (a) .................................................. 1,000 998
5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) ................................ 1,000 1,009
eBay, Inc. , 4 .25% , 3/6/29 , Callable 2/6/29 @ 100 ................................ 3,000 2,986
General Motors Financial Co., Inc.
5 .35% , 7/15/27 .................................................... 1,000 1,009
5 .05% , 4/4/28 ..................................................... 2,000 2,018
Genuine Parts Co. , 4 .95% , 8/15/29 , Callable 7/15/29 @ 100 ........................ 1,000 996
Grand Canyon University , 5 .13% , 10/1/28 , Callable 8/1/28 @ 100 (f) .................. 2,400 2,382
Hasbro, Inc. , 4 .65% , 3/12/31 , Callable 2/12/31 @ 100 ............................. 1,015 1,003
Hyatt Hotels Corp. , 5 .05% , 3/30/28 , Callable 2/29/28 @ 100 ........................ 1,000 1,010
Las Vegas Sands Corp. , 5 .90% , 6/1/27 , Callable 5/1/27 @ 100 ....................... 4,096 4,150
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 2,350 2,392
Mattel, Inc.
5 .88% , 12/15/27 , Callable 5/2/26 @ 100 (a) ................................ 5,800 5,802
5 .00% , 11/17/30 , Callable 10/17/30 @ 100 (f) ............................... 4,107 4,088
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 1,000 903
Stellantis Finance US, Inc.
1 .71% , 1/29/27 , Callable 12/29/26 @ 100 (a) ............................... 1,532 1,494
5 .35% , 3/17/28 , Callable 2/17/28 @ 100 (a) ................................ 1,000 1,006
Stellantis Financial Services US Corp. , 4 .95% , 9/15/28 , Callable 8/15/28 @ 100 (a) ........ 2,000 1,988
Tapestry, Inc. , 5 .10% , 3/11/30 , Callable 2/11/30 @ 100 ............................ 1,000 1,011
The Home Depot, Inc. , 5 .15% , 6/25/26 ....................................... 1,125 1,128
Volkswagen Group of America Finance LLC
4 .95% , 3/25/27 (a) .................................................. 2,000 2,008
4 .45% , 9/11/27 (a) ................................................... 4,000 3,990
6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) ............................... 1,000 1,034
5 .25% , 3/22/29 , Callable 2/22/29 @ 100 (a) ................................ 1,000 1,011
YMCA of Greater New York , 5 .18% , 8/1/30 , Callable 5/1/30 @ 100 .................. 625 630
50,039
Consumer Staples (1.0%):
Bimbo Bakeries USA, Inc. , 6 .05% , 1/15/29 , Callable 12/15/28 @ 100 (a) ............... 1,000 1,033
Coca-Cola Consolidated, Inc. , 5 .25% , 6/1/29 , Callable 5/1/29 @ 100 (f) ................ 1,000 1,022
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4 .75% , 1/15/29 , Callable 5/2/26 @ 101.19 (a) ............................... 3,400 3,303
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 1,235 1,194
Diageo Investment Corp. , 5 .13% , 8/15/30 , Callable 7/15/30 @ 100 ................... 727 742
Keurig Dr. Pepper, Inc.
5 .10% , 3/15/27 , Callable 2/15/27 @ 100 .................................. 1,889 1,896
5 .05% , 3/15/29 , Callable 2/15/29 @ 100 .................................. 1,000 1,011
Maple Parent Holdings Corp. , 4 .75% , 3/26/29 , Callable 2/26/29 @ 100 (a) .............. 1,500 1,499
Mars, Inc. , 4 .45% , 3/1/27 (a) ............................................... 2,000 2,006
Smithfield Foods, Inc. , 4 .25% , 2/1/27 , Callable 11/1/26 @ 100 (a) .................... 3,033 3,025
Sysco Corp.
5 .10% , 9/23/30 , Callable 8/23/30 @ 100 .................................. 2,000 2,016
4 .40% , 7/25/31 , Callable 6/25/31 @ 100 .................................. 1,191 1,155

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The Campbell's Company , 5 .20% , 3/19/27 ..................................... $ 1,000 $ 1,005
20,907
Energy (2.3%):
APA Corp. , 7 .75% , 12/15/29 ............................................... 1,186 1,277
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 5/2/26 @ 104.19 (a) ................ 1,000 1,032
Columbia Pipelines Holding Co. LLC
6 .06% , 8/15/26 , Callable 7/15/26 @ 100 (a) ................................ 1,288 1,294
6 .04% , 8/15/28 , Callable 7/15/28 @ 100 (a) ................................ 1,000 1,032
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (d) (g) ..................... 4,805 4,796
4 .55% , 1/15/31 , Callable 12/15/30 @ 100 (f) ................................ 2,000 1,982
Expand Energy Corp. , 5 .38% , 2/1/29 , Callable 4/17/26 @ 100 ....................... 1,977 1,977
Helmerich & Payne, Inc. , 2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................... 1,250 1,116
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 5/2/26 @ 102 (a) ....... 1,667 1,621
Marathon Petroleum Corp. , 5 .15% , 3/1/30 , Callable 2/1/30 @ 100 .................... 1,000 1,021
MPLX LP , 4 .13% , 3/1/27 , Callable 12/1/26 @ 100 ............................... 4,375 4,363
ONEOK, Inc.
4 .25% , 9/24/27 , Callable 8/24/27 @ 100 .................................. 1,000 998
5 .63% , 1/15/28 , Callable 7/15/27 @ 100 (a) ................................ 3,529 3,574
Permian Resources Operating LLC , 8 .00% , 4/15/27 , Callable 4/12/26 @ 102 (a) .......... 2,033 2,035
Repsol E&P Capital Markets US LLC , 4 .81% , 9/16/28 , Callable 8/16/28 @ 100 (a) ........ 3,342 3,353
Sunoco LP
5 .88% , 7/15/27 , Callable 5/2/26 @ 100 (a) ................................. 600 600
5 .63% , 3/15/31 , Callable 9/15/27 @ 102.81 (a) .............................. 500 498
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5 .00% , 1/15/28 , Callable 5/2/26 @ 100 ................................... 3,372 3,368
5 .50% , 3/1/30 , Callable 4/12/26 @ 101.83 ................................. 1,035 1,045
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 2,000 2,042
Venture Global Calcasieu Pass LLC , 3 .88% , 8/15/29 , Callable 2/15/29 @ 100 (a) .......... 1,500 1,426
Western Midstream Operating LP
4 .65% , 7/1/26 ..................................................... 2,500 2,500
4 .75% , 8/15/28 , Callable 5/15/28 @ 100 .................................. 2,589 2,598
45,548
Financials (19.4%):
Ally Financial, Inc.
4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (d) (g) ...................... 5,625 5,570
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (d) .................... 2,056 2,141
American Express Co. , 3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (d) (g) ......... 9,699 9,580
American Honda Finance Corp.
4 .40% , 10/5/26 .................................................... 1,000 999
4 .55% , 7/9/27 ..................................................... 1,000 1,001
4 .25% , 9/1/28 ..................................................... 4,000 3,967
American National Global Funding
4 .63% , 12/15/28 (a) .................................................. 3,700 3,670
5 .55% , 1/28/30 (a) .................................................. 852 862
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 1,500 1,517
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 825 721
Antares Holdings LP
3 .95% , 7/15/26 , Callable 6/15/26 @ 100 (a) ................................ 2,000 1,992
2 .75% , 1/15/27 , Callable 12/15/26 @ 100 (a) ............................... 2,000 1,958
6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (a) ............................... 1,000 990
Aon North America, Inc. , 5 .15% , 3/1/29 , Callable 2/1/29 @ 100 ..................... 1,000 1,021
Apollo Debt Solutions BDC , 5 .70% , 1/23/31 , Callable 12/23/30 @ 100 (a) .............. 1,815 1,774
Apollo Global Management, Inc. , 4 .60% , 1/15/31 , Callable 12/15/30 @ 100 ............. 2,500 2,480
Arch Capital Finance LLC , 4 .01% , 12/15/26 , Callable 9/15/26 @ 100 ................. 1,000 997
Ares Capital Corp. , 2 .15% , 7/15/26 , Callable 6/15/26 @ 100 ........................ 3,400 3,373
Ares Strategic Income Fund , 5 .70% , 3/15/28 , Callable 2/15/28 @ 100 ................. 1,000 999
Assurant, Inc. , 7 .00% ( US0003M + 414 bps ) , 3/27/48 , Callable 3/27/28 @ 100 (d) (f) ........ 3,542 3,586
Athene Global Funding , 4 .95% , 1/7/27 (a) ...................................... 6,500 6,517
Atlas Warehouse Lending Co. LP , 4 .63% , 11/15/28 , Callable 10/15/28 @ 100 (a) .......... 4,000 3,941
Aviation Capital Group LLC , 3 .50% , 11/1/27 , Callable 7/1/27 @ 100 (a) ................ 1,600 1,570
Banc of California, Inc. , 3 .25% ( TSFR3M + 252 bps ) , 5/1/31 , Callable 5/1/26 @ 100 (d) ...... 1,000 995

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Bank of America Corp. , 6 .13% ( H15T5Y + 323 bps ) , Callable 4/27/27 @ 100 (d) (g) ......... $ 5,666 $ 5,675
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ............. 6,086 5,964
Blackstone Secured Lending Fund , 5 .25% , 9/4/29 , Callable 8/4/29 @ 100 .............. 2,000 1,960
Block Financial LLC , 3 .88% , 8/15/30 , Callable 5/15/30 @ 100 ...................... 2,625 2,474
Block, Inc. , 2 .75% , 6/1/26 , Callable 5/2/26 @ 100 ............................... 8,328 8,289
Blue Owl Capital Corp. , 3 .40% , 7/15/26 , Callable 6/15/26 @ 100 .................... 2,800 2,779
Blue Owl Credit Income Corp.
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 .................................... 587 581
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 .................................. 2,050 2,080
Blue Owl Technology Finance Corp. , 6 .10% , 3/15/28 , Callable 2/15/28 @ 100 ........... 1,000 989
BMW US Capital LLC , 4 .60% , 8/13/27 (a) ..................................... 1,000 1,003
Brown & Brown, Inc.
4 .60% , 12/23/26 .................................................... 500 501
4 .70% , 6/23/28 , Callable 5/23/28 @ 100 .................................. 1,091 1,094
Capital One Financial Corp.
3 .95% ( H15T5Y + 316 bps ) , Callable 9/1/26 @ 100 (d) (f) (g) ..................... 3,980 3,917
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 3,000 2,992
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (d) ...................... 1,000 1,015
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (d) ...................... 500 517
Citigroup, Inc. , 6 .25% ( TSFR3M + 478 bps ) , Callable 8/15/26 @ 100 (d) (g) .............. 10,280 10,284
Citizens Bank NA , 4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (d) ............ 334 334
Citizens Financial Group, Inc. , 4 .00% ( H15T5Y + 322 bps ) , Callable 10/6/26 @ 100 (d) (g) .... 2,250 2,215
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,230 1,319
CNO Global Funding
5 .88% , 6/4/27 (a) ................................................... 1,500 1,521
4 .88% , 12/10/27 (a) .................................................. 2,000 2,007
4 .38% , 9/8/28 (a) ................................................... 3,000 2,978
4 .95% , 9/9/29 (a) ................................................... 651 655
4 .70% , 12/11/30 (a) .................................................. 1,250 1,234
CubeSmart LP , 4 .38% , 2/15/29 , Callable 11/15/28 @ 100 .......................... 2,000 1,987
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 2,489 2,496
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 3,500 3,603
Enstar Finance LLC , 5 .50% ( H15T5Y + 401 bps ) , 1/15/42 , Callable 1/15/27 @ 100 (d) ....... 6,383 6,278
F&G Global Funding , 5 .88% , 6/10/27 (a) ...................................... 3,690 3,731
FactSet Research Systems, Inc. , 2 .90% , 3/1/27 , Callable 2/1/27 @ 100 ................. 1,712 1,682
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 4,561 4,509
Fidelity National Information Services, Inc. , 4 .55% , 3/10/29 , Callable 2/10/29 @ 100 ...... 2,250 2,239
Fifth Third Bancorp , 4 .57% ( SOFR + 95 bps ) , 4/29/32 , Callable 4/29/31 @ 100 (d) ......... 2,000 1,963
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 1,350 1,372
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (d) ........... 1,500 1,519
First Maryland Capital I , 4 .93% ( TSFR3M + 126 bps ) , 1/15/27 , Callable 5/2/26 @ 100 (d) .... 8,275 8,180
Fiserv, Inc.
4 .75% , 3/15/30 , Callable 2/15/30 @ 100 .................................. 2,732 2,708
4 .55% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 1,500 1,468
Ford Motor Credit Co. LLC
5 .13% , 11/5/26 ..................................................... 1,000 1,001
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 1,000 935
Fulton Financial Corp. , 5 .98% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 6/15/26 @ 100 (d) .... 5,810 5,743
GA Global Funding Trust , 4 .40% , 9/23/27 (a) ................................... 2,200 2,186
Gabx Leasing LLC , 4 .63% , 4/15/31 , Callable 3/15/31 @ 100 (a) ...................... 2,000 1,972
Global Payments, Inc.
4 .55% , 3/15/28 .................................................... 2,000 1,991
4 .50% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 3,000 2,972
Goldman Sachs Private Credit Corp.
5 .05% , 2/23/28 (a) .................................................. 2,300 2,268
5 .38% , 1/31/29 , Callable 12/31/28 @ 100 (a) ............................... 1,625 1,597
HA Sustainable Infrastructure Capital, Inc. , 6 .15% , 1/15/31 , Callable 12/15/30 @ 100 ...... 2,000 2,035
HAT Holdings I LLC/HAT Holdings II LLC , 3 .38% , 6/15/26 , Callable 5/2/26 @ 100 (a) .... 1,662 1,654
Hercules Capital, Inc.
2 .63% , 9/16/26 , Callable 8/16/26 @ 100 .................................. 4,563 4,499
3 .38% , 1/20/27 , Callable 12/20/26 @ 100 ................................. 1,000 981

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Horace Mann Educators Corp.
7 .25% , 9/15/28 , Callable 8/15/28 @ 100 .................................. $ 1,400 $ 1,477
4 .70% , 10/1/30 , Callable 9/1/30 @ 100 ................................... 5,500 5,418
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 3,850 3,624
HSB Group, Inc. , 4 .84% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 5/2/26 @ 100 (d) .......... 750 732
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (d) (g) .... 4,358 4,270
Hyundai Capital America, Inc.
4 .30% , 9/24/27 (a) .................................................. 1,800 1,793
4 .25% , 9/18/28 (a) .................................................. 2,000 1,982
5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) ................................. 2,000 2,027
JPMorgan Chase & Co. , 4 .35% ( SOFR + 84 bps ) , 1/22/32 , Callable 1/22/31 @ 100 (d) ....... 3,000 2,957
Kemper Corp.
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 (f) ................................. 2,194 1,917
3 .80% , 2/23/32 , Callable 11/23/31 @ 100 .................................. 2,400 2,173
KeyCorp , 5 .00% ( TSFR3M + 387 bps ) , Callable 9/15/26 @ 100 (d) (g) .................. 2,500 2,473
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4 .25% , 2/1/27 , Callable 5/2/26 @ 100 (a) .................................. 2,500 2,471
7 .00% , 7/15/31 , Callable 7/15/27 @ 103.5 (a) ............................... 1,500 1,552
Liberty Mutual Group, Inc. , 4 .13% ( H15T5Y + 332 bps ) , 12/15/51 , Callable 9/15/26 @ 100 (a) (d) 1,000 980
LPL Holdings, Inc. , 5 .70% , 5/20/27 , Callable 4/20/27 @ 100 ........................ 1,800 1,817
LSEG US Fin Corp. , 4 .25% , 3/23/29 , Callable 2/23/29 @ 100 (a) ..................... 3,000 2,978
Main Street Capital Corp. , 3 .00% , 7/14/26 , Callable 6/14/26 @ 100 ................... 500 497
Mercedes-Benz Finance North America LLC
4 .65% , 4/1/27 (a) ................................................... 750 753
4 .13% , 3/10/28 (a) .................................................. 1,000 995
MGIC Investment Corp. , 5 .25% , 8/15/28 , Callable 4/17/26 @ 100 .................... 4,962 4,955
MMI Capital Trust I , 7 .63% , 12/15/27 ........................................ 435 453
Morgan Stanley
4 .13% ( SOFR + 91 bps ) , 10/18/29 , Callable 10/18/28 @ 100 (d) ................... 3,500 3,460
4 .24% ( SOFR + 80 bps ) , 1/9/30 , Callable 1/9/29 @ 100 (d) ....................... 2,000 1,979
Morgan Stanley Bank NA , 4 .97% ( SOFR + 93 bps ) , 7/14/28 , Callable 7/14/27 @ 100 (d) ..... 1,500 1,509
Morgan Stanley Private Bank NA , 4 .21% ( SOFR + 76 bps ) , 2/8/30 , Callable 2/8/29 @ 100 (d) . 2,000 1,979
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................... 2,500 2,423
Nissan Motor Acceptance Co. LLC
1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) ................................ 1,513 1,487
5 .30% , 9/13/27 (a) .................................................. 1,000 994
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 2,000 2,048
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 2,750 2,810
Northern Trust Corp. , 4 .60% ( TSFR3M + 346 bps ) , Callable 10/1/26 @ 100 (d) (g) .......... 5,144 5,095
Old Republic International Corp. , 3 .88% , 8/26/26 , Callable 7/26/26 @ 100 .............. 7,000 6,990
Pinnacle Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 1,000 1,011
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (d) ............... 4,000 4,125
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 4/12/26 @ 102.09 (a) ...................... 944 952
Principal Life Global Funding II
4 .60% , 8/19/27 (a) .................................................. 1,500 1,504
4 .45% , 1/13/31 (a) .................................................. 6,390 6,303
Protective Life Corp. , 4 .70% , 1/15/31 , Callable 12/15/30 @ 100 (a) ................... 4,000 3,962
Radian Group, Inc.
4 .88% , 3/15/27 , Callable 9/15/26 @ 100 .................................. 2,250 2,250
6 .20% , 5/15/29 , Callable 4/15/29 @ 100 .................................. 1,500 1,551
Reliance Standard Life Global Funding II , 1 .51% , 9/28/26 (a) ........................ 1,560 1,538
RELX Capital, Inc. , 4 .75% , 3/27/30 , Callable 2/27/30 @ 100 ........................ 2,000 2,015
RGA Global Funding , 4 .35% , 8/25/28 (a) ...................................... 3,670 3,652
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 5/2/26 @
100 (a) ........................................................... 7,055 6,972
Sammons Financial Group Global Funding , 5 .05% , 1/10/28 (a) ....................... 2,000 2,018
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 1,147 1,039
Sixth Street Specialty Lending, Inc.
2 .50% , 8/1/26 , Callable 7/1/26 @ 100 .................................... 1,358 1,344
6 .95% , 8/14/28 , Callable 7/14/28 @ 100 .................................. 1,000 1,023
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 5/2/26 @ 100 (a) ............... 500 497
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,000 885
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 206 214

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Synchrony Financial
3 .70% , 8/4/26 , Callable 5/4/26 @ 100 .................................... $ 2,000 $ 1,994
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 1,000 988
Takeoff Merger Sub, Inc.
4 .40% , 3/24/28 (a) .................................................. 2,000 1,989
4 .50% , 3/24/29 , Callable 2/24/29 @ 100 (a) ................................ 1,000 993
Texas Capital Bancshares, Inc.
4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (d) .................... 10,148 10,096
5 .30% ( SOFR + 194 bps ) , 2/27/32 , Callable 2/27/31 @ 100 (d) .................... 3,000 2,959
The Bank of New York Mellon Corp.
7 .17% ( H15T5Y + 335 bps ) , Callable 6/20/26 @ 100 (d) (g) ...................... 5,500 5,515
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (d) .................... 1,000 1,017
The Charles Schwab Corp. , 4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (d) (g) ....... 8,715 8,657
The Goldman Sachs Group, Inc. , 4 .94% ( SOFR + 132 bps ) , 4/23/28 , Callable 4/23/27 @ 100 (d) 1,000 1,005
The PNC Financial Services Group, Inc.
3 .40% ( H15T5Y + 260 bps ) , Callable 9/15/26 @ 100 (d) (g) ...................... 4,750 4,676
6 .20% ( H15T5Y + 324 bps ) , Callable 9/15/27 @ 100 (d) (g) ...................... 1,000 1,003
The Western Union Co. , 4 .75% , 6/15/29 , Callable 5/15/29 @ 100 .................... 4,000 3,965
Toyota Motor Credit Corp.
4 .55% , 8/7/26 ..................................................... 2,000 2,002
4 .80% , 5/15/30 .................................................... 2,000 2,023
TPG Operating Group II LP , 4 .88% , 5/15/31 , Callable 4/15/31 @ 100 ................. 1,498 1,469
Truist Bank , 4 .14% ( SOFR + 91 bps ) , 10/23/29 , Callable 10/23/28 @ 100 , MTN (d) ......... 2,000 1,981
Truist Financial Corp. , 4 .58% ( TSFR3M + 93 bps ) , 5/15/27 , Callable 5/2/26 @ 100 (d) ....... 4,500 4,456
U.S. Bancorp
5 .30% ( TSFR3M + 318 bps ) , Callable 4/15/27 @ 100 (d) (g) ...................... 5,904 5,872
3 .10% , 4/27/26 , Callable 4/12/26 @ 100 , MTN ............................. 708 707
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (d) .................... 1,500 1,542
Western Alliance Bancorp , 3 .00% ( TSFR3M + 225 bps ) , 6/15/31 , Callable 6/15/26 @ 100 (d) .. 1,350 1,294
Western Alliance Bank , 6 .54% ( H15T5Y + 285 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (d) ... 2,000 1,959
Zions Bancorp NA , 4 .48% ( SOFR + 106 bps ) , 2/9/29 , Callable 2/9/28 @ 100 (d) ........... 2,000 1,985
392,237
Health Care (2.8%):
Abbvie, Inc. , 3 .78% , 3/3/28 ................................................ 3,000 2,979
Amgen, Inc. , 4 .20% , 2/19/31 , Callable 1/19/31 @ 100 ............................. 2,000 1,972
Baxter International, Inc. , 4 .45% , 2/15/29 , Callable 1/15/29 @ 100 ................... 1,250 1,233
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 1,500 1,482
Charles River Laboratories International, Inc. , 4 .25% , 5/1/28 , Callable 4/17/26 @ 100.71 (a) . 3,000 2,930
CommonSpirit Health , 4 .35% , 9/1/30 , Callable 6/1/30 @ 100 ....................... 4,988 4,918
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 3,400 3,128
Elevance Health, Inc. , 5 .15% , 6/15/29 , Callable 5/15/29 @ 100 ...................... 1,000 1,019
HCA, Inc.
5 .00% , 3/1/28 , Callable 2/1/28 @ 100 .................................... 1,000 1,010
4 .30% , 11/15/30 , Callable 10/15/30 @ 100 ................................. 2,000 1,967
Health Care Service Corp. A Mutual Legal Reserve Co.
5 .20% , 6/15/29 , Callable 5/15/29 @ 100 (a) ................................ 2,000 2,029
2 .20% , 6/1/30 , Callable 3/1/30 @ 100 (a) .................................. 3,000 2,715
Highmark, Inc. , 1 .45% , 5/10/26 , Callable 5/2/26 @ 100 (a) ......................... 7,915 7,883
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 1,250 1,263
Lifespan Corp. , 4 .65% , 5/15/31 , Callable 11/15/30 @ 100 .......................... 1,000 999
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 5/2/26 @ 101.31 (a) .................. 6,175 6,120
PRA Health Sciences, Inc. , 2 .88% , 7/15/26 , Callable 5/2/26 @ 100 (a) ................. 1,943 1,927
Premier Health Partners , 2 .91% , 11/15/26 , Callable 5/15/26 @ 100 ................... 1,230 1,209
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 1,708 1,720
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 388 397
The Cigna Group , 4 .50% , 9/15/30 , Callable 8/15/30 @ 100 ......................... 4,000 3,987
Thermo Fisher Scientific, Inc. , 4 .22% , 2/12/31 , Callable 1/12/31 @ 100 ................ 1,500 1,484
Utah Acquisition Sub, Inc. , 3 .95% , 6/15/26 , Callable 5/2/26 @ 100 ................... 3,000 2,992
57,363
Industrials (4.4%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ 2,078 2,093

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... $ 3,639 $ 3,618
4 .00% , 9/22/27 .................................................... 412 407
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 5/2/26 @ 100 (a) 1,500 1,471
Ashtead Capital, Inc. , 1 .50% , 8/12/26 , Callable 7/12/26 @ 100 (a) .................... 4,984 4,923
British Airways Pass Through Trust , 3 .35% , 6/15/29 (a) ............................ 435 421
CNH Industrial Capital LLC , 5 .10% , 4/20/29 , Callable 3/20/29 @ 100 ................. 1,000 1,013
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 671 649
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 10,459 10,441
FedEx Freight Holding Co., Inc. , 4 .30% , 3/15/29 , Callable 2/15/29 @ 100 (a) ............ 3,000 2,964
Ferguson Enterprises, Inc. , 4 .35% , 3/15/31 , Callable 2/15/31 @ 100 ................... 3,500 3,443
GXO Logistics, Inc. , 1 .65% , 7/15/26 , Callable 6/15/26 @ 100 ....................... 1,459 1,447
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 2,500 2,547
Illinois Central Railroad Co. , 7 .70% , 9/15/96 , Callable 9/15/26 @ 102.92 ............... 5,222 5,419
J.B. Hunt Transport Services, Inc. , 4 .90% , 3/15/30 , Callable 2/15/30 @ 100 ............. 2,000 2,025
JH North America Holdings, Inc. , 5 .88% , 1/31/31 , Callable 7/31/27 @ 102.94 (a) ......... 2,708 2,699
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 952 983
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .75% , 5/24/26 , Callable 5/2/26 @ 100 (a) ................................. 1,000 1,001
4 .20% , 4/1/27 , Callable 1/1/27 @ 100 (a) .................................. 7,114 7,092
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ 1,000 1,017
Quanta Services, Inc. , 4 .75% , 8/9/27 , Callable 7/9/27 @ 100 ........................ 2,000 2,011
Republic Services, Inc. , 5 .00% , 11/15/29 , Callable 10/15/29 @ 100 ................... 1,000 1,021
Rockwell Collins, Inc. , 3 .50% , 3/15/27 , Callable 12/15/26 @ 100 .................... 7,000 6,928
Ryder System, Inc.
5 .30% , 3/15/27 , Callable 2/15/27 @ 100 , MTN ............................. 1,000 1,007
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 1,000 1,016
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 1,000 1,023
Sodexo, Inc. , 5 .15% , 8/15/30 , Callable 7/15/30 @ 100 (a) .......................... 2,000 2,028
Southwest Airlines Co.
5 .13% , 6/15/27 , Callable 4/15/27 @ 100 .................................. 1,003 1,006
4 .38% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 4,000 3,949
The Boeing Co. , 3 .10% , 5/1/26 , Callable 4/12/26 @ 100 ........................... 2,900 2,897
The GEO Group, Inc. , 8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 .................... 1,000 1,039
TriNet Group, Inc. , 3 .50% , 3/1/29 , Callable 5/2/26 @ 100 (a) ........................ 2,098 1,894
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ....................... 1,000 1,047
United Airlines Pass Through Trust , 5 .88% , 10/15/27 ............................. 1,717 1,743
Westinghouse Air Brake Technologies Corp. , 3 .45% , 11/15/26 , Callable 8/15/26 @ 100 ..... 505 502
XPO, Inc. , 6 .25% , 6/1/28 , Callable 4/12/26 @ 103.13 (a) ........................... 4,734 4,792
89,576
Information Technology (2.6%):
Atlassian Corp. , 5 .25% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 2,000 2,013
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 4,479 4,427
Citadel Finance LLC , 4 .75% , 2/14/29 , Callable 1/14/29 @ 100 (a) .................... 2,000 1,959
Corning, Inc. , 7 .25% , 8/15/36 , Callable 8/15/26 @ 100 ............................ 2,650 2,673
Dell International LLC/EMC Corp.
4 .75% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 1,500 1,510
4 .15% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 4,000 3,964
Gartner, Inc. , 4 .95% , 3/20/31 , Callable 2/20/31 @ 100 ............................ 1,000 975
Hewlett Packard Enterprise Co.
1 .75% , 4/1/26 (f) .................................................... 924 924
4 .45% , 9/25/26 .................................................... 1,000 1,001
4 .50% , 3/23/28 .................................................... 2,000 2,000
4 .15% , 9/15/28 , Callable 8/15/28 @ 100 .................................. 3,500 3,472
Keysight Technologies, Inc. , 5 .35% , 7/30/30 , Callable 6/30/30 @ 100 ................. 2,000 2,055
Microchip Technology, Inc. , 4 .90% , 3/15/28 .................................... 2,000 2,012
Molex Electronic Technologies LLC , 4 .75% , 4/30/28 , Callable 3/30/28 @ 100 (a) ......... 2,000 2,008
Oracle Corp.
2 .65% , 7/15/26 , Callable 5/2/26 @ 100 ................................... 2,411 2,401
4 .45% , 9/26/30 , Callable 8/26/30 @ 100 .................................. 4,000 3,855
Salesforce, Inc.
4 .50% , 3/15/28 , Callable 2/15/28 @ 100 .................................. 5,000 5,001
4 .65% , 3/15/29 , Callable 2/15/29 @ 100 .................................. 2,000 2,004

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Skyworks Solutions, Inc. , 1 .80% , 6/1/26 , Callable 5/1/26 @ 100 (f) ................... $ 3,066 $ 3,052
Synopsys, Inc.
4 .55% , 4/1/27 ..................................................... 2,000 2,003
4 .65% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 1,000 1,004
TD SYNNEX Corp. , 4 .30% , 1/17/29 , Callable 12/17/28 @ 100 ...................... 1,500 1,482
51,795
Materials (1.6%):
Amcor Flexibles North America, Inc.
4 .80% , 3/17/28 .................................................... 2,000 2,012
4 .25% , 3/8/29 , Callable 2/8/29 @ 100 .................................... 2,000 1,982
AptarGroup, Inc. , 4 .75% , 3/30/31 , Callable 2/28/31 @ 100 ......................... 3,000 2,978
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,700 1,699
Berry Global, Inc. , 4 .88% , 7/15/26 , Callable 4/15/26 @ 100 (a) ...................... 566 566
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 3,000 3,006
CRH America Finance, Inc. , 4 .40% , 2/9/31 , Callable 1/9/31 @ 100 ................... 3,000 2,960
Georgia-Pacific LLC , 4 .40% , 6/30/28 , Callable 5/30/28 @ 100 (a) .................... 1,000 1,001
Glencore Funding LLC , 5 .34% , 4/4/27 (a) ...................................... 2,000 2,017
Huntsman International LLC , 4 .50% , 5/1/29 , Callable 2/1/29 @ 100 .................. 2,000 1,873
Louisiana-Pacific Corp. , 3 .63% , 3/15/29 , Callable 5/2/26 @ 100 (a) ................... 962 926
LYB International Finance III LLC , 5 .13% , 1/15/31 , Callable 12/15/30 @ 100 ........... 2,000 2,003
RPM International, Inc. , 3 .75% , 3/15/27 , Callable 12/15/26 @ 100 .................... 2,087 2,069
Sealed Air Corp. , 1 .57% , 10/15/26 (a) ......................................... 4,286 4,279
Sonoco Products Co. , 4 .45% , 9/1/26 ......................................... 1,571 1,571
Syensqo Finance America LLC , 5 .65% , 6/4/29 , Callable 5/4/29 @ 100 (a) ............... 1,000 1,023
The Sherwin-Williams Co. , 4 .55% , 3/1/28 , Callable 2/1/28 @ 100 .................... 1,000 1,004
32,969
Real Estate (3.5%):
CBRE Services, Inc. , 4 .80% , 6/15/30 , Callable 5/15/30 @ 100 ....................... 2,000 2,004
Crown Castle, Inc. , 3 .70% , 6/15/26 , Callable 5/2/26 @ 100 ......................... 3,500 3,494
DOC DR LLC , 3 .95% , 1/15/28 , Callable 10/15/27 @ 100 .......................... 450 445
Essex Portfolio LP
3 .38% , 4/15/26 .................................................... 1,540 1,539
1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .................................... 500 474
Extra Space Storage LP
2 .20% , 10/15/30 , Callable 7/15/30 @ 100 ................................. 3,387 3,032
2 .40% , 10/15/31 , Callable 7/15/31 @ 100 ................................. 1,000 875
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 2,000 2,033
Global Net Lease, Inc./Global Net Lease Operating Partnership LP , 3 .75% , 12/15/27 , Callable
9/15/27 @ 100 (a) ................................................... 1,000 969
Goodman US Finance Three LLC , 3 .70% , 3/15/28 , Callable 12/15/27 @ 100 (a) .......... 750 738
Healthcare Realty Holdings LP
3 .75% , 7/1/27 , Callable 4/1/27 @ 100 .................................... 300 297
3 .63% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 3,000 2,938
Highwoods Realty LP
3 .88% , 3/1/27 , Callable 12/1/26 @ 100 ................................... 1,250 1,243
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 500 493
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 1,000 973
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 3,000 3,168
Kimco Realty OP LLC
2 .80% , 10/1/26 , Callable 7/1/26 @ 100 ................................... 1,500 1,489
3 .80% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 1,000 996
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 4,926 4,909
Lineage OP LP , 5 .25% , 7/15/30 , Callable 6/15/30 @ 100 ........................... 3,952 3,945
LXP Industrial Trust , 6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ..................... 247 259
Mid-America Apartments LP , 5 .30% , 2/15/32 , Callable 12/15/31 @ 100 ................ 1,000 1,029
NNN REIT, Inc.
2 .50% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,000 920
4 .60% , 2/15/31 , Callable 1/15/31 @ 100 .................................. 2,000 1,987
Public Storage Operating Co. , 4 .38% , 7/1/30 , Callable 6/1/30 @ 100 .................. 1,500 1,498
SBA Communications Corp. , 3 .88% , 2/15/27 , Callable 4/12/26 @ 100 ................. 2,600 2,574

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ $ 846 $ 860
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,000 2,009
Tanger Properties LP , 3 .13% , 9/1/26 , Callable 6/1/26 @ 100 ........................ 2,022 2,011
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 1,000 1,032
UDR, Inc. , 3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ........................... 2,000 1,979
VICI Properties LP/VICI Note Co., Inc. , 3 .75% , 2/15/27 , Callable 5/2/26 @ 100 (a) ........ 5,548 5,507
Vornado Realty LP , 2 .15% , 6/1/26 , Callable 5/2/26 @ 100 .......................... 6,890 6,857
Welltower OP LLC , 4 .50% , 7/1/30 , Callable 6/1/30 @ 100 ......................... 3,000 2,999
WP Carey, Inc. , 4 .65% , 7/15/30 , Callable 6/15/30 @ 100 ........................... 2,500 2,484
70,059
Utilities (3.1%):
AEP Texas, Inc. , 5 .45% , 5/15/29 , Callable 4/15/29 @ 100 .......................... 2,500 2,565
Alabama Power Co. , 4 .30% , 3/15/31 , Callable 1/15/31 @ 100 ....................... 3,000 2,972
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (a) ................. 1,000 1,007
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 1,000 1,025
CenterPoint Energy Restoration Bond Co. III LLC , 3 .90% , 12/15/30 .................. 5,000 4,958
CenterPoint Energy, Inc. , 5 .40% , 6/1/29 , Callable 5/1/29 @ 100 ...................... 929 952
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (d) ......... 1,250 1,210
Constellation Energy Generation LLC , 4 .63% , 2/1/29 , Callable 4/12/26 @ 100 (a) ......... 2,500 2,470
Dominion Energy, Inc. , 4 .35% ( H15T5Y + 320 bps ) , Callable 1/15/27 @ 100 (d) (f) (g) ....... 3,500 3,444
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 .................................... 1,402 1,412
4 .88% , 6/1/28 , Callable 5/1/28 @ 100 .................................... 3,000 3,028
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 218 215
Essential Utilities, Inc. , 4 .80% , 8/15/27 , Callable 7/15/27 @ 100 ..................... 1,500 1,506
Exelon Corp.
3 .40% , 4/15/26 .................................................... 1,000 999
5 .13% , 3/15/31 , Callable 2/15/31 @ 100 .................................. 2,184 2,224
Florida Power & Light Co. , 5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................... 1,000 1,017
ITC Holdings Corp. , 3 .25% , 6/30/26 , Callable 5/2/26 @ 100 ........................ 1,105 1,102
KeySpan Gas East Corp. , 2 .74% , 8/15/26 , Callable 5/15/26 @ 100 (a) .................. 1,439 1,431
NextEra Energy Capital Holdings, Inc.
4 .85% , 2/4/28 ..................................................... 2,000 2,019
3 .80% ( H15T5Y + 255 bps ) , 3/15/82 , Callable 3/15/27 @ 100 (d) .................. 1,700 1,641
NorthWestern Corp. , 5 .07% , 3/21/30 , Callable 2/21/30 @ 100 (a) ..................... 1,500 1,523
NSTAR Electric Co. , 4 .85% , 3/1/30 , Callable 2/1/30 @ 100 ........................ 1,000 1,013
Oncor Electric Delivery Co. LLC , 4 .50% , 3/20/27 ............................... 1,500 1,499
ONE Gas, Inc. , 5 .10% , 4/1/29 , Callable 3/1/29 @ 100 ............................. 1,500 1,530
Pinnacle West Capital Corp. , 4 .90% , 5/15/28 , Callable 4/15/28 @ 100 ................. 2,000 2,016
Public Service Co. of Colorado , 4 .15% , 3/13/29 , Callable 2/13/29 @ 100 ............... 2,000 1,994
Public Service Enterprise Group, Inc. , 5 .20% , 4/1/29 , Callable 3/1/29 @ 100 ............ 1,000 1,019
The Dayton Power & Light Co. , 4 .55% , 8/15/30 , Callable 7/15/30 @ 100 ............... 3,000 2,963
Vistra Corp. , 7 .00% ( H15T5Y + 574 bps ) , Callable 12/15/26 @ 100 (a) (d) (g) .............. 1,000 1,000
Vistra Operations Co. LLC
7 .75% , 10/15/31 , Callable 10/15/26 @ 103.88 (a) ............................ 2,950 3,091
6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............................. 2,000 2,070
WEC Energy Group, Inc. , 4 .75% , 1/15/28 , Callable 12/15/27 @ 100 .................. 3,000 3,022
Wisconsin Electric Power Co. , 5 .00% , 5/15/29 , Callable 4/15/29 @ 100 ................ 2,000 2,038
61,975
Total Corporate Bonds (Cost $894,992)
a
a
a
895,349
Yankee Dollars (10.4%)
Consumer Discretionary (0.6%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (a) ...................................................... 1,295 1,258
Carnival Corp. , 5 .13% , 5/1/29 , Callable 2/1/29 @ 100 (a) ........................... 1,500 1,488
Gildan Activewear, Inc. , 4 .70% , 10/7/30 , Callable 9/7/30 @ 100 (a) ................... 3,500 3,464
Honda Motor Co. Ltd. , 4 .44% , 7/8/28 , Callable 6/8/28 @ 100 ....................... 3,000 2,992
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 1,200 1,188

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 5/2/26 @ 100 (a) ........... $ 1,714 $ 1,710
12,100
Consumer Staples (0.8%):
Bacardi-Martini BV , 5 .55% , 2/1/30 , Callable 1/1/30 @ 100 (a) ....................... 2,000 2,041
BAT International Finance PLC , 4 .45% , 3/16/28 , Callable 2/16/28 @ 100 ............... 5,218 5,223
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 1,185 1,013
Japan Tobacco, Inc. , 4 .85% , 5/15/28 , Callable 4/15/28 @ 100 (a) ..................... 2,000 2,019
JDE Peet's NV
1 .38% , 1/15/27 , Callable 12/15/26 @ 100 (a) ............................... 3,925 3,824
2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ................................ 1,135 986
15,106
Energy (0.9%):
Canadian Natural Resources Ltd. , 5 .00% , 12/15/29 , Callable 11/15/29 @ 100 ............ 3,250 3,301
Enbridge, Inc.
5 .30% , 4/5/29 , Callable 3/5/29 @ 100 .................................... 1,000 1,021
5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (d) .................. 1,515 1,513
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 160 155
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 5/2/26 @ 100 (a) .................... 1,500 1,489
TransCanada Trust , 5 .88% ( US0003M + 464 bps ) , 8/15/76 , Callable 8/15/26 @ 100 (d) ...... 1,623 1,622
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 5,818 6,103
Var Energi ASA
5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ................................ 1,000 1,005
5 .88% , 5/22/30 , Callable 4/22/30 @ 100 (a) ................................ 1,000 1,031
17,240
Financials (5.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 3 .65% , 7/21/27 , Callable 4/21/27
@ 100 ........................................................... 2,907 2,877
ASB Bank Ltd. , 5 .28% ( H15T5Y + 225 bps ) , 6/17/32 , Callable 6/17/27 @ 100 (a) (d) ........ 1,000 1,005
Asian Development Bank , 4 .95% , 4/12/29 , Callable 4/13/26 @ 100 ................... 1,750 1,751
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 4,452 4,594
Avolon Holdings Funding Ltd.
4 .25% , 4/15/26 (a) .................................................. 1,179 1,179
6 .38% , 5/4/28 , Callable 4/4/28 @ 100 (a) .................................. 1,000 1,030
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 2,037 2,082
Bank of Montreal , 4 .37% ( SOFR + 70 bps ) , 12/21/26 , (Put Date 5/8/26) , MTN (d) (h) ........ 2,600 2,602
Barclays PLC
5 .20% , 5/12/26 .................................................... 3,000 3,002
4 .84% ( SOFR + 134 bps ) , 9/10/28 , Callable 9/10/27 @ 100 (d) .................... 1,000 1,004
5 .09% ( SOFR + 96 bps ) , 2/25/29 , Callable 2/25/28 @ 100 (d) ..................... 1,000 1,008
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico , 5 .25% ,
9/10/29 , Callable 8/10/29 @ 100 (a) ...................................... 2,000 2,011
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 2,200 2,208
5 .50% , 9/10/29 .................................................... 3,802 3,810
Brookfield Asset Management Ltd. , 4 .65% , 11/15/30 , Callable 10/15/30 @ 100 .......... 3,149 3,121
Brookfield Finance, Inc. , 4 .35% , 4/15/30 , Callable 1/15/30 @ 100 .................... 2,000 1,970
Canadian Imperial Bank of Commerce
4 .51% ( SOFR + 93 bps ) , 9/11/27 , Callable 9/11/26 @ 100 (d) ..................... 2,000 2,001
4 .24% ( SOFRINDX + 60 bps ) , 9/8/28 , Callable 9/8/27 @ 100 (d) .................. 3,000 2,993
4 .86% ( SOFR + 103 bps ) , 3/30/29 , Callable 3/31/28 @ 100 (d) .................... 1,500 1,512
7 .26% , 4/10/32 (a) .................................................. 467 488
CI Financial Corp. , 7 .50% , 5/30/29 , Callable 4/30/29 @ 100 (a) ...................... 697 730
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 3,909 4,041
Flutter Treasury DAC
6 .38% , 4/29/29 , Callable 5/2/26 @ 103.19 (a) ............................... 3,300 3,355
5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) ............................... 2,633 2,604
HSBC Holdings PLC , 4 .90% ( SOFR + 103 bps ) , 3/3/29 , Callable 3/3/28 @ 100 (d) ......... 3,000 3,016
Icon Investments Six DAC , 5 .81% , 5/8/27 , Callable 4/8/27 @ 100 .................... 908 912
Lloyds Banking Group PLC , 4 .24% ( H15T1Y + 60 bps ) , 2/10/30 , Callable 2/10/29 @ 100 (d) .. 2,600 2,572
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 5,000 4,982
NatWest Markets PLC , 4 .65% , 3/27/29 (a) ..................................... 2,000 2,002

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Phoenix Group Holdings PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (d) . $ 6,197 $ 6,184
Santander UK Group Holdings PLC , 4 .32% ( SOFRINDX + 107 bps ) , 9/22/29 , Callable 9/22/28
@ 100 (d) ......................................................... 4,283 4,243
SMBC Aviation Capital Finance DAC , 1 .90% , 10/15/26 , Callable 9/15/26 @ 100 (a) ....... 2,000 1,972
Standard Chartered PLC
4 .30% , 2/19/27 (a) .................................................. 1,540 1,535
5 .69% ( H15T1Y + 105 bps ) , 5/14/28 , Callable 5/14/27 @ 100 (a) (d) ................ 4,865 4,922
The Bank of Nova Scotia , 8 .63% ( H15T5Y + 439 bps ) , 10/27/82 , Callable 10/27/27 @ 100 (d) . 3,950 4,101
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (d) . 5,805 5,770
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 8,000 7,969
103,158
Health Care (0.4%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 5,400 5,315
Royalty Pharma PLC , 4 .45% , 3/25/31 , Callable 2/25/31 @ 100 ...................... 3,000 2,962
Smith & Nephew PLC , 5 .15% , 3/20/27 , Callable 2/20/27 @ 100 (f) ................... 500 503
8,780
Industrials (0.8%):
Air Canada Pass Through Trust
3 .60% , 3/15/27 (a) .................................................. 447 441
4 .13% , 12/15/27 (a) .................................................. 975 958
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (d) (g) .............. 2,734 2,721
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 5,678 5,727
6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ................................ 1,000 1,042
LG Energy Solution Ltd.
5 .38% , 7/2/27 (a) ................................................... 2,273 2,291
5 .25% , 4/2/28 (a) ................................................... 2,000 2,016
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 5/2/26 @ 100 (a) ..................... 900 896
Triton Container International Ltd. , 2 .05% , 4/15/26 (a) ............................. 580 579
16,671
Information Technology (0.7%):
CGI, Inc. , 4 .95% , 3/14/30 , Callable 2/14/30 @ 100 ............................... 2,000 2,008
Genpact UK Finco PLC/Genpact USA, Inc. , 4 .95% , 11/18/30 , Callable 10/18/30 @ 100 .... 1,000 981
Kioxia Holdings Corp. , 6 .25% , 7/24/30 , Callable 7/24/27 @ 103.13 (a) ................. 1,500 1,526
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 9,750 10,009
14,524
Materials (0.3%):
Amcor Group Finance PLC , 5 .45% , 5/23/29 , Callable 4/23/29 @ 100 .................. 1,000 1,025
Braskem Netherlands Finance BV , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) .......... 1,500 723
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 2,000 2,020
Nutrien Ltd. , 4 .50% , 3/12/27 ............................................... 2,000 2,003
Rio Tinto Finance USA PLC , 4 .50% , 3/14/28 , Callable 2/14/28 @ 100 (f) ............... 1,000 1,005
6,776
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 7,000 6,971
Utilities (0.4%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (i) ............................. 8,962 8,967
Total Yankee Dollars (Cost $210,735)
a
a
a
210,293
Municipal Bonds (1.0%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 1,000 1,030
Arizona (0.1%):
Arizona IDA Revenue
4 .51% , 10/1/26 .................................................... 500 501
4 .51% , 10/1/27 .................................................... 500 502

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
4 .60% , 10/1/28 .................................................... $ 500 $ 503
4 .71% , 10/1/29 .................................................... 500 504
2,010
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B , 5 .71% , 7/1/30 .............................................. 1,000 1,013
Series B , 5 .76% , 7/1/31 .............................................. 1,000 1,014
California Municipal Finance Authority Revenue , Series B , 4 .51% , 5/15/30 , Continuously
Callable @100 ..................................................... 2,065 2,041
California State Public Works Board Revenue , Series B , 4 .50% , 4/1/26 ................ 1,000 1,000
5,068
Colorado (0.0%):(c)
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ 195 192
Illinois (0.1%):
City of Chicago, GO , Series A , 5 .88% , 1/1/31 ................................... 1,130 1,134
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4 .57% , 12/1/27 .................................................... 250 252
4 .63% , 12/1/28 .................................................... 500 506
1,892
Indiana (0.0%):(c)
City of Carmel Waterworks Revenue (INS - Build America Mutual Assurance Co.)
Series B , 4 .94% , 5/1/27 .............................................. 200 202
Series B , 4 .97% , 5/1/28 .............................................. 225 228
Series B , 5 .02% , 5/1/29 .............................................. 275 280
710
Maryland (0.0%):(c)
Maryland Economic Development Corp. Revenue , 4 .79% , 11/30/29 ................... 750 763
Massachusetts (0.2%):
Massachusetts Development Finance Agency Revenue
Series B , 6 .75% , 10/1/30 ............................................. 1,290 1,310
Series G , 6 .38% , 10/1/28 ............................................. 665 668
Series G , 6 .63% , 10/1/30 ............................................. 1,775 1,813
Massachusetts Educational Financing Authority Revenue , Series A , 5 .52% , 7/1/35 ........ 940 951
4,742
New York (0.0%):(c)
Albany Capital Resource Corp. Revenue , Series B , 4 .78% , 5/1/31 .................... 750 765
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 845 855
South Carolina (0.0%):(c)
Greenville-Spartanburg Airport District Revenue
Series B , 4 .75% , 7/1/26 .............................................. 250 251
Series B , 4 .61% , 7/1/27 .............................................. 350 352
Series B , 4 .59% , 7/1/28 .............................................. 250 251
854
Texas (0.1%):
Culberson County-Allamoore Independent School District, GO (NBGA - Texas Permanent
School Fund) , 7 .00% , 2/15/27 , Continuously Callable @100 .................... 1,100 1,113
Total Municipal Bonds (Cost $19,822)
a
a
a
19,994
U.S. Government Agency Mortgages (0.4%)
CoBank ACB
Series I , 6 .25% ( TSFR3M + 466 bps ) (d) (g) .................................. 4,300 4,305
Federal Home Loan Mortgage Corporation
5 .50% , 10/1/38 .................................................... 522 535
Federal National Mortgage Association
1 .50% , 3/1/37 ..................................................... 1,799 1,626

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
4 .50% , 11/1/40 ..................................................... $ 2,374 $ 2,358
3,984
Total U.S. Government Agency Mortgages (Cost $8,801)
a
a
a
8,824
U.S. Treasury Obligations (10.8%)
U.S. Treasury Notes
4 .63% , 9/15/26 .................................................... 4,000 4,016
4 .38% , 12/15/26 .................................................... 15,000 15,063
0 .50% , 8/31/27 .................................................... 31,000 29,589
4 .13% , 11/15/27 .................................................... 39,000 39,168
4 .00% , 6/30/28 .................................................... 13,000 13,055
3 .75% , 12/31/28 .................................................... 31,000 30,939
1 .63% , 8/15/29 .................................................... 24,000 22,333
4 .13% , 8/31/30 .................................................... 35,000 35,271
4 .00% , 1/31/31 .................................................... 28,000 28,057
Total U.S. Treasury Obligations (Cost $216,654)
a
a
a
217,491
Commercial Paper (4.0%)
Consumer Discretionary (0.4%):
Genuine Parts Co.
4 .15% , 4/6/26 (a) (j) .................................................. 2,400 2,398
4 .22% , 4/16/26 (a) (j) ................................................. 950 948
4 .27% , 4/22/26 (a) (j) ................................................. 5,000 4,987
8,333
Consumer Staples (0.8%):
Keurig Dr. Pepper, Inc.
4 .29% , 4/24/26 (a) (j) ................................................. 11,000 10,969
4 .32% , 4/28/26 (a) (j) ................................................. 4,500 4,485
15,454
Energy (0.8%):
Ovintiv, Inc.
4 .20% , 4/1/26 (a) (j) .................................................. 400 400
4 .20% , 4/2/26 (a) (j) .................................................. 5,000 4,999
4 .23% , 4/10/26 (a) (j) ................................................. 6,300 6,293
4 .26% , 4/13/26 (a) (j) ................................................. 5,000 4,992
16,684
Financials (0.5%):
Stellantis Financial Services US Corp.
4 .15% , 4/2/26 (a) (j) .................................................. 3,400 3,399
4 .31% , 4/23/26 (a) (j) ................................................. 4,300 4,288
4 .45% , 6/23/26 (a) (j) ................................................. 3,000 2,969
10,656
Health Care (0.1%):
HCA, Inc. , 4 .14% , 4/1/26 (a) (j) ............................................. 1,375 1,375
Industrials (0.3%):
Sonoco Products Co. , 4 .15% , 4/1/26 (a) (j) ...................................... 5,000 4,999
Real Estate (0.4%):
Boston Properties LP
4 .07% , 4/15/26 (a) (j) ................................................. 3,000 2,995
4 .08% , 4/17/26 (a) (j) ................................................. 4,800 4,791
7,786
Utilities (0.7%):
Evergy Missouri West, Inc.
3 .97% , 4/7/26 (a) (j) .................................................. 8,000 7,994
3 .98% , 4/8/26 (a) (j) .................................................. 4,500 4,496
The AES Corp.
4 .03% , 4/2/26 (a) (j) .................................................. 1,200 1,200

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
4 .18% , 4/17/26 (a) (j) ................................................. $ 1,350 $ 1,347
15,037
Total Commercial Paper (Cost $80,331)
a
a
a
80,324
Shares
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (k) ........ 1,128,076 1,128
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (k) ............ 1,128,076 1,128
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (k) ............... 1,128,076 1,128
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (k) . 1,128,076 1,128
Total Collateral for Securities Loaned (Cost $4,512)
a
a
a
4,512
Total Investments (Cost $2,018,051) — 100.0% 2,020,993
Other assets in excess of liabilities —  (0.0)%(c) 875
NET ASSETS - 100.00% $ 2,021,868
At March 31, 2026, the Fund's investments in foreign securities were 11.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$972,923 (thousands) and amounted to 48.1% of net assets.
(b) Security is interest only.
(c) Amount represents less than 0.05% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(e) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(f) All or a portion of this security is on loan.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Put Bond.
(i) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(j) Rate represents the effective yield at March 31, 2026.
(k) Rate disclosed is the daily yield on March 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of March 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of March 31, 2026.

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
‘
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (13.0%)
ABS Auto (6.6%):
Alloya Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .71% , 1/25/30 , Callable 7/25/28 @
100 (a) ........................................................... $ 1,634 $ 1,640
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 9/15/27 @ 100 1,263 1,277
American Heritage Auto Receivables Issuer Trust , Series 2025-1A , Class B , 4 .77% , 6/16/31 ,
Callable 4/15/29 @ 100 (a) ............................................ 900 896
American Heritage Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .07% , 6/17/30 ,
Callable 11/15/28 @ 100 (a) ........................................... 2,123 2,134
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class B , 5 .16% , 11/15/32 , Callable 10/15/27 @ 100 (a) ............. 1,300 1,315
Series 2025-A , Class A3 , 4 .46% , 1/17/34 , Callable 10/15/28 @ 100 (a) ............. 920 923
Series 2026-A , Class B , 4 .38% , 11/15/34 , Callable 5/15/29 @ 100 (a) .............. 1,500 1,485
AutoNation Finance Trust .................................................
Series 2025-1A , Class B , 5 .03% , 8/12/30 , Callable 10/10/28 @ 100 (a) ............. 2,955 2,991
Series 2026-1A , Class B , 4 .42% , 6/11/31 , Callable 8/11/29 @ 100 (a) .............. 1,000 997
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800 785
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 167 167
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 1,000 1,034
Series 2026-1A , Class B , 4 .57% , 8/20/30 (a) ................................ 1,660 1,638
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class C , 4 .98% , 2/15/28 , Callable 10/15/26 @ 100 ................ 1,090 1,093
Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 3/15/27 @ 100 ................ 1,000 1,013
Series 2024-2 , Class B , 5 .69% , 11/15/29 , Callable 3/15/28 @ 100 ................ 1,450 1,481
Series 2024-4 , Class B , 4 .82% , 5/15/30 , Callable 8/15/28 @ 100 ................. 2,000 2,015
CarMax Select Receivables Trust , Series 2024-A , Class A3 , 5 .40% , 11/15/28 , Callable 6/15/28
@ 100 ........................................................... 2,000 2,012
Carvana Auto Receivables Trust , Series 2021-P2 , Class B , 1 .27% , 3/10/27 , Callable 1/10/27 @
100 ............................................................. 94 94
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 5/25/28 @ 100 (a) ............. 875 904
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 2/25/28 @ 100 (a) ............ 1,400 1,421
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 2/25/28 @ 100 (a) ............. 643 653
Series 2024-2A , Class B , 5 .55% , 1/25/30 , Callable 2/25/28 @ 100 (a) .............. 2,700 2,764
Series 2024-3A , Class A4 , 5 .08% , 12/25/29 , Callable 3/25/28 @ 100 (a) ............ 2,950 2,991
Series 2024-4A , Class B , 5 .23% , 4/25/30 , Callable 4/25/28 @ 100 (a) .............. 1,450 1,475
Series 2025-2A , Class B , 4 .32% , 3/25/31 , Callable 5/25/29 @ 100 (a) .............. 2,232 2,215
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 1,897 1,900
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 386 389
Series 2024-1A , Class A1 , 5 .52% , 5/15/36 , Callable 8/15/27 @ 100 (a) ............. 683 690
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 4/15/27 @ 100 (a) .............. 230 231
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,000 1,012
Corporate One Auto Receivables Trust ........................................
Series 2026-1A , Class A4 , 4 .27% , 12/16/30 , Callable 6/15/29 @ 100 (a) ............ 2,395 2,375
Series 2026-1A , Class B , 4 .59% , 1/15/31 , Callable 6/15/29 @ 100 (a) .............. 556 551
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 931 934
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 947 957
Series 2024-3A , Class A , 4 .68% , 9/15/34 , Callable 5/15/28 @ 100 (a) .............. 2,000 2,004
Series 2025-2A , Class B , 4 .87% , 1/15/36 , Callable 9/15/29 @ 100 (a) .............. 829 809
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @
100 (a) ........................................................... 2,700 2,747
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,000 2,009
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 10/20/26 @ 100 (a) ............. 167 167
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 1,450 1,489
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 8/20/27 @ 100 (a) .............. 2,000 2,027
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 994 1,017
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 10/15/28 @ 100 (a) ............ 1,258 1,275

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 4/15/29 @ 100 (a) .............. $ 647 $ 655
Series 2026-1A , Class A4 , 4 .32% , 3/15/32 , Callable 7/15/28 @ 100 (a) ............. 3,000 2,965
Series 2026-1A , Class B , 4 .59% , 7/15/32 , Callable 7/15/28 @ 100 (a) .............. 3,350 3,301
First Investors Auto Owner Trust , Series 2025-1A , Class B , 4 .39% , 1/15/31 , Callable 12/15/29
@ 100 (a) ......................................................... 2,000 1,991
Flagship Credit Auto Trust , Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 9/15/26 @ 100 (a) 519 514
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822 834
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,000 1,032
Foursight Capital Automobile Receivables Trust , Series 2024-1 , Class B , 5 .55% , 5/15/29 ,
Callable 9/15/27 @ 100 (a) ............................................ 1,429 1,434
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 8/15/28 @ 100 (a) .............. 415 423
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 8/15/28 @ 100 (a) .............. 250 257
GLS Auto Receivables Issuer Trust , Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable
4/15/26 @ 100 (a) ................................................... 1,000 999
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 10/15/28 @ 100 (a) ............ 2,755 2,818
Series 2024-1A , Class B , 5 .32% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 875 884
Series 2024-4A , Class B , 4 .50% , 11/15/30 , Callable 3/15/29 @ 100 (a) ............. 2,000 2,001
Series 2025-1A , Class A2 , 4 .71% , 4/15/30 , Callable 4/15/29 @ 100 (a) ............. 870 873
GM Financial Consumer Automobile Receivables Trust , Series 2025-1 , Class B , 5 .00% ,
8/16/30 , Callable 3/16/28 @ 100 ........................................ 1,450 1,465
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 3/15/28 @ 100 (a) ............. 4,000 4,039
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 3/15/28 @ 100 (a) .............. 1,200 1,214
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 3/15/27 @
100 (a) ........................................................... 1,250 1,254
Hertz Vehicle Financing III LLC , Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ........... 1,000 1,014
Hertz Vehicle Financing III LP , Series 2021-2A , Class A , 1 .68% , 12/27/27 (a) ............ 1,000 986
Honda Auto Receivables Owner Trust , Series 2024-4 , Class A4 , 4 .35% , 12/16/30 , Callable
11/15/27 @ 100 .................................................... 1,500 1,504
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 11/15/28 @
100 ............................................................. 941 945
LAD Auto Receivables Trust ...............................................
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 8/15/27 @ 100 (a) .............. 1,000 1,004
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 10/15/27 @ 100 (a) ............. 1,000 1,005
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 1/15/28 @ 100 (a) ............. 1,500 1,517
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 12/15/27 @ 100 (a) ............ 500 513
Series 2024-3A , Class B , 4 .74% , 1/15/30 , Callable 5/15/28 @ 100 (a) .............. 2,080 2,088
Series 2025-2A , Class A4 , 4 .36% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............. 1,000 1,000
Series 2026-1A , Class A4 , 4 .05% , 12/15/31 , Callable 3/15/30 @ 100 (a) ............ 1,500 1,483
Series 2026-1A , Class B , 4 .22% , 2/15/33 , Callable 3/15/30 @ 100 (a) .............. 1,500 1,467
M&T Bank Auto Receivables Trust , Series 2025-1A , Class A4 , 4 .89% , 7/15/32 , Callable
1/15/29 @ 100 (a) ................................................... 2,624 2,661
Mercedes-Benz Auto Receivables Trust , Series 2025-1 , Class A4 , 4 .92% , 4/15/31 , Callable
12/15/28 @ 100 .................................................... 1,890 1,916
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 506 507
Series 2023-1A , Class B , 7 .25% , 5/20/36 , Callable 6/20/26 @ 100 (a) .............. 2,000 2,006
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 2,117 2,126
Series 2025-1A , Class B , 4 .91% , 1/20/39 , Callable 6/20/29 @ 100 (a) .............. 1,148 1,142
Nissan Auto Lease Trust , Series 2025-A , Class C , 5 .11% , 6/15/29 , Callable 10/15/27 @ 100 . 2,000 2,013
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 12/15/27 @ 100 (a) ............. 500 513
Series 2025-1A , Class A4 , 4 .79% , 1/15/31 , Callable 2/15/29 @ 100 (a) ............. 1,960 1,970
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 2/15/29 @ 100 (a) .............. 1,214 1,216
Oscar US Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 4/10/26 @
100 (a) ........................................................... 148 147
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 12/10/28 @
100 (a) ........................................................... 1,500 1,503
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 4/15/26 @ 100 (a) .............. 739 739

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-A , Class A4 , 4 .75% , 3/15/30 , Callable 11/15/28 @ 100 (a) ............. $ 1,450 $ 1,457
Series 2025-A , Class A4 , 4 .19% , 5/15/31 , Callable 8/15/29 @ 100 (a) .............. 1,500 1,490
Series 2025-A , Class B , 4 .37% , 7/15/31 , Callable 8/15/29 @ 100 (a) ............... 666 653
Prestige Auto Receivables Trust ............................................
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 86 86
Series 2024-2A , Class A2 , 4 .72% , 2/15/28 (a) ............................... 162 162
Series 2025-1A , Class B , 5 .34% , 11/15/28 (a) ............................... 3,000 3,006
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 7/15/28 @ 100 (a) .............. 1,500 1,509
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 7/15/28 @ 100 (a) ............... 1,500 1,515
Series 2025-SF1 , Class C , 5 .14% , 4/15/31 , Callable 5/15/29 @ 100 (a) ............. 1,531 1,535
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 900 912
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 2,000 2,042
Series 2024-1A , Class B , 5 .33% , 7/15/30 , Callable 4/15/28 @ 100 (a) .............. 1,950 1,969
Series 2025-1A , Class B , 4 .78% , 12/15/31 , Callable 4/15/29 @ 100 (a) ............. 1,000 996
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 5/25/28 @ 100 (a) ............... 1,433 1,443
Series 2025-B , Class B , 4 .93% , 12/29/32 , Callable 10/25/28 @ 100 (a) ............. 1,357 1,366
Series 2026-A , Class B , 4 .28% , 3/25/33 , Callable 12/25/29 @ 100 (a) .............. 1,378 1,375
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 11/20/27 @ 100 (a) ............. 1,500 1,524
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 4/20/28 @ 100 (a) .............. 840 854
Series 2024-3A , Class B , 4 .76% , 11/20/31 , Callable 10/20/28 @ 100 (a) ............ 2,000 2,012
Tesla Auto Lease Trust , Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 7/20/26 @ 100 (a) 2,000 2,007
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class A4 , 4 .37% , 5/21/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 1,500 1,501
Toyota Auto Loan Extended Note Trust , Series 2022-1A , Class A , 3 .82% , 4/25/35 , Callable
4/25/27 @ 100 (a) ................................................... 2,000 1,994
Toyota Auto Receivables Owner Trust ........................................
Series 2023-A , Class A3 , 4 .63% , 9/15/27 , Callable 4/15/27 @ 100 ................ 873 875
Series 2024-D , Class A4 , 4 .43% , 4/15/30 , Callable 7/15/28 @ 100 ................ 2,000 2,011
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
8/25/28 @ 100 (a) ................................................... 742 742
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 11/25/26 @ 100 (a) ....... 419 422
United Auto Credit Securitization Trust , Series 2026-1 , Class B , 4 .63% , 5/10/29 (a) ........ 1,500 1,485
USB Auto Owner Trust ...................................................
Series 2025-1A , Class A4 , 4 .62% , 12/16/30 , Callable 8/15/28 @ 100 (a) ............ 1,470 1,480
Series 2025-1A , Class B , 4 .81% , 1/15/31 , Callable 8/15/28 @ 100 (a) .............. 1,000 1,007
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 10/15/27 @ 100 (a) ........... 1,000 1,007
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 10/15/27 @ 100 (a) ............. 2,033 2,064
Western Funding Auto Loan Trust , Series 2025-1 , Class A , 4 .75% , 7/16/35 (a) ............ 2,155 2,154
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 338 339
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,000 2,043
Series 2024-1A , Class B , 5 .50% , 2/18/39 (a) ................................ 1,357 1,380
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 1,625 1,639
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 1,514 1,537
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 3/15/27 @
100 ............................................................. 1,000 1,009
174,536
ABS Card (1.2%):
American Express Credit Account Master Trust .................................
Series 2023-4 , Class A , 5 .15% , 9/16/30 ................................... 2,900 2,970
Series 2024-2 , Class A , 5 .24% , 4/15/31 ................................... 3,000 3,093
BA Credit Card Trust ....................................................
Series 2023-A2 , Class A2 , 4 .98% , 11/15/28 ................................ 1,800 1,812
Series 2024-A1 , Class A , 4 .93% , 5/15/29 .................................. 3,500 3,538
Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class A2 , 1 .39% , 7/15/30 ....... 4,700 4,421
CARDS II Trust , Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ....................... 920 922
Chase Issuance Trust , Series 2024-A2 , Class A , 4 .63% , 1/15/31 ...................... 4,840 4,907
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 1,900 1,892

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. $ 903 $ 905
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 833 835
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 625 613
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 1,145 1,235
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class A , 1 .53% , 10/26/29 (a) ............................... 2,000 1,971
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 2,000 1,968
Series 2025-1A , Class B , 4 .41% , 9/26/30 (a) ................................ 1,500 1,493
32,575
ABS Other (5.0%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 4/15/26
@ 100 (a) ......................................................... 1,500 1,485
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 7/20/26 @ 100 (a) ............................................ 50 50
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 2,710 2,741
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 1/20/28 @ 100 (a) ............................................ 1,081 1,092
Ansley Park Capital LLC .................................................
Series 2025-A , Class A2 , 4 .43% , 4/20/35 , Callable 11/20/30 @ 100 (a) ............. 2,762 2,766
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 11/20/30 @ 100 (a) .............. 1,000 989
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 826 840
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 833 861
Barings Equipment Finance LLC ............................................
Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 6/13/29 @ 100 (a) .............. 3,000 3,067
Series 2025-B , Class A4 , 4 .29% , 9/13/50 , Callable 12/13/30 @ 100 (a) ............. 2,000 1,981
Blue Owl Asset Leasing Trust LLC , Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 7/15/27
@ 100 (a) ......................................................... 1,216 1,223
Capteris Equipment Finance LLC , Series 2026-1A , Class A2 , 4 .44% , 9/20/33 , Callable 5/20/30
@ 100 (a) ......................................................... 3,000 2,997
CCG Receivables Trust ...................................................
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 10/14/26 @ 100 (a) ............. 70 70
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 6/14/27 @ 100 (a) ............... 1,450 1,482
Series 2025-1 , Class B , 4 .69% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 965 969
CF Hippolyta Issuer LLC .................................................
Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................................ 472 395
Series 2021-1A , Class A1 , 1 .53% , 3/15/61 (a) ............................... 1,387 1,115
CNH Equipment Trust , Series 2024-C , Class A4 , 4 .12% , 3/15/32 , Callable 5/15/29 @ 100 ... 1,500 1,495
Crossroads Asset Trust ...................................................
Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 1/20/28 @ 100 (a) ............... 1,637 1,659
Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 12/20/28 @ 100 (a) .............. 228 229
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 1,349 1,312
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 1,796 1,804
Daimler Trucks Retail Trust , Series 2023-1 , Class A4 , 5 .93% , 12/16/30 , Callable 10/15/26 @
100 ............................................................. 1,680 1,694
Dell Equipment Finance Trust ..............................................
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 5/22/26 @ 100 (a) .............. 367 368
Series 2024-1 , Class B , 5 .53% , 3/22/30 , Callable 11/22/26 @ 100 (a) .............. 2,000 2,019
Series 2025-1 , Class B , 4 .96% , 2/24/31 , Callable 8/22/27 @ 100 (a) ............... 1,550 1,565
Series 2025-2 , Class B , 4 .34% , 3/24/31 , Callable 4/22/28 @ 100 (a) ............... 1,000 997
Dext ABS LLC ........................................................
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,500 1,513
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 2/15/29 @ 100 (a) ............... 2,000 2,019
Series 2025-2 , Class A3 , 4 .23% , 4/15/36 , Callable 7/15/29 @ 100 (a) .............. 2,000 1,995
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
4/20/26 @ 100 (a) ................................................... 1,000 978
Diamond Issuer LLC , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 4/20/26 @ 100 (a) . 1,125 1,090
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 5/20/29 @ 100 (a) ...... 1,583 1,616
DLLAD LLC , Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ...... 919 945

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
DLLMT LLC ..........................................................
Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ............. $ 1,020 $ 1,032
Series 2026-1A , Class A4 , 4 .36% , 9/20/33 , Callable 10/20/29 @ 100 (a) ............ 1,250 1,250
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) (b) ............... 1,154 1,137
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 532 533
Ford Credit Floorplan Master Owner Trust A , Series 2024-4 , Class A , 4 .40% , 9/15/31 (a) .... 1,500 1,501
Granite Park Equipment Leasing LLC , Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable
4/20/27 @ 100 (a) ................................................... 1,634 1,638
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 1,480 1,501
Series 2025-1 , Class A4 , 4 .58% , 1/15/32 , Callable 5/15/29 @ 100 (a) .............. 2,180 2,193
Series 2025-2 , Class B , 4 .50% , 9/15/32 , Callable 1/15/30 @ 100 (a) ............... 1,000 993
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 1/20/27 @ 100 (a) .............. 290 291
Series 2024-1A , Class B , 5 .18% , 5/20/31 , Callable 8/20/27 @ 100 (a) .............. 1,500 1,502
Series 2025-1A , Class B , 4 .51% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 2,000 2,000
John Deere Owner Trust , Series 2024-C , Class A4 , 4 .15% , 8/15/31 , Callable 6/15/28 @ 100 . 1,376 1,373
Kubota Credit Owner Trust ................................................
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 1,268 1,291
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............. 1,958 1,986
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 6/15/27 @ 100 (a) ............. 2,076 2,100
Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 2,360 2,383
MMAF Equipment Finance LLC ............................................
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500 1,500
Series 2023-A , Class A3 , 5 .54% , 12/13/29 (a) ............................... 1,837 1,859
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 750 764
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 10/13/30 @ 100 (a) ............. 865 885
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 4/20/27 @ 100 (a) ....... 156 148
New Economy Assets - Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 4/20/26 @ 100 (a) ............................................ 1,807 1,517
NMEF Funding LLC ....................................................
Series 2024-A , Class C , 6 .33% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 1,519 1,544
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 1,418 1,422
Series 2025-B , Class B , 4 .73% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... 2,994 2,976
Series 2026-A , Class A3 , 4 .20% , 2/15/34 , Callable 1/15/30 @ 100 (a) .............. 2,000 1,987
NP SPE IX LP , Series 2019-1A , Class A2 , 3 .24% , 9/20/49 (a) ........................ 491 439
NP SPE X LP , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 (a) ....................... 428 350
Oaktree ABF Equipment ST LLC ...........................................
Series 2026-1A , Class A2 , 4 .50% , 10/17/33 , Callable 10/15/28 @ 100 (a) ........... 1,500 1,499
Series 2026-1A , Class B , 4 .91% , 10/17/33 , Callable 10/15/28 @ 100 (a) ............ 773 771
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 4/14/26
@ 100 (a) ......................................................... 2,960 2,981
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A , Class A3 , 5 .64% , 11/20/30 , Callable 3/20/28 @ 100 (a) ............ 1,450 1,469
Series 2024-2A , Class A3 , 4 .65% , 10/20/31 , Callable 6/20/27 @ 100 (a) ............ 1,143 1,148
Series 2025-1A , Class A2 , 4 .94% , 10/20/28 , Callable 8/20/28 @ 100 (a) ............ 1,528 1,535
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 773 782
Series 2026-1A , Class A3 , 4 .39% , 7/20/33 , Callable 8/20/29 @ 100 (a) ............. 857 856
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 12/15/26 @ 100 (a) ............ 2,622 2,634
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 873 877
Progress Residential Trust , Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @
100 (a) (b) ......................................................... 1,089 1,080
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000 3,887
QTS Issuer ABS II LLC , Series 2026-4A , Class A2 , 5 .70% , 3/5/56 , Callable 3/5/29 @ 100 (a) 2,000 1,990
Retained Vantage Data Centers Issuer LLC , Series 2025-1A , Class A2A , 5 .09% , 8/15/50 ,
Callable 8/15/28 @ 100 (a) ............................................ 2,000 1,950
SCF Equipment Leasing LLC , Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 3/20/27 @
100 (a) ........................................................... 1,243 1,256
Stack Infrastructure Issuer LLC , Series 2026-1A , Class A2 , 5 .00% , 3/27/56 , Callable 3/25/29
@ 100 (a) ......................................................... 1,625 1,572

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... $ 2,000 $ 1,930
Vantage Data Centers LLC , Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @
100 (a) ........................................................... 2,000 1,971
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 4/15/26 @ 100 (a) ............ 1,000 976
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 4/15/26 @ 100 (a) .............. 500 494
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,330 1,340
Series 2026-1A , Class C2 , 4 .69% , 3/15/56 , Callable 3/15/29 @ 100 (a) ............. 1,161 1,141
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 459 465
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 521 529
Verizon Master Trust , Series 2025-10 , Class A , 4 .28% , 10/20/33 , Callable 10/20/30 @ 100 (a) 2,000 1,987
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 4/15/28 @ 100 (a) ............. 2,470 2,469
Series 2025-1A , Class A4 , 4 .53% , 10/15/31 , Callable 1/15/29 @ 100 (a) ............ 1,000 1,003
Series 2026-1A , Class A4 , 4 .04% , 1/17/33 , Callable 11/15/29 @ 100 (a) ............ 1,960 1,941
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 995 890
Zayo Issuer LLC , Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) .... 2,500 2,524
133,463
Agency ABS Other (0.2%):
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 5 .28% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 11/25/33 @ 100 (c) 3,000 2,940
Series 2018-2A , Class B , 4 .93% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 12/25/37 @
100 (a) (c) ......................................................... 1,000 940
Nelnet Student Loan Trust , Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 4/25/33 @
100 (a) ........................................................... 1,237 1,122
SLM Student Loan Trust ..................................................
Series 2006-10 , Class B , 4 .37% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 7/25/30 @ 100 (c) 99 94
Series 2007-1 , Class B , 4 .37% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 10/25/29 @ 100 (c) 164 152
5,248
Total Asset-Backed Securities (Cost $345,153)
a
a
a
345,822
Collateralized Mortgage Obligations (6.9%)
Agency CMO (0.1%):
Government National Mortgage Association , Series 2025-131 , Class ZM , 4 .50% , 8/20/65 ... 3,080 2,887
Agency CMO Floating (0.2%):
Federal Home Loan Mortgage Corporation , Series 5522 , Class BF , 4 .71% ( SOFR30A + 105 bps ) ,
3/25/55 (c) ........................................................ 2,812 2,826
Federal National Mortgage Association , Series 2024-96 , Class FC , 4 .86% ( SOFR30A + 120 bps ) ,
12/25/54 (c) ....................................................... 2,204 2,215
5,041
Agency CMO Other (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 1,339 1,361
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 2,197 2,188
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 2,309 2,333
Series 5575 , Class A , 5 .00% , 11/25/51 .................................... 3,034 3,038
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,073 1,085
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 1,153 1,157
Series 2026-10 , Class AD , 4 .50% , 1/25/51 ................................. 2,908 2,882
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 2,316 1,787
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 1,634 1,435
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,075 1,094
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 2,482 2,479
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 1,541 1,428
Series 2025-114 , Class JA , 4 .50% , 8/20/51 ................................. 1,323 1,315
Series 2025-131 , Class QC , 4 .00% , 7/20/51 ................................ 1,440 1,410

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-196 , Class GA , 4 .75% , 5/20/65 ................................ $ 2,959 $ 2,956
Series BM-3758 , Class A , 2 .50% , 11/20/51 ................................ 4,000 3,425
31,373
Agency Commercial MBS (1.5%):
Federal Home Loan Mortgage Corporation .....................................
Series K087 , Class A2 , 3 .77% , 12/25/28 .................................. 484 480
Series K091 , Class A2 , 3 .51% , 3/25/29 ................................... 1,250 1,229
Series K095 , Class A2 , 2 .79% , 6/25/29 ................................... 1,000 962
Series K096 , Class A2 , 2 .52% , 7/25/29 ................................... 1,000 953
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 2,000 1,902
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 545 520
Series K135 , Class A2 , 2 .15% , 10/25/31 (d) ................................ 1,000 897
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 4,000 3,574
Series K141 , Class A2 , 2 .25% , 2/25/32 ................................... 4,000 3,581
Series K142 , Class A2 , 2 .40% , 3/25/32 ................................... 3,000 2,702
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 3,000 2,703
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 4,885 4,508
Series K147 , Class A2 , 3 .00% , 6/25/32 (d) ................................. 3,000 2,779
Series K-1510 , Class A3 , 3 .79% , 1/25/34 .................................. 1,000 956
Series K-1512 , Class A3 , 3 .06% , 4/25/34 .................................. 1,000 901
Series K159 , Class A2 , 3 .95% , 11/25/30 (d) ................................ 500 494
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 909 864
Series KIR3 , Class A2 , 3 .28% , 8/25/27 ................................... 1,500 1,484
Federal National Mortgage Association .......................................
Series 2018-M4 , Class A2 , 3 .07% , 3/25/28 (d) ............................... 302 297
Series 2019-M1 , Class A2 , 3 .56% , 9/25/28 (d) ............................... 528 522
Series 2019-M12 , Class A2 , 2 .89% , 6/25/29 (d) .............................. 954 921
Series 2022-M12 , Class A , 3 .02% , 12/25/28 (d) .............................. 2,237 2,178
Series 2022-M13 , Class A2 , 2 .59% , 6/25/32 ................................ 3,894 3,534
Series 2022-M2 , Class A2 , 2 .40% , 11/25/31 ................................ 3,000 2,729
41,670
Commercial MBS (3.9%):
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .42% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 1,955 1,955
Series 2025-OANA , Class B , 5 .52% ( TSFR1M + 184 bps ) , 6/15/40 (a) (b) (c) .......... 2,000 2,000
AOA Trust , Series 2025-1301 , Class A , 5 .06% , 8/11/42 (a) (b) (d) ...................... 1,259 1,258
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class AS , 3 .06% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) ......... 1,300 1,216
Series 2022-MF4 , Class A5 , 3 .28% , 2/15/55 , Callable 2/15/32 @ 100 (a) (d) ......... 2,000 1,861
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class A , 5 .32% ( TSFR1M + 165 bps ) , 8/15/42 (a) (b) (c) .......... 1,000 1,000
Series 2025-ATRM , Class B , 5 .77% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 1,277 1,263
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) (d) ........................... 2,640 2,605
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) (d) ........................... 1,000 972
Benchmark Mortgage Trust ................................................
Series 2020-B17 , Class A5 , 2 .29% , 3/15/53 , Callable 3/15/30 @ 100 .............. 1,224 1,105
Series 2020-B17 , Class ASB , 2 .18% , 3/15/53 , Callable 3/15/30 @ 100 ............. 801 767
Series 2020-B22 , Class A5 , 1 .97% , 1/15/54 , Callable 1/15/31 @ 100 .............. 2,400 2,117
Series 2026-B42 , Class ASB , 4 .94% , 3/15/59 , Callable 3/15/36 @ 100 ............. 1,750 1,757
BX Commercial Mortgage Trust ............................................
Series 2025-COPT , Class A , 5 .42% ( TSFR1M + 175 bps ) , 8/15/42 (a) (b) (c) ........... 2,308 2,296
Series 2025-JDI , Class A , 5 .07% ( TSFR1M + 140 bps ) , 11/15/42 (a) (b) (c) ............ 1,778 1,777
Series 2026-CSMO , Class A , 5 .07% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (c) .......... 1,380 1,379
Series 2026-CSMO , Class B , 5 .37% ( TSFR1M + 170 bps ) , 2/15/43 (a) (b) (c) .......... 1,210 1,209
Series 2026-XL6 , Class A , 4 .87% ( TSFR1M + 120 bps ) , 3/15/43 (a) (b) (c) ............ 3,000 2,988
Series ALOHA , Class A , 5 .05% ( TSFR1M + 135 bps ) , 4/15/43 (a) (b) (c) ............. 1,500 1,500
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (b) .......... 923 871
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (b) ............................ 2,000 1,983
Series 2025-ARIA , Class A , 5 .03% , 12/13/42 (a) (b) (d) ......................... 2,250 2,262
Series 2025-GW , Class A , 5 .27% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 2,000 1,998

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-ROIC , Class A , 4 .82% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... $ 2,280 $ 2,268
Series 2025-VOLT , Class A , 5 .37% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (c) .......... 2,500 2,490
BXP Trust ............................................................
Series 2021-601L , Class A , 2 .62% , 1/15/44 (a) (b) ............................ 3,100 2,702
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (b) (d) .......................... 550 474
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) (d) .......................... 1,500 1,261
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) (d) .......................... 500 410
Citigroup Commercial Mortgage Trust ........................................
Series 2017-P8 , Class AS , 3 .79% , 9/15/50 , Callable 9/15/27 @ 100 (d) ............. 500 472
Series 2020-GC46 , Class AAB , 2 .61% , 2/15/53 , Callable 2/15/30 @ 100 ........... 577 557
COMM Mortgage Trust ..................................................
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (b) .......... 1,500 1,278
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (b) ............................ 1,960 2,044
CRSNT Trust , Series 2026-MOON , Class A , 5 .07% ( TSFR1M + 140 bps ) , 2/15/31 (a) (b) (c) ... 2,000 1,989
CSMC Trust , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (b) ..................... 2,252 2,113
DBJPM Mortgage Trust , Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 . 75 75
DBWF Mortgage Trust , Series 2024-LCRS , Class A , 5 .41% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b)
(c) ............................................................. 1,000 996
GGP , Series 2026-TY , Class A , 4 .67% , 3/5/43 (a) (b) (d) ............................ 1,500 1,483
GS Mortgage Securities Corp. Trust , Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) (b) .... 849 745
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (b) (d) ......... 2,753 2,809
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (b) .......... 3,000 2,978
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) (d) ......................... 535 501
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (b) (d) .......................... 994 1,018
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) (b) ...... 2,000 1,821
INT Commercial Mortgage Trust , Series 2025-PLAZA , Class A , 4 .55% , 11/5/37 (a) (b) (d) ... 2,000 1,995
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (b) (d) .... 2,912 2,936
LBA Trust , Series 2024-7IND , Class A , 5 .12% ( TSFR1M + 144 bps ) , 10/15/41 (a) (b) (c) ...... 1,420 1,419
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (b) (d) ....................................................... 2,407 2,400
LEX Trust , Series 2026-450 , Class A , 5 .02% ( TSFR1M + 135 bps ) , 3/15/43 (a) (b) (c) ........ 3,133 3,120
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .44% , 10/15/42 (a) (b) (d) .. 1,818 1,809
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (b) ........ 2,176 2,097
MILE Trust , Series 2025-STNE , Class A , 5 .17% ( TSFR1M + 150 bps ) , 7/15/42 (a) (b) (c) ..... 2,000 1,995
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class B , 2 .81% , 11/9/43 (a) (b) ........ 1,000 848
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (b) ................ 4,430 4,093
SCG Commercial Mortgage Trust , Series 2025-FLWR , Class A , 4 .92% ( TSFR1M + 125 bps ) ,
8/15/42 (a) (b) (c) .................................................... 2,000 1,994
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/10/40 (a) (b) ...................... 1,000 1,017
SLG Office Trust .......................................................
Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (b) ............................ 800 712
Series 2026-OMA , Class A , 4 .97% , 4/15/41 (a) (b) (d) .......................... 3,500 3,510
SREIT Trust , Series 2021-MFP2 , Class B , 4 .96% ( TSFR1M + 129 bps ) , 11/15/36 (a) (b) (c) .... 1,500 1,498
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .12% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 2,000 1,973
Wells Fargo Commercial Mortgage Trust ......................................
Series 2018-AUS , Class A , 4 .06% , 8/17/36 (a) (b) (d) .......................... 250 245
Series 2025-HI , Class A , 5 .37% ( TSFR1M + 169 bps ) , 10/15/42 (a) (b) (c) ............. 1,500 1,492
103,776
Total Collateralized Mortgage Obligations (Cost $185,634)
a
a
a
184,747
Corporate Bonds (21.5%)
Communication Services (0.6%):
Alphabet, Inc. , 4 .70% , 11/15/35 , Callable 8/15/35 @ 100 .......................... 1,428 1,411
AT&T, Inc.
5 .13% , 4/30/36 , Callable 1/30/36 @ 100 .................................. 2,000 1,973
3 .10% , 2/1/43 , Callable 8/1/42 @ 100 .................................... 2,150 1,548
Comcast Corp. , 3 .55% , 5/1/28 , Callable 2/1/28 @ 100 ............................ 1,115 1,099
Meta Platforms, Inc. , 5 .50% , 11/15/45 , Callable 5/15/45 @ 100 ...................... 2,000 1,894

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Paramount Global
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... $ 716 $ 684
4 .38% , 3/15/43 .................................................... 1,500 904
T-Mobile US, Inc.
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 (e) ................................ 3,500 3,074
5 .70% , 1/15/56 , Callable 7/15/55 @ 100 .................................. 1,000 951
Verizon Communications, Inc.
3 .40% , 3/22/41 , Callable 9/22/40 @ 100 .................................. 1,770 1,361
3 .55% , 3/22/51 , Callable 9/22/50 @ 100 .................................. 795 555
15,454
Consumer Discretionary (1.2%):
Amazon.com, Inc.
4 .88% , 3/13/36 , Callable 12/13/35 @ 100 ................................. 1,910 1,892
5 .65% , 3/13/46 , Callable 9/13/45 @ 100 .................................. 1,000 997
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 2,720 2,376
Daimler Truck Finance North America LLC , 5 .38% , 1/13/32 , Callable 11/13/31 @ 100 (a) ... 1,500 1,521
Genuine Parts Co.
4 .95% , 8/15/29 , Callable 7/15/29 @ 100 .................................. 500 498
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 1,472 1,275
Hasbro, Inc. , 4 .65% , 3/12/31 , Callable 2/12/31 @ 100 ............................. 1,236 1,222
Lowe's Cos., Inc. , 2 .80% , 9/15/41 , Callable 3/15/41 @ 100 ......................... 2,025 1,425
Marriott International, Inc.
5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................................. 2,000 1,993
5 .10% , 5/1/38 , Callable 2/1/38 @ 100 .................................... 1,500 1,426
Mattel, Inc.
3 .75% , 4/1/29 , Callable 4/12/26 @ 100 (a) ................................. 2,720 2,632
5 .00% , 11/17/30 , Callable 10/17/30 @ 100 ................................. 976 971
O'Reilly Automotive, Inc.
4 .20% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000 988
5 .00% , 8/19/34 , Callable 5/19/34 @ 100 .................................. 25 25
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 2,388 1,886
Sodexo, Inc.
2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) ................................ 3,000 2,709
5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) ................................ 1,750 1,788
Stellantis Finance US, Inc.
2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ................................ 1,410 1,192
6 .45% , 3/18/35 , Callable 12/18/34 @ 100 (a) ............................... 1,035 1,020
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 1,595 1,600
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 2,720 1,523
Tractor Supply Co. , 5 .25% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 774 785
Volkswagen Group of America Finance LLC , 4 .85% , 9/11/30 , Callable 8/11/30 @ 100 (a) ... 1,174 1,165
32,909
Consumer Staples (1.2%):
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 1,017 929
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 945 1,084
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 975 886
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,270 1,262
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 2,500 2,277
Cargill, Inc.
2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) ................................ 795 700
5 .13% , 10/11/32 , Callable 7/11/32 @ 100 (a) ................................ 1,745 1,789
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 865 767
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 1,670 1,713
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 720 635
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC , 5 .60% , 1/15/31 ,
Callable 12/15/30 @ 100 (a) ........................................... 988 955
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 ........................ 970 981
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 750 734
2 .25% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,075 949
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 1,200 933

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Maple Parent Holdings Corp. , 5 .70% , 3/26/36 , Callable 12/26/35 @ 100 (a) ............. $ 4,000 $ 3,970
Mars, Inc.
3 .88% , 4/1/39 , Callable 10/1/38 @ 100 (a) ................................. 1,150 997
5 .65% , 5/1/45 , Callable 11/1/44 @ 100 (a) ................................. 1,000 987
Sysco Corp.
2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ................................. 1,500 1,310
5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 2,090 2,076
4 .95% , 3/25/36 , Callable 12/25/35 @ 100 ................................. 1,048 1,000
The Campbell's Company
5 .20% , 3/21/29 , Callable 2/21/29 @ 100 .................................. 720 727
4 .75% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 730 672
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... 910 964
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 2,700 2,667
31,964
Energy (1.7%):
APA Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 .............................. 1,500 1,068
Boardwalk Pipelines LP
4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 220 220
4 .80% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 220 221
3 .60% , 9/1/32 , Callable 6/1/32 @ 100 .................................... 760 700
5 .38% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 1,945 1,914
Buckeye Partners LP , 4 .13% , 12/1/27 , Callable 9/1/27 @ 100 ....................... 635 622
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,191 1,035
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 875 820
Columbia Pipelines Operating Co. LLC , 5 .44% , 2/15/35 , Callable 11/15/34 @ 100 (a) ...... 1,155 1,170
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 1,000 1,004
Diamondback Energy, Inc. , 5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................. 900 852
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 500 513
Eastern Energy Gas Holdings LLC
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 1,000 941
6 .20% , 1/15/55 , Callable 7/15/54 @ 100 .................................. 1,000 1,015
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (f) ...................... 1,000 998
5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 2,037 2,024
5 .35% , 5/15/45 , Callable 11/15/44 @ 100 .................................. 1,143 1,021
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 770 769
EOG Resources, Inc. , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ..................... 1,923 1,951
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 1,626 1,664
Helmerich & Payne, Inc.
2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................................. 1,000 893
5 .50% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 2,000 1,972
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 2,350 2,425
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .25% , 11/1/28 , Callable 5/2/26 @ 101.04 (a) .... 1,000 1,001
MPLX LP , 5 .40% , 4/1/35 , Callable 1/1/35 @ 100 ................................ 720 718
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 4/17/26 @ 101.58 ................................ 1,000 984
3 .75% , 2/15/31 , Callable 4/17/26 @ 101.88 (a) .............................. 1,280 1,188
Occidental Petroleum Corp.
6 .45% , 9/15/36 .................................................... 1,645 1,756
4 .40% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 995 734
ONEOK, Inc.
5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ................................... 1,955 1,905
6 .25% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 1,000 980
Phillips 66 Co.
4 .95% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 730 720
4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ................................... 1,110 960
Plains All American Pipeline LP , 5 .95% , 6/15/35 , Callable 3/15/35 @ 100 .............. 580 598
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 1,611 1,559
4 .70% , 6/15/44 , Callable 12/15/43 @ 100 ................................. 300 255
Repsol E&P Capital Markets US LLC , 5 .98% , 9/16/35 , Callable 6/16/35 @ 100 (a) ........ 1,600 1,625
Rockies Express Pipeline LLC , 4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ............. 1,200 1,173
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 1,600 1,614

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Western Midstream Operating LP , 4 .05% , 2/1/30 , Callable 11/1/29 @ 100 .............. $ 760 $ 739
44,321
Financials (6.3%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (a) .................. 1,195 1,148
American Express Co.
3 .55% ( H15T5Y + 285 bps ) , Callable 9/15/26 @ 100 (c) (f) ....................... 1,000 988
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) .................... 1,200 1,195
4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (c) .................. 3,000 2,900
American Honda Finance Corp. , 5 .10% , 1/8/36 .................................. 1,935 1,867
American International Group, Inc. , 5 .45% , 5/7/35 , Callable 2/7/35 @ 100 .............. 2,415 2,464
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 1,448 1,465
American National Group, Inc. , 6 .00% , 7/15/35 , Callable 4/15/35 @ 100 ............... 2,883 2,807
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 585 511
Aon North America, Inc. , 5 .45% , 3/1/34 , Callable 12/1/33 @ 100 .................... 745 761
Apollo Global Management, Inc. , 5 .15% , 8/12/35 , Callable 5/12/35 @ 100 .............. 2,000 1,939
Ares Capital Corp. , 5 .25% , 4/12/31 , Callable 3/12/31 @ 100 ........................ 2,000 1,933
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 1,220 1,065
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (f) ....................... 1,000 984
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (c) .................. 4,100 3,650
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 1,413 1,221
Blackstone Private Credit Fund , 5 .35% , 3/12/31 , Callable 2/12/31 @ 100 ............... 2,000 1,901
Block Financial LLC , 3 .88% , 8/15/30 , Callable 5/15/30 @ 100 ...................... 2,000 1,885
Blue Owl Credit Income Corp. , 3 .13% , 9/23/26 , Callable 8/23/26 @ 100 ............... 355 351
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 ..................... 1,000 863
Brown & Brown, Inc.
4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ................................. 520 491
5 .25% , 6/23/32 , Callable 4/23/32 @ 100 .................................. 1,940 1,938
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 92 92
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 500 511
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... 720 663
5 .25% ( SOFR + 126 bps ) , 3/5/31 , Callable 3/5/30 @ 100 (c) ...................... 2,500 2,529
5 .30% ( H15T5Y + 145 bps ) , 1/29/36 , Callable 1/29/31 @ 100 (c) .................. 454 450
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 1,230 1,319
CNO Global Funding
4 .95% , 9/9/29 (a) ................................................... 1,628 1,638
4 .70% , 12/11/30 (a) .................................................. 1,965 1,940
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 500 422
Corebridge Global Funding , 4 .55% , 1/9/31 (a) ................................... 1,950 1,925
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 2,960 2,926
Fidelity National Information Services, Inc. , 4 .80% , 3/10/31 , Callable 2/10/31 @ 100 ...... 1,290 1,279
Fifth Third Bancorp
3 .95% , 3/14/28 , Callable 2/14/28 @ 100 .................................. 460 457
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) .................... 2,000 1,926
5 .14% ( SOFR + 124 bps ) , 1/29/37 , Callable 1/29/36 @ 100 (c) .................... 1,910 1,862
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 1,245 1,072
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,450 2,489
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,600 1,617
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,456 1,470
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 1,000 755
Ford Motor Credit Co. LLC
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 750 701
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 25 25
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 1,260 1,247
5 .87% , 10/31/35 , Callable 7/31/35 @ 100 ................................. 1,000 961
GA Global Funding Trust , 2 .90% , 1/6/32 (a) .................................... 2,000 1,729
Gabx Leasing LLC , 5 .30% , 4/15/36 , Callable 1/15/36 @ 100 (a) ...................... 2,465 2,419

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. $ 1,500 $ 1,315
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,000 991
5 .40% , 3/15/33 , Callable 1/15/33 @ 100 .................................. 2,000 1,954
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 1,500 1,442
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 637 657
Guardian Life Global Funding , 1 .40% , 7/6/27 (a) (e) ............................... 560 541
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 4,015 3,779
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 460 460
6 .21% ( SOFR + 202 bps ) , 8/21/29 , Callable 8/21/28 @ 100 (c) .................... 970 1,006
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 1,000 858
Hyundai Capital America, Inc. , 5 .00% , 4/7/31 , Callable 3/7/31 @ 100 (a) ............... 2,450 2,451
ILFC E-Capital Trust I , 6 .38% , 12/21/65 , Callable 5/2/26 @ 100 (a) ................... 500 424
JPMorgan Chase & Co.
2 .52% ( SOFR + 204 bps ) , 4/22/31 , Callable 4/22/30 @ 100 (c) .................... 3,060 2,827
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 2,085 1,837
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (c) .................... 2,141 2,164
2 .05% , 9/15/35 , Callable 6/15/26 @ 100 , MTN ............................. 1,000 725
5 .19% ( SOFR + 130 bps ) , 2/5/37 , Callable 2/5/36 @ 100 (c) ...................... 1,000 982
Keybank National Association , 3 .90% , 4/13/29 .................................. 1,505 1,469
KeyCorp
2 .25% , 4/6/27 , MTN ................................................ 320 313
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ............ 500 489
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (c) ................. 1,200 1,273
Lincoln National Corp. , 5 .35% , 11/15/35 , Callable 8/15/35 @ 100 (e) .................. 2,500 2,435
Loews Corp.
3 .20% , 5/15/30 , Callable 2/15/30 @ 100 .................................. 770 732
4 .94% , 4/1/36 , Callable 1/1/36 @ 100 .................................... 1,500 1,466
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 1,585 1,578
LSEG US Fin Corp. , 5 .25% , 3/23/36 , Callable 12/23/35 @ 100 (a) .................... 3,000 2,971
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 1,850 1,825
Marsh & McLennan Cos., Inc. , 4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ............... 1,953 1,934
MassMutual Global Funding II
1 .20% , 7/16/26 (a) .................................................. 760 754
4 .35% , 9/17/31 (a) .................................................. 2,030 1,988
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) (e) .......................... 2,501 2,202
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (c) ............. 2,000 1,766
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 1,310 1,313
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 2,075 1,785
5 .07% ( SOFR + 118 bps ) , 1/30/37 , Callable 1/30/36 @ 100 (c) .................... 1,000 979
New York Life Global Funding
4 .70% , 1/29/29 (a) .................................................. 960 969
1 .85% , 8/1/31 (a) ................................................... 1,310 1,138
5 .00% , 1/9/34 (a) ................................................... 710 714
NLG Global Funding , 5 .40% , 1/23/30 (a) ...................................... 2,120 2,170
Northwestern Mutual Global Funding
4 .71% , 1/10/29 (a) .................................................. 510 514
4 .96% , 1/13/30 (a) .................................................. 1,680 1,700
Pacific Life Global Funding II , 1 .38% , 4/14/26 (a) (e) .............................. 1,960 1,958
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) ............... 795 820
Pricoa Global Funding I , 4 .65% , 8/27/31 (a) .................................... 1,860 1,850
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 1,470 1,315
Principal Life Global Funding II , 1 .25% , 8/16/26 (a) .............................. 1,960 1,938
Protective Life Corp. , 5 .35% , 12/15/35 , Callable 9/15/35 @ 100 (a) ................... 2,000 1,963
Protective Life Global Funding
1 .90% , 7/6/28 (a) ................................................... 1,555 1,469
5 .43% , 1/14/32 (a) .................................................. 1,380 1,417
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 895 667
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (c) .................... 1,000 1,002
Regions Financial Corp. , 5 .50% ( SOFR + 206 bps ) , 9/6/35 , Callable 9/6/34 @ 100 (c) ....... 2,010 2,013

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... $ 1,860 $ 1,913
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 480 479
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (c) ...................... 1,855 1,875
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 749 663
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 2,809 2,806
The Bank of New York Mellon Corp.
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (c) (f) ...................... 1,000 980
5 .06% ( SOFR + 123 bps ) , 7/22/32 , Callable 7/22/31 @ 100 (c) .................... 900 917
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (c) .................... 960 973
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (c) .................... 500 510
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .... 685 720
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 560 579
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,535 1,432
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (c) ................. 376 365
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (c) .................... 1,100 1,152
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 832 856
Toyota Motor Credit Corp. , 5 .35% , 1/9/35 ..................................... 2,000 2,045
TPG Operating Group II LP , 4 .88% , 5/15/31 , Callable 4/15/31 @ 100 ................. 1,872 1,836
Truist Bank , 4 .63% ( H15T5Y + 115 bps ) , 9/17/29 (c) ............................... 1,150 1,142
Truist Financial Corp. , 5 .87% ( SOFR + 236 bps ) , 6/8/34 , Callable 6/8/33 @ 100 , MTN (c) .... 1,050 1,093
U.S. Bancorp
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 910 936
2 .49% ( H15T5Y + 95 bps ) , 11/3/36 , Callable 11/3/31 @ 100 (c) ................... 1,850 1,597
168,922
Health Care (1.6%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (a) ........................ 659 644
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 420 341
Adventist Health System , 4 .74% , 12/1/30 , Callable 9/1/30 @ 100 .................... 1,000 992
Amgen, Inc.
5 .25% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,050 1,077
4 .85% , 2/19/36 , Callable 11/19/35 @ 100 .................................. 3,271 3,212
5 .65% , 2/19/56 , Callable 8/19/55 @ 100 .................................. 500 484
Baxter International, Inc.
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 1,470 1,238
5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................................. 1,096 1,071
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 500 492
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 600 644
5 .50% , 2/22/44 , Callable 8/22/43 @ 100 .................................. 1,970 1,936
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 1,450 1,216
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 4,500 4,141
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (c) .................. 1,000 974
Duke University Health System, Inc. , 2 .60% , 6/1/30 .............................. 2,000 1,834
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 100 100
Elevance Health, Inc.
2 .88% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 283 268
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 720 649
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 1,150 1,174
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 1,245 1,044
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 1,150 1,014
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .45% , 6/15/34 , Callable 3/15/34 @
100 (a) ........................................................... 1,020 1,020
Humana, Inc.
5 .38% , 4/15/31 , Callable 2/15/31 @ 100 .................................. 852 861
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 1,316 1,301
Laboratory Corp. of America Holdings , 4 .55% , 4/1/32 , Callable 2/1/32 @ 100 ........... 2,865 2,827
Orlando Health Obligated Group
3 .78% , 10/1/28 , Callable 7/1/28 @ 100 ................................... 500 489
2 .89% , 10/1/35 .................................................... 1,000 875

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Revvity, Inc. , 2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ........................... $ 1,220 $ 1,098
Solventum Corp. , 5 .90% , 4/30/54 , Callable 10/30/53 @ 100 ........................ 668 653
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 1,000 729
The Cigna Group , 5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 2,900 2,904
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 1,420 1,236
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 930 889
VSP Optical Group, Inc. , 5 .45% , 12/1/35 , Callable 9/1/35 @ 100 (a) ................... 1,207 1,183
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 1,860 1,858
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 1,851 1,836
44,304
Industrials (2.0%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 956 847
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 960 850
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 242 240
3 .58% , 1/15/28 .................................................... 2,193 2,152
3 .85% , 2/15/28 .................................................... 213 207
3 .60% , 10/15/29 (e) .................................................. 297 283
5 .65% , 11/11/34 .................................................... 286 285
4 .90% , 5/11/38 ..................................................... 2,360 2,274
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 4/12/26 @ 101.42 (a) .............................. 1,548 1,517
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 717 629
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 1,550 1,600
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 372 360
3 .80% , 9/20/31 (a) .................................................. 498 484
Cummins, Inc. , 4 .90% , 2/20/29 , Callable 1/20/29 @ 100 ........................... 1,500 1,525
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 1,146 1,144
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 760 579
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 700 689
GXO Logistics, Inc.
2 .65% , 7/15/31 , Callable 4/15/31 @ 100 .................................. 2,000 1,781
6 .50% , 5/6/34 , Callable 2/6/34 @ 100 .................................... 1,367 1,434
Honeywell Aerospace, Inc. , 4 .60% , 3/16/33 , Callable 1/16/33 @ 100 (a) ................ 2,450 2,421
Hubbell, Inc.
2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,220 1,105
4 .80% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 643 626
Huntington Ingalls Industries, Inc. , 2 .04% , 8/16/28 , Callable 6/16/28 @ 100 ............. 1,220 1,156
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 176 162
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 778 781
Otis Worldwide Corp.
5 .13% , 9/4/35 , Callable 6/4/35 @ 100 .................................... 2,279 2,272
3 .11% , 2/15/40 , Callable 8/15/39 @ 100 .................................. 455 346
Penske Truck Leasing Co. LP/PTL Finance Corp.
1 .70% , 6/15/26 , Callable 5/15/26 @ 100 (a) ................................ 770 765
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) ................................ 470 495
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 1,000 1,056
Ryder System, Inc. , 5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ................... 1,100 1,126
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 2,000 1,877
Spirit Airlines Pass Through Trust , 3 .38% , 2/15/30 ............................... 786 730
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 2,875 2,733
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 1,700 1,641
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 3,150 2,974
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 ....................... 2,000 2,094
United Airlines Pass Through Trust
3 .70% , 3/1/30 ..................................................... 325 311
5 .45% , 2/15/37 .................................................... 2,302 2,344
United Airlines, Inc. , 4 .63% , 4/15/29 , Callable 10/15/28 @ 100 (a) .................... 1,265 1,240

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Verisk Analytics, Inc.
5 .25% , 6/5/34 , Callable 3/5/34 @ 100 .................................... $ 1,450 $ 1,443
5 .13% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 950 929
Waste Management, Inc. , 5 .35% , 10/15/54 , Callable 4/15/54 @ 100 ................... 1,616 1,538
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 1,335 1,352
52,397
Information Technology (1.4%):
Amphenol Corp. , 2 .20% , 9/15/31 , Callable 6/15/31 @ 100 ......................... 1,220 1,082
Broadcom, Inc.
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 .................................. 2,000 1,829
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 .................................. 500 451
Dell International LLC/EMC Corp.
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 (e) ................................. 345 334
5 .10% , 2/15/36 , Callable 11/15/35 @ 100 (e) ................................ 1,304 1,275
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 ................................. 1,250 932
Hewlett Packard Enterprise Co.
5 .25% , 4/1/33 , Callable 2/1/33 @ 100 .................................... 1,935 1,923
5 .00% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 960 929
HP, Inc. , 2 .65% , 6/17/31 , Callable 3/17/31 @ 100 ................................ 1,510 1,343
International Business Machines Corp. , 4 .95% , 2/3/36 , Callable 11/3/35 @ 100 .......... 2,500 2,436
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 1,474 1,358
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 960 950
Leidos, Inc.
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 2,400 2,489
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 890 904
5 .00% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 2,500 2,417
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 1,050 1,010
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 615 368
Motorola Solutions, Inc.
2 .75% , 5/24/31 , Callable 2/24/31 @ 100 .................................. 720 654
5 .60% , 6/1/32 , Callable 3/1/32 @ 100 .................................... 520 539
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000 912
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,100 1,739
5 .38% , 7/15/40 .................................................... 2,202 1,930
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 1,000 603
Salesforce, Inc.
5 .20% , 3/15/33 , Callable 1/15/33 @ 100 .................................. 1,200 1,198
5 .55% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 6,500 6,480
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 1,500 1,462
37,547
Materials (1.5%):
Amcor Flexibles North America, Inc.
5 .50% , 3/17/35 , Callable 12/17/34 @ 100 ................................. 1,000 1,012
5 .13% , 3/12/36 , Callable 12/12/35 @ 100 ................................. 2,381 2,314
AptarGroup, Inc.
4 .75% , 3/30/31 , Callable 2/28/31 @ 100 .................................. 2,000 1,985
3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 672 624
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 1,445 1,256
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,500 1,500
CF Industries, Inc. , 5 .30% , 11/26/35 , Callable 8/26/35 @ 100 ....................... 2,000 1,993
Eagle Materials, Inc. , 5 .00% , 3/15/36 , Callable 12/15/35 @ 100 ...................... 2,000 1,913
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 1,677 1,679
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 5/2/26 @ 100.73 ................... 1,000 994
Glencore Funding LLC
1 .63% , 4/27/26 (a) .................................................. 700 699
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 500 454
2 .85% , 4/27/31 , Callable 1/27/31 @ 100 (a) ................................ 1,050 956
5 .51% , 4/1/36 , Callable 1/1/36 @ 100 (a) .................................. 1,950 1,952
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 3,760 2,724

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Martin Marietta Materials, Inc.
2 .40% , 7/15/31 , Callable 4/15/31 @ 100 .................................. $ 500 $ 445
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 800 754
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 1,000 901
Olin Corp. , 6 .63% , 4/1/33 , Callable 4/1/28 @ 103.31 (a) ........................... 2,100 2,053
Packaging Corp. of America
5 .20% , 8/15/35 , Callable 5/15/35 @ 100 .................................. 1,009 1,001
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 2,268 1,426
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (e) ...................... 2,000 1,958
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 1,000 1,018
The Dow Chemical Co.
5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (e) ............................... 2,915 2,886
5 .25% , 11/15/41 , Callable 5/15/41 @ 100 .................................. 1,493 1,314
Westlake Corp. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 (e) ........................ 2,435 2,425
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 1,150 1,010
39,246
Real Estate (1.1%):
Alexandria Real Estate Equities, Inc.
2 .00% , 5/18/32 , Callable 2/18/32 @ 100 .................................. 3,200 2,679
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 2,062 2,054
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 1,050 1,030
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 1,770 1,609
5 .35% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 845 866
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 1,320 1,134
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 1,220 1,091
4 .90% , 1/15/33 , Callable 11/15/32 @ 100 .................................. 2,000 1,975
5 .50% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 1,604 1,618
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 1,000 905
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 1,245 1,104
GLP Capital LP/GLP Financing II, Inc.
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 933 833
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 1,020 1,002
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 370 351
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 837 787
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 1,010 998
Phillips Edison Grocery Center Operating Partnership I LP , 4 .95% , 1/15/35 , Callable 10/15/34
@ 100 ........................................................... 1,505 1,456
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158 1,178
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 2,920 2,933
Simon Property Group LP
4 .75% , 9/26/34 , Callable 6/26/34 @ 100 .................................. 70 69
5 .85% , 3/8/53 , Callable 9/8/52 @ 100 .................................... 270 269
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 1,321 1,357
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 1,500 1,492
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 5/2/26 @ 101.38 (a) ..... 1,000 958
29,748
Utilities (2.9%):
AEP Texas, Inc.
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. 1,545 1,594
3 .45% , 1/15/50 , Callable 7/15/49 @ 100 .................................. 670 448
5 .85% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 1,000 965
Ameren Corp.
3 .50% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 770 731
5 .00% , 5/15/36 , Callable 2/15/36 @ 100 .................................. 2,500 2,433
Arizona Public Service Co. , 5 .10% , 3/15/36 , Callable 12/15/35 @ 100 ................. 2,420 2,378
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 1,870 1,940

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Centerpoint Energy Restoration Bond Co. III LLC
4 .48% , 6/15/35 .................................................... $ 3,875 $ 3,813
4 .86% , 12/15/39 .................................................... 3,000 2,924
Cleco Power LLC , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 (a) ...................... 2,500 2,481
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 1,100 1,064
Constellation Energy Generation LLC , 4 .40% , 1/15/31 , Callable 12/15/30 @ 100 ......... 1,430 1,413
DTE Electric Co.
2 .25% , 3/1/30 , Callable 12/1/29 @ 100 ................................... 374 346
3 .65% , 3/1/52 , Callable 9/1/51 @ 100 .................................... 310 225
DTE Energy Co.
5 .85% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 482 505
5 .05% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 1,000 986
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 1,200 1,092
Duke Energy Carolinas SC Storm Funding LLC , 4 .90% , 3/1/46 ...................... 812 804
Duke Energy Corp.
5 .45% , 6/15/34 , Callable 3/15/34 @ 100 .................................. 920 942
4 .95% , 9/15/35 , Callable 6/15/35 @ 100 .................................. 915 893
Duke Energy Indiana LLC , 4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ................. 486 479
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (a) ................................. 1,570 1,429
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) ................................. 720 635
Entergy Corp. , 1 .90% , 6/15/28 , Callable 4/15/28 @ 100 ........................... 1,720 1,632
Entergy Louisiana LLC
4 .00% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 960 912
5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 1,888 1,905
5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 500 486
5 .80% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 1,600 1,571
Evergy Kansas Central, Inc. , 5 .25% , 3/15/35 , Callable 12/15/34 @ 100 ................ 2,360 2,379
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 2,336 2,388
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (a) .................. 2,235 2,284
Indiana Michigan Power Co. , 5 .60% , 3/15/56 , Callable 9/15/55 @ 100 ................. 1,915 1,847
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 785 757
MidAmerican Energy Co. , 2 .70% , 8/1/52 , Callable 2/1/52 @ 100 ..................... 25 15
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 1,000 995
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 1,780 1,570
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (a) ............. 1,020 1,022
Northern States Power Co.
4 .85% , 5/15/36 , Callable 11/15/35 @ 100 .................................. 967 955
5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................................. 1,415 1,394
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 950 756
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 1,449 1,185
Oncor Electric Delivery Co. LLC
5 .35% , 4/1/35 , Callable 1/1/35 @ 100 .................................... 1,460 1,492
2 .70% , 11/15/51 , Callable 5/15/51 @ 100 .................................. 1,575 919
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 1,175 1,205
Pinnacle West Capital Corp. , 5 .15% , 5/15/30 , Callable 4/15/30 @ 100 ................. 890 905
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 1,615 1,536
Public Service Co. of Colorado
1 .88% , 6/15/31 , Callable 12/15/30 @ 100 ................................. 2,100 1,833
5 .05% , 6/15/36 , Callable 12/15/35 @ 100 ................................. 960 947
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 1,435 1,445
Public Service Electric and Gas Co. , 1 .90% , 8/15/31 , Callable 5/15/31 @ 100 , MTN ....... 2,075 1,819
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 309 294
Southern Co. Gas Capital Corp. , 1 .75% , 1/15/31 , Callable 10/15/30 @ 100 .............. 145 127
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 470 301
The AES Corp. , 5 .80% , 3/15/32 , Callable 1/15/32 @ 100 .......................... 2,000 2,012
The Southern Co. , 5 .70% , 3/15/34 , Callable 9/15/33 @ 100 ......................... 2,880 2,987
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,500 1,525
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............. 2,000 2,070
Wisconsin Electric Power Co. , 4 .60% , 10/1/34 , Callable 7/1/34 @ 100 ................. 385 379
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 460 282

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ $ 500 $ 440
77,091
Total Corporate Bonds (Cost $589,898)
a
a
a
573,903
Yankee Dollars (4.4%)
Communication Services (0.1%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 2,050 1,914
Consumer Discretionary (0.2%):
Brightstar Lottery PLC , 5 .25% , 1/15/29 , Callable 5/2/26 @ 100 (a) .................... 1,000 992
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 2,484 2,428
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 1,000 849
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 1,200 1,187
5,456
Consumer Staples (0.4%):
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 675 669
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) (e) .................... 2,020 2,046
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 3,000 2,565
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 670 654
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings , 6 .75% , 3/15/34 ,
Callable 12/15/33 @ 100 ............................................. 2,518 2,765
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 3,000 2,607
11,306
Energy (0.4%):
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (f) ........ 750 740
Canadian Natural Resources Ltd.
5 .40% , 12/15/34 , Callable 9/15/34 @ 100 ................................. 1,930 1,952
4 .95% , 6/1/47 , Callable 12/1/46 @ 100 ................................... 25 22
Enbridge, Inc.
5 .63% , 4/5/34 , Callable 1/5/34 @ 100 .................................... 1,635 1,687
5 .20% , 11/20/35 , Callable 8/20/35 @ 100 .................................. 1,000 995
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 2,800 2,863
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 2,010 1,460
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 1,150 1,308
11,027
Financials (1.7%):
ABN AMRO Bank NV , 4 .80% , 4/18/26 (a) ..................................... 260 260
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 4 .95% , 9/10/34 , Callable 6/10/34
@ 100 ........................................................... 1,455 1,417
Ascot Group Ltd.
4 .25% , 12/15/30 , Callable 5/2/26 @ 100 (a) ................................ 1,930 1,801
6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (c) ................ 875 896
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 806 824
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 750 809
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 1,575 1,399
Barclays PLC
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (c) ................ 715 638
7 .44% ( H15T1Y + 350 bps ) , 11/2/33 , Callable 11/2/32 @ 100 (c) .................. 1,000 1,117
5 .34% ( SOFR + 191 bps ) , 9/10/35 , Callable 9/10/34 @ 100 (c) .................... 1,050 1,039
BPCE SA , 6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (c) .............. 1,185 1,226
Brookfield Asset Management Ltd. , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 ........... 4,000 3,900
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 760 690
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 830 887
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (c) ....... 400 415
Deutsche Bank AG
3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (c) ..................... 2,000 1,820
5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (c) .................... 1,060 1,052
Federation des Caisses Desjardins du Quebec , 4 .55% , 8/23/27 (a) ..................... 1,920 1,927

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
HSBC Holdings PLC
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) .................... $ 1,010 $ 956
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (c) .................... 1,050 1,200
ING Groep NV , 5 .42% ( SOFRINDX + 161 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (c) ........ 3,000 2,990
Mitsubishi UFJ Financial Group, Inc.
5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @ 100 (c) .................. 1,460 1,470
5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @ 100 (c) .................. 895 916
Mizuho Financial Group, Inc. , 2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (c) . 320 280
Nationwide Building Society
4 .30% ( US0003M + 145 bps ) , 3/8/29 , Callable 3/8/28 @ 100 (a) (c) ................. 905 899
3 .96% ( US0003M + 186 bps ) , 7/18/30 , Callable 7/18/29 @ 100 (a) (c) ............... 385 376
NatWest Group PLC , 4 .45% ( US0003M + 187 bps ) , 5/8/30 , Callable 5/8/29 @ 100 (c) ....... 981 975
RenaissanceRe Holdings Ltd. , 5 .80% , 4/1/35 , Callable 1/1/35 @ 100 .................. 1,774 1,810
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (c) ........................................................... 2,365 2,145
Societe Generale SA , 5 .40% ( SOFR + 160 bps ) , 4/10/37 , Callable 4/10/36 @ 100 (a) (c) ...... 3,000 2,903
Sumitomo Mitsui Trust Bank Ltd.
5 .05% , 3/13/35 (a) .................................................. 1,370 1,361
4 .80% , 3/5/36 (a) ................................................... 1,500 1,444
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (c) 1,200 1,203
UBS Group AG
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 470 468
5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (c) .................. 814 786
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 1,000 997
45,296
Health Care (0.4%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 758 746
Royalty Pharma PLC
5 .40% , 9/2/34 , Callable 6/2/34 @ 100 .................................... 1,650 1,664
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 2,700 2,046
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 870 587
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 1,000 890
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 2,000 2,029
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 1,970 1,788
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 1,850 1,774
11,524
Industrials (0.5%):
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 820 850
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 1,000 943
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 480 471
LG Energy Solution Ltd.
5 .25% , 4/2/31 (a) ................................................... 3,000 2,990
5 .50% , 7/2/34 (a) (e) ................................................. 2,060 2,040
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 1,500 1,541
Pentair Finance SARL , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ..................... 1,100 1,151
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) (e) ......................................................... 1,000 1,023
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 1,400 1,437
12,446
Information Technology (0.2%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 2,000 2,050
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 1,500 1,324
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 3,036 3,117
6,491
Materials (0.3%):
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 2,700 2,521
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 3,050 3,080

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Smurfit Westrock Financing DAC
5 .42% , 1/15/35 , Callable 10/15/34 @ 100 ................................. $ 1,000 $ 1,007
5 .19% , 1/15/36 , Callable 10/15/35 @ 100 (e) ............................... 1,000 983
7,591
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 3,193 2,823
Utilities (0.1%):
ENEL Finance International NV , 2 .13% , 7/12/28 , Callable 5/12/28 @ 100 (a) ............ 1,585 1,502
Total Yankee Dollars (Cost $118,164)
a
a
a
117,376
Municipal Bonds (1.4%)
Arizona (0.2%):
Arizona Board of Regents Revenue , Series A , 1 .82% , 6/1/30 ........................ 1,000 910
Arizona IDA Revenue
5 .26% , 10/1/33 .................................................... 2,000 2,052
5 .36% , 10/1/34 .................................................... 2,000 2,059
5,021
California (0.1%):
California Statewide Communities Development Authority Revenue , 1 .73% , 4/1/27 ....... 1,000 977
City of El Cajon Revenue
Series A , 1 .70% , 4/1/27 .............................................. 620 607
Series A , 1 .90% , 4/1/28 .............................................. 500 480
2,064
Connecticut (0.0%):(g)
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 500 495
District of Columbia (0.1%):
District of Columbia Revenue , Series B , 5 .75% , 4/1/35 , Continuously Callable @100 ...... 3,500 3,693
Florida (0.1%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 1,020 935
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 1,500 1,328
2,263
Illinois (0.1%):
City of Chicago, GO , Series A , 5 .88% , 1/1/31 ................................... 1,315 1,320
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
5 .02% , 12/1/32 .................................................... 1,000 1,020
5 .12% , 12/1/33 .................................................... 1,000 1,022
3,362
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .28% , 2/1/36 .............................................. 2,000 1,965
Series A , 4 .48% , 8/1/39 (e) ............................................ 2,760 2,660
4,625
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue , Series NNN , 3 .47% , 6/15/27 ...... 1,000 994
New Jersey Health Care Facilities Financing Authority Revenue , Series A , 3 .36% , 7/1/40 ... 1,000 862
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 900 876
2,732
Pennsylavania (0.1%):
Public Parking Authority of Pittsburgh Revenue , 2 .33% , 12/1/29 ..................... 895 838
State Public School Building Authority Revenue , 3 .15% , 4/1/30 ...................... 1,290 1,243
2,081
Texas (0.4%):
City of Houston Hotel Occupancy Tax & Special Revenue Revenue , Series B , 5 .40% , 9/1/44 ,
Continuously Callable @100 ........................................... 2,115 2,095
City of San Antonio, GO , 1 .76% , 2/1/31 , Continuously Callable @100 ................. 630 567
County of Bexar Revenue , 2 .28% , 8/15/32 , Continuously Callable @100 ............... 1,070 946
Harris County Cultural Education Facilities Finance Corp. Revenue , 3 .34% , 11/15/37 ...... 2,000 1,748

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
San Antonio Education Facilities Corp. Revenue , 2 .50% , 4/1/29 ...................... $ 1,270 $ 1,119
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1 .63% , 9/1/26 ..................................................... 525 520
1 .82% , 9/1/27 ..................................................... 700 679
Texas Water Development Board Revenue , Series B , 4 .92% , 10/15/44 , Continuously Callable
@100 ........................................................... 2,250 2,187
Uptown Development Authority Tax Allocation
Series B , 2 .58% , 9/1/31 .............................................. 270 244
Series B , 2 .78% , 9/1/33 , Continuously Callable @100 ......................... 500 436
10,541
Virginia (0.0%):(g)
Virginia Housing Development Authority Revenue
Series J , 1 .97% , 11/1/28 .............................................. 225 213
Series J , 2 .27% , 11/1/31 , Continuously Callable @100 ........................ 225 201
Series J , 2 .42% , 11/1/32 , Continuously Callable @100 ........................ 275 241
Series J , 2 .47% , 11/1/33 , Continuously Callable @100 ........................ 270 232
Series J , 2 .52% , 11/1/34 , Continuously Callable @100 ........................ 250 211
Series J , 2 .57% , 11/1/35 , Continuously Callable @100 ........................ 300 248
1,346
Total Municipal Bonds (Cost $39,551)
a
a
a
38,223
U.S. Government Agency Mortgages (13.1%)
Federal Farm Credit Banks Funding Corporation
3 .98% , 2/5/29 ..................................................... 2,500 2,480
4 .58% , 4/2/29 ..................................................... 1,340 1,337
2 .55% , 12/21/34 .................................................... 3,000 2,533
2 .20% , 9/2/36 ..................................................... 3,414 2,664
5 .60% , 8/5/39 ..................................................... 1,900 1,890
10,904
Federal Home Loan Mortgage Corporation
4 .05% , 10/1/29 .................................................... 4,626 4,589
3 .00% , 3/1/31 - 5/1/52 ............................................... 7,989 7,166
3 .50% , 5/1/33 - 7/1/52 ............................................... 7,491 6,894
1 .50% , 4/1/37 ..................................................... 2,567 2,309
5 .00% , 3/1/38 - 3/1/56 ............................................... 33,742 33,532
5 .50% , 8/1/38 - 11/1/54 .............................................. 18,503 18,713
4 .00% , 1/1/40 - 9/1/53 ............................................... 15,342 14,585
5 .10% , 7/1/40 ..................................................... 996 1,017
4 .50% , 11/1/42 - 7/1/55 .............................................. 13,323 12,994
6 .00% , 8/1/53 - 3/1/55 ............................................... 8,957 9,172
110,971
Federal National Mortgage Association
2 .50% , 11/1/34 - 3/1/52 .............................................. 2,981 2,535
4 .46% , 4/1/35 ..................................................... 3,875 3,841
1 .50% , 3/1/37 ..................................................... 2,698 2,439
5 .00% , 12/1/37 - 11/1/55 .............................................. 33,102 32,916
4 .50% , 1/1/38 - 11/1/55 .............................................. 30,280 29,433
4 .00% , 4/1/38 - 7/1/53 ............................................... 16,404 15,652
3 .50% , 12/1/42 - 12/1/53 ............................................. 19,160 17,751
5 .50% , 12/1/44 - 12/1/55 ............................................. 27,475 27,778
3 .00% , 2/1/50 - 2/1/52 ............................................... 1,818 1,620
2 .00% , 11/1/51 - 12/1/51 .............................................. 2,691 2,198
6 .00% , 9/1/53 - 3/1/54 ............................................... 2,144 2,199
138,362
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. 13,448 13,392
2 .50% , 1/20/51 - 9/20/53 ............................................. 12,989 11,136
3 .00% , 10/20/51 - 12/20/53 ............................................ 16,779 14,921
3 .50% , 2/20/52 - 6/20/52 ............................................. 7,239 6,658
4 .50% , 8/20/52 - 11/20/53 ............................................. 18,282 17,758
4 .00% , 11/20/52 .................................................... 3,492 3,305
5 .50% , 4/20/53 - 2/20/54 ............................................. 18,647 18,937

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
6 .00% , 9/20/53 .................................................... $ 1,882 $ 1,939
7 .50% , 10/20/54 .................................................... 1,709 1,746
89,792
Total U.S. Government Agency Mortgages (Cost $350,283)
a
a
a
350,029
U.S. Treasury Obligations (39.3%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 7,000 7,265
3 .50% , 2/15/39 .................................................... 20,250 18,257
1 .13% , 5/15/40 .................................................... 6,878 4,332
3 .88% , 8/15/40 .................................................... 25,250 23,131
1 .38% , 11/15/40 .................................................... 5,250 3,380
2 .25% , 5/15/41 .................................................... 13,250 9,656
1 .75% , 8/15/41 .................................................... 21,000 14,040
2 .00% , 11/15/41 .................................................... 12,190 8,430
2 .38% , 2/15/42 .................................................... 10,250 7,470
3 .38% , 8/15/42 .................................................... 15,300 12,780
3 .13% , 2/15/43 .................................................... 14,250 11,404
2 .88% , 5/15/43 .................................................... 2,000 1,536
3 .88% , 5/15/43 .................................................... 17,000 15,072
4 .38% , 8/15/43 .................................................... 10,975 10,359
4 .75% , 11/15/43 .................................................... 7,000 6,915
3 .38% , 5/15/44 .................................................... 7,000 5,720
4 .13% , 8/15/44 .................................................... 5,500 4,989
4 .63% , 11/15/44 .................................................... 24,350 23,559
4 .75% , 2/15/45 .................................................... 10,000 9,827
5 .00% , 5/15/45 .................................................... 13,018 13,189
4 .88% , 8/15/45 .................................................... 15,713 15,664
2 .50% , 2/15/46 .................................................... 10,500 7,242
2 .75% , 8/15/47 .................................................... 950 672
2 .75% , 11/15/47 .................................................... 3,900 2,751
3 .00% , 2/15/48 .................................................... 3,500 2,581
3 .38% , 11/15/48 .................................................... 7,012 5,495
3 .00% , 2/15/49 .................................................... 7,000 5,112
1 .38% , 8/15/50 .................................................... 7,000 3,421
1 .63% , 11/15/50 .................................................... 3,000 1,565
2 .00% , 8/15/51 .................................................... 24,203 13,777
4 .00% , 11/15/52 .................................................... 2,000 1,718
3 .63% , 2/15/53 .................................................... 5,000 4,012
4 .13% , 8/15/53 .................................................... 10,000 8,772
4 .25% , 2/15/54 .................................................... 15,000 13,437
4 .50% , 11/15/54 .................................................... 5,000 4,671
4 .75% , 5/15/55 .................................................... 13,350 12,997
4 .75% , 8/15/55 .................................................... 10,557 10,285
U.S. Treasury Inflation Indexed Notes , 0 .88% , 1/15/29 ............................ 644 639
U.S. Treasury Notes
0 .75% , 5/31/26 .................................................... 5,500 5,472
1 .50% , 8/15/26 .................................................... 2,000 1,983
2 .38% , 5/15/27 .................................................... 4,625 4,552
0 .50% , 6/30/27 .................................................... 4,500 4,320
1 .25% , 4/30/28 .................................................... 300 285
2 .88% , 8/15/28 .................................................... 280 274
3 .38% , 9/15/28 .................................................... 14,274 14,127
3 .75% , 12/31/28 .................................................... 10,000 9,980
4 .00% , 1/31/29 .................................................... 3,000 3,014
2 .75% , 5/31/29 .................................................... 7,000 6,774
1 .63% , 8/15/29 .................................................... 6,175 5,746
3 .63% , 8/31/29 .................................................... 14,350 14,241
4 .00% , 5/31/30 .................................................... 39,940 40,080
4 .13% , 8/31/30 .................................................... 3,050 3,074
3 .63% , 9/30/30 .................................................... 34,474 34,048
4 .63% , 9/30/30 .................................................... 5,000 5,143

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
1 .13% , 2/15/31 .................................................... $ 8,295 $ 7,272
4 .63% , 4/30/31 .................................................... 12,250 12,614
1 .63% , 5/15/31 .................................................... 16,750 14,939
3 .63% , 9/30/31 .................................................... 5,000 4,905
4 .13% , 10/31/31 .................................................... 7,000 7,037
1 .38% , 11/15/31 .................................................... 18,878 16,371
1 .88% , 2/15/32 .................................................... 20,525 18,201
2 .88% , 5/15/32 .................................................... 12,185 11,397
4 .13% , 5/31/32 .................................................... 57,417 57,574
2 .75% , 8/15/32 .................................................... 29,532 27,315
3 .88% , 9/30/32 .................................................... 30,187 29,796
4 .13% , 11/15/32 .................................................... 52,300 52,325
3 .38% , 5/15/33 .................................................... 48,400 46,101
3 .88% , 8/15/33 .................................................... 36,676 36,006
4 .50% , 11/15/33 .................................................... 49,300 50,325
4 .00% , 2/15/34 .................................................... 11,030 10,882
3 .88% , 8/15/34 .................................................... 56,150 54,720
4 .25% , 11/15/34 .................................................... 28,950 28,941
4 .63% , 2/15/35 .................................................... 15,000 15,389
4 .25% , 5/15/35 .................................................... 49,191 49,060
4 .25% , 8/15/35 .................................................... 17,777 17,713
Total U.S. Treasury Obligations (Cost $1,080,701)
a
a
a
1,048,118
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (h) ........ 2,653,344 2,653
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (h) ............ 2,653,344 2,653
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (h) ............... 2,653,344 2,654
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (h) . 2,653,344 2,653
Total Collateral for Securities Loaned (Cost $10,613)
a
a
a
10,613
Total Investments (Cost $2,719,997) — 100.0% 2,668,831
Other assets in excess of liabilities —  (0.0)%(g) 1,020
NET ASSETS - 100.00% $ 2,669,851
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$573,831 (thousands) and amounted to 21.5% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Amount represents less than 0.05% of net assets.
(h) Rate disclosed is the daily yield on March 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2026.
SOFR90A
—
90 day average of SOFR, rate disclosed as of March 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2026.
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of March 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (14.1%)
ABS Auto (6.0%):
Alloya Auto Receivables Trust .............................................
Series 2025-1A , Class B , 4 .99% , 3/25/30 , Callable 7/25/28 @ 100 (a) .............. $ 189 $ 190
Series 2025-1A , Class C , 5 .19% , 7/25/30 , Callable 7/25/28 @ 100 (a) .............. 213 214
Series 2025-1A , Class D , 5 .68% , 3/25/33 , Callable 7/25/28 @ 100 (a) .............. 147 149
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 9/15/27 @ 100 474 479
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-B , Class D , 5 .41% , 9/15/32 , Callable 6/15/28 @ 100 (a) ............... 197 198
Series 2025-A , Class C , 4 .84% , 6/15/33 , Callable 10/15/28 @ 100 (a) .............. 1,292 1,294
Series 2025-A , Class D , 4 .99% , 6/15/33 , Callable 10/15/28 @ 100 (a) .............. 1,433 1,434
Series 2025-B , Class C , 4 .70% , 9/15/33 , Callable 10/15/28 @ 100 (a) .............. 917 916
American Heritage Auto Receivables Issuer Trust , Series 2025-1A , Class B , 4 .77% , 6/16/31 ,
Callable 4/15/29 @ 100 (a) ............................................ 300 299
American Heritage Auto Receivables Trust .....................................
Series 2024-1A , Class B , 5 .32% , 9/16/30 , Callable 11/15/28 @ 100 (a) ............. 107 108
Series 2024-1A , Class C , 5 .63% , 12/16/30 , Callable 11/15/28 @ 100 (a) ............ 131 133
Series 2024-1A , Class D , 6 .34% , 1/18/33 , Callable 11/15/28 @ 100 (a) ............. 112 114
AmeriCredit Automobile Receivables Trust , Series 2021-3 , Class C , 1 .41% , 8/18/27 , Callable
7/18/26 @ 100 ..................................................... 162 161
ARI Fleet Lease Trust ....................................................
Series 2024-A , Class C , 5 .38% , 11/15/32 , Callable 10/15/27 @ 100 (a) ............. 50 51
Series 2024-B , Class A3 , 5 .26% , 4/15/33 , Callable 11/15/27 @ 100 (a) ............. 293 297
Series 2024-B , Class B , 5 .39% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 53 54
Series 2024-B , Class C , 5 .55% , 4/15/33 , Callable 11/15/27 @ 100 (a) .............. 90 91
Series 2025-A , Class C , 4 .90% , 1/17/34 , Callable 10/15/28 @ 100 (a) .............. 135 135
Series 2026-A , Class C , 4 .61% , 11/15/34 , Callable 5/15/29 @ 100 (a) .............. 1,650 1,625
AutoNation Finance Trust .................................................
Series 2025-1A , Class C , 5 .19% , 12/10/30 , Callable 10/10/28 @ 100 (a) ............ 1,939 1,964
Series 2025-1A , Class D , 5 .63% , 9/10/32 , Callable 10/10/28 @ 100 (a) ............. 3,174 3,210
Series 2026-1A , Class C , 4 .56% , 10/14/31 , Callable 8/11/29 @ 100 (a) ............. 716 707
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 83 83
Series 2022-5A , Class C , 6 .24% , 4/20/27 (a) ................................ 57 57
Series 2023-2A , Class B , 6 .03% , 10/20/27 (a) ............................... 972 977
Series 2023-4A , Class C , 7 .24% , 6/20/29 (a) ................................ 280 289
Series 2023-5A , Class C , 6 .85% , 4/20/28 (a) ................................ 638 647
Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) ............................... 189 196
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 251 260
Series 2023-8A , Class C , 7 .34% , 2/20/30 (a) ................................ 1,900 1,981
Series 2024-1A , Class B , 5 .85% , 6/20/30 , Callable 6/20/29 @ 100 (a) .............. 200 205
Series 2024-1A , Class C , 6 .48% , 6/20/30 , Callable 6/20/29 @ 100 (a) .............. 320 330
Series 2026-2A , Class C , 5 .44% , 8/20/32 , Callable 8/20/31 @ 100 (a) .............. 299 292
BofA Auto Trust , Series 2024-1A , Class A3 , 5 .35% , 11/15/28 , Callable 5/15/27 @ 100 (a) ... 105 106
CarMax Auto Owner Trust ................................................
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 10/15/26 @ 100 ................ 200 201
Series 2023-3 , Class D , 6 .44% , 12/16/30 , Callable 9/15/27 @ 100 ................ 220 224
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 11/15/27 @ 100 ................ 190 196
Series 2024-3 , Class D , 5 .67% , 1/15/31 , Callable 6/15/28 @ 100 ................. 134 135
CarMax Select Receivables Trust ...........................................
Series 2024-A , Class C , 5 .62% , 1/15/30 , Callable 6/15/28 @ 100 ................. 255 259
Series 2024-A , Class D , 6 .27% , 12/16/30 , Callable 6/15/28 @ 100 ................ 700 718
Series 2025-A , Class D , 5 .86% , 7/15/31 , Callable 1/15/29 @ 100 ................. 1,815 1,846
Carvana Auto Receivables Trust ............................................
Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 10/10/27 @ 100 ............... 111 109
Series 2021-P4 , Class B , 1 .98% , 2/10/28 , Callable 7/10/27 @ 100 ................ 500 492
Chase Auto Owner Trust ..................................................
Series 2022-AA , Class D , 5 .40% , 6/25/30 , Callable 12/25/26 @ 100 (a) ............ 200 202
Series 2024-1A , Class D , 5 .87% , 6/25/31 , Callable 2/25/28 @ 100 (a) .............. 211 217
Series 2024-2A , Class D , 6 .15% , 8/25/31 , Callable 2/25/28 @ 100 (a) .............. 242 251
Series 2024-3A , Class B , 5 .28% , 1/25/30 , Callable 3/25/28 @ 100 (a) .............. 198 202
Series 2024-3A , Class C , 5 .41% , 2/28/30 , Callable 3/25/28 @ 100 (a) .............. 295 301
Series 2024-4A , Class C , 5 .46% , 7/25/30 , Callable 4/25/28 @ 100 (a) .............. 200 204

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-4A , Class D , 5 .79% , 11/25/31 , Callable 4/25/28 @ 100 (a) ............. $ 187 $ 192
Series 2024-5A , Class C , 4 .62% , 8/26/30 , Callable 5/25/28 @ 100 (a) .............. 274 275
Series 2024-5A , Class D , 4 .97% , 1/26/32 , Callable 5/25/28 @ 100 (a) .............. 122 123
Series 2025-1A , Class D , 5 .24% , 11/26/32 , Callable 11/25/28 @ 100 (a) ............ 2,455 2,490
Series 2025-2A , Class C , 4 .53% , 4/25/31 , Callable 5/25/29 @ 100 (a) .............. 474 470
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 57 57
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 64 64
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 5/15/26 @ 100 (a) .............. 196 197
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 33 34
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 119 120
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 185 187
Series 2024-1A , Class B , 5 .44% , 5/15/36 , Callable 8/15/27 @ 100 (a) .............. 223 226
Series 2024-1A , Class C , 5 .60% , 5/15/36 , Callable 8/15/27 @ 100 (a) .............. 192 194
Corporate One Auto Receivables Trust ........................................
Series 2026-1A , Class C , 4 .84% , 4/15/31 , Callable 6/15/29 @ 100 (a) .............. 301 300
Series 2026-1A , Class D , 5 .48% , 7/15/34 , Callable 6/15/29 @ 100 (a) .............. 212 212
Credit Acceptance Auto Loan Trust ..........................................
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 558 560
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 2,493 2,531
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,267 1,282
Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27 @ 100 (a) .............. 37 37
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 118 119
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 196 200
Series 2023-5A , Class A , 6 .13% , 12/15/33 , Callable 6/15/27 @ 100 (a) ............. 207 208
Series 2023-5A , Class C , 7 .30% , 4/17/34 , Callable 6/15/27 @ 100 (a) .............. 3,411 3,486
Series 2024-1A , Class C , 6 .71% , 7/17/34 , Callable 5/15/27 @ 100 (a) .............. 237 241
Series 2025-1A , Class C , 5 .71% , 7/16/35 , Callable 11/15/28 @ 100 (a) ............. 4,400 4,389
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 9/15/28 @ 100 (a) ............ 74 76
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 9/15/28 @ 100 (a) .............. 845 867
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 9/15/28 @ 100 (a) .............. 49 50
Enterprise Fleet Financing LLC .............................................
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 250 251
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 10/20/26 @ 100 (a) ............. 32 32
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 151 155
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 126 127
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 92 94
FCCU Auto Receivables Trust ..............................................
Series 2024-1A , Class B , 5 .71% , 7/15/30 , Callable 10/15/28 @ 100 (a) ............. 1,000 1,017
Series 2024-1A , Class C , 6 .00% , 10/15/30 , Callable 10/15/28 @ 100 (a) ............ 46 47
Series 2025-1A , Class B , 5 .36% , 9/15/31 , Callable 4/15/29 @ 100 (a) .............. 486 492
Series 2025-1A , Class C , 5 .61% , 12/15/31 , Callable 4/15/29 @ 100 (a) ............. 763 776
Series 2026-1A , Class C , 4 .69% , 10/15/32 , Callable 7/15/28 @ 100 (a) ............. 509 502
First Investors Auto Owner Trust , Series 2022-2A , Class D , 8 .71% , 10/16/28 , Callable
10/15/26 @ 100 (a) .................................................. 323 330
Flagship Credit Auto Trust , Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 4/15/27 @
100 (a) ........................................................... 70 70
Ford Credit Auto Lease Trust ..............................................
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 4/15/26 @ 100 ................. 83 83
Series 2023-B , Class D , 6 .97% , 6/15/28 , Callable 4/15/26 @ 100 ................. 130 130
Ford Credit Auto Owner Trust ..............................................
Series 2021-1 , Class C , 1 .91% , 10/17/33 , Callable 4/15/26 @ 100 (a) .............. 316 316
Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 689 678
Series 2021-2 , Class D , 2 .60% , 5/15/34 , Callable 11/15/26 @ 100 (a) .............. 750 738
Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 950 948
Series 2022-1 , Class D , 5 .16% , 11/15/34 , Callable 5/15/27 @ 100 (a) .............. 102 102
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 206 209
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 1,240 1,255
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 750 761
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 195 201
Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 440 452
Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 219 224

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 8/15/28 @
100 (a) ........................................................... $ 19 $ 20
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-2A , Class E , 2 .87% , 5/15/28 , Callable 4/15/26 @ 100 (a) .............. 2,029 2,009
Series 2021-3A , Class E , 3 .20% , 10/16/28 , Callable 4/15/26 @ 100 (a) ............. 1,110 1,109
Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable 3/15/27 @ 100 (a) ............. 1,760 1,747
Series 2022-1A , Class E , 5 .64% , 5/15/29 , Callable 5/15/27 @ 100 (a) .............. 1,430 1,431
Series 2023-1A , Class D , 7 .01% , 1/16/29 , Callable 3/15/28 @ 100 (a) .............. 1,943 1,973
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class C , 7 .31% , 1/15/30 , Callable 10/15/28 @ 100 (a) ............. 310 323
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 10/15/28 @ 100 (a) ............. 120 128
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 9/15/28 @ 100 (a) .............. 95 97
Series 2024-4A , Class C , 4 .75% , 11/15/30 , Callable 3/15/29 @ 100 (a) ............. 191 191
Series 2025-1A , Class C , 5 .26% , 3/15/31 , Callable 4/15/29 @ 100 (a) .............. 250 253
GM Financial Revolving Receivables Trust , Series 2021-1 , Class B , 1 .49% , 6/12/34 , Callable
9/11/26 @ 100 (a) ................................................... 250 247
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ................................. 200 201
Series 2024-2A , Class B , 5 .35% , 3/15/31 (a) ................................ 1,009 1,031
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 3/15/28 @ 100 (a) .............. 400 405
Series 2024-1A , Class C , 5 .77% , 2/15/30 , Callable 3/15/28 @ 100 (a) .............. 73 74
Series 2024-1A , Class D , 6 .50% , 6/15/32 , Callable 3/15/28 @ 100 (a) .............. 70 72
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 3/15/27 @ 100 (a) .............. 6 6
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 3/15/27 @ 100 (a) ............... 224 226
Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 3/15/27 @ 100 (a) .............. 168 170
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 174 175
Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ................................ 212 217
Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ................................ 75 77
Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ................................ 125 126
Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ................................ 38 38
Series 2023-4A , Class C , 7 .51% , 3/25/30 (a) ................................ 220 230
Hertz Vehicle Financing LLC , Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @
100 (a) ........................................................... 1,000 973
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1 , Class B1 , 6 .15% , 5/20/32 , Callable 11/20/27 @ 100 (a) ............. 79 80
Series 2024-2 , Class B1 , 5 .44% , 10/20/32 , Callable 6/20/28 @ 100 (a) ............. 326 328
Series 2025-2 , Class B2 , 4 .87% ( SOFR30A + 120 bps ) , 9/20/33 , Callable 12/20/29 @
100 (a) (b) ......................................................... 985 984
Hyundai Auto Receivables Trust , Series 2024-C , Class B , 4 .67% , 1/15/31 , Callable 11/15/28 @
100 ............................................................. 109 109
LAD Auto Receivables Trust ...............................................
Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 4/15/27 @ 100 (a) ............. 219 220
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 4/15/27 @ 100 (a) .............. 226 228
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 8/15/27 @ 100 (a) .............. 200 201
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 8/15/27 @ 100 (a) .............. 52 53
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 10/15/27 @ 100 (a) ............. 214 215
Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 10/15/27 @ 100 (a) ............ 198 203
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 1/15/28 @ 100 (a) ............. 182 184
Series 2023-4A , Class C , 6 .76% , 3/15/29 , Callable 1/15/28 @ 100 (a) .............. 292 299
Series 2023-4A , Class D , 7 .37% , 4/15/31 , Callable 1/15/28 @ 100 (a) .............. 304 314
Series 2024-1A , Class C , 5 .64% , 6/15/29 , Callable 1/15/28 @ 100 (a) .............. 207 211
Series 2024-2A , Class B , 5 .50% , 7/16/29 , Callable 12/15/27 @ 100 (a) ............. 199 201
Series 2024-2A , Class C , 5 .66% , 10/15/29 , Callable 12/15/27 @ 100 (a) ............ 199 202
Series 2024-2A , Class D , 6 .37% , 10/15/31 , Callable 12/15/27 @ 100 (a) ............ 777 797
Series 2024-3A , Class D , 5 .18% , 2/17/32 , Callable 5/15/28 @ 100 (a) .............. 224 224
Series 2025-2A , Class C , 4 .70% , 8/16/32 , Callable 2/15/29 @ 100 (a) .............. 980 973
Series 2025-2A , Class D , 5 .01% , 12/15/32 , Callable 2/15/29 @ 100 (a) ............. 1,000 989
Series 2026-1A , Class C , 4 .42% , 8/15/33 , Callable 3/15/30 @ 100 (a) .............. 820 798
Merchants Fleet Funding LLC ..............................................
Series 2024-1A , Class A , 5 .82% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 189 189

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class B , 5 .95% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. $ 485 $ 490
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 659 664
Series 2024-1A , Class D , 6 .85% , 4/20/37 , Callable 2/20/27 @ 100 (a) .............. 476 483
Series 2025-1A , Class B , 4 .91% , 1/20/39 , Callable 6/20/29 @ 100 (a) .............. 294 292
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1 , Class B , 5 .79% , 4/25/29 (a) ................................. 50 50
Series 2024-1 , Class C , 6 .13% , 4/25/29 (a) ................................. 82 82
Navistar Financial Dealer Note Master Owner Trust II , Series 2025-1 , Class C , 4 .72% ,
9/25/30 (a) ........................................................ 295 296
OCCU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 12/15/27 @ 100 (a) ............ 93 94
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 12/15/27 @ 100 (a) ............. 4,000 4,132
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 12/15/27 @ 100 (a) ............ 329 345
Series 2025-1A , Class B , 4 .94% , 4/15/31 , Callable 2/15/29 @ 100 (a) .............. 582 583
Series 2025-1A , Class C , 5 .20% , 10/15/31 , Callable 2/15/29 @ 100 (a) ............. 594 598
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 4/10/26 @
100 (a) ........................................................... 370 367
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 12/10/28 @
100 (a) ........................................................... 241 242
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable 4/15/26 @ 100 (a) ............... 106 106
Series 2025-A , Class C , 4 .67% , 2/17/32 , Callable 8/15/29 @ 100 (a) ............... 1,333 1,317
Prestige Auto Receivables Trust , Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 10/15/27
@ 100 (a) ......................................................... 79 79
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B , Class B , 5 .64% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 86 86
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 36 37
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 2/15/28 @ 100 (a) .............. 106 107
Series 2024-B , Class B , 4 .97% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 427 429
Series 2024-B , Class C , 5 .14% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 486 489
Series 2024-B , Class D , 5 .48% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 604 608
Series 2024-B , Class E , 6 .80% , 1/18/33 , Callable 3/15/29 @ 100 (a) ............... 242 243
Series 2025-A , Class D , 5 .15% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 760 762
Series 2025-A , Class E , 6 .27% , 1/16/34 , Callable 12/15/29 @ 100 (a) .............. 536 535
SBNA Auto Lease Trust , Series 2024-B , Class A4 , 5 .55% , 12/20/28 , Callable 4/20/27 @ 100 (a) 133 134
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 7/15/28 @ 100 (a) ............... 203 205
Series 2025-SF1 , Class D , 5 .34% , 9/15/31 , Callable 5/15/29 @ 100 (a) ............. 277 280
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,738 1,775
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 430 442
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 226 235
Series 2024-1A , Class C , 5 .62% , 12/16/30 , Callable 4/15/28 @ 100 (a) ............. 200 203
Series 2025-1A , Class C , 5 .08% , 2/17/32 , Callable 4/15/29 @ 100 (a) .............. 536 538
Securitized Term Auto Receivables Trust ......................................
Series 2025-A , Class B , 5 .04% , 7/25/31 , Callable 5/25/28 @ 100 (a) ............... 289 291
Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable 5/25/28 @ 100 (a) ............... 233 235
Series 2025-B , Class D , 5 .46% , 12/29/32 , Callable 10/25/28 @ 100 (a) ............. 233 235
Series 2026-A , Class D , 4 .87% , 3/25/33 , Callable 12/25/29 @ 100 (a) .............. 536 535
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 11/20/27 @ 100 (a) ............. 167 170
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 4/20/28 @ 100 (a) .............. 126 128
Series 2026-1A , Class C , 4 .46% , 11/21/33 , Callable 6/20/30 @ 100 (a) ............. 699 685
Tesla Electric Vehicle Trust , Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 8/20/27 @
100 (a) ........................................................... 200 204
Tesla Lease Electric Vehicle Securitization LLC , Series 2025-A , Class C , 5 .09% , 6/20/29 ,
Callable 12/20/27 @ 100 (a) ........................................... 744 747
Truist Bank Auto Credit-Linked Notes , Series 2025-1 , Class B , 4 .73% , 9/26/33 , Callable
8/25/28 @ 100 (a) ................................................... 645 645
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 11/25/26 @ 100 (a) ....... 61 61
United Auto Credit Securitization Trust , Series 2025-1 , Class C , 5 .15% , 6/10/30 , Callable
12/10/27 @ 100 (a) .................................................. 250 250

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
USB Auto Owner Trust ...................................................
Series 2025-1A , Class C , 4 .96% , 3/17/31 , Callable 8/15/28 @ 100 (a) .............. $ 1,499 $ 1,505
Series 2025-1A , Class D , 5 .40% , 12/15/32 , Callable 8/15/28 @ 100 (a) ............. 1,807 1,817
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 10/15/27 @ 100 (a) ............. 636 646
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 10/15/27 @ 100 (a) ............. 220 225
Western Funding Auto Loan Trust , Series 2025-1 , Class C , 5 .34% , 11/15/35 (a) ........... 1,009 997
Westlake Automobile Receivables Trust .......................................
Series 2025-P1 , Class B , 4 .86% , 5/15/30 , Callable 6/15/28 @ 100 (a) .............. 1,000 1,008
Series 2025-P1 , Class D , 5 .59% , 7/15/32 , Callable 6/15/28 @ 100 (a) .............. 2,500 2,523
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 42 42
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 181 185
Series 2023-2A , Class C , 6 .94% , 8/18/38 (a) ................................ 195 199
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 220 226
Series 2024-1A , Class C , 5 .69% , 2/18/39 (a) ................................ 341 346
Series 2024-2A , Class A1 , 4 .87% , 6/21/39 (a) ............................... 1,014 1,020
Series 2024-2A , Class B , 4 .84% , 6/21/39 (a) ................................ 250 252
Series 2024-2A , Class C , 4 .89% , 6/21/39 (a) ................................ 335 338
Series 2024-3A , Class B , 5 .07% , 9/19/39 (a) ................................ 318 323
Series 2024-3A , Class C , 5 .21% , 9/19/39 (a) ................................ 346 348
Series 2025-2A , Class C , 4 .86% , 5/18/40 (a) ................................ 470 468
109,513
ABS Card (0.7%):
American Express Credit Account Master Trust , Series 2024-2 , Class A , 5 .24% , 4/15/31 .... 3,238 3,339
BA Credit Card Trust , Series 2024-A1 , Class A , 4 .93% , 5/15/29 ...................... 232 234
CARDS II Trust ........................................................
Series 2024-1A , Class C , 5 .84% , 7/15/29 (a) ................................ 168 168
Series 2025-1A , Class C , 5 .42% , 3/15/31 (a) ................................ 1,350 1,350
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4 , Class B , 5 .25% , 10/15/28 (a) ............................. 467 469
Series 2024-CRT4 , Class C , 5 .64% , 10/15/28 (a) ............................. 267 268
Series 2025-1A , Class C , 4 .54% , 10/15/29 (a) ............................... 1,332 1,324
Series 2025-CRT5 , Class B , 5 .24% , 5/15/29 (a) .............................. 996 1,005
Series 2025-CRT5 , Class C , 5 .53% , 5/15/29 (a) .............................. 600 602
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 200 197
Master Credit Card Trust .................................................
Series 2022-2A , Class B , 2 .38% , 7/21/28 (a) ................................ 500 492
Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................................ 312 306
Master Credit Card Trust II ................................................
Series 2023-4A , Class B , 6 .56% , 10/21/32 ................................. 104 108
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 265 286
Synchrony Card Issuance Trust , Series 2025-A1 , Class A , 4 .78% , 2/15/31 .............. 240 242
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 833 820
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 72 73
Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) ................................ 100 101
Series 2025-1A , Class C , 4 .70% , 9/26/30 (a) ................................ 582 578
11,962
ABS Other (7.4%):
AFG ABS I LLC .......................................................
Series 2023-1 , Class C , 9 .40% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 1,000 1,030
Series 2023-1 , Class D , 9 .00% , 9/16/30 , Callable 1/15/27 @ 100 (a) ............... 3,267 3,358
Amur Equipment Finance Receivables XI LLC ..................................
Series 2022-2A , Class A2 , 5 .30% , 6/21/28 , Callable 7/20/26 @ 100 (a) ............. 25 25
Series 2022-2A , Class D , 7 .25% , 5/21/29 , Callable 7/20/26 @ 100 (a) .............. 1,890 1,902
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 751 766
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 7,487 7,692
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A , Class B , 5 .37% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 119 120
Series 2024-1A , Class C , 5 .55% , 1/21/31 , Callable 1/20/28 @ 100 (a) .............. 1,412 1,430

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A , Class B , 5 .20% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. $ 1,000 $ 1,008
Series 2024-2A , Class C , 5 .38% , 7/21/31 , Callable 8/20/28 @ 100 (a) .............. 2,560 2,589
Amur Equipment Finance Receivables XV LLC , Series 2025-1A , Class C , 5 .39% , 1/20/32 ,
Callable 5/20/29 @ 100 (a) ............................................ 2,014 2,041
Ansley Park Capital LLC .................................................
Series 2025-A , Class B , 4 .60% , 4/20/35 , Callable 11/20/30 @ 100 (a) .............. 614 607
Series 2025-A , Class C , 4 .82% , 4/20/35 , Callable 11/20/30 @ 100 (a) .............. 410 407
Series 2025-A , Class D , 5 .33% , 4/20/35 , Callable 11/20/30 @ 100 (a) .............. 410 402
Series 2025-A , Class E , 7 .66% , 4/20/35 , Callable 11/20/30 @ 100 (a) .............. 1,500 1,501
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 1/15/28 @ 100 (a) .............. 124 126
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 1/15/28 @ 100 (a) ............. 88 90
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 1/15/28 @ 100 (a) ............. 141 146
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 2/15/29 @ 100 (a) .............. 124 127
Barings Equipment Finance LLC ............................................
Series 2025-A , Class A4 , 5 .02% , 6/13/50 , Callable 6/13/29 @ 100 (a) .............. 1,031 1,054
Series 2025-B , Class A4 , 4 .29% , 9/13/50 , Callable 12/13/30 @ 100 (a) ............. 588 583
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A , Class B , 5 .41% , 3/15/30 , Callable 7/15/27 @ 100 (a) .............. 254 255
Series 2024-1A , Class C , 6 .38% , 1/15/31 , Callable 7/15/27 @ 100 (a) .............. 780 789
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 268 259
Capteris Equipment Finance LLC ...........................................
Series 2026-1A , Class C , 5 .18% , 9/20/33 , Callable 5/20/30 @ 100 (a) .............. 716 712
Series 2026-1A , Class D , 5 .57% , 9/20/33 , Callable 5/20/30 @ 100 (a) .............. 716 713
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 197 198
CCG Receivables Trust ...................................................
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 10/14/26 @ 100 (a) .............. 173 175
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 6/14/27 @ 100 (a) ............... 1,000 1,022
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 6/14/27 @ 100 (a) ............... 93 96
Series 2025-1 , Class C , 4 .89% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 500 503
Series 2025-1 , Class D , 5 .28% , 10/14/32 , Callable 10/14/28 @ 100 (a) ............. 133 134
Series 2025-2 , Class D , 5 .08% , 8/15/34 , Callable 6/14/29 @ 100 (a) ............... 559 559
CF Hippolyta Issuer LLC , Series 2020-1 , Class A1 , 1 .69% , 7/15/60 (a) ................. 322 270
Clarus Capital Funding LLC , Series 2024-1A , Class C , 5 .01% , 8/20/32 , Callable 1/20/28 @
100 (a) ........................................................... 70 70
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 604 603
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC , Series 2025-1A , Class
A2 , 6 .00% , 5/20/55 , Callable 5/20/28 @ 100 (a) ............................. 365 371
Crossroads Asset Trust , Series 2025-A , Class B , 5 .20% , 2/20/32 , Callable 12/20/28 @ 100 (a) 1,517 1,521
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable 5/20/27 @ 100 (a) ............. 205 199
Series 2025-1A , Class A2 , 5 .91% , 2/20/50 , Callable 2/20/28 @ 100 (a) ............. 441 443
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 5/20/26 @
100 (a) ........................................................... 1,293 1,212
Dell Equipment Finance Trust ..............................................
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 5/22/26 @ 100 (a) .............. 373 374
Series 2024-1 , Class C , 5 .73% , 3/22/30 , Callable 11/22/26 @ 100 (a) .............. 92 93
Series 2024-1 , Class D , 6 .12% , 9/23/30 , Callable 11/22/26 @ 100 (a) .............. 92 93
Series 2025-1 , Class D , 5 .64% , 8/22/31 , Callable 8/22/27 @ 100 (a) ............... 109 111
Series 2025-2 , Class D , 4 .83% , 3/22/32 , Callable 4/22/28 @ 100 (a) ............... 992 990
Dext ABS LLC ........................................................
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 4/15/27 @ 100 (a) ............... 100 101
Series 2023-1 , Class D , 8 .82% , 3/15/33 , Callable 4/15/27 @ 100 (a) ............... 2,175 2,250
Series 2023-2 , Class C , 6 .93% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 224 230
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,001 1,051
Series 2025-1 , Class B , 4 .98% , 8/15/35 , Callable 2/15/29 @ 100 (a) ............... 542 541
Series 2025-1 , Class D , 5 .65% , 2/15/36 , Callable 2/15/29 @ 100 (a) ............... 100 101
Series 2025-2 , Class C , 4 .89% , 4/15/36 , Callable 7/15/29 @ 100 (a) ............... 854 845
Series 2025-2 , Class D , 5 .45% , 10/15/36 , Callable 7/15/29 @ 100 (a) .............. 480 477
Diamond Issuer LLC , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 4/20/26 @ 100 (a) . 654 634

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
DLLAA LLC , Series 2025-1A , Class A4 , 5 .08% , 4/20/33 , Callable 5/20/29 @ 100 (a) ...... $ 1,069 $ 1,091
DLLAD LLC ..........................................................
Series 2024-1A , Class A4 , 5 .38% , 9/22/31 , Callable 1/20/29 @ 100 (a) ............. 129 133
Series 2025-1A , Class A4 , 4 .59% , 10/20/32 , Callable 5/20/30 @ 100 (a) ............ 500 503
DLLMT LLC ..........................................................
Series 2024-1A , Class A3 , 4 .84% , 8/21/28 , Callable 5/20/28 @ 100 (a) ............. 201 202
Series 2026-1A , Class A4 , 4 .36% , 9/20/33 , Callable 10/20/29 @ 100 (a) ............ 915 915
Elara HGV Timeshare Issuer LLC , Series 2019-A , Class A , 2 .61% , 1/25/34 , Callable 4/25/26
@ 100 (a) ......................................................... 68 68
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) (c) ........................... 700 688
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) (c) ........................... 500 492
Series 2021-SFR3 , Class D , 2 .79% , 12/17/38 (a) (c) ........................... 750 737
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 106 106
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ................................. 70 70
Series 2024-2 , Class B , 5 .56% , 4/15/31 (a) ................................. 225 231
Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) ................................. 1,829 1,843
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 4/20/27 @ 100 (a) .............. 97 97
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 4/20/27 @ 100 (a) .............. 89 90
Series 2023-1A , Class E , 7 .00% , 6/20/35 , Callable 4/20/27 @ 100 (a) .............. 74 74
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 65 66
Series 2025-1 , Class C , 5 .01% , 1/18/33 , Callable 5/15/29 @ 100 (a) ............... 698 703
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 1/20/27 @ 100 (a) .............. 250 252
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 8/20/27 @ 100 (a) ............. 411 415
Series 2024-2A , Class B , 5 .35% , 10/20/31 , Callable 12/20/27 @ 100 (a) ............ 265 267
Series 2024-2A , Class D , 5 .82% , 4/20/32 , Callable 12/20/27 @ 100 (a) ............. 142 144
Series 2025-1A , Class C , 4 .79% , 9/20/32 , Callable 3/20/29 @ 100 (a) .............. 365 367
Series 2025-1A , Class D , 4 .99% , 3/21/33 , Callable 3/20/29 @ 100 (a) .............. 970 967
Series 2025-2A , Class D , 4 .77% , 5/20/33 , Callable 6/20/29 @ 100 (a) .............. 990 981
Kubota Credit Owner Trust ................................................
Series 2024-2A , Class A4 , 5 .19% , 5/15/30 , Callable 4/15/28 @ 100 (a) ............. 129 131
Series 2025-1A , Class A4 , 4 .87% , 7/15/30 , Callable 2/15/29 @ 100 (a) ............. 399 405
Lightpath Fiber Issuer LLC ................................................
Series 2026-1A , Class A2 , 5 .60% , 3/25/56 , Callable 9/25/29 @ 100 (a) ............. 1,094 1,094
Series 2026-1A , Class B , 5 .89% , 3/25/56 , Callable 9/25/29 @ 100 (a) .............. 1,151 1,141
Lyra Music Assets Delaware LP , Series 2025-1A , Class A2 , 5 .60% , 9/20/65 , Callable 12/20/27
@ 100 (a) ......................................................... 926 933
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 6/15/27 @ 100 (a) ............. 39 39
Series 2024-1A , Class A2 , 4 .99% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 67 67
Series 2024-1A , Class A4 , 4 .94% , 8/18/31 , Callable 7/16/28 @ 100 (a) ............. 270 273
Series 2025-1A , Class A4 , 4 .91% , 3/16/32 , Callable 4/16/29 @ 100 (a) ............. 2,172 2,196
MMAF Equipment Finance LLC ............................................
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 152 155
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 10/13/30 @ 100 (a) ............. 486 497
MMP Capital LLC , Series 2025-A , Class A , 5 .36% , 12/15/31 , Callable 12/15/28 @ 100 (a) .. 345 347
MVW LLC , Series 2019-2A , Class A , 2 .22% , 10/20/38 , Callable 4/20/26 @ 100 (a) ........ 481 480
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 4/20/26 @ 100 (a) ............. 677 568
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 4/20/26 @ 100 (a) ............. 366 230
NMEF Funding LLC ....................................................
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 5/15/27 @ 100 (a) ............... 207 209
Series 2023-A , Class C , 8 .04% , 6/17/30 , Callable 5/15/27 @ 100 (a) ............... 3,241 3,337
Series 2024-A , Class A2 , 5 .15% , 12/15/31 , Callable 3/15/28 @ 100 (a) ............. 148 149
Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 222 223
Series 2024-A , Class C , 6 .33% , 12/15/31 , Callable 3/15/28 @ 100 (a) .............. 1,900 1,931
Series 2025-A , Class A2 , 4 .72% , 7/15/32 , Callable 11/15/28 @ 100 (a) ............. 64 64
Series 2025-A , Class B , 5 .18% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 615 617
Series 2025-A , Class C , 5 .79% , 7/15/32 , Callable 11/15/28 @ 100 (a) .............. 928 942

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-B , Class C , 5 .17% , 1/18/33 , Callable 1/15/29 @ 100 (a) ............... $ 6,572 $ 6,575
Series 2026-A , Class B , 4 .48% , 2/15/34 , Callable 1/15/30 @ 100 (a) ............... 693 687
Oaktree ABF Equipment ST LLC , Series 2026-1A , Class C , 5 .31% , 10/17/33 , Callable
10/15/28 @ 100 (a) .................................................. 828 826
OneMain Financial Issuance Trust , Series 2022-3A , Class B , 6 .45% , 5/15/34 , Callable 4/14/26
@ 100 (a) ......................................................... 1,065 1,072
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A , Class A3 , 5 .04% , 7/20/32 , Callable 8/20/28 @ 100 (a) ............. 412 417
Series 2025-1A , Class B , 5 .20% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 376 379
Series 2025-1A , Class C , 5 .49% , 7/20/32 , Callable 8/20/28 @ 100 (a) .............. 295 299
Series 2026-1A , Class C , 4 .89% , 7/20/33 , Callable 8/20/29 @ 100 (a) .............. 1,549 1,546
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class A2 , 5 .59% , 11/15/29 , Callable 12/15/26 @ 100 (a) ........... 31 31
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 12/15/26 @ 100 (a) ............ 76 77
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 12/15/26 @ 100 (a) ............ 531 539
Series 2025-1A , Class B , 5 .04% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 105 105
Series 2025-1A , Class C , 5 .13% , 5/15/31 , Callable 8/15/28 @ 100 (a) .............. 250 251
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A , Class A2 , 4 .99% , 9/15/49 , Callable 9/15/27 @ 100 (a) ............. 396 388
Series 2024-1A , Class B , 5 .78% , 9/15/49 , Callable 9/15/27 @ 100 (a) .............. 107 105
Series 2025-1A , Class A2A , 5 .09% , 8/15/50 , Callable 8/15/28 @ 100 (a) ............ 1,000 975
SCF Equipment Leasing LLC ..............................................
Series 2023-1A , Class A3 , 6 .17% , 5/20/32 , Callable 3/20/27 @ 100 (a) ............. 38 38
Series 2024-1A , Class A3 , 5 .52% , 1/20/32 , Callable 2/20/30 @ 100 (a) ............. 3,000 3,051
Series 2024-1A , Class D , 6 .58% , 6/21/33 , Callable 2/20/30 @ 100 (a) .............. 500 515
SCF Equipment Trust LLC ................................................
Series 2025-1A , Class B , 5 .23% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 1,765 1,781
Series 2025-1A , Class C , 5 .37% , 9/20/34 , Callable 9/20/31 @ 100 (a) .............. 3,099 3,140
Series 2025-1A , Class D , 5 .88% , 11/20/35 , Callable 9/20/31 @ 100 (a) ............. 4,190 4,191
Sotheby's Artfi Master Trust ...............................................
Series 2026-1A , Class B , 4 .90% , 6/20/33 , Callable 12/20/27 @ 100 (a) ............. 946 944
Series 2026-1A , Class D , 5 .54% , 6/20/33 , Callable 12/20/27 @ 100 (a) ............. 500 499
Stack Infrastructure Issuer LLC , Series 2026-1A , Class A2 , 5 .00% , 3/27/56 , Callable 3/25/29
@ 100 (a) ......................................................... 568 549
Subway Funding LLC , Series 2024-1A , Class A2II , 6 .27% , 7/30/54 , Callable 7/30/28 @ 100 (a) 4,237 4,284
Switch ABS Issuer LLC , Series 2025-1A , Class A2 , 5 .04% , 3/25/55 , Callable 3/25/28 @
100 (a) ........................................................... 501 484
Tricon Residential Trust ..................................................
Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @ 100 (a) (c) .......... 200 199
Series 2024-SFR4 , Class A , 4 .30% , 11/17/41 , Callable 11/17/29 @ 100 (a) (c) ........ 217 213
Trinity Rail Leasing LLC , Series 2022-1A , Class A , 4 .55% , 5/19/52 , Callable 4/21/26 @
100 (a) ........................................................... 440 431
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A , Class A2 , 5 .88% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............ 426 435
Series 2025-1A , Class B , 6 .37% , 4/20/55 , Callable 10/20/28 @ 100 (a) ............. 177 181
Vantage Data Centers LLC ................................................
Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 4/15/26 @ 100 (a) ............. 453 433
Series 2025-1A , Class A2 , 5 .13% , 8/15/55 , Callable 8/15/28 @ 100 (a) ............. 2,401 2,367
VB-S1 Issuer LLC ......................................................
Series 2026-1A , Class D , 5 .19% , 3/15/56 , Callable 3/15/29 @ 100 (a) .............. 578 568
Series 2026-1A , Class F , 6 .84% , 3/15/56 , Callable 3/15/29 @ 100 (a) .............. 2,750 2,762
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) ............ 1,000 916
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 4/15/26 @ 100 (a) .............. 1,550 1,530
Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 4/15/26 @ 100 (a) .............. 1,500 1,470
Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @ 100 (a) ............. 1,514 1,524
Series 2024-1A , Class D , 6 .64% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 529 537
Series 2024-1A , Class F , 8 .87% , 5/15/54 , Callable 5/15/27 @ 100 (a) .............. 7 7
Series 2026-1A , Class C2 , 4 .69% , 3/15/56 , Callable 3/15/29 @ 100 (a) ............. 671 659
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 8/12/27 @ 100 (a) ............. 18 18
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 8/12/27 @ 100 (a) .............. 47 48
Series 2024-1A , Class A2 , 5 .68% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............ 113 114

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A , Class B , 5 .72% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. $ 57 $ 58
Series 2024-1A , Class C , 6 .25% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 47 48
Series 2024-1A , Class D , 7 .23% , 12/12/31 , Callable 9/12/28 @ 100 (a) ............. 59 61
Series 2025-1A , Class A3 , 4 .96% , 5/12/33 , Callable 9/12/29 @ 100 (a) ............. 461 465
Series 2025-1A , Class C , 5 .57% , 5/12/33 , Callable 9/12/29 @ 100 (a) .............. 2,207 2,229
Series 2025-1A , Class D , 6 .49% , 5/12/33 , Callable 9/12/29 @ 100 (a) .............. 915 940
Verizon Master Trust ....................................................
Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) ............. 265 268
Series 2024-3 , Class C , 5 .73% , 4/22/30 , Callable 4/20/27 @ 100 ................. 1,105 1,119
Series 2024-4 , Class C , 5 .60% , 6/20/29 , Callable 6/20/26 @ 100 ................. 80 80
Series 2024-7 , Class C , 4 .84% , 8/20/32 , Callable 8/20/29 @ 100 (a) ............... 479 480
Series 2024-8 , Class C , 4 .99% , 11/20/30 , Callable 11/20/27 @ 100 ............... 302 304
Series 2025-10 , Class C , 4 .67% , 10/20/33 , Callable 10/20/30 @ 100 (a) ............ 502 498
Series 2025-2 , Class C , 5 .34% , 1/20/33 , Callable 1/20/30 @ 100 (a) ............... 1,906 1,944
Volvo Financial Equipment LLC ............................................
Series 2024-1A , Class A4 , 4 .29% , 7/15/31 , Callable 4/15/28 @ 100 (a) ............. 1,000 1,000
Series 2026-1A , Class A4 , 4 .04% , 1/17/33 , Callable 11/15/29 @ 100 (a) ............ 472 468
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A , Class D , 6 .31% , 9/20/32 , Callable 10/20/27 @ 100 (a) ............. 108 110
Series 2025-1A , Class C , 4 .76% , 9/20/33 , Callable 10/20/28 @ 100 (a) ............. 302 300
Series 2025-1A , Class D , 5 .45% , 9/20/33 , Callable 10/20/28 @ 100 (a) ............. 991 989
Zayo Issuer LLC .......................................................
Series 2025-1A , Class A2 , 5 .65% , 3/20/55 , Callable 9/20/28 @ 100 (a) ............. 383 386
Series 2025-1A , Class B , 6 .09% , 3/20/55 , Callable 9/20/28 @ 100 (a) .............. 340 343
Series 2025-2A , Class A2 , 5 .95% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............ 309 315
Series 2025-2A , Class B , 6 .59% , 6/20/55 , Callable 12/20/28 @ 100 (a) ............. 180 184
133,278
Total Asset-Backed Securities (Cost $255,008)
a
a
a
254,753
Collateralized Loan Obligations (1.4%)
Cash Flow CLO (1.4%):
720 East CLO I Ltd. .....................................................
Series 2022-1A , Class A2R , 5 .27% ( TSFR3M + 160 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 442 442
Series 2022-1A , Class BR , 5 .37% ( TSFR3M + 170 bps ) , 1/20/38 , Callable 1/20/27 @
100 (a) (b) ......................................................... 442 442
720 East CLO II Ltd. , Series 2023-2A , Class A2R , 5 .12% ( TSFR3M + 145 bps ) , 10/15/38 ,
Callable 10/15/27 @ 100 (a) (b) ......................................... 1,319 1,312
720 East CLO IV Ltd. , Series 2024-1A , Class A2 , 5 .47% ( TSFR3M + 180 bps ) , 4/15/37 , Callable
4/15/26 @ 100 (a) (b) ................................................. 185 185
720 East CLO VII Ltd. , Series 2025-7A , Class A2 , 5 .07% ( TSFR3M + 140 bps ) , 4/20/37 ,
Callable 4/20/26 @ 100 (a) (b) .......................................... 300 300
AIMCO CLO Ltd. , Series 2022-17A , Class XR , 4 .82% ( TSFR3M + 115 bps ) , 7/20/37 , Callable
7/22/26 @ 100 (a) (b) ................................................. 193 193
Ballyrock CLO Ltd. , Series 2025-30A , Class A1B , 5 .17% ( TSFR3M + 150 bps ) , 10/25/38 ,
Callable 10/25/27 @ 100 (a) (b) ......................................... 1,000 996
Barings CLO Ltd. ......................................................
Series 2025-5A , Class A1 , 5 .11% ( TSFR3M + 127 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 940 940
Series 2025-5A , Class A2 , 5 .34% ( TSFR3M + 150 bps ) , 10/15/38 , Callable 10/15/27 @
100 (a) (b) ......................................................... 1,264 1,259
Columbia Cent CLO Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 4/24/26 @
100 (a) ........................................................... 250 249
Dryden CLO Ltd. .......................................................
Series 2021-93A , Class A2R , 5 .27% ( TSFR3M + 160 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 171 171
Series 2021-93A , Class XR , 4 .82% ( TSFR3M + 115 bps ) , 1/15/38 , Callable 1/15/27 @
100 (a) (b) ......................................................... 286 285
Series 2022-113A , Class BR3 , 5 .12% ( TSFR3M + 145 bps ) , 10/15/37 , Callable 10/15/26 @
100 (a) (b) ......................................................... 1,723 1,720
Series 2022-97A , Class A2R , 5 .14% ( TSFR3M + 147 bps ) , 10/20/38 , Callable 10/20/27 @
100 (a) (b) ......................................................... 1,604 1,597

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-121A , Class B , 5 .37% ( TSFR3M + 170 bps ) , 1/15/37 , Callable 1/15/27 @
100 (a) (b) ......................................................... $ 428 $ 429
NGC Ltd. , Series 2024-1A , Class X , 4 .82% ( TSFR3M + 115 bps ) , 7/20/37 , Callable 7/20/26 @
100 (a) (b) ......................................................... 192 192
OCP CLO Ltd. .........................................................
Series 2020-8RA , Class B2R2 , 5 .10% , 10/17/38 , Callable 10/17/27 @ 100 (a) ........ 1,470 1,443
Series 2021-23A , Class B2R2 , 5 .19% , 1/17/39 , Callable 1/17/28 @ 100 (a) .......... 2,780 2,769
Series 2024-31A , Class B2R , 5 .03% , 4/20/39 , Callable 4/20/28 @ 100 (a) ........... 1,872 1,854
Series 2025-48A , Class B2 , 5 .06% , 12/15/38 , Callable 1/15/28 @ 100 (a) ........... 2,078 2,058
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 6 .40% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
4/18/26 @ 100 (a) (b) ................................................. 750 748
Venture CLO Ltd. ......................................................
Series 2022-45A , Class A2FR , 4 .94% , 7/20/35 , Callable 1/20/27 @ 100 (a) .......... 1,365 1,351
Series 2022-45A , Class A2NR , 5 .22% ( TSFR3M + 155 bps ) , 7/20/35 , Callable 1/20/27 @
100 (a) (b) ......................................................... 3,302 3,294
Series 2023-47A , Class AJR , 5 .42% ( TSFR3M + 175 bps ) , 4/20/36 , Callable 7/20/26 @
100 (a) (b) ......................................................... 1,000 1,002
Series 2023-48A , Class BR , 5 .42% ( TSFR3M + 175 bps ) , 10/20/36 , Callable 1/20/27 @
100 (a) (b) ......................................................... 630 628
Series 2024-49A , Class X , 5 .02% ( TSFR3M + 135 bps ) , 4/20/37 , Callable 4/20/26 @
100 (a) (b) ......................................................... 100 100
Series 2024-50A , Class X , 4 .92% ( TSFR3M + 125 bps ) , 10/20/37 , Callable 10/20/26 @
100 (a) (b) ......................................................... 200 200
26,159
Total Collateralized Loan Obligations (Cost $26,282)
a
a
a
26,159
Collateralized Mortgage Obligations (9.3%)
Agency CMO (0.1%):
Federal Home Loan Mortgage Corporation , Series 4772 , Class ZG , 4 .50% , 12/15/47 ....... 2,222 2,180
Agency CMO Floating (0.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 5522 , Class BF , 4 .71% ( SOFR30A + 105 bps ) , 3/25/55 (b) .................. 1,486 1,494
Series 5525 , Class FA , 4 .86% ( SOFR30A + 120 bps ) , 4/25/55 (b) .................. 248 249
Series 5527 , Class FC , 4 .86% ( SOFR30A + 120 bps ) , 9/25/54 (b) .................. 334 335
2,078
Agency CMO Other (1.4%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 180 183
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 396 394
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 1,023 1,034
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 1,463 1,478
Federal National Mortgage Association .......................................
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 97 98
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 524 528
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 3,817 3,839
Series 2025-55 , Class AC , 4 .50% , 4/25/53 ................................. 4,835 4,796
Government National Mortgage Association ....................................
Series 2020-162 , Class AB , 1 .00% , 10/20/50 ............................... 1,914 1,477
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 152 133
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 216 220
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 136 137
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. 1,107 1,116
Series 2024-95 , Class AB , 2 .50% , 6/20/45 ................................. 997 924
Series 2025-114 , Class JA , 4 .50% , 8/20/51 ................................. 2,205 2,191
Series 2025-131 , Class QD , 4 .50% , 7/20/51 ................................ 4,801 4,763
Series 2025-139 , Class DT , 5 .00% , 3/20/65 ................................ 260 261
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 781 782
24,354

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Agency Commercial MBS (1.0%):
Federal Home Loan Mortgage Corporation .....................................
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... $ 354 $ 318
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 33 29
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 2,547 2,307
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 2,154 1,988
Series K147 , Class A2 , 3 .00% , 6/25/32 (d) ................................. 815 755
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 1,178 1,123
Series K159 , Class A2 , 4 .50% , 7/25/33 (d) ................................. 1,566 1,569
Series K172 , Class A2 , 4 .58% , 8/25/35 (d) ................................. 7,500 7,492
Series K536 , Class AS , 4 .17% ( SOFR30A + 50 bps ) , 11/25/29 (b) .................. 998 999
Federal National Mortgage Association , Series 2022-M2 , Class A2 , 2 .40% , 11/25/31 ....... 1,627 1,480
18,060
Commercial MBS (6.7%):
1301 Trust ............................................................
Series 2025-1301 , Class B , 5 .30% , 8/11/42 (a) (c) (d) .......................... 479 479
Series 2025-1301 , Class C , 5 .64% , 8/11/42 (a) (c) (d) .......................... 1,194 1,194
ALA Trust ............................................................
Series 2025-OANA , Class A , 5 .42% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) .......... 2,328 2,329
Series 2025-OANA , Class C , 5 .77% ( TSFR1M + 209 bps ) , 6/15/40 (a) (b) (c) .......... 469 468
Series 2025-OANA , Class D , 6 .76% ( TSFR1M + 309 bps ) , 6/15/40 (a) (b) (c) .......... 909 910
AOA Trust ............................................................
Series 2025-1301 , Class A , 5 .06% , 8/11/42 (a) (c) (d) .......................... 5,254 5,250
Series 2025-1345 , Class A , 5 .27% ( TSFR1M + 160 bps ) , 6/15/42 (a) (b) (c) ............ 3,900 3,896
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1 , Class AS , 3 .06% , 5/15/53 , Callable 5/15/30 @ 100 (a) (d) ......... 1,743 1,631
Series 2021-MF2 , Class B , 2 .56% , 6/15/54 , Callable 7/15/31 @ 100 (a) (d) .......... 1,050 912
Series 2022-MF4 , Class A5 , 3 .28% , 2/15/55 , Callable 2/15/32 @ 100 (a) (d) ......... 500 465
ARES Commercial Mortgage Trust , Series 2026-GCP , Class B , 5 .17% ( TSFR1M + 150 bps ) ,
2/15/43 (a) (b) (c) .................................................... 1,506 1,502
Atrium Hotel Portfolio Trust ...............................................
Series 2025-ATRM , Class B , 5 .77% ( TSFR1M + 210 bps ) , 8/15/42 (a) (b) (c) .......... 408 403
Series 2025-ATRM , Class D , 6 .97% ( TSFR1M + 330 bps ) , 8/15/42 (a) (b) (c) .......... 1,299 1,277
Series 2025-ATRM , Class F , 9 .17% ( TSFR1M + 550 bps ) , 8/15/42 (a) (b) (c) ........... 750 733
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (c) (d) ........................... 790 779
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (c) (d) ........................... 100 97
BAMLL Commercial Mortgage Securities Trust , Series 2025-HYT , Class B , 5 .57%
( TSFR1M + 190 bps ) , 12/15/42 (a) (b) (c) .................................... 195 195
Benchmark Mortgage Trust ................................................
Series 2020-B19 , Class AS , 2 .15% , 9/15/53 , Callable 10/15/30 @ 100 ............. 1,000 841
Series 2022-B36 , Class XA , 0 .64% , 7/15/55 , Callable 6/15/32 @ 100 (c) (d) ......... 9,993 378
BFLD Commercial Mortgage Trust , Series 2025-5MW , Class A , 4 .67% , 10/10/42 (a) (c) (d) ... 2,925 2,901
BLP Commercial Mortgage Trust , Series 2025-IND , Class A , 4 .87% ( TSFR1M + 120 bps ) ,
3/15/42 (a) (b) (c) .................................................... 286 284
BSTN Commercial Mortgage Trust , Series 2025-1C , Class A , 5 .01% , 6/15/44 (a) (c) (d) ..... 4,569 4,647
BX Commercial Mortgage Trust ............................................
Series 2020-VIV4 , Class A , 2 .84% , 3/9/44 , Callable 3/9/30 @ 100 (a) (c) ............ 3,500 3,238
Series 2025-COPT , Class B , 5 .87% ( TSFR1M + 220 bps ) , 8/15/42 (a) (b) (c) ........... 94 94
Series 2026-ALOHA , Class C , 5 .40% ( TSFR1M + 170 bps ) , 4/15/43 (a) (b) (c) ......... 585 585
Series 2026-CSMO , Class A , 5 .07% ( TSFR1M + 140 bps ) , 2/15/43 (a) (b) (c) .......... 2,130 2,128
Series 2026-VLT9 , Class A , 5 .37% ( TSFR1M + 170 bps ) , 3/15/45 (a) (b) (c) ........... 702 697
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) (c) .......... 1,620 1,529
Series 2022-CLS , Class A , 5 .76% , 10/13/27 (a) (c) ............................ 1,721 1,727
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) (c) ............................ 250 248
Series 2025-ARIA , Class A , 5 .03% , 12/13/42 (a) (c) (d) ......................... 907 912
Series 2025-GW , Class A , 5 .27% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ............ 533 533
Series 2025-GW , Class B , 5 .52% ( TSFR1M + 185 bps ) , 7/15/42 (a) (b) (c) ............ 666 665
Series 2025-GW , Class C , 5 .77% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ............ 400 399
Series 2025-GW , Class D , 6 .42% ( TSFR1M + 275 bps ) , 7/15/42 (a) (b) (c) ............ 1,339 1,337
Series 2025-ROIC , Class A , 4 .82% ( TSFR1M + 114 bps ) , 3/15/30 (a) (b) (c) ........... 874 869
Series 2025-ROIC , Class B , 5 .07% ( TSFR1M + 139 bps ) , 3/15/30 (a) (b) (c) ........... 165 163

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-VOLT , Class A , 5 .37% ( TSFR1M + 170 bps ) , 12/15/44 (a) (b) (c) .......... $ 614 $ 611
Series 2025-VOLT , Class B , 5 .77% ( TSFR1M + 210 bps ) , 12/15/44 (a) (b) (c) .......... 1,508 1,500
Series 2025-VOLT , Class C , 6 .02% ( TSFR1M + 235 bps ) , 12/15/44 (a) (b) (c) .......... 976 969
BXP Trust ............................................................
Series 2021-601L , Class A , 2 .62% , 1/15/44 (a) (c) ............................ 2,742 2,390
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (c) (d) .......................... 500 431
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (c) (d) .......................... 250 210
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (c) (d) .......................... 1,250 1,024
CAMB Commercial Mortgage Trust .........................................
Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable 11/10/31 @ 100 (a) (c) ......... 250 218
Series 2021-CX2 , Class B , 2 .77% , 11/10/46 , Callable 11/10/31 @ 100 (a) (c) (d) ....... 150 125
COMM Mortgage Trust ..................................................
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) (c) .......... 185 158
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 662 690
Series 2024-277P , Class B , 7 .00% , 8/10/44 (a) (c) (d) .......................... 1,533 1,623
CRSNT Trust , Series 2026-MOON , Class A , 5 .07% ( TSFR1M + 140 bps ) , 2/15/31 (a) (b) (c) ... 1,491 1,484
CSMC Trust , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) (c) ..................... 352 330
DBWF Mortgage Trust ...................................................
Series 2024-LCRS , Class A , 5 .41% ( TSFR1M + 174 bps ) , 4/15/37 (a) (b) (c) ........... 232 231
Series 2024-LCRS , Class B , 5 .91% ( TSFR1M + 224 bps ) , 4/15/37 (a) (b) (c) ........... 250 249
GFH Mortgage Trust ....................................................
Series 2025-IND , Class B , 5 .55% , 6/15/33 (a) (c) ............................. 1,266 1,260
Series 2025-IND , Class C , 6 .19% , 6/15/33 (a) (c) ............................. 950 954
GGP , Series 2026-TY , Class B , 4 .89% , 3/5/43 (a) (c) (d) ............................ 1,628 1,599
Hilton USA Trust .......................................................
Series 2016-HHV , Class A , 3 .72% , 11/5/38 (a) (c) ............................ 1,752 1,742
Series 2016-HHV , Class B , 4 .19% , 11/5/38 (a) (c) (d) .......................... 850 848
Series 2016-HHV , Class C , 4 .19% , 11/5/38 (a) (c) (d) .......................... 1,136 1,132
Series 2016-HHV , Class D , 4 .19% , 11/5/38 (a) (c) (d) .......................... 169 168
Houston Galleria Mall Trust , Series 2025-HGLR , Class A , 5 .46% , 2/5/45 (a) (c) (d) ......... 939 959
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) (c) .......... 1,939 1,925
Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) (c) ............................ 579 550
Series 2019-30HY , Class D , 3 .44% , 7/10/39 (a) (c) (d) .......................... 115 106
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (c) (d) ......................... 2,455 2,297
Series 2025-SPRL , Class A , 5 .47% , 1/13/40 (a) (c) (d) .......................... 766 784
Series 2025-SPRL , Class B , 5 .76% , 1/13/40 (a) (c) (d) .......................... 274 280
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 5 .51% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 1,413 1,411
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class C , 3 .82% , 3/15/32 (a) (c) (d) .... 750 672
INT Commercial Mortgage Trust ............................................
Series 2025-PLAZA , Class A , 4 .55% , 11/5/37 (a) (c) (d) ........................ 1,661 1,657
Series 2025-PLAZA , Class B , 4 .82% , 11/5/37 (a) (c) (d) ........................ 500 498
IRV Trust , Series 2025-200P , Class A , 5 .29% , 3/14/47 , Callable 2/14/35 @ 100 (a) (c) (d) .... 2,185 2,203
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2019-OSB , Class A , 3 .40% ,
6/5/39 , Callable 6/5/29 @ 100 (a) (c) ...................................... 325 305
JW Commercial Mortgage Trust , Series 2024-MRCO , Class A , 5 .29% ( TSFR1M + 162 bps ) ,
6/15/39 (a) (b) (c) .................................................... 2,662 2,659
LBA Trust , Series 2024-7IND , Class B , 5 .41% ( TSFR1M + 174 bps ) , 10/15/41 (a) (b) (c) ...... 491 490
LEX Mortgage Trust , Series 2024-BBG , Class A , 4 .87% , 10/13/33 , Callable 10/13/28 @
100 (a) (c) (d) ....................................................... 331 330
LEX Trust , Series 2026-450 , Class A , 5 .02% ( TSFR1M + 135 bps ) , 3/15/43 (a) (b) (c) ........ 654 652
MAD Commercial Mortgage Trust , Series 2025-11MD , Class A , 4 .44% , 10/15/42 (a) (c) (d) .. 3,900 3,881
Manhattan West Mortgage Trust ............................................
Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) (c) ............................ 4,139 3,988
Series 2020-1MW , Class B , 2 .33% , 9/10/39 (a) (c) (d) .......................... 2,762 2,664
Series 2020-1MW , Class D , 2 .33% , 9/10/39 (a) (c) (d) .......................... 166 158
MHP , Series 2022-MHIL , Class D , 5 .29% ( TSFR1M + 161 bps ) , 1/15/39 (a) (b) (c) .......... 400 400
MILE Trust , Series 2025-STNE , Class C , 5 .77% ( TSFR1M + 210 bps ) , 7/15/42 (a) (b) (c) ..... 363 358
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA , Class B , 2 .81% , 11/9/43 (a) (c) ............................ 500 424
Series 2021-PLZA , Class C , 2 .81% , 11/9/43 (a) (c) ............................ 750 620
NY Commercial Mortgage Trust , Series 2025-299P , Class A , 5 .66% , 2/10/47 (a) (c) (d) ...... 1,632 1,692

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
NYC Commercial Mortgage Trust ...........................................
Series 2025-300P , Class A , 4 .88% , 7/13/42 (a) (c) (d) .......................... $ 490 $ 487
Series 2025-300P , Class B , 5 .18% , 7/13/42 (a) (c) (d) .......................... 639 635
Series 2026-1PARK , Class B , 5 .18% ( TSFR1M + 150 bps ) , 2/15/43 (a) (b) (c) .......... 500 496
Series 2026-1PARK , Class C , 5 .53% ( TSFR1M + 185 bps ) , 2/15/43 (a) (b) (c) .......... 1,000 993
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 8,198 7,575
SCG Commercial Mortgage Trust ...........................................
Series 2025-FLWR , Class B , 5 .22% ( TSFR1M + 155 bps ) , 8/15/42 (a) (b) (c) .......... 1,000 998
Series 2025-FLWR , Class C , 5 .42% ( TSFR1M + 175 bps ) , 8/15/42 (a) (b) (c) .......... 667 666
SHR Trust ............................................................
Series 2024-LXRY , Class B , 6 .12% ( TSFR1M + 245 bps ) , 10/15/41 (a) (b) (c) .......... 377 375
Series 2024-LXRY , Class C , 6 .62% ( TSFR1M + 295 bps ) , 10/15/41 (a) (b) (c) .......... 303 302
SLG Office Trust .......................................................
Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) (c) ............................ 1,585 1,410
Series 2021-OVA , Class B , 2 .71% , 7/15/41 (a) (c) ............................ 1,500 1,324
Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) (c) ............................ 2,477 2,191
Series 2026-OMA , Class B , 5 .16% , 4/15/41 (a) (c) (d) .......................... 2,655 2,659
SREIT Trust ..........................................................
Series 2021-MFP2 , Class B , 4 .96% ( TSFR1M + 129 bps ) , 11/15/36 (a) (b) (c) .......... 500 500
Series 2021-MFP2 , Class D , 5 .36% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) (c) .......... 760 760
SUMIT Mortgage Trust , Series 2022-BVUE , Class D , 2 .89% , 2/12/41 , Callable 2/12/29 @
100 (a) (c) (d) ....................................................... 1 1
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .12% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... 1,715 1,692
Wells Fargo Commercial Mortgage Trust , Series 2025-HI , Class A , 5 .37% ( TSFR1M + 169 bps ) ,
10/15/42 (a) (b) (c) ................................................... 405 403
122,071
Total Collateralized Mortgage Obligations (Cost $169,375)
a
a
a
168,743
Senior Secured Loans (1.9%)
Communication Services (0.2%):
Altice France SA, USD Term Loan B-14, First Lien , 10 .55% ( SOFR03M + 688 bps ) , 5/30/31 (b) $ 493 494
Oak-Eagle Acquireco, Inc., Term Loan B-1, First Lien , 3/23/33 (e) .................... 750 745
The E.W. Scripps Company, Tranche B-2 Term Loan, First Lien , 9 .43% ( SOFR01M + 575 bps ) ,
6/30/28 (b) ........................................................ 1,471 1,477
2,716
Consumer Discretionary (0.7%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, First Lien , 10 .68%
( SOFR01M + 700 bps ) , 1/4/29 (b) ......................................... 4,105 4,041
BJ's Wholesale Club, Inc., Tranch B Term, First Lien , 5 .41% ( SOFR03M + 175 bps ) , 2/5/29 (b) 165 166
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien , 5 .42%
( SOFR01M + 175 bps ) , 9/19/31 (b) ........................................ 123 123
Charter Communications Operating LLC, Term Loan B-5, First Lien , 5 .91%
( SOFR03M + 225 bps ) , 12/15/31 (b) ....................................... 567 566
DK Crown Holdings, Inc., Term B Loans, First Lien , 5 .42% ( SOFR01M + 175 bps ) , 3/4/32 (b) . 693 692
Flutter Financing BV, 2024 Refinancing Term B Loan, First Lien , 5 .42% ( SOFR03M + 175 bps ) ,
11/29/30 (b) ....................................................... 690 682
Flutter Financing BV, Third Incremental Term B Loans, First Lien , 5 .67%
( SOFR03M + 200 bps ) , 6/4/32 (b) ......................................... 1,489 1,470
Four Seasons Hotels Ltd., 2025 Refinancing Term Loan, First Lien , 5 .42%
( SOFR01M + 175 bps ) , 9/22/32 (b) ........................................ 594 598
Great Outdoors Group LLC, Term Loan B, First Lien , 6 .92% ( SOFR01M + 325 bps ) , 1/23/32 (b) 534 532
Light and Wonder International, Inc., Term Loan B-3, First Lien , 5 .67% ( SOFR01M + 200 bps ) ,
4/16/29 (b) ........................................................ 241 241
Petco Health and Wellness Co., Inc., 2026 Term Loan, First Lien , 7 .92% ( SOFR03M + 425 bps ) ,
2/3/31 (b) ......................................................... 1,555 1,517
PetSmart, Inc., Initial Term Loan, First Lien , 7 .67% ( SOFR01M + 400 bps ) , 8/18/32 (b) ...... 1,500 1,488
12,116

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Staples (0.0%):(f)
Reynolds Consumer Products LLC, Initial Term Loan, First Lien , 5 .42% ( SOFR01M + 175 bps ) ,
3/4/32 (b) ......................................................... $ 234 $ 234
Energy (0.1%):
Hilcorp Energy I LP, Initial Loan, First Lien , 5 .43% ( SOFR01M + 175 bps ) , 2/11/30 (b) ...... 470 470
Murphy USA, Inc., Tranche B Term Loan, First Lien , 5 .42% ( SOFR01M + 175 bps ) , 4/7/32 (b) . 200 201
671
Financials (0.5%):
Acrisure LLC, Term B6, First Lien , 6 .67% ( SOFR01M + 300 bps ) , 11/6/30 (b) ............. 499 482
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .42%
( SOFR03M + 275 bps ) , 2/18/31 (b) ........................................ 55 54
Ardonagh Group Finco Pty Ltd., Syndicated Facility B (USD) Loan, First Lien , 6 .37%
( SOFR06M + 275 bps ) , 2/18/31 (b) ........................................ 1,130 1,102
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien , 5 .42% ( SOFR03M + 175 bps ) ,
10/15/31 (b) ....................................................... 122 121
Asplundh Tree Expert LLC, Term Loan B, First Lien , 5 .42% ( SOFR01M + 175 bps ) , 5/23/31 (b) 146 146
Chicago US MidCo III LP, Closing Date Term Loans, First Lien , 6 .17% ( SOFR01M + 250 bps ) ,
10/29/32 (b) ....................................................... 1,211 1,197
Chicago US MidCo III LP, Delayed Draw Term Loan Commitment, First Lien , 10/29/32 (e) (g) 129 128
CNT Holdings I Corp., 2025 Replacement Term Loans, First Lien , 6 .17%
( SOFR03M + 250 bps ) , 11/8/32 (b) ........................................ 463 462
Colossus Acquireco LLC, Initial Term Loan, First Lien , 5 .41% ( SOFRDAILY + 175 bps ) ,
7/30/32 (b) ........................................................ 1,493 1,486
CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loans, First Lien , 5 .67%
( SOFR01M + 200 bps ) , 5/19/31 (b) ........................................ 1,241 1,232
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien , 7 .19% ( SOFR03M + 350 bps ) ,
6/30/31 (b) ........................................................ 49 49
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien , 6 .67%
( SOFR01M + 300 bps ) , 7/2/31 (b) ......................................... 123 119
Trucordia Insurance Holdings LLC, Initial Term Loans, First Lien , 6 .92%
( SOFR01M + 325 bps ) , 6/17/32 (b) ........................................ 500 460
Truist Insurance Holdings LLC, Term Loan B, First Lien , 6 .42% ( SOFR03M + 275 bps ) ,
5/6/31 (b) ......................................................... 276 272
Voyager Parent LLC, 2026 Refinancing Term B Loans, First Lien , 7 .91% ( SOFR03M + 425 bps ) ,
7/1/32 (b) ......................................................... 1,771 1,757
9,067
Health Care (0.0%):(f)
Delta 2 (Lux) S.a.r.l., Term Loan B, First Lien , 5 .42% ( SOFR03M + 175 bps ) , 9/19/31 (b) ..... 250 249
Industrials (0.3%):
Advanced Drainage Systems, Inc., Initial Term Loan, First Lien , 5 .30% ( SOFR01M + 163 bps ) ,
2/12/33 (b) ........................................................ 1,000 1,003
Air Canada, Term Loans, First Lien , 5 .42% ( SOFR03M + 175 bps ) , 3/21/31 (b) ............ 1,496 1,482
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien , 5 .67% ( SOFR01M + 200 bps ) , 10/1/31 (b) 115 114
Indicor LLC, Tranche E Dollar Term Loans, First Lien , 6 .17% ( SOFR01M + 250 bps ) ,
11/23/29 (b) ....................................................... 433 433
Janus International Group LLC, 8th Amendment Term Loan, First Lien , 5 .66%
( SOFR03M + 200 bps ) , 8/5/30 (b) ......................................... 44 44
Knife River Corp., Initial Tranche B Term Loans, First Lien , 5 .67% ( SOFR03M + 200 bps ) ,
3/8/32 (b) ......................................................... 198 199
SGH2 LLC, Initial Term Loan, First Lien , 8 .17% ( SOFR03M + 450 bps ) , 8/18/32 (b) ........ 237 232
TKC Holdings, Inc., 2026 Term Loan, First Lien , 8 .18% ( SOFR01M + 450 bps ) , 8/12/30 (b) ... 1,000 993
United Airlines, Inc., Term Loan B, First Lien , 5 .43% ( SOFR01M + 175 bps ) , 2/24/31 (b) ..... 997 993
5,493
Information Technology (0.1%):
Open Text Corp., Term Loan B, First Lien , 5 .42% ( SOFR01M + 175 bps ) , 1/31/30 (b) ....... 256 250
UKG, Inc., Initial Term Loans, First Lien , 6 .17% ( SOFR03M + 250 bps ) , 2/10/31 (b) ........ 33 32
X.AI LLC, Term Loan, First Lien , 6/28/30 (e) ................................... 1,538 1,790
2,072

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (0.0%):(f)
Solstice Advanced Materials, Inc., Term Loan B, First Lien , 5 .42% ( SOFR03M + 175 bps ) ,
10/29/32 (b) ....................................................... $ 500 $ 502
Utilities (0.0%):(f)
NRG Energy, Inc., 2024 New Term Loans, First Lien , 5 .42% ( SOFR03M + 175 bps ) , 4/16/31 (b) 315 315
Total Senior Secured Loans (Cost $33,503)
a
a
a
33,435
Corporate Bonds (21.0%)
Communication Services (2.2%):
Alphabet, Inc. , 5 .45% , 11/15/55 , Callable 5/15/55 @ 100 .......................... 875 846
AMC Networks, Inc. , 10 .50% , 7/15/32 , Callable 7/15/28 @ 105.25 (a) ................. 933 921
AT&T, Inc. , 5 .13% , 4/30/36 , Callable 1/30/36 @ 100 ............................. 1,489 1,469
Charter Communications Operating LLC/Charter Communications Operating Capital
5 .85% , 12/1/35 , Callable 9/1/35 @ 100 ................................... 590 580
4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .................................... 60 45
Clear Channel Outdoor Holdings, Inc.
7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (a) ............................... 450 472
7 .50% , 3/15/33 , Callable 9/15/28 @ 103.75 (a) .............................. 250 265
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 4/12/26 @ 102.94 (a) ................ 1,994 2,054
EchoStar Corp.
10 .75% , 11/30/29 , Callable 11/30/26 @ 105.38 .............................. 2,121 2,291
6 .75% , 11/30/30 , Callable 11/30/26 @ 102 (h) ............................... 3,181 3,215
Frontier Communications Holdings LLC , 6 .75% , 5/1/29 , Callable 5/2/26 @ 100 (a) ........ 6,001 6,017
Getty Images, Inc. , 10 .50% , 11/15/30 , Callable 11/15/27 @ 105.25 (a) ................. 500 451
Lamar Media Corp.
3 .63% , 1/15/31 , Callable 4/17/26 @ 101.81 ................................ 200 185
5 .38% , 11/1/33 , Callable 11/1/28 @ 102.69 (a) .............................. 149 147
Meta Platforms, Inc. , 5 .63% , 11/15/55 , Callable 5/15/55 @ 100 ...................... 1,701 1,593
Netflix, Inc. , 5 .40% , 8/15/54 , Callable 2/15/54 @ 100 ............................. 416 402
Nexstar Media, Inc. , 6 .50% , 9/15/33 , Callable 3/15/29 @ 103.25 (a) ................... 1,186 1,195
Oak-Eagle Acquireco, Inc. , 7 .25% , 7/1/33 , Callable 7/1/29 @ 103.63 (a) ................ 498 516
Omnicom Group, Inc. , 5 .30% , 6/2/36 , Callable 3/2/36 @ 100 ....................... 1,394 1,345
Paramount Global , 4 .38% , 3/15/43 .......................................... 2,724 1,642
ROBLOX Corp. , 3 .88% , 5/1/30 , Callable 5/2/26 @ 100.97 (a) ....................... 2,265 2,127
T-Mobile US, Inc.
5 .00% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 1,587 1,560
5 .70% , 1/15/56 , Callable 7/15/55 @ 100 .................................. 589 560
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 6 .50% , 2/15/29 , Callable 4/27/26
@ 100 (a) ......................................................... 6,600 6,415
Verizon Communications, Inc. , 5 .88% , 11/30/55 , Callable 5/30/55 @ 100 ............... 1,012 984
Versant Media Group, Inc. , 7 .25% , 1/30/31 , Callable 1/30/28 @ 103.63 (a) .............. 500 511
WMG Acquisition Corp. , 3 .88% , 7/15/30 , Callable 5/2/26 @ 101.94 (a) ................ 1,942 1,823
39,631
Consumer Discretionary (0.9%):
Advance Auto Parts, Inc. , 7 .38% , 8/1/33 , Callable 8/1/28 @ 103.69 (a) (i) ............... 500 505
Asbury Automotive Group, Inc. , 5 .00% , 2/15/32 , Callable 11/15/26 @ 102.5 (a) .......... 500 474
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 100 102
Boyd Gaming Corp. , 4 .75% , 6/15/31 , Callable 6/15/26 @ 102.38 (a) ................... 500 477
Boyne USA, Inc. , 4 .75% , 5/15/29 , Callable 5/2/26 @ 101.19 (a) ...................... 594 577
Caesars Entertainment, Inc.
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (a) .............................. 100 99
6 .00% , 10/15/32 , Callable 10/15/27 @ 103 (a) (i) ............................. 391 360
D.R. Horton, Inc. , 5 .50% , 10/15/35 , Callable 7/15/35 @ 100 ........................ 227 230
Daimler Truck Finance North America LLC , 5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (a) .... 714 715
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 575 498
Group 1 Automotive, Inc. , 6 .38% , 1/15/30 , Callable 7/15/26 @ 103.19 (a) ............... 189 191
Hilton Domestic Operating Co., Inc. , 4 .00% , 5/1/31 , Callable 5/2/26 @ 102 (a) ........... 500 469
Hyatt Hotels Corp. , 5 .40% , 12/15/35 , Callable 9/15/35 @ 100 ....................... 509 499
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 ............................. 73 75

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Lowe's Cos., Inc.
4 .85% , 10/15/35 , Callable 7/15/35 @ 100 ................................. $ 354 $ 345
2 .80% , 9/15/41 , Callable 3/15/41 @ 100 .................................. 2,793 1,966
Marriott International, Inc.
5 .50% , 4/15/37 , Callable 1/15/37 @ 100 .................................. 10 10
5 .10% , 5/1/38 , Callable 2/1/38 @ 100 .................................... 815 774
Meritage Homes Corp. , 5 .65% , 3/15/35 , Callable 12/15/34 @ 100 .................... 592 591
MGM Resorts International , 6 .13% , 9/15/29 , Callable 9/15/26 @ 103.06 ............... 500 505
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 953 944
PetSmart LLC/PetSmart Finance Corp. , 7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (a) ..... 288 290
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable 5/2/26
@ 101.66 (a) ...................................................... 594 513
Sodexo, Inc. , 5 .80% , 8/15/35 , Callable 5/15/35 @ 100 (a) .......................... 1,609 1,644
TKC Holdings, Inc. , 8 .50% , 8/15/30 , Callable 8/15/27 @ 104.25 (a) ................... 1,884 1,897
Toll Brothers Finance Corp. , 5 .60% , 6/15/35 , Callable 3/15/35 @ 100 (i) ................ 383 391
Vail Resorts, Inc. , 6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 (a) ..................... 717 725
15,866
Consumer Staples (1.0%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 604 523
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 150 88
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,188 1,181
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 783 803
Constellation Brands, Inc. , 4 .95% , 11/1/35 , Callable 8/1/35 @ 100 .................... 638 616
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (a) .............................. 1,571 1,558
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (a) ............................... 872 843
Diageo Investment Corp. , 5 .63% , 4/15/35 , Callable 1/15/35 @ 100 ................... 625 647
Kellanova , 4 .50% , 4/1/46 ................................................. 311 264
Keurig Dr. Pepper, Inc. , 5 .15% , 5/15/35 , Callable 2/15/35 @ 100 ..................... 1,177 1,147
Kraft Heinz Foods Co. , 6 .88% , 1/26/39 ....................................... 2,176 2,356
Maple Parent Holdings Corp. , 5 .70% , 3/26/36 , Callable 12/26/35 @ 100 (a) ............. 1,647 1,635
Mars, Inc. , 5 .20% , 3/1/35 , Callable 12/1/34 @ 100 (a) ............................. 1,296 1,308
PepsiCo, Inc. , 2 .63% , 10/21/41 , Callable 4/21/41 @ 100 ........................... 699 500
Performance Food Group, Inc. , 4 .25% , 8/1/29 , Callable 5/2/26 @ 101.06 (a) ............. 125 120
Sysco Corp. , 4 .95% , 3/25/36 , Callable 12/25/35 @ 100 ............................ 1,989 1,897
The Hershey Co. , 5 .10% , 2/24/35 , Callable 11/24/34 @ 100 ........................ 531 542
The J.M. Smucker Co. , 6 .50% , 11/15/53 , Callable 5/15/53 @ 100 (i) ................... 488 507
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 572 531
17,066
Energy (0.5%):
Boardwalk Pipelines LP , 5 .38% , 2/15/36 , Callable 11/15/35 @ 100 ................... 360 354
Cheniere Energy Partners LP , 5 .55% , 10/30/35 , Callable 4/30/35 @ 100 (a) .............. 107 109
CITGO Petroleum Corp. , 8 .38% , 1/15/29 , Callable 5/2/26 @ 104.19 (a) ................ 1,042 1,076
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 10 10
Diamondback Energy, Inc.
5 .40% , 4/18/34 , Callable 1/18/34 @ 100 .................................. 91 92
5 .75% , 4/18/54 , Callable 10/18/53 @ 100 ................................. 423 400
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (a) .................... 500 513
Energy Transfer LP , 5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ....................... 972 966
Enterprise Products Operating LLC , 5 .20% , 1/15/36 , Callable 10/15/35 @ 100 ........... 724 728
Florida Gas Transmission Co. LLC , 5 .75% , 7/15/35 , Callable 4/15/35 @ 100 (a) .......... 305 312
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (a) ......... 275 279
Harvest Midstream I LP , 7 .50% , 5/15/32 , Callable 5/15/27 @ 103.75 (a) ................ 240 245
Murphy Oil USA, Inc. , 3 .75% , 2/15/31 , Callable 4/17/26 @ 101.88 (a) ................. 500 464
ONEOK, Inc.
5 .40% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 424 421
5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ................................. 203 180
Permian Resources Operating LLC , 6 .25% , 2/1/33 , Callable 8/1/27 @ 103.13 (a) .......... 2,216 2,257
Plains All American Pipeline LP/PAA Finance Corp. , 5 .70% , 9/15/34 , Callable 6/15/34 @ 100 694 709
Viper Energy Partners LLC , 5 .70% , 8/1/35 , Callable 5/1/35 @ 100 .................... 553 558
9,673

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (7.8%):
Acrisure LLC/Acrisure Finance, Inc.
8 .25% , 2/1/29 , Callable 5/2/26 @ 104.13 (a) ................................ $ 2,617 $ 2,589
6 .00% , 8/1/29 , Callable 5/2/26 @ 101.5 (a) ................................. 4,851 4,556
7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (a) .............................. 411 411
6 .75% , 7/1/32 , Callable 7/1/28 @ 103.38 (a) ................................ 2,241 2,154
Affiliated Managers Group, Inc. , 5 .50% , 2/15/36 , Callable 11/15/35 @ 100 .............. 3,685 3,629
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer , 6 .50% , 10/1/31 , Callable
10/1/27 @ 103.25 (a) ................................................ 2,549 2,516
Ally Financial, Inc. , 4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (b) (j) ............ 1,708 1,691
American Express Co. , 4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (b) ..... 1,000 967
American National Global Funding , 5 .55% , 1/28/30 (a) ............................ 168 170
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. , 7 .50% , 7/15/33 , Callable
7/15/28 @ 103.75 (a) ................................................ 2,451 2,322
Aon Corp. , 6 .25% , 9/30/40 ................................................ 1,168 1,246
Aon North America, Inc. , 5 .75% , 3/1/54 , Callable 9/1/53 @ 100 ..................... 555 534
Apollo Debt Solutions BDC , 5 .70% , 1/23/31 , Callable 12/23/30 @ 100 (a) .............. 372 364
Apollo Global Management, Inc.
5 .15% , 8/12/35 , Callable 5/12/35 @ 100 .................................. 607 588
5 .70% , 3/30/36 , Callable 12/30/35 @ 100 ................................. 712 712
Arthur J. Gallagher & Co.
5 .45% , 7/15/34 , Callable 4/15/34 @ 100 .................................. 605 614
5 .15% , 2/15/35 , Callable 11/15/34 @ 100 .................................. 702 697
5 .55% , 2/15/55 , Callable 8/15/54 @ 100 .................................. 1,710 1,595
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance , 7 .13% ,
5/15/31 , Callable 5/15/27 @ 103.56 (a) .................................... 2,420 2,431
Bank of America Corp. , 2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .... 693 599
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. , 9 .50% , 7/1/32 , Callable
7/1/28 @ 104.75 (a) (i) ................................................ 1,795 1,617
Blackstone Reg Finance Co. LLC , 4 .95% , 2/15/36 , Callable 11/15/35 @ 100 ............ 567 548
Block Financial LLC
3 .88% , 8/15/30 , Callable 5/15/30 @ 100 (i) ................................. 1,856 1,749
5 .38% , 9/15/32 , Callable 7/15/32 @ 100 .................................. 2,786 2,699
Block, Inc.
6 .50% , 5/15/32 , Callable 5/15/27 @ 103.25 ................................ 462 465
6 .00% , 8/15/33 , Callable 8/15/28 @ 103 (a) ................................ 2,028 1,995
Blue Owl Finance LLC , 6 .25% , 4/18/34 , Callable 1/18/34 @ 100 ..................... 709 684
BMW US Capital LLC , 5 .20% , 8/11/35 , Callable 5/11/35 @ 100 (a) ................... 776 765
Broadstreet Partners Group LLC , 5 .88% , 4/15/29 , Callable 5/2/26 @ 100 (a) ............. 1,081 1,053
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 350 353
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 2,955 2,951
6 .25% , 6/23/55 , Callable 12/12/54 @ 100 ................................. 335 334
Burford Capital Global Finance LLC , 7 .50% , 7/15/33 , Callable 7/15/28 @ 103.75 (a) ....... 1,505 1,253
Citadel Securities Global Holdings LLC , 5 .75% , 3/27/36 , Callable 12/27/35 @ 100 (a) ...... 800 787
Clearinghouse Community Development Financial Institution , 7 .00% , 10/15/30 , Callable
9/15/30 @ 100 (a) ................................................... 430 461
Enstar Finance LLC , 5 .50% ( H15T5Y + 401 bps ) , 1/15/42 , Callable 1/15/27 @ 100 (b) ....... 1,644 1,617
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 788 789
EZCORP, Inc. , 7 .38% , 4/1/32 , Callable 4/1/28 @ 103.69 (a) ......................... 500 521
Fifth Third Bancorp , 5 .14% ( SOFR + 124 bps ) , 1/29/37 , Callable 1/29/36 @ 100 (b) ......... 1,129 1,101
Fiserv, Inc.
5 .25% , 8/11/35 , Callable 5/11/35 @ 100 (i) ................................. 1,201 1,168
4 .40% , 7/1/49 , Callable 1/1/49 @ 100 .................................... 429 324
Focus Financial Partners LLC , 6 .75% , 9/15/31 , Callable 9/15/27 @ 103.38 (a) ............ 2,911 2,896
Ford Motor Credit Co. LLC
6 .50% , 2/7/35 , Callable 11/7/34 @ 100 ................................... 422 426
5 .87% , 10/31/35 , Callable 7/31/35 @ 100 ................................. 498 479
Global Payments, Inc.
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 1,017 978
5 .95% , 8/15/52 , Callable 2/15/52 @ 100 (i) ................................. 41 38

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Hightower Holding LLC
6 .75% , 4/15/29 , Callable 5/2/26 @ 100 (a) ................................. $ 407 $ 399
9 .13% , 1/31/30 , Callable 7/31/26 @ 104.56 (a) .............................. 179 182
HUB International Ltd. , 7 .38% , 1/31/32 , Callable 1/31/27 @ 103.69 (a) ................ 3,259 3,324
Huntington Bancshares, Inc.
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) .................. 252 216
5 .61% ( H15T5Y + 135 bps ) , 1/28/41 , Callable 10/28/35 @ 100 (b) ................. 676 660
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 2,709 2,750
Jefferies Finance LLC/JFIN Co-Issuer Corp. , 6 .63% , 10/15/31 , Callable 10/15/27 @ 103.31 (a) 526 501
Jefferies Financial Group, Inc. , 5 .50% , 2/15/36 , Callable 11/15/35 @ 100 ............... 324 311
JPMorgan Chase & Co.
5 .58% ( SOFR + 164 bps ) , 7/23/36 , Callable 7/23/35 @ 100 (b) .................... 2,067 2,095
4 .90% ( SOFR + 107 bps ) , 1/22/37 , Callable 1/22/36 @ 100 (b) .................... 978 957
5 .19% ( SOFR + 130 bps ) , 2/5/37 , Callable 2/5/36 @ 100 (b) ...................... 1,488 1,461
KeyCorp
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ............ 145 142
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (b) ................. 298 316
KKR & Co., Inc. , 5 .10% , 8/7/35 , Callable 5/7/35 @ 100 (i) ......................... 768 742
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 1,788 1,850
Loews Corp. , 4 .94% , 4/1/36 , Callable 1/1/36 @ 100 .............................. 806 788
LPL Holdings, Inc.
5 .65% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 407 404
5 .75% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 751 748
LSEG US Fin Corp. , 5 .25% , 3/23/36 , Callable 12/23/35 @ 100 (a) .................... 775 768
M&T Bank Corp. , 5 .40% ( H15T5Y + 143 bps ) , 7/30/35 , Callable 7/30/30 @ 100 (b) ........ 508 506
Marsh & McLennan Cos., Inc.
4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 1,798 1,781
5 .40% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 556 521
MassMutual Global Funding II , 5 .05% , 8/26/35 (a) ............................... 2,798 2,748
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 55 64
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 1,150 1,012
Mobius Merger Sub, Inc. , 9 .00% , 6/1/30 , Callable 6/1/26 @ 104.5 (a) .................. 1,834 1,275
Morgan Stanley
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (b) .................... 10 10
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 654 563
4 .89% ( SOFR + 131 bps ) , 10/22/36 , Callable 10/22/35 @ 100 (b) .................. 1,114 1,077
5 .07% ( SOFR + 118 bps ) , 1/30/37 , Callable 1/30/36 @ 100 (b) .................... 648 635
Morgan Stanley Private Bank NA , 4 .73% ( SOFR + 108 bps ) , 7/18/31 , Callable 7/18/30 @ 100 (b) 651 649
MSCI, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ............................. 1,387 1,345
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (a) .................... 3,117 3,021
New York Life Global Funding
1 .85% , 8/1/31 (a) ................................................... 1,325 1,151
5 .35% , 1/23/35 (a) .................................................. 2,213 2,258
Northern Trust Corp. , 5 .12% ( H15T5Y + 105 bps ) , 11/19/40 , Callable 11/19/35 @ 100 (b) .... 2,091 2,037
Osaic Holdings, Inc.
6 .75% , 8/1/32 , Callable 8/1/28 @ 103.38 (a) ................................ 1,774 1,772
8 .00% , 8/1/33 , Callable 8/1/28 @ 104 (a) .................................. 1,907 1,883
Panther Escrow Issuer LLC , 7 .13% , 6/1/31 , Callable 6/1/27 @ 103.56 (a) ............... 5,039 5,047
Pinnacle Financial Partners, Inc. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (b) ............... 958 988
Raymond James Financial, Inc. , 4 .90% , 9/11/35 , Callable 6/11/35 @ 100 ............... 585 570
Rocket Cos., Inc. , 6 .38% , 8/1/33 , Callable 8/1/28 @ 103.19 (a) ....................... 93 94
Ryan Specialty LLC , 5 .88% , 8/1/32 , Callable 8/1/27 @ 102.94 (a) .................... 8,184 8,099
Santander Holdings USA, Inc. , 6 .34% ( SOFR + 214 bps ) , 5/31/35 , Callable 5/31/34 @ 100 (b) (i) 455 476
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (b) ......... 579 612
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (a) ............ 230 239
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 478 477
Takeda US Financing, Inc. , 5 .20% , 7/7/35 , Callable 4/7/35 @ 100 .................... 820 819
Takeoff Merger Sub, Inc. , 5 .50% , 3/24/36 , Callable 12/24/35 @ 100 (a) ................. 1,179 1,161
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 500 497
The Bank of New York Mellon Corp.
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (b) .................... 1,895 1,921
5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @ 100 (b) .................... 960 979

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The Carlyle Group, Inc. , 5 .05% , 9/19/35 , Callable 6/19/35 @ 100 .................... $ 909 $ 879
The Charles Schwab Corp.
4 .00% ( H15T5Y + 317 bps ) , Callable 6/1/26 @ 100 (b) (j) ........................ 583 579
4 .91% ( SOFR + 123 bps ) , 11/14/36 , Callable 11/14/35 @ 100 (b) .................. 886 861
The Goldman Sachs Group, Inc.
5 .85% ( SOFR + 155 bps ) , 4/25/35 , Callable 4/25/34 @ 100 (b) .................... 664 689
5 .07% ( SOFR + 119 bps ) , 1/21/37 , Callable 1/21/36 @ 100 (b) .................... 440 431
The PNC Financial Services Group, Inc.
5 .37% ( SOFR + 142 bps ) , 7/21/36 , Callable 7/21/35 @ 100 (b) .................... 894 901
5 .42% ( H15T5Y + 117 bps ) , 1/25/41 , Callable 1/25/36 @ 100 (b) .................. 3,154 3,095
Toyota Motor Credit Corp. , 4 .80% , 1/11/36 .................................... 2,022 1,973
TPG Operating Group II LP
4 .88% , 5/15/31 , Callable 4/15/31 @ 100 .................................. 523 513
5 .38% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 1,127 1,088
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (j) ....................... 8 8
4 .96% ( SOFR + 140 bps ) , 10/23/36 , Callable 10/23/35 @ 100 , MTN (b) ............. 696 674
U.S. Bancorp
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) .................... 257 254
5 .03% ( SOFR + 110 bps ) , 1/26/37 , Callable 1/26/36 @ 100 (b) .................... 1,106 1,092
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (a) .................... 1,639 1,707
Wells Fargo & Co. , 4 .96% ( SOFR + 110 bps ) , 1/23/37 , Callable 1/23/36 @ 100 (b) .......... 1,099 1,071
Willis North America, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ................. 2,880 2,809
141,961
Health Care (1.9%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (a) ........................ 450 440
Acadia Healthcare Co., Inc. , 7 .38% , 3/15/33 , Callable 3/15/28 @ 103.69 (a) (i) ............ 35 36
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 501 490
Amgen, Inc. , 4 .85% , 2/19/36 , Callable 11/19/35 @ 100 ............................ 1,043 1,024
AthenaHealth Group, Inc. , 6 .50% , 2/15/30 , Callable 5/2/26 @ 101.63 (a) ............... 5,280 4,932
Baxter International, Inc. , 5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................... 629 614
Centene Corp.
4 .63% , 12/15/29 , Callable 5/2/26 @ 101.54 ................................ 3,328 3,159
2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ................................... 316 265
CVS Health Corp. , 6 .75% ( H15T5Y + 252 bps ) , 12/10/54 , Callable 9/10/34 @ 100 (b) ....... 65 66
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 63 58
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (b) .................. 2,233 2,176
GE HealthCare Technologies, Inc. , 4 .95% , 12/15/35 , Callable 9/15/35 @ 100 ............ 289 284
HCA, Inc.
5 .13% , 6/15/39 , Callable 12/15/38 @ 100 ................................. 2,529 2,383
5 .70% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 225 209
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (a) ........................................................... 455 427
Medline Borrower LP , 5 .25% , 10/1/29 , Callable 5/2/26 @ 101.31 (a) .................. 10,429 10,336
Organon & Co./Organon Foreign Debt Co-Issuer BV , 7 .88% , 5/15/34 , Callable 5/15/29 @
103.94 (a) (i) ....................................................... 1,099 904
Orlando Health Obligated Group , 5 .48% , 10/1/35 , Callable 4/1/35 @ 100 ............... 1,685 1,729
The Cigna Group , 5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 495 496
Thermo Fisher Scientific, Inc. , 4 .89% , 10/7/37 , Callable 7/7/37 @ 100 ................. 649 640
Universal Health Services, Inc. , 5 .05% , 10/15/34 , Callable 7/15/34 @ 100 .............. 482 461
VSP Optical Group, Inc. , 5 .45% , 12/1/35 , Callable 9/1/35 @ 100 (a) ................... 2,089 2,047
Zimmer Biomet Holdings, Inc. , 5 .20% , 9/15/34 , Callable 6/15/34 @ 100 ............... 760 759
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 835 828
34,763
Industrials (2.2%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 10 9
Air Lease Corp. , 4 .65% ( H15T5Y + 408 bps ) , Callable 6/15/26 @ 100 (b) (j) .............. 34 34
American Airlines Pass Through Trust , 5 .65% , 11/11/34 ........................... 429 428
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 1,509 1,497
American Builders & Contractors Supply Co., Inc. , 4 .00% , 1/15/28 , Callable 5/2/26 @ 100 (a) 1,166 1,144
Arcosa, Inc. , 6 .88% , 8/15/32 , Callable 8/15/27 @ 103.44 (a) ......................... 500 513

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Axon Enterprise, Inc. , 6 .25% , 3/15/33 , Callable 3/15/28 @ 103.13 (a) .................. $ 500 $ 510
BlueLinx Holdings, Inc. , 6 .00% , 11/15/29 , Callable 5/2/26 @ 101.5 (a) ................. 867 841
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 1,020 1,009
Carpenter Technology Corp. , 5 .63% , 3/1/34 , Callable 3/1/29 @ 102.81 (a) ............... 2,233 2,213
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 80 77
Delta Air Lines, Inc.
3 .75% , 10/28/29 , Callable 7/28/29 @ 100 ................................. 201 193
5 .25% , 7/10/30 , Callable 6/10/30 @ 100 .................................. 339 342
EMRLD Borrower LP/Emerald Co-Issuer, Inc. , 6 .75% , 7/15/31 , Callable 7/15/27 @ 103.38 (a) 488 502
FedEx Freight Holding Co., Inc. , 5 .25% , 3/15/36 , Callable 12/15/35 @ 100 (a) ........... 430 416
GATX Corp. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ............................ 700 706
Genesee & Wyoming, Inc. , 6 .25% , 4/15/32 , Callable 4/15/27 @ 103.13 (a) .............. 200 202
GXO Logistics, Inc. , 6 .50% , 5/6/34 , Callable 2/6/34 @ 100 ......................... 177 186
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 297 302
Herc Holdings, Inc. , 7 .25% , 6/15/33 , Callable 6/15/28 @ 103.63 (a) ................... 95 97
Hubbell, Inc. , 4 .80% , 11/15/35 , Callable 8/15/35 @ 100 ........................... 301 293
JetBlue Airways Corp./JetBlue Loyalty LP , 9 .88% , 9/20/31 , Callable 8/27/27 @ 104.94 (a) ... 456 431
JetBlue Pass Through Trust , 2 .75% , 5/15/32 .................................... 151 133
JH North America Holdings, Inc. , 6 .13% , 7/31/32 , Callable 7/31/28 @ 103.06 (a) ......... 2,887 2,883
Lockheed Martin Corp. , 5 .00% , 8/15/35 , Callable 5/15/35 @ 100 ..................... 947 955
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 132 136
Masterbrand, Inc. , 7 .00% , 7/15/32 , Callable 7/15/27 @ 103.5 (a) (i) .................... 500 489
Otis Worldwide Corp.
5 .13% , 9/4/35 , Callable 6/4/35 @ 100 .................................... 680 678
3 .11% , 2/15/40 , Callable 8/15/39 @ 100 .................................. 703 534
Paychex, Inc. , 5 .60% , 4/15/35 , Callable 1/15/35 @ 100 (i) .......................... 2,697 2,709
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 507 534
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 49 52
Resideo Funding, Inc. , 6 .50% , 7/15/32 , Callable 7/15/27 @ 103.25 (a) ................. 433 427
Roller Bearing Co. of America, Inc. , 4 .38% , 10/15/29 , Callable 5/2/26 @ 101.09 (a) ....... 424 412
RXO, Inc. , 6 .38% , 5/15/31 , Callable 5/15/28 @ 103.19 (a) .......................... 761 732
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. , 6 .75% , 8/15/32 , Callable 8/15/27 @
103.38 (a) ......................................................... 477 469
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 2,306 2,164
Stonepeak Nile Parent LLC , 7 .25% , 3/15/32 , Callable 3/15/28 @ 103.63 (a) ............. 652 677
Textron, Inc. , 4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ........................... 701 682
The Boeing Co.
6 .88% , 3/15/39 .................................................... 3,582 3,939
6 .86% , 5/1/54 , Callable 11/1/53 @ 100 ................................... 170 187
The GEO Group, Inc.
8 .63% , 4/15/29 , Callable 4/15/26 @ 104.31 ................................ 948 985
10 .25% , 4/15/31 , Callable 4/15/27 @ 105.13 ............................... 611 652
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 1,126 1,063
TriNet Group, Inc. , 7 .13% , 8/15/31 , Callable 8/15/26 @ 103.56 (a) .................... 2,158 2,094
United Airlines Pass Through Trust
4 .00% , 4/11/26 ..................................................... 428 428
5 .88% , 2/15/37 .................................................... 125 126
Verisk Analytics, Inc. , 5 .13% , 3/15/36 , Callable 12/15/35 @ 100 ..................... 1,048 1,024
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 1,311 1,328
XPO, Inc. , 6 .25% , 6/1/28 , Callable 4/12/26 @ 103.13 (a) ........................... 840 850
39,287
Information Technology (1.5%):
Broadcom, Inc. , 4 .95% , 1/15/36 , Callable 10/15/35 @ 100 ......................... 297 293
Cadence Design Systems, Inc. , 4 .70% , 9/10/34 , Callable 6/10/34 @ 100 ................ 981 963
Citadel Finance LLC , 5 .15% , 2/14/31 , Callable 1/14/31 @ 100 (a) .................... 693 677
Cloud Software Group, Inc. , 6 .50% , 3/31/29 , Callable 4/12/26 @ 103.25 (a) ............. 1,868 1,818
Dell International LLC/EMC Corp. , 5 .10% , 2/15/36 , Callable 11/15/35 @ 100 ........... 469 458
Ellucian Holdings, Inc. , 6 .50% , 12/1/29 , Callable 12/1/26 @ 103.25 (a) ................. 1,077 1,051
Foundry JV Holdco LLC
6 .40% , 1/25/38 , Callable 10/25/37 @ 100 (a) ............................... 846 885
6 .30% , 1/25/39 , Callable 10/25/38 @ 100 (a) ............................... 194 202
International Business Machines Corp. , 4 .95% , 2/3/36 , Callable 11/3/35 @ 100 .......... 1,348 1,313
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 283 280

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Micron Technology, Inc. , 6 .05% , 11/1/35 , Callable 8/1/35 @ 100 ..................... $ 178 $ 192
NCR Voyix Corp. , 5 .13% , 4/15/29 , Callable 4/12/26 @ 101.28 (a) .................... 500 479
Oracle Corp.
4 .65% , 5/6/30 , Callable 3/6/30 @ 100 .................................... 1,029 1,006
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,318 1,920
5 .95% , 9/26/55 , Callable 3/26/55 @ 100 .................................. 956 804
Qnity Electronics, Inc.
5 .75% , 8/15/32 , Callable 8/15/28 @ 102.88 (a) .............................. 654 655
6 .25% , 8/15/33 , Callable 8/15/28 @ 103.13 (a) .............................. 500 507
Rocket Software, Inc. , 9 .00% , 11/28/28 , Callable 4/12/26 @ 103 (a) ................... 2,077 2,074
Roper Technologies, Inc. , 5 .10% , 9/15/35 , Callable 6/15/35 @ 100 ................... 1,079 1,048
Salesforce, Inc.
2 .70% , 7/15/41 , Callable 1/15/41 @ 100 .................................. 2,930 1,998
6 .40% , 3/15/46 , Callable 9/15/45 @ 100 .................................. 3,694 3,719
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 338 339
TD SYNNEX Corp. , 5 .30% , 10/10/35 , Callable 7/10/35 @ 100 ...................... 568 550
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 455 476
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (a) ............................ 3,423 3,356
VMware LLC , 2 .20% , 8/15/31 , Callable 5/15/31 @ 100 ........................... 550 483
27,546
Materials (1.3%):
Amcor Flexibles North America, Inc.
5 .50% , 3/17/35 , Callable 12/17/34 @ 100 ................................. 471 477
5 .13% , 3/12/36 , Callable 12/12/35 @ 100 ................................. 1,126 1,094
AmeriTex HoldCo Intermediate LLC , 7 .63% , 8/15/33 , Callable 8/15/28 @ 103.81 (a) ...... 500 516
Amrize Finance US LLC , 5 .40% , 4/7/35 , Callable 1/7/35 @ 100 ..................... 506 515
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 539 500
CRH America Finance, Inc.
5 .50% , 1/9/35 , Callable 10/9/34 @ 100 ................................... 821 838
5 .00% , 2/9/36 , Callable 11/9/35 @ 100 ................................... 1,168 1,146
5 .88% , 1/9/55 , Callable 7/9/54 @ 100 .................................... 405 403
Eagle Materials, Inc. , 5 .00% , 3/15/36 , Callable 12/15/35 @ 100 ...................... 2,742 2,623
Ecolab, Inc. , 5 .00% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 667 668
Huntsman International LLC , 2 .95% , 6/15/31 , Callable 3/15/31 @ 100 ................. 341 281
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 6,504 4,712
Martin Marietta Materials, Inc.
5 .15% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 363 363
5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 783 738
Packaging Corp. of America , 5 .20% , 8/15/35 , Callable 5/15/35 @ 100 ................. 384 381
Reliance, Inc. , 6 .85% , 11/15/36 ............................................. 215 237
Sonoco Products Co. , 5 .00% , 9/1/34 , Callable 6/1/34 @ 100 (i) ...................... 1,095 1,072
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (a) ............... 945 962
The Dow Chemical Co. , 5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (i) .................. 3,286 3,253
The Sherwin-Williams Co. , 5 .15% , 8/15/35 , Callable 5/15/35 @ 100 .................. 723 725
Vulcan Materials Co.
5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ................................... 910 925
5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ................................... 490 475
Westlake Corp. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 (i) ........................ 1,148 1,143
Windsor Holdings III LLC , 8 .50% , 6/15/30 , Callable 6/15/26 @ 104.25 (a) .............. 250 259
24,306
Real Estate (0.8%):
Alexandria Real Estate Equities, Inc. , 5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ............ 1,082 1,078
American Assets Trust LP , 6 .15% , 10/1/34 , Callable 7/1/34 @ 100 .................... 131 130
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 260 263
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 615 497
CBRE Services, Inc. , 5 .50% , 6/15/35 , Callable 3/15/35 @ 100 ....................... 241 243
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 701 634
Essex Portfolio LP , 5 .50% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,065 1,077
Extra Space Storage LP , 5 .35% , 1/15/35 , Callable 10/15/34 @ 100 .................... 922 924
GLP Capital LP/GLP Financing II, Inc. , 5 .63% , 3/1/36 , Callable 12/1/35 @ 100 .......... 1,160 1,128
Healthpeak OP LLC , 5 .38% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 347 348
Kilroy Realty LP , 6 .25% , 1/15/36 , Callable 10/15/35 @ 100 ........................ 387 383

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Public Storage Operating Co. , 5 .00% , 7/1/35 , Callable 4/1/35 @ 100 (i) ................ $ 1,115 $ 1,117
Regency Centers LP , 5 .10% , 1/15/35 , Callable 10/15/34 @ 100 ...................... 1,564 1,558
SBA Tower Trust
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 211 215
4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ............................... 688 691
2 .59% , 10/15/31 (a) .................................................. 500 447
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 81 80
The Howard Hughes Corp.
5 .88% , 3/1/32 , Callable 9/1/28 @ 102.94 (a) ................................ 787 757
6 .13% , 3/1/34 , Callable 3/1/29 @ 103.06 (a) ................................ 1,182 1,136
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 179 190
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (a) .. 931 956
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 1,128 1,122
14,974
Utilities (0.9%):
Black Hills Corp. , 6 .00% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 311 323
CenterPoint Energy Houston Electric LLC , 5 .05% , 3/1/35 , Callable 12/1/34 @ 100 ........ 1,300 1,297
Centerpoint Energy Restoration Bond Co. III LLC , 4 .86% , 12/15/39 .................. 1,165 1,136
Cleco Power LLC , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 (a) ...................... 698 693
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (b) ......... 27 26
Constellation Energy Generation LLC , 5 .00% , 2/1/31 , Callable 2/1/27 @ 101.67 (a) ........ 749 751
Dominion Energy, Inc. , 7 .00% ( H15T5Y + 251 bps ) , 6/1/54 , Callable 3/3/34 @ 100 (b) ....... 708 749
DTE Energy Co. , 5 .85% , 6/1/34 , Callable 3/1/34 @ 100 ........................... 878 920
Duke Energy Carolinas SC Storm Funding LLC , 4 .90% , 3/1/46 ...................... 388 384
Duke Energy Corp. , 3 .30% , 6/15/41 , Callable 12/15/40 @ 100 ....................... 1,282 962
Duke Energy Progress SC Storm Funding LLC , 5 .40% , 3/1/44 ....................... 168 171
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 383 338
Entergy Louisiana LLC , 5 .15% , 9/15/34 , Callable 6/15/34 @ 100 .................... 475 479
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 198 202
Interstate Power and Light Co. , 5 .60% , 6/29/35 , Callable 3/29/35 @ 100 ............... 356 365
Oncor Electric Delivery Co. LLC , 5 .35% , 4/1/35 , Callable 1/1/35 @ 100 ............... 1,372 1,402
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 124 125
Public Service Co. of Oklahoma , 5 .45% , 1/15/36 , Callable 10/15/35 @ 100 ............. 1,266 1,275
Vistra Operations Co. LLC
7 .75% , 10/15/31 , Callable 10/15/26 @ 103.88 (a) ............................ 1,246 1,305
6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (a) .............................. 2,869 2,969
15,872
Total Corporate Bonds (Cost $386,016)
a
a
a
380,945
Yankee Dollars (5.4%)
Communication Services (0.1%):
Altice France SA , 9 .50% , 11/1/29 , Callable 10/1/26 @ 101 (a) ....................... 99 100
Orange SA , 5 .00% , 1/13/36 , Callable 10/13/35 @ 100 (a) ........................... 753 740
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 873 815
TELUS Corp. , 6 .38% ( H15T5Y + 269 bps ) , 6/9/56 , Callable 3/9/31 @ 100 (b) ............. 762 753
2,408
Consumer Discretionary (1.2%):
Carnival Corp.
7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ............................... 712 739
6 .13% , 2/15/33 , Callable 2/15/28 @ 103.06 (a) (i) ............................ 4,268 4,308
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 25 22
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (a) ................... 779 761
NCL Corp. Ltd.
6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (a) ................................ 4,422 4,388
6 .25% , 9/15/33 , Callable 9/15/28 @ 103.13 (a) .............................. 1,065 1,034
Pershing Square Holdings Ltd. , 5 .50% , 10/28/32 , Callable 8/28/32 @ 100 (a) ............ 3,000 2,969
Royal Caribbean Cruises Ltd.
6 .25% , 3/15/32 , Callable 3/15/27 @ 103.13 (a) .............................. 1,645 1,682
6 .00% , 2/1/33 , Callable 8/1/27 @ 103 (a) .................................. 881 891
5 .25% , 2/27/38 , Callable 8/27/37 @ 100 .................................. 2,099 1,996

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 5/2/26 @ 100 (a) ........... $ 2,536 $ 2,531
21,321
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc. , 5 .08% , 9/29/35 , Callable 6/29/35 @ 100 (a) ............. 932 921
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 54 54
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (a) ...................... 559 566
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 2,374 2,030
Imperial Brands Finance PLC , 5 .63% , 7/1/35 , Callable 4/1/35 @ 100 (a) ................ 1,246 1,253
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5 .63% , 3/10/37 , Callable 12/10/36 @ 100 (a) ............................... 713 715
6 .25% , 3/1/56 , Callable 9/1/55 @ 100 .................................... 541 530
6,069
Energy (0.5%):
Aker BP ASA , 5 .13% , 10/1/34 , Callable 7/1/34 @ 100 (a) .......................... 523 511
Breakwater Energy Holdings SARL , 9 .25% , 11/15/30 , Callable 11/15/27 @ 104.63 (a) ...... 1,479 1,563
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 100 103
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (a) ...................... 1,104 1,129
Saudi Arabian Oil Co. , 5 .00% , 2/2/36 , Callable 11/2/35 @ 100 (a) .................... 2,375 2,279
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (a) ..................... 2,213 2,321
Var Energi ASA , 6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (a) ........................ 442 466
8,372
Financials (2.4%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 300 311
Ardonagh Finco Ltd. , 7 .75% , 2/15/31 , Callable 2/15/27 @ 103.88 (a) .................. 2,186 2,208
Ardonagh Group Finance Ltd. , 8 .88% , 2/15/32 , Callable 2/15/27 @ 104.44 (a) ........... 4,323 4,197
Ascot Group Ltd. , 6 .35% ( H15T5Y + 238 bps ) , 6/15/35 , Callable 3/15/30 @ 100 (a) (b) ....... 428 438
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 244 252
Azorra Finance Ltd. , 6 .25% , 2/15/34 , Callable 2/15/29 @ 103.13 (a) ................... 1,443 1,343
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 167 171
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 400 431
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 1,247 1,107
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... 750 699
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .63% ( H15T5Y + 338 bps ) , 2/11/35 , Callable 2/11/30 @ 100 (a) (b) ................ 294 304
8 .45% ( H15T5Y + 466 bps ) , 6/29/38 , Callable 6/29/33 @ 100 (a) (b) ................ 116 124
8 .13% ( H15T5Y + 421 bps ) , 1/8/39 , Callable 1/8/34 @ 100 (a) (b) .................. 288 303
BNP Paribas SA , 5 .74% ( SOFR + 188 bps ) , 2/20/35 , Callable 2/20/34 @ 100 (a) (b) (i) ....... 520 533
BPCE SA , 6 .29% ( SOFR + 204 bps ) , 1/14/36 , Callable 1/14/35 @ 100 (a) (b) .............. 205 214
Brookfield Asset Management Ltd.
5 .30% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 1,376 1,341
6 .08% , 9/15/55 , Callable 3/15/55 @ 100 .................................. 645 638
CI Financial Corp.
7 .50% , 5/30/29 , Callable 4/30/29 @ 100 (a) ................................ 274 287
3 .20% , 12/17/30 , Callable 9/17/30 @ 100 ................................. 1,718 1,534
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (b) ....... 300 311
Deutsche Bank AG , 5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (b) ......... 35 35
Fidelis Insurance Holdings Ltd. , 7 .75% ( H15T5Y + 428 bps ) , 6/15/55 , Callable 12/15/34 @
100 (b) ........................................................... 664 699
Flutter Treasury DAC
6 .38% , 4/29/29 , Callable 5/2/26 @ 103.19 (a) ............................... 1,238 1,259
5 .88% , 6/4/31 , Callable 4/15/27 @ 102.94 (a) ............................... 4,145 4,100
GGAM Finance Ltd.
6 .88% , 4/15/29 , Callable 5/2/26 @ 103.44 (a) ............................... 500 512
5 .88% , 3/15/30 , Callable 9/15/26 @ 102.94 (a) .............................. 200 200
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7 .25% , 2/15/31 , Callable 2/15/27 @ 103.63 (a) .............................. 620 626
8 .13% , 2/15/32 , Callable 2/15/27 @ 104.06 (a) .............................. 4,462 4,185
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 882 930
Jones Deslauriers Insurance Management, Inc.
8 .50% , 3/15/30 , Callable 5/2/26 @ 104.25 (a) ............................... 1,566 1,596
6 .88% , 10/1/33 , Callable 10/1/28 @ 103.44 (a) (i) ............................ 2,232 2,040

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (b) ........................................................... $ 1,115 $ 1,142
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (b) 227 233
Nationwide Building Society , 5 .54% ( SOFR + 165 bps ) , 7/14/36 , Callable 7/14/35 @ 100 (a) (b) 860 862
Royal Bank of Canada , 5 .15% , 2/1/34 (i) ...................................... 447 457
Societe Generale SA
5 .44% ( SOFR + 173 bps ) , 10/3/36 , Callable 10/3/35 @ 100 (a) (b) .................. 687 672
5 .40% ( SOFR + 160 bps ) , 4/10/37 , Callable 4/10/36 @ 100 (a) (b) .................. 1,069 1,034
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 250 187
Sumitomo Mitsui Trust Bank Ltd. , 5 .05% , 3/13/35 (a) ............................. 817 812
Sumitomo Mitsui Trust Group, Inc. , 5 .42% ( SOFR + 165 bps ) , 9/11/36 , Callable 9/11/35 @
100 (a) (b) ......................................................... 1,421 1,396
The Toronto-Dominion Bank , 5 .15% ( H15T5Y + 150 bps ) , 9/10/34 , Callable 9/10/29 @ 100 (b) 1,259 1,262
UBS Group AG
5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (a) (b) .................. 846 817
5 .20% ( SOFR + 134 bps ) , 8/10/37 , Callable 8/10/36 @ 100 (a) (b) .................. 725 707
Westpac Banking Corp. , 3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (b) .. 400 357
Zegona Finance PLC , 8 .63% , 7/15/29 , Callable 7/15/26 @ 104.31 (a) .................. 368 386
43,252
Health Care (0.1%):
1261229 BC Ltd. , 10 .00% , 4/15/32 , Callable 4/15/28 @ 105 (a) ...................... 400 407
Bausch + Lomb Corp. , 8 .38% , 10/1/28 , Callable 4/12/26 @ 104.19 (a) ................. 500 517
Perrigo Finance Unlimited Co. , 6 .13% , 9/30/32 , Callable 9/30/27 @ 103.06 ............. 588 537
1,461
Industrials (0.3%):
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (b) (j) .............. 391 389
AS Mileage Plan IP Ltd. , 5 .31% , 10/20/31 , Callable 8/20/31 @ 100 (a) (i) ............... 500 490
Avianca Midco 2 PLC
9 .63% , 2/14/30 , Callable 2/14/27 @ 104.81 (a) .............................. 477 444
9 .50% , 1/28/31 , Callable 1/28/28 @ 104.75 (a) .............................. 1,581 1,455
Bombardier, Inc. , 7 .25% , 7/1/31 , Callable 7/1/27 @ 103.63 (a) ....................... 200 210
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (a) ......... 1 1
Latam Airlines Group SA , 7 .63% , 1/7/31 , Callable 7/7/27 @ 103.81 (a) ................. 555 560
LG Energy Solution Ltd. , 5 .88% , 4/2/36 (a) ..................................... 797 790
nVent Finance SARL , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ...................... 808 830
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 9 .50% , 6/1/28 , Callable 5/2/26
@ 104.75 (a) (i) ..................................................... 1,013 990
6,159
Information Technology (0.5%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (a) ................. 289 296
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 7,432 7,630
Seagate Data Storage Technology Pte Ltd. , 8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (a) ... 250 262
8,188
Materials (0.0%):(f)
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (a) ................ 588 594
Real Estate (0.0%):(f)
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 555 491
Total Yankee Dollars (Cost $98,969)
a
a
a
98,315
Municipal Bonds (3.7%)
Arizona (0.0%):(f)
Arizona Board of Regents Revenue , Series B , 4 .81% , 7/1/35 ........................ 545 554
California (0.0%):(f)
California Infrastructure & Economic Development Bank Revenue , Series B , 6 .03% , 7/1/38 . 110 111
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
Series C1 , 5 .66% , 11/1/39 , Continuously Callable @100 ....................... 600 614

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series D-1 , 5 .84% , 5/1/44 , Continuously Callable @100 ....................... $ 370 $ 373
Series E1 , 5 .28% , 11/1/39 , Continuously Callable @102 ....................... 125 123
Series G-1 , 5 .86% , 11/1/43 , Continuously Callable @100 ...................... 505 511
Series O-1 , 5 .52% , 11/1/42 , Continuously Callable @100 ...................... 2,000 1,985
3,606
Connecticut (0.1%):
Connecticut Housing Finance Authority Revenue
Series A-2 , 5 .49% , 5/15/41 , Continuously Callable @100 ...................... 1,000 1,000
Series C-2 , 5 .81% , 11/15/39 , Continuously Callable @100 ..................... 320 330
1,330
Delaware (0.1%):
Delaware State Housing Authority Revenue , Series D , 5 .65% , 7/1/40 , Continuously Callable
@100 ........................................................... 2,000 2,033
Florida (0.3%):
County of Miami-Dade Aviation Revenue , Series C , 5 .55% , 10/1/43 , Continuously Callable
@100 ........................................................... 750 761
Florida Housing Finance Corp. Revenue
Series 4 , 5 .67% , 7/1/39 , Continuously Callable @100 ......................... 290 295
Series 4 , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 190 195
Series 6 , 5 .07% , 7/1/39 , Continuously Callable @100 ......................... 45 44
State Board of Administration Finance Corp. Revenue , Series A , 5 .53% , 7/1/34 , Continuously
Callable @100 ..................................................... 3,430 3,588
4,883
Georgia (0.1%):
City of Atlanta GA Airport Customer Facility Charge Revenue , Series A , 5 .43% , 7/1/40 ,
Continuously Callable @100 ........................................... 1,650 1,671
Hawaii (0.0%):(f)
State of Hawaii, GO
Series GN , 4 .64% , 10/1/34 ............................................ 340 342
Series GN , 5 .11% , 10/1/43 , Continuously Callable @100 ...................... 310 306
648
Idaho (0.2%):
Idaho Housing & Finance Association Revenue
Series A , 5 .67% , 1/1/45 , Continuously Callable @100 ......................... 455 460
Series C , 5 .43% , 7/1/39 , Continuously Callable @100 ......................... 355 356
Series D , 5 .76% , 7/1/40 , Continuously Callable @100 ........................ 740 765
Series E , 5 .44% , 7/1/40 , Continuously Callable @100 ......................... 1,390 1,409
2,990
Illinois (0.1%):
City of Chicago, GO
Series A , 6 .33% , 1/1/33 .............................................. 440 440
Series D , 5 .90% , 1/1/32 .............................................. 305 301
Series G , 6 .25% , 1/1/35 .............................................. 250 247
City of Kankakee, GO (INS - Build America Mutual Assurance Co.) , 5 .28% , 12/1/36 ,
Continuously Callable @100 ........................................... 65 66
Illinois Housing Development Authority Revenue
Series B , 5 .63% , 10/1/41 , Continuously Callable @100 ........................ 345 347
Series F , 5 .44% , 10/1/39 , Continuously Callable @100 ........................ 250 251
Sales Tax Securitization Corp. Revenue , Series B , 5 .23% , 1/1/39 , Continuously Callable @100 175 175
1,827
Indiana (0.1%):
Indiana Housing & Community Development Authority Revenue
Series A-2 , 5 .83% , 7/1/45 , Continuously Callable @100 ....................... 355 356
Series C-2 , 5 .56% , 7/1/40 , Continuously Callable @100 ....................... 960 968
1,324
Iowa (0.1%):
Iowa Finance Authority Revenue
Series D , 5 .64% , 7/1/37 , Continuously Callable @100 ........................ 500 517
Series H , 5 .38% , 7/1/39 , Continuously Callable @100 ........................ 1,000 1,006
1,523

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Louisiana (0.0%):(f)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .48% , 8/1/39 .............................................. $ 906 $ 873
Series A1-A3 , 5 .08% , 6/1/31 ........................................... 55 56
929
Maryland (0.1%):
Maryland Department of Housing & Community Development Revenue , Series D , 5 .96% ,
9/1/40 , Continuously Callable @100 ..................................... 1,000 1,029
Maryland Economic Development Corp. Revenue , 5 .07% , 11/30/34 ................... 65 66
1,095
Massachusetts (0.1%):
Massachusetts Development Finance Agency Revenue , Series B , 7 .38% , 10/1/35 ......... 335 342
Massachusetts Educational Financing Authority Revenue , Series A , 6 .17% , 7/1/50 ,
Continuously Callable @100 ........................................... 1,865 1,875
Massachusetts Housing Finance Agency Revenue , Series 238 , 4 .94% , 12/1/39 , Continuously
Callable @100 ..................................................... 150 141
2,358
Michigan (0.0%):(f)
Michigan State Housing Development Authority Revenue , Series E , 5 .10% , 12/1/39 ,
Continuously Callable @100 ........................................... 380 369
Minnesota (0.2%):
Minnesota Housing Finance Agency Revenue
Series B , 5 .50% , 7/1/41 , Continuously Callable @100 ......................... 900 902
Series D , 5 .58% , 8/1/39 , Continuously Callable @100 ........................ 90 92
Series J , 5 .62% , 7/1/39 , Continuously Callable @100 ......................... 170 178
Series M , 5 .73% , 7/1/39 , Continuously Callable @100 ........................ 350 360
Series M , 5 .92% , 7/1/44 , Continuously Callable @100 ........................ 330 337
Series P , 5 .39% , 7/1/39 , Continuously Callable @100 ......................... 470 465
Series V , 5 .88% , 7/1/44 , Continuously Callable @100 ......................... 425 423
2,757
Montana (0.0%):(f)
Montana Facility Finance Authority Revenue , 2 .44% , 8/15/31 ....................... 250 223
Nebraska (0.1%):
Nebraska Investment Finance Authority Revenue
Series B , 5 .49% , 9/1/41 , Continuously Callable @100 ......................... 750 751
Series H , 5 .77% , 3/1/43 , Continuously Callable @100 ........................ 190 193
944
Nevada (0.1%):
Nevada Housing Division Revenue
Series B , 5 .68% , 10/1/45 , Continuously Callable @100 ........................ 700 677
Series D , 5 .79% , 10/1/35 , Continuously Callable @100 ........................ 255 269
Series F , 5 .13% , 10/1/39 , Continuously Callable @100 ........................ 170 166
1,112
New Hampshire (0.0%):(f)
New Hampshire Business Finance Authority Revenue , Series B , 5 .35% , 11/1/39 , Continuously
Callable @100 ..................................................... 310 314
New Jersey (0.1%):
New Jersey Housing & Mortgage Finance Agency Revenue
Series L , 5 .64% , 10/1/34 , Continuously Callable @100 ........................ 30 31
Series L , 5 .71% , 10/1/35 , Continuously Callable @100 ........................ 40 42
Series N , 5 .85% , 10/1/40 , Continuously Callable @100 ........................ 1,465 1,503
1,576
New York (0.3%):
City of New York, GO , Series E-1 , 5 .16% , 10/1/40 , Continuously Callable @100 ......... 3,000 2,986
New York City Housing Development Corp. Revenue
3 .76% , 1/1/29 ..................................................... 250 247
Series C , 5 .71% , 11/1/39 , Continuously Callable @100 ........................ 265 273
Series C , 5 .90% , 11/1/44 , Continuously Callable @100 ........................ 225 230
New York City Transitional Finance Authority Future Tax Secured Revenue , Series G-3 ,
5 .11% , 5/1/36 , Continuously Callable @100 ................................ 225 229
New York State Dormitory Authority Revenue , Series B , 5 .23% , 7/1/35 (i) .............. 1,460 1,501

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 268 , 5 .57% ,
10/1/40 , Continuously Callable @100 .................................... $ 260 $ 259
5,725
North Carolina (0.2%):
City of Charlotte Certificate of Participation , 5 .46% , 6/1/40 , Continuously Callable @100 ... 790 804
North Carolina Housing Finance Agency Revenue
Series 54-B , 5 .60% , 7/1/39 , Continuously Callable @100 ...................... 130 130
Series 54-B , 5 .81% , 7/1/44 , Continuously Callable @100 ...................... 325 322
Series 57-B , 5 .80% , 7/1/50 , Continuously Callable @100 ...................... 200 192
Series 58-B , 5 .98% , 7/1/40 , Continuously Callable @100 ...................... 2,785 2,854
4,302
North Dakota (0.1%):
North Dakota Housing Finance Agency Revenue , Series B , 6 .01% , 7/1/40 , Continuously
Callable @100 ..................................................... 1,000 1,040
Ohio (0.0%):(f)
University of Cincinnati Revenue , Series B , 5 .53% , 6/1/40 , Continuously Callable @100 ... 65 66
Oregon (0.1%):
State of Oregon Housing & Community Services Department Revenue , Series A , 5 .54% ,
7/1/41 , Continuously Callable @100 ..................................... 1,100 1,111
State of Oregon, GO , Series B , 5 .36% , 5/1/39 , Continuously Callable @100 ............. 190 195
1,306
Pennsylvania (0.2%):
Allegheny County Airport Authority Revenue
Series B , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 305 314
Series B , 5 .62% , 1/1/37 , Continuously Callable @100 ......................... 255 263
Pennsylvania Housing Finance Agency Revenue
Series 145B , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 195 199
Series 146B , 5 .56% , 10/1/39 , Continuously Callable @100 ..................... 65 66
Series 147B , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 155 156
Series 149B , 5 .97% , 10/1/40 , Continuously Callable @100 ..................... 2,230 2,306
3,304
Rhode Island (0.0%):(f)
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83-T , 5 .71% , 10/1/39 , Continuously Callable @100 ..................... 200 202
Series 83-T , 5 .89% , 10/1/44 , Continuously Callable @100 ..................... 330 330
Series 84-T , 4 .93% , 10/1/39 , Continuously Callable @100 ..................... 275 259
791
South Carolina (0.1%):
Charleston County Airport District Revenue
Series C , 4 .58% , 7/1/33 .............................................. 750 751
Series C , 4 .63% , 7/1/34 .............................................. 730 729
County of Charleston Revenue , 1 .92% , 12/1/29 ................................. 250 231
Greenville-Spartanburg Airport District Revenue
Series B , 5 .06% , 7/1/34 .............................................. 15 15
Series B , 5 .11% , 7/1/35 , Continuously Callable @100 ......................... 20 20
1,746
South Dakota (0.0%):(f)
South Dakota Housing Development Authority Revenue , Series D , 5 .88% , 11/1/40 ,
Continuously Callable @100 ........................................... 768 790
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue , Series D ,
5 .27% , 7/1/35 ..................................................... 75 79
Tennessee Housing Development Agency Revenue
Series 1B , 5 .64% , 7/1/40 , Continuously Callable @100 ........................ 740 754
Series 2B , 5 .65% , 7/1/39 , Continuously Callable @100 ........................ 190 194
1,027
Texas (0.1%):
City of Houston Hotel Occupancy Tax & Special Revenue , Series B , 5 .12% , 9/1/41 ,
Continuously Callable @100 ........................................... 250 245
County of Harris Hotel Occupancy Tax Revenue , 5 .26% , 8/15/44 , Continuously Callable @100 160 157
State of Texas, GO
5 .31% , 10/1/40 , Continuously Callable @100 ............................... 1,500 1,542

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
5 .36% , 10/1/41 , Continuously Callable @100 ............................... $ 395 $ 404
Texas Department of Housing & Community Affairs Revenue
Series D , 5 .55% , 1/1/39 , Continuously Callable @100 ........................ 65 67
Series D , 5 .73% , 1/1/44 , Continuously Callable @100 ........................ 65 65
Texas Water Development Board Revenue , Series B , 4 .31% , 10/15/34 ................. 150 148
University of Houston Revenue , Series B , 4 .86% , 2/15/37 , Continuously Callable @100 .... 25 25
2,653
Utah (0.1%):
Utah Housing Corp. Revenue
Series F , 5 .61% , 7/1/36 , Continuously Callable @100 ......................... 85 84
Series F , 5 .69% , 7/1/39 , Continuously Callable @100 ......................... 265 262
Series F , 5 .94% , 7/1/40 , Continuously Callable @100 ......................... 1,210 1,250
1,596
Virginia (0.3%):
Virginia Housing Development Authority Revenue
Series A , 5 .54% , 7/1/41 , Continuously Callable @100 ......................... 1,500 1,511
Series B , 5 .66% , 10/1/39 , Continuously Callable @100 ........................ 320 326
Series B , 5 .87% , 7/1/40 , Continuously Callable @100 ......................... 1,230 1,263
Series C , 5 .31% , 10/1/39 , Continuously Callable @100 ........................ 300 298
Series E , 5 .51% , 7/1/39 , Continuously Callable @100 ......................... 480 485
Series F , 5 .34% , 7/1/40 , Continuously Callable @100 ......................... 1,545 1,537
5,420
Washington (0.0%):(f)
Port of Seattle Revenue , Series C , 4 .45% , 9/1/32 ................................. 750 743
West Virginia (0.0%):(f)
West Virginia Housing Development Fund Revenue
Series C , 5 .83% , 11/1/39 , Continuously Callable @100 ........................ 115 118
Series C , 6 .02% , 11/1/44 , Continuously Callable @100 ........................ 130 133
251
Wisconsin (0.1%):
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
Series B , 5 .87% , 9/1/40 , Continuously Callable @100 ......................... 665 684
Series B , 5 .44% , 9/1/41 , Continuously Callable @100 ......................... 525 522
1,206
Total Municipal Bonds (Cost $65,421)
a
a
a
66,143
U.S. Government Agency Mortgages (26.8%)
Federal Farm Credit Banks Funding Corporation
2 .55% , 12/21/34 .................................................... 309 261
2 .20% , 9/2/36 ..................................................... 795 620
5 .60% , 8/5/39 ..................................................... 333 331
1,212
Federal Home Loan Mortgage Corporation
1 .50% , 4/1/37 ..................................................... 417 375
5 .50% , 8/1/38 - 2/1/55 ............................................... 16,268 16,415
5 .00% , 2/1/40 - 12/1/55 .............................................. 25,490 25,286
3 .00% , 4/1/40 - 5/1/52 ............................................... 1,508 1,335
5 .10% , 7/1/40 ..................................................... 428 437
2 .50% , 5/1/42 ..................................................... 1,195 1,072
4 .50% , 11/1/42 - 12/1/55 .............................................. 110,943 107,832
4 .00% , 1/1/43 - 12/1/54 .............................................. 26,448 25,057
3 .50% , 2/1/52 - 12/1/52 .............................................. 13,650 12,532
6 .00% , 8/1/53 - 3/1/55 ............................................... 3,368 3,445
193,786
Federal National Mortgage Association
2 .13% , 1/1/34 ..................................................... 501 430
4 .46% , 4/1/35 ..................................................... 1,232 1,221
1 .50% , 3/1/37 ..................................................... 709 641
5 .00% , 12/1/37 - 2/1/56 .............................................. 108,255 107,183
4 .00% , 4/1/38 - 2/1/55 ................................................ 28,131 26,666
4 .50% , 11/1/40 - 1/1/56 .............................................. 42,100 40,985
3 .50% , 12/1/42 - 12/1/53 ............................................. 12,447 11,441

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
5 .50% , 12/1/44 - 12/1/55 ............................................. $ 49,363 $ 49,864
2 .50% , 10/1/50 - 7/1/52 .............................................. 853 721
6 .00% , 7/1/52 - 11/1/54 .............................................. 2,707 2,773
241,925
Government National Mortgage Association
5 .00% , 8/20/38 - 11/20/54 ............................................. 6,129 6,101
3 .00% , 6/20/50 - 12/20/53 ............................................. 23,808 21,263
2 .50% , 1/20/51 - 9/20/53 ............................................. 10,007 8,596
3 .50% , 2/20/52 - 2/20/54 ............................................. 2,772 2,564
4 .00% , 6/20/52 - 5/20/53 ............................................. 2,799 2,645
4 .50% , 8/20/52 - 11/20/53 ............................................. 4,068 3,950
5 .50% , 4/20/53 - 2/20/54 ............................................. 2,897 2,943
6 .00% , 9/20/53 - 10/20/53 ............................................. 659 676
5 .50% , 1/20/54 .................................................... 219 222
7 .50% , 10/20/54 .................................................... 246 251
49,211
Total U.S. Government Agency Mortgages (Cost $487,300)
a
a
a
486,134
U.S. Treasury Obligations (16.1%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 17,944 18,283
5 .00% , 5/15/37 .................................................... 34,173 36,149
4 .38% , 11/15/39 .................................................... 33,362 32,507
1 .38% , 11/15/40 .................................................... 2,500 1,610
4 .75% , 2/15/41 .................................................... 10,000 10,050
1 .75% , 8/15/41 .................................................... 10,650 7,121
3 .38% , 8/15/42 .................................................... 2,275 1,900
3 .88% , 5/15/43 .................................................... 796 706
4 .38% , 8/15/43 .................................................... 6,174 5,828
4 .63% , 11/15/44 .................................................... 2,450 2,370
4 .75% , 2/15/45 .................................................... 8,712 8,561
5 .00% , 5/15/45 .................................................... 3,000 3,039
4 .88% , 8/15/45 .................................................... 11,482 11,446
4 .63% , 11/15/45 .................................................... 17,000 16,397
4 .63% , 2/15/46 .................................................... 6,857 6,608
1 .25% , 5/15/50 .................................................... 465 221
2 .00% , 8/15/51 .................................................... 4,250 2,419
3 .63% , 2/15/53 .................................................... 763 612
3 .63% , 5/15/53 .................................................... 921 738
4 .13% , 8/15/53 .................................................... 5,868 5,147
4 .75% , 11/15/53 .................................................... 3,040 2,956
4 .25% , 8/15/54 .................................................... 5,078 4,548
4 .63% , 2/15/55 .................................................... 3,142 2,996
4 .75% , 5/15/55 .................................................... 3,000 2,921
4 .75% , 8/15/55 .................................................... 9,366 9,125
4 .63% , 11/15/55 .................................................... 15,601 14,901
U.S. Treasury Notes
3 .75% , 5/15/28 .................................................... 250 250
3 .38% , 9/15/28 .................................................... 3,385 3,350
4 .00% , 5/31/30 .................................................... 250 251
3 .63% , 9/30/30 .................................................... 7,514 7,421
4 .63% , 5/31/31 .................................................... 100 103
4 .13% , 5/31/32 .................................................... 250 251
3 .88% , 8/31/32 .................................................... 200 198
3 .88% , 9/30/32 .................................................... 14,807 14,615
4 .13% , 11/15/32 .................................................... 13,827 13,834
4 .50% , 11/15/33 .................................................... 7,767 7,928
4 .63% , 2/15/35 .................................................... 4,411 4,525
4 .25% , 5/15/35 .................................................... 13,000 12,965

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
4 .25% , 8/15/35 .................................................... $ 17,517 $ 17,454
Total U.S. Treasury Obligations (Cost $296,695)
a
a
a
292,304
Commercial Paper (0.4%)
Energy (0.4%):
Ovintiv, Inc. , 4 .20% , 4/1/26 (a) (k) ........................................... 6,300 6,299
Total Commercial Paper (Cost $6,300)
a
a
a
6,299
Shares
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (l) ........ 5,032,389 5,033
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (l) ............ 5,032,389 5,033
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (l) ................ 5,032,389 5,032
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (l) . 5,032,389 5,032
Total Collateral for Securities Loaned (Cost $20,130)
a
a
a
20,130
Total Investments (Cost $1,844,999) — 101.2% 1,833,360
Liabilities in excess of other assets —  (1.2)% (21,386)
NET ASSETS - 100.00% $ 1,811,974
At March 31, 2026, the Fund's investments in foreign securities were 7.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$657,914 (thousands) and amounted to 36.3% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(c) Security is interest only.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Amount represents less than 0.05% of net assets.
(g) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At March 31, 2026, the Fund held unfunded or partially unfunded loan commitments of $178 (thousands), which included $(2)
(thousands) unrealized loss.
(h) Up to 6.75% of the coupon may be PIK.
(i) All or a portion of this security is on loan.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) Rate represents the effective yield at March 31, 2026.
(l) Rate disclosed is the daily yield on March 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company

Victory Portfolios II
VictoryShares Core Plus Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
LLLP
—
Limited Liability Limited Partnership
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of March 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2026.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 360 6/18/26 $ 40,701 $ 39,977 $ (724)
30-Year U.S. Treasury Bond Futures ..... 220 6/18/26 25,865 25,053 (812)
5-Year U.S. Treasury Note Futures ....... 140 6/30/26 15,334 15,145 (189)
$ (1,725)
Total unrealized appreciation $ —
Total unrealized depreciation (1,725)
Total net unrealized appreciation (depreciation) $ (1,725)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (76.5%)
Communication Services (4.7%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 (a) ............................. $ 2,000 $ 1,440
Charter Communications Operating LLC/Charter Communications Operating Capital , 5 .38% ,
4/1/38 , Callable 10/1/37 @ 100 ......................................... 750 673
Comcast Corp.
5 .30% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 300 304
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 (b) ................................. 1,000 566
Meta Platforms, Inc. , 5 .50% , 11/15/45 , Callable 5/15/45 @ 100 ...................... 150 142
Omnicom Group, Inc. , 4 .20% , 3/2/29 , Callable 2/2/29 @ 100 ....................... 300 297
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 445 431
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 550 525
4 .38% , 3/15/43 .................................................... 190 115
T-Mobile US, Inc.
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 550 500
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 (a) ................................ 500 439
5 .70% , 1/15/56 , Callable 7/15/55 @ 100 .................................. 440 418
Verizon Communications, Inc.
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 750 658
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 1,000 607
7,115
Consumer Discretionary (4.5%):
Amazon.com, Inc. , 5 .65% , 3/13/46 , Callable 9/13/45 @ 100 ........................ 250 249
AutoNation, Inc.
3 .85% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 500 465
5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 210 214
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 (a) .............. 300 302
Daimler Truck Finance North America LLC
2 .38% , 12/14/28 (b) ................................................. 350 330
5 .38% , 6/25/34 , Callable 3/25/34 @ 100 (b) ................................ 200 200
General Motors Financial Co., Inc.
5 .35% , 7/15/27 .................................................... 200 202
5 .95% , 4/4/34 , Callable 1/4/34 @ 100 .................................... 300 308
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 175 181
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 167 145
Hasbro, Inc. , 4 .65% , 3/12/31 , Callable 2/12/31 @ 100 ............................. 152 150
Lithia Motors, Inc. , 3 .88% , 6/1/29 , Callable 5/2/26 @ 100.97 (b) ..................... 250 238
Lowe's Cos., Inc. , 2 .80% , 9/15/41 , Callable 3/15/41 @ 100 ......................... 1,000 704
Marriott International, Inc.
3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................................. 250 230
5 .25% , 10/15/35 , Callable 7/15/35 @ 100 ................................. 150 149
Mattel, Inc.
3 .75% , 4/1/29 , Callable 4/12/26 @ 100 (b) ................................. 320 310
5 .00% , 11/17/30 , Callable 10/17/30 @ 100 (a) ............................... 54 54
O'Reilly Automotive, Inc. , 5 .00% , 8/19/34 , Callable 5/19/34 @ 100 ................... 350 347
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (b) .......................... 750 677
Stellantis Finance US, Inc. , 6 .45% , 3/18/35 , Callable 12/18/34 @ 100 (a) (b) ............. 200 197
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 260 261
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 600 336
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (b) .................................. 250 248
5 .80% , 3/27/35 , Callable 12/27/34 @ 100 (b) ............................... 275 275
6,772
Consumer Staples (4.8%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 4 .88% , 2/15/30 ,
Callable 5/2/26 @ 102.44 (b) ........................................... 250 245
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 300 274
6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .................................... 200 217
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (b) ................. 400 397

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... $ 500 $ 455
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 250 222
Coca-Cola Consolidated, Inc. , 5 .45% , 6/1/34 , Callable 3/1/34 @ 100 .................. 300 308
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6 .63% , 7/15/30 , Callable 7/16/26 @ 103.31 (b) .............................. 190 188
5 .60% , 1/15/31 , Callable 12/15/30 @ 100 (b) ............................... 47 45
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 250 253
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 250 219
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 250 245
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 325 253
Maple Parent Holdings Corp.
4 .75% , 3/26/29 , Callable 2/26/29 @ 100 (b) ................................ 150 150
5 .70% , 3/26/36 , Callable 12/26/35 @ 100 (b) ............................... 340 337
6 .63% , 3/26/56 , Callable 9/26/55 @ 100 (b) ................................ 200 197
Mars, Inc. , 5 .70% , 5/1/55 , Callable 11/1/54 @ 100 (b) ............................. 275 268
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 500 435
Philip Morris International, Inc. , 5 .63% , 9/7/33 , Callable 6/7/33 @ 100 ................ 500 522
Sysco Corp.
2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ................................. 500 437
5 .40% , 3/23/35 , Callable 12/23/34 @ 100 ................................. 100 99
4 .95% , 3/25/36 , Callable 12/25/35 @ 100 ................................. 211 201
The Campbell's Company , 5 .40% , 3/21/34 , Callable 12/21/33 @ 100 .................. 500 485
The J.M. Smucker Co.
6 .50% , 11/15/43 , Callable 5/15/43 @ 100 .................................. 225 235
6 .50% , 11/15/53 , Callable 5/15/53 @ 100 (a) ................................ 225 234
The Kroger Co. , 5 .50% , 9/15/54 , Callable 3/15/54 @ 100 .......................... 350 325
7,246
Energy (5.2%):
APA Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 .............................. 250 178
Boardwalk Pipelines LP , 5 .38% , 2/15/36 , Callable 11/15/35 @ 100 ................... 235 231
Cheniere Energy, Inc.
4 .63% , 10/15/28 , Callable 4/12/26 @ 100 ................................. 120 120
5 .20% , 7/30/36 , Callable 1/30/36 @ 100 (b) ................................ 245 242
Columbia Pipelines Operating Co. LLC , 6 .54% , 11/15/53 , Callable 5/15/53 @ 100 (b) ...... 200 210
ConocoPhillips Co. , 5 .55% , 3/15/54 , Callable 9/15/53 @ 100 ....................... 250 240
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 450 452
DCP Midstream Operating LP , 5 .60% , 4/1/44 , Callable 10/1/43 @ 100 ................. 250 238
DT Midstream, Inc. , 5 .80% , 12/15/34 , Callable 9/15/34 @ 100 (b) .................... 300 308
Eastern Energy Gas Holdings LLC
5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ................................. 225 233
5 .65% , 10/15/54 , Callable 4/15/54 @ 100 ................................. 275 259
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (d) ...................... 250 250
5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 164 163
5 .35% , 5/15/45 , Callable 11/15/44 @ 100 .................................. 200 179
Enterprise Products Operating LLC , 5 .55% , 2/16/55 , Callable 8/15/54 @ 100 ............ 350 337
Gulfstream Natural Gas System LLC , 5 .60% , 7/23/35 , Callable 4/23/35 @ 100 (b) ......... 260 264
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 .................... 260 256
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 250 258
MPLX LP , 4 .70% , 4/15/48 , Callable 10/15/47 @ 100 ............................. 500 407
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 400 295
ONEOK, Inc.
5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ................................... 260 253
6 .25% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 250 245
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 250 269
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 (b) .......................... 250 216
Plains All American Pipeline LP/PAA Finance Corp.
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 300 289
5 .70% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 150 153
5 .60% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 200 201
Repsol E&P Capital Markets US LLC , 5 .98% , 9/16/35 , Callable 6/16/35 @ 100 (b) ........ 200 203
Shell Finance US, Inc. , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ....................... 250 235

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Targa Resources Corp. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 ..................... $ 125 $ 126
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
4/12/26 @ 101.83 .................................................. 250 252
Western Midstream Operating LP , 5 .25% , 2/1/50 , Callable 8/1/49 @ 100 ............... 350 295
7,857
Financials (23.5%):
200 Park Funding Trust , 5 .74% , 2/15/55 , Callable 8/15/54 @ 100 (b) .................. 220 211
Ally Financial, Inc.
4 .70% ( H15T5Y + 387 bps ) , Callable 5/15/26 @ 100 (a) (c) (d) .................... 190 188
7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ................................. 278 288
6 .18% ( SOFR + 229 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) .................... 200 200
American Express Co.
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) .................... 500 498
4 .80% ( SOFR + 124 bps ) , 10/24/36 , Callable 10/24/35 @ 100 (c) .................. 420 406
American National Global Funding , 5 .55% , 1/28/30 (b) ............................ 162 164
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (b) .................. 500 437
Antares Holdings LP , 6 .35% , 10/23/29 , Callable 9/23/29 @ 100 (b) .................... 250 247
Aon North America, Inc. , 5 .45% , 3/1/34 , Callable 12/1/33 @ 100 .................... 300 307
Ares Capital Corp. , 5 .25% , 4/12/31 , Callable 3/12/31 @ 100 ........................ 200 193
Arthur J. Gallagher & Co. , 5 .15% , 2/15/35 , Callable 11/15/34 @ 100 .................. 250 248
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 250 218
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (b) .............. 250 262
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (d) ...................... 500 492
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (c) ................ 1,250 1,228
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (c) .................... 1,750 1,587
Blackstone Private Credit Fund , 5 .35% , 3/12/31 , Callable 2/12/31 @ 100 ............... 200 190
Block Financial LLC , 3 .88% , 8/15/30 , Callable 5/15/30 @ 100 (a) .................... 200 188
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 ................. 175 173
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 ..................... 250 216
BMW US Capital LLC , 3 .70% , 4/1/32 , Callable 1/1/32 @ 100 (b) .................... 250 233
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 300 303
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 84 84
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ..... 500 511
Citizens Financial Group, Inc.
5 .25% ( SOFR + 126 bps ) , 3/5/31 , Callable 3/5/30 @ 100 (c) ...................... 225 228
5 .30% ( H15T5Y + 145 bps ) , 1/29/36 , Callable 1/29/31 @ 100 (c) .................. 91 90
CNO Global Funding , 4 .70% , 12/11/30 (b) ..................................... 300 296
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 500 501
F&G Global Funding , 2 .00% , 9/20/28 (b) ...................................... 250 233
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (b) ................ 750 742
Fidelity National Information Services, Inc. , 4 .80% , 3/10/31 , Callable 2/10/31 @ 100 ...... 128 127
Fifth Third Bancorp , 5 .14% ( SOFR + 124 bps ) , 1/29/37 , Callable 1/29/36 @ 100 (c) ......... 500 487
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 750 646
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 250 254
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (c) ........... 50 51
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 250 253
5 .25% , 8/11/35 , Callable 5/11/35 @ 100 (a) ................................ 250 243
Ford Motor Credit Co. LLC
6 .80% , 5/12/28 , Callable 4/12/28 @ 100 .................................. 250 258
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 300 297
5 .87% , 10/31/35 , Callable 7/31/35 @ 100 ................................. 285 274
Gabx Leasing LLC , 5 .30% , 4/15/36 , Callable 1/15/36 @ 100 (b) ...................... 250 245
Global Atlantic Fin Co. , 3 .13% , 6/15/31 , Callable 3/15/31 @ 100 (b) ................... 250 219
Global Payments, Inc.
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 250 248
5 .40% , 3/15/33 , Callable 1/15/33 @ 100 .................................. 200 195
5 .55% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 150 144
Globe Life, Inc. , 5 .85% , 9/15/34 , Callable 6/15/34 @ 100 (a) ........................ 115 119
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (b) ............ 150 141

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... $ 250 $ 250
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 500 429
Hyundai Capital America, Inc. , 5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (b) .............. 300 304
JPMorgan Chase & Co.
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (c) .................... 250 247
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (c) .................. 250 233
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (a) (c) .................... 530 467
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (c) .................... 720 728
5 .58% ( SOFR + 164 bps ) , 7/23/36 , Callable 7/23/35 @ 100 (c) .................... 285 289
4 .81% ( SOFR + 119 bps ) , 10/22/36 , Callable 10/22/35 @ 100 (c) .................. 200 194
3 .16% ( TSFR3M + 146 bps ) , 4/22/42 , Callable 4/22/41 @ 100 (c) .................. 500 375
3 .33% ( SOFR + 158 bps ) , 4/22/52 , Callable 4/22/51 @ 100 (c) .................... 1,000 679
Keybank National Association , 3 .90% , 4/13/29 .................................. 500 488
KeyCorp , 5 .31% ( SOFR + 137 bps ) , 1/28/37 , Callable 1/28/36 @ 100 (c) ................. 250 245
Loews Corp. , 4 .94% , 4/1/36 , Callable 1/1/36 @ 100 .............................. 300 293
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 215 214
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 250 247
Marsh & McLennan Cos., Inc.
4 .95% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 137 136
5 .40% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 325 305
MetLife, Inc. , 4 .13% , 8/13/42 .............................................. 500 411
Morgan Stanley
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (c) ....................... 1,950 1,945
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (c) ............... 250 217
5 .32% ( SOFR + 156 bps ) , 7/19/35 , Callable 7/19/34 @ 100 (c) .................... 250 251
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 550 473
2 .80% ( SOFR + 143 bps ) , 1/25/52 , Callable 1/25/51 @ 100 (c) .................... 1,000 609
MSCI, Inc. , 5 .25% , 9/1/35 , Callable 6/1/35 @ 100 ............................... 240 235
MSD Investment Corp. , 6 .13% , 2/5/31 , Callable 1/5/31 @ 100 (b) .................... 100 97
New York Life Global Funding , 1 .85% , 8/1/31 (b) ................................ 500 434
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (b) ............................ 250 252
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 500 534
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 250 224
Protective Life Global Funding , 5 .47% , 12/8/28 (b) ............................... 300 307
Prudential Financial, Inc. , 3 .94% , 12/7/49 , Callable 6/7/49 @ 100 .................... 500 372
Regions Bank , 6 .45% , 6/26/37 ............................................. 500 526
RGA Global Funding , 5 .50% , 1/11/31 (b) ...................................... 350 360
Santander Holdings USA, Inc. , 6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) . 250 259
State Street Corp. , 6 .12% ( SOFR + 196 bps ) , 11/21/34 , Callable 11/21/33 @ 100 (c) ......... 250 264
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 250 221
Synchrony Financial , 5 .94% ( SOFRINDX + 213 bps ) , 8/2/30 , Callable 8/2/29 @ 100 (c) ...... 200 203
The Allstate Corp. , 6 .85% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 5/2/26 @ 100 (c) ......... 500 499
The Bank of New York Mellon Corp. , 5 .61% ( SOFR + 177 bps ) , 7/21/39 , Callable 7/21/34 @
100 (c) ........................................................... 227 231
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .... 150 158
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 250 259
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,000 933
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (c) .................... 250 257
TPG Operating Group II LP , 4 .88% , 5/15/31 , Callable 4/15/31 @ 100 ................. 225 221
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (a) (c) (d) .................... 500 500
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (c) .................. 1,000 946
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) ............. 250 257
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 250 171
Webster Financial Corp. , 4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................... 500 490
Wells Fargo & Co. , 2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) . 250 236
Willis North America, Inc. , 5 .15% , 3/15/36 , Callable 12/15/35 @ 100 ................. 143 140
Zions Bancorp NA , 4 .48% ( SOFR + 106 bps ) , 2/9/29 , Callable 2/9/28 @ 100 (c) ........... 350 347
35,325
Health Care (6.3%):
180 Medical, Inc. , 5 .30% , 10/8/35 , Callable 7/8/35 @ 100 (b) ........................ 99 97

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
AbbVie, Inc.
4 .25% , 11/21/49 , Callable 5/21/49 @ 100 .................................. $ 500 $ 405
5 .55% , 3/15/56 , Callable 9/15/55 @ 100 .................................. 300 293
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 (a) .................. 275 271
Amgen, Inc.
1 .65% , 8/15/28 , Callable 6/15/28 @ 100 .................................. 500 471
4 .85% , 2/19/36 , Callable 11/19/35 @ 100 .................................. 300 295
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 250 194
Baxter International, Inc.
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 (b) ................................. 250 209
5 .65% , 12/15/35 , Callable 9/15/35 @ 100 ................................. 186 182
3 .50% , 8/15/46 , Callable 2/15/46 @ 100 .................................. 535 351
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 210 217
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 250 247
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 148 159
4 .55% , 2/20/48 , Callable 8/20/47 @ 100 .................................. 300 254
2 .55% , 11/13/50 , Callable 5/13/50 @ 100 .................................. 500 292
DENTSPLY SIRONA, Inc.
3 .25% , 6/1/30 , Callable 3/1/30 @ 100 (a) .................................. 1,000 920
8 .38% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (c) .................. 120 117
Elevance Health, Inc.
5 .15% , 6/15/29 , Callable 5/15/29 @ 100 .................................. 300 306
4 .55% , 5/15/52 , Callable 11/15/51 @ 100 .................................. 250 201
Fresenius Medical Care US Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (b) ... 250 221
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 100 102
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 94 79
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 500 441
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .88% , 6/15/54 , Callable 12/15/53 @
100 (b) ........................................................... 300 282
Humana, Inc.
5 .38% , 4/15/31 , Callable 2/15/31 @ 100 .................................. 170 172
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 250 247
Regeneron Pharmaceuticals, Inc. , 2 .80% , 9/15/50 , Callable 3/15/50 @ 100 .............. 400 242
Revvity, Inc. , 2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 500 450
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 30 31
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 .................................. 75 77
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 75 77
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 ................................. 74 72
The Cigna Group
3 .40% , 3/1/27 , Callable 12/1/26 @ 100 ................................... 500 496
5 .25% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 225 225
Universal Health Services, Inc.
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 (b) ............................... 191 166
5 .05% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 150 143
VSP Optical Group, Inc. , 5 .45% , 12/1/35 , Callable 9/1/35 @ 100 (b) ................... 81 79
Zoetis, Inc. , 5 .00% , 8/17/35 , Callable 5/17/35 @ 100 ............................. 400 397
9,480
Industrials (6.3%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 750 665
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 250 221
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ 200 196
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (b) .................... 500 507
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 500 390
Carlisle Cos., Inc. , 5 .55% , 9/15/40 , Callable 6/15/40 @ 100 ......................... 55 54
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 400 315
Delta Air Lines, Inc. , 5 .25% , 7/10/30 , Callable 6/10/30 @ 100 ....................... 150 151
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (b) ......................... 229 229
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 250 191

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
FedEx Freight Holding Co., Inc.
4 .30% , 3/15/29 , Callable 2/15/29 @ 100 (b) ................................ $ 200 $ 198
5 .25% , 3/15/36 , Callable 12/15/35 @ 100 (b) ............................... 200 193
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 250 236
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 750 668
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 250 255
MasTec, Inc. , 5 .90% , 6/15/29 , Callable 5/15/29 @ 100 ............................ 214 221
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 500 380
Owens Corning , 5 .95% , 6/15/54 , Callable 12/15/53 @ 100 (a) ....................... 300 297
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (b) ................................ 100 102
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (b) ................................ 250 263
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 300 279
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 182 192
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 250 201
Ryder System, Inc. , 2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ..................... 500 493
Southwest Airlines Co. , 5 .25% , 11/15/35 , Callable 8/15/35 @ 100 .................... 300 282
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 500 475
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 300 290
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 500 472
United Airlines Pass Through Trust , 5 .45% , 2/15/37 .............................. 258 263
Verisk Analytics, Inc.
5 .25% , 6/5/34 , Callable 3/5/34 @ 100 .................................... 300 299
5 .13% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 250 244
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (b) ......................... 157 159
9,381
Information Technology (5.2%):
Autodesk, Inc. , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .......................... 450 395
Broadcom, Inc.
2 .60% , 2/15/33 , Callable 11/15/32 @ 100 .................................. 1,000 874
4 .95% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 231 228
Dell International LLC/EMC Corp.
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 (a) ................................. 150 145
5 .10% , 2/15/36 , Callable 11/15/35 @ 100 .................................. 283 277
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 (b) ............................... 500 373
Hewlett Packard Enterprise Co.
5 .25% , 4/1/33 , Callable 2/1/33 @ 100 .................................... 250 249
5 .00% , 10/15/34 , Callable 7/15/34 @ 100 ................................. 215 208
International Business Machines Corp. , 4 .95% , 2/3/36 , Callable 11/3/35 @ 100 .......... 500 487
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 500 461
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 200 198
Leidos, Inc.
4 .10% , 3/15/29 , Callable 2/15/29 @ 100 .................................. 300 297
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 250 259
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 150 152
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 150 144
Micron Technology, Inc.
5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ................................... 250 267
6 .05% , 11/1/35 , Callable 8/1/35 @ 100 ................................... 150 162
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 250 150
Motorola Solutions, Inc. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 .................... 240 245
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 320 265
5 .88% , 9/26/45 , Callable 3/26/45 @ 100 .................................. 300 259
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 650 392
Salesforce, Inc.
5 .55% , 3/15/36 , Callable 12/15/35 @ 100 ................................. 150 150
6 .40% , 3/15/46 , Callable 9/15/45 @ 100 .................................. 200 201
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 245 245
TD SYNNEX Corp. , 5 .30% , 10/10/35 , Callable 7/10/35 @ 100 ...................... 240 232

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. $ 500 $ 487
7,802
Materials (4.2%):
Amcor Flexibles North America, Inc.
2 .69% , 5/25/31 , Callable 2/25/31 @ 100 .................................. 227 205
5 .13% , 3/12/36 , Callable 12/12/35 @ 100 ................................. 95 92
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 588 546
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 500 434
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (b) ................... 500 500
CF Industries, Inc. , 5 .30% , 11/26/35 , Callable 8/26/35 @ 100 ....................... 235 234
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (b) ............................................ 215 215
CRH America Finance, Inc. , 5 .50% , 1/9/35 , Callable 10/9/34 @ 100 .................. 250 255
Ecolab, Inc. , 2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ............................ 250 150
Glencore Funding LLC
1 .63% , 4/27/26 (b) .................................................. 300 299
5 .51% , 4/1/36 , Callable 1/1/36 @ 100 (b) .................................. 350 350
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 185 134
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500 353
Martin Marietta Materials, Inc. , 5 .50% , 12/1/54 , Callable 6/1/54 @ 100 ................ 150 141
Olin Corp. , 6 .63% , 4/1/33 , Callable 4/1/28 @ 103.31 (b) ........................... 245 240
Packaging Corp. of America
5 .20% , 8/15/35 , Callable 5/15/35 @ 100 .................................. 83 82
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 750 472
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 250 225
Syensqo Finance America LLC , 5 .85% , 6/4/34 , Callable 3/4/34 @ 100 (b) ............... 300 305
The Dow Chemical Co.
5 .65% , 3/15/36 , Callable 12/15/35 @ 100 (a) ............................... 240 238
5 .25% , 11/15/41 , Callable 5/15/41 @ 100 .................................. 245 216
Vulcan Materials Co. , 5 .70% , 12/1/54 , Callable 6/1/54 @ 100 ....................... 200 194
Westlake Corp. , 5 .55% , 11/15/35 , Callable 8/15/35 @ 100 (a) ........................ 275 274
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 200 176
6,330
Real Estate (3.7%):
Alexandria Real Estate Equities, Inc.
2 .00% , 5/18/32 , Callable 2/18/32 @ 100 .................................. 500 419
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 270 269
3 .55% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 500 340
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 500 430
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 250 224
5 .50% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 150 151
Crown Castle, Inc.
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 250 221
2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ................................... 250 177
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 250 222
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500 440
GLP Capital LP/GLP Financing II, Inc.
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 117 104
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 150 147
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 400 354
Host Hotels & Resorts LP , 3 .50% , 9/15/30 , Callable 6/15/30 @ 100 ................... 500 470
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 400 318
Kimco Realty OP LLC , 4 .85% , 3/1/35 , Callable 12/1/34 @ 100 ...................... 350 343
Phillips Edison Grocery Center Operating Partnership I LP , 4 .95% , 1/15/35 , Callable 10/15/34
@ 100 ........................................................... 215 208
Simon Property Group LP , 2 .25% , 1/15/32 , Callable 10/15/31 @ 100 .................. 250 218
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 ..... 230 229
The Northwestern Mutual Life Insurance Co. , 6 .17% , 5/29/55 , Callable 11/29/54 @ 100 (b) .. 188 193
VICI Properties LP , 5 .63% , 4/1/35 , Callable 1/1/35 @ 100 .......................... 100 99
5,576

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (8.1%):
AEP Texas, Inc.
5 .70% , 5/15/34 , Callable 2/15/34 @ 100 .................................. $ 275 $ 284
5 .85% , 10/15/55 , Callable 4/15/55 @ 100 ................................. 375 362
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 500 324
Alliant Energy Finance LLC , 5 .40% , 6/6/27 , Callable 5/6/27 @ 100 (b) ................. 250 252
Ameren Corp.
3 .50% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 250 237
5 .00% , 5/15/36 , Callable 2/15/36 @ 100 .................................. 100 97
Ameren Illinois Co. , 5 .55% , 7/1/54 , Callable 1/1/54 @ 100 ......................... 300 288
Arizona Public Service Co. , 5 .70% , 8/15/34 , Callable 5/15/34 @ 100 .................. 250 259
Cleco Power LLC , 5 .30% , 1/15/36 , Callable 10/15/35 @ 100 (b) ..................... 235 233
CMS Energy Corp. , 4 .75% ( H15T5Y + 412 bps ) , 6/1/50 , Callable 3/1/30 @ 100 (c) ......... 300 290
DTE Electric Co. , 3 .65% , 3/1/52 , Callable 9/1/51 @ 100 ........................... 500 363
DTE Energy Co.
4 .95% , 7/1/27 , Callable 6/1/27 @ 100 .................................... 100 101
5 .85% , 6/1/34 , Callable 3/1/34 @ 100 .................................... 47 49
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 250 227
Duke Energy Corp. , 5 .80% , 6/15/54 , Callable 12/15/53 @ 100 ....................... 250 240
Duke Energy Florida LLC , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .................. 700 625
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (b) ................................. 150 137
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (b) ................................. 250 221
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 500 445
Entergy Louisiana LLC
5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 250 243
5 .80% , 3/15/55 , Callable 9/15/54 @ 100 .................................. 200 196
Evergy Missouri West, Inc. , 5 .65% , 6/1/34 , Callable 3/1/34 @ 100 (b) .................. 300 307
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 250 168
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 500 312
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 500 511
Indiana Michigan Power Co. , 5 .60% , 3/15/56 , Callable 9/15/55 @ 100 ................. 300 289
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 500 491
MidAmerican Energy Co. , 2 .70% , 8/1/52 , Callable 2/1/52 @ 100 ..................... 500 301
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 500 441
Niagara Mohawk Power Corp. , 5 .29% , 1/17/34 , Callable 10/17/33 @ 100 (b) ............ 250 251
Northern States Power Co. , 5 .65% , 6/15/54 , Callable 12/15/53 @ 100 ................. 200 197
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 100 80
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 312 255
5 .80% , 6/1/54 , Callable 12/1/53 @ 100 ................................... 150 145
Oncor Electric Delivery Co. LLC
3 .75% , 4/1/45 , Callable 10/1/44 @ 100 ................................... 500 384
5 .80% , 4/1/55 , Callable 10/1/54 @ 100 ................................... 220 218
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 500 323
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 250 256
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 300 285
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 88 89
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 250 160
Union Electric Co. , 2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500 436
Vistra Operations Co. LLC , 6 .88% , 4/15/32 , Callable 4/15/27 @ 103.44 (b) .............. 250 259
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 250 153
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500 440
12,224
Total Corporate Bonds (Cost $123,647)
a
a
a
115,108
Yankee Dollars (16.7%)
Communication Services (0.3%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 (b) .............. 500 422

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Discretionary (0.3%):
Carnival Corp. , 5 .13% , 5/1/29 , Callable 2/1/29 @ 100 (b) ........................... $ 192 $ 190
Gildan Activewear, Inc. , 5 .40% , 10/7/35 , Callable 7/7/35 @ 100 (b) ................... 312 305
495
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (b) ............ 250 236
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (b) ............ 300 297
Bacardi-Martini BV , 6 .00% , 2/1/35 , Callable 11/1/34 @ 100 (b) ...................... 150 152
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (b) ...................... 450 385
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 182 188
5 .95% , 4/20/35 , Callable 1/20/35 @ 100 .................................. 200 207
6 .25% , 3/1/56 , Callable 9/1/55 @ 100 .................................... 150 147
1,612
Energy (1.6%):
BP Capital Markets PLC , 4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (d) ........ 250 247
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 ............. 450 455
Enbridge, Inc. , 5 .63% , 4/5/34 , Callable 1/5/34 @ 100 ............................. 300 310
Harbour Energy PLC , 6 .33% , 4/1/35 , Callable 1/1/35 @ 100 (b) ...................... 200 204
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 500 363
Vallourec SACA , 7 .50% , 4/15/32 , Callable 4/15/27 @ 103.75 (b) ..................... 300 315
Var Energi ASA
8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (b) ............................... 250 284
6 .50% , 5/22/35 , Callable 2/22/35 @ 100 (b) ................................ 200 211
2,389
Financials (9.6%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 4 .95% , 9/10/34 , Callable 6/10/34
@ 100 ........................................................... 300 292
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (b) (c) ............. 200 207
Avolon Holdings Funding Ltd. , 4 .20% , 4/15/29 , Callable 3/15/29 @ 100 (b) ............. 300 295
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200 216
Bank of New Zealand , 2 .87% , 1/27/32 (a) (b) .................................... 250 227
Barclays PLC
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (c) ...................... 250 250
5 .34% ( SOFR + 191 bps ) , 9/10/35 , Callable 9/10/34 @ 100 (c) .................... 200 198
4 .95% , 1/10/47 .................................................... 1,000 883
BNP Paribas SA , 4 .63% , 3/13/27 (b) .......................................... 500 500
BPCE SA , 6 .51% ( SOFR + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (b) (c) .............. 300 310
Brookfield Asset Management Ltd. , 6 .08% , 9/15/55 , Callable 3/15/55 @ 100 ............ 114 113
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 500 454
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (b) .................................................. 156 163
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 250 267
Commonwealth Bank of Australia , 2 .69% , 3/11/31 (b) ............................. 500 452
Credit Agricole SA , 6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (b) (c) ....... 250 259
Deutsche Bank AG
4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (c) ................ 500 498
5 .40% ( SOFR + 205 bps ) , 9/11/35 , Callable 9/11/34 @ 100 (c) .................... 400 397
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) ........ 1,000 946
ING Groep NV , 5 .42% ( SOFRINDX + 161 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (c) ........ 335 334
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (b) ....................... 250 190
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 1,000 996
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 303 345
Macquarie Airfinance Holdings Ltd.
5 .15% , 3/17/30 , Callable 2/17/30 @ 100 (b) ................................ 112 112
6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (b) ................................ 42 44
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (b) (c) ...... 500 450
Mitsubishi UFJ Financial Group, Inc. , 5 .62% ( H15T1Y + 127 bps ) , 4/24/36 , Callable 4/24/35 @
100 (c) ........................................................... 200 205
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (c) 293 301
NatWest Group PLC , 1 .64% ( H15T1Y + 90 bps ) , 6/14/27 , Callable 6/14/26 @ 100 (c) ....... 1,000 994

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Societe Generale SA , 5 .40% ( SOFR + 160 bps ) , 4/10/37 , Callable 4/10/36 @ 100 (b) (c) ...... $ 350 $ 339
Standard Chartered PLC , 7 .77% ( H15T1Y + 345 bps ) , 11/16/28 , Callable 11/16/27 @ 100 (b) (c) 500 524
Sumitomo Mitsui Financial Group, Inc. , 2 .47% , 1/14/29 ........................... 250 237
Sumitomo Mitsui Trust Group, Inc. , 5 .42% ( SOFR + 165 bps ) , 9/11/36 , Callable 9/11/35 @
100 (b) (c) ......................................................... 207 203
The Bank of Nova Scotia , 5 .13% ( SOFR + 107 bps ) , 2/14/31 , Callable 2/14/30 @ 100 (c) ..... 275 280
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) . 500 497
UBS Group AG
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (b) .................................. 217 216
3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (b) (c) .................. 500 458
5 .01% ( SOFR + 134 bps ) , 3/23/37 , Callable 3/23/36 @ 100 (b) (c) .................. 244 236
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 500 499
14,387
Health Care (1.0%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (b) ........................ 152 150
Royalty Pharma PLC , 3 .55% , 9/2/50 , Callable 3/2/50 @ 100 ........................ 750 506
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 475 423
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 100 101
Takeda Pharmaceutical Co. Ltd. , 5 .65% , 7/5/54 , Callable 1/5/54 @ 100 ................ 400 383
1,563
Industrials (1.0%):
Aircastle Ltd. , 5 .95% , 2/15/29 , Callable 1/15/29 @ 100 (b) .......................... 300 308
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (b) ........... 250 260
Ferguson Finance PLC , 3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (b) ..................... 250 236
LG Energy Solution Ltd.
5 .38% , 7/2/29 (a) (b) ................................................. 200 203
5 .25% , 4/2/31 (b) ................................................... 250 249
Pentair Finance SARL , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ..................... 250 262
1,518
Information Technology (0.9%):
Kioxia Holdings Corp. , 6 .63% , 7/24/33 , Callable 7/24/28 @ 103.31 (b) ................. 200 205
NXP BV/NXP Funding LLC/NXP USA, Inc. , 3 .25% , 5/11/41 , Callable 11/11/40 @ 100 .... 600 442
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (b) ....................... 538 552
SK Hynix, Inc. , 5 .50% , 1/16/29 (b) ........................................... 200 205
1,404
Materials (0.6%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (b) ............ 37 39
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 (a) ...................... 250 276
CCL Industries, Inc. , 3 .25% , 10/1/26 , Callable 7/1/26 @ 100 (b) ...................... 250 248
Minera Mexico SA de CV , 5 .63% , 2/12/32 , Callable 12/12/31 @ 100 (b) ................ 200 202
Smurfit Westrock Financing DAC , 5 .42% , 1/15/35 , Callable 10/15/34 @ 100 ............ 200 201
966
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (b) ........................................................... 504 446
Total Yankee Dollars (Cost $25,942)
a
a
a
25,202
U.S. Treasury Obligations (5.6%)
U.S. Treasury Bonds
3 .88% , 5/15/43 .................................................... 1,000 887
4 .50% , 2/15/44 .................................................... 800 765
3 .38% , 5/15/44 .................................................... 1,100 899
3 .00% , 5/15/45 .................................................... 750 571
4 .88% , 8/15/45 .................................................... 920 917
3 .38% , 11/15/48 .................................................... 500 392
4 .00% , 11/15/52 .................................................... 200 172
4 .13% , 8/15/53 .................................................... 1,350 1,184
4 .25% , 8/15/54 .................................................... 750 672

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
4 .75% , 8/15/55 .................................................... $ 1,000 $ 974
U.S. Treasury Notes
3 .38% , 9/15/28 .................................................... 655 648
3 .75% , 12/31/28 .................................................... 300 299
Total U.S. Treasury Obligations (Cost $8,660)
a
a
a
8,380
Commercial Paper (0.2%)
Consumer Staples (0.2%):
Dairy Farmers of America, Inc. , 3 .95% , 4/1/26 (b) (e) .............................. 300 300
Total Commercial Paper (Cost $300)
a
a
a
300
Shares
Collateral for Securities Loaned (2.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (f) ........ 1,074,984 1,075
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (f) ............ 1,074,984 1,075
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (f) ................ 1,074,984 1,075
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (f) . 1,074,984 1,075
Total Collateral for Securities Loaned (Cost $4,300)
a
a
a
4,300
Total Investments (Cost $162,849) — 101.9% 153,290
Liabilities in excess of other assets —  (1.9)% (2,802)
NET ASSETS - 100.00% $ 150,488
At March 31, 2026, the Fund's investments in foreign securities were 16.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$30,124 (thousands) and amounted to 20.0% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate represents the effective yield at March 31, 2026.
(f) Rate disclosed is the daily yield on March 31, 2026.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2026.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of March 31, 2026.

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios ll
VictoryShares Pioneer Asset-Based Income ETF

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (45.0%)
ABS Auto (20.9%):
Ally Bank Auto Credit-Linked Notes , Series 2025-A , Class F , 6 .94% , 6/15/33 , Callable
10/15/28 @ 100 (a) .................................................. $ 554 $ 553
Arivo Acceptance Auto Loan Receivables Trust , Series 2025-1A , Class E , 7 .30% , 10/15/32 ,
Callable 11/15/29 @ 100 (a) ........................................... 600 593
CPS Auto Receivables Trust , Series 2024-B , Class E , 8 .36% , 11/17/31 , Callable 7/15/28 @
100 (a) ........................................................... 700 727
Exeter Automobile Receivables Trust .........................................
Series 2022-1A , Class E , 5 .02% , 10/15/29 , Callable 7/15/27 @ 100 (a) ............. 1,070 1,058
Series 2024-3A , Class E , 7 .84% , 10/15/31 , Callable 3/15/29 @ 100 (a) ............. 1,156 1,188
Series 2024-4A , Class E , 7 .65% , 2/17/32 , Callable 5/15/29 @ 100 (a) .............. 1,480 1,515
Series 2024-5A , Class E , 7 .22% , 5/17/32 , Callable 3/15/29 @ 100 (a) .............. 1,410 1,427
Series 2025-1A , Class E , 7 .48% , 9/15/32 , Callable 7/15/29 @ 100 (a) .............. 940 948
Exeter Select Automobile Receivables Trust , Series 2025-2 , Class E , 6 .87% , 2/15/33 , Callable
8/15/29 @ 100 (a) ................................................... 500 495
GLS Auto Receivables Issuer Trust , Series 2021-4A , Class E , 4 .43% , 10/16/28 , Callable
3/15/27 @ 100 (a) ................................................... 890 883
Huntington Bank Auto Credit-Linked Notes , Series 2025-2 , Class D , 6 .92%
( SOFR30A + 325 bps ) , 9/20/33 , Callable 12/20/29 @ 100 (a) (b) ................... 409 400
Merchants Fleet Funding LLC , Series 2025-1A , Class E , 8 .48% , 1/20/39 , Callable 6/20/29 @
100 (a) ........................................................... 1,000 1,002
Tricolor Auto Securitization Trust , Series 2025-1A , Class E , 10 .37% , 4/15/32 , Callable 5/15/28
@ 100 (a) (c) ....................................................... 400 11
Veros Auto Receivables Trust , Series 2025-1 , Class D , 8 .79% , 5/17/32 , Callable 2/15/28 @
100 (a) ........................................................... 1,000 1,030
11,830
ABS Home (1.1%):
JP Morgan Mortgage Trust , Series 2026-CES1 , Class B1 , 6 .48% , 6/25/56 , Callable 1/25/29 @
100 (a) (d) ......................................................... 220 219
Vista Point Securitization Trust , Series 2025-CES3 , Class A1 , 5 .30% , 11/25/55 , Callable
10/25/28 @ 100 (a) (d) ................................................ 361 359
578
ABS Other (23.0%):
Ascent Career Funding Trust , Series 2024-1A , Class B , 9 .73% , 10/25/32 , Callable 10/25/27 @
100 (a) ........................................................... 370 377
BHG Securitization Trust .................................................
Series 2022-C , Class E , 9 .73% , 10/17/35 , Callable 10/17/28 @ 100 (a) ............. 800 846
Series 2025-2CON , Class E , 7 .76% , 9/17/36 , Callable 3/17/32 @ 100 (a) ........... 520 515
Blue Owl Asset Leasing Trust LLC , Series 2024-1A , Class D , 8 .00% , 12/15/31 , Callable
7/15/27 @ 100 (a) ................................................... 250 254
Elara HGV Timeshare Issuer LLC , Series 2025-A , Class D , 6 .91% , 1/25/40 , Callable 12/25/31
@ 100 (a) ......................................................... 196 192
FIGRE Trust , Series 2025-HE6 , Class A , 5 .04% , 9/25/55 , Callable 3/25/31 @ 100 (a) (d) .... 221 219
GreenSky Home Improvement Issuer Trust , Series 2025-2A , Class E , 7 .79% , 6/25/60 (a) .... 1,000 1,016
GS Mortgage-Backed Securities Trust ........................................
Series 2025-HE1 , Class M3 , 6 .11% ( SOFR30A + 245 bps ) , 10/25/55 , Callable 7/25/28 @
100 (a) (b) ......................................................... 500 503
Series 2025-HE2 , Class M3 , 6 .01% ( SOFR30A + 235 bps ) , 12/25/65 , Callable 10/25/28 @
100 (a) (b) ......................................................... 520 526
Home Partners of America Trust , Series 2019-1 , Class F , 4 .10% , 9/17/39 , Callable 4/17/26 @
100 (a) (e) ......................................................... 191 186
Lending Funding Trust , Series 2020-2A , Class D , 6 .77% , 4/21/31 , Callable 4/20/26 @ 100 (a) 1,000 998
MMP Capital LLC , Series 2025-A , Class C , 8 .41% , 12/15/31 , Callable 12/15/28 @ 100 (a) .. 500 512
NMEF Funding LLC , Series 2025-B , Class E , 7 .66% , 1/18/33 , Callable 1/15/29 @ 100 (a) ... 500 507
Octane Receivables Trust , Series 2023-2A , Class E , 10 .50% , 6/20/31 , Callable 10/20/27 @
100 (a) ........................................................... 1,000 1,072
Purchasing Power Funding LLC , Series 2026-A , Class E , 7 .54% , 8/15/30 , Callable 2/15/28 @
100 (a) ........................................................... 250 251
RCKT Trust , Series 2025-1A , Class E , 7 .12% , 7/25/34 , Callable 4/25/28 @ 100 (a) ........ 1,000 997
Reach ABS Trust .......................................................
Series 2025-1A , Class C , 5 .99% , 8/16/32 , Callable 6/15/29 @ 100 (a) .............. 500 499

Victory Portfolios ll
VictoryShares Pioneer Asset-Based Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-2A , Class D , 7 .31% , 8/18/32 , Callable 12/15/29 @ 100 (a) ............. $ 820 $ 818
Series 2026-1A , Class E , 6 .45% , 2/15/33 , Callable 6/15/30 @ 100 (a) .............. 300 294
Saluda Grade Alternative Mortgage Trust ......................................
Series 2025-LOC4 , Class A1A , 5 .41% ( SOFR30A + 175 bps ) , 6/25/55 , Callable 6/25/28 @
100 (a) (b) ......................................................... 673 675
Series 2025-LOC4 , Class M3 , 6 .61% ( SOFR30A + 295 bps ) , 6/25/55 , Callable 6/25/28 @
100 (a) (b) ......................................................... 470 479
Series 2026-HB1 , Class B1 , 7 .13% ( TSFR1M + 345 bps ) , 4/25/56 , Callable 1/25/29 @
100 (a) (b) ......................................................... 210 210
Series 2026-HB1 , Class M3 , 6 .13% ( TSFR1M + 245 bps ) , 4/25/56 , Callable 1/25/29 @
100 (a) (b) ......................................................... 100 100
VFI ABS LLC , Series 2025-1A , Class D , 7 .69% , 4/26/32 , Callable 1/24/28 @ 100 (a) ...... 745 750
Westgate Resorts LLC , Series 2023-1A , Class D , 10 .14% , 12/20/37 , Callable 4/20/27 @ 100 (a) 214 217
13,013
Total Asset-Backed Securities (Cost $25,866)
a
a
a
25,421
Collateralized Loan Obligations (11.9%)
Cash Flow CLO (11.9%):
ABPCI Direct Lending Fund CLO LLC , Series 2025-21A , Class A1 , 5 .20%
( TSFR3M + 153 bps ) , 7/20/37 , Callable 10/20/27 @ 100 (a) (b) .................... 1,000 997
ACRES LLC , Series 2025-FL3 , Class A , 5 .30% ( TSFR1M + 162 bps ) , 8/18/40 , Callable 8/18/27
@ 100 (a) (b) (e) ..................................................... 860 862
BSPDF Issuer LLC , Series 2026-FL3 , Class E , 7 .15% ( TSFR1M + 350 bps ) , 9/18/43 , Callable
9/18/28 @ 100 (a) (b) (e) ............................................... 190 190
BXDL Static CLO LLC , Series 2025-1A , Class A1 , 4 .97% ( TSFR3M + 130 bps ) , 7/20/35 ,
Callable 7/20/26 @ 100 (a) (b) .......................................... 868 867
Dwight Issuer LLC , Series 2025-FL1 , Class A , 5 .34% ( TSFR1M + 166 bps ) , 6/18/42 , Callable
7/18/27 @ 100 (a) (b) ................................................. 1,000 1,003
Fortress Credit Opportunities XXXVII CLO Ltd. , Series 2025-37A , Class B , 6 .27%
( TSFR3M + 260 bps ) , 7/20/33 , Callable 10/20/26 @ 100 (a) (b) .................... 500 500
FS Rialto Issuer LLC , Series 2021-FL3 , Class D , 6 .29% ( TSFR1M + 261 bps ) , 11/16/36 ,
Callable 4/16/26 @ 100 (a) (b) .......................................... 980 981
MCF CLO VII LLC , Series 2017-3A , Class ER2 , 10 .67% ( TSFR3M + 700 bps ) , 7/20/37 ,
Callable 7/20/27 @ 100 (a) (b) .......................................... 500 491
MF1 Ltd. , Series 2021-FL7 , Class C , 5 .84% ( TSFR1M + 216 bps ) , 10/16/36 , Callable 4/16/26 @
100 (a) (b) ......................................................... 840 838
6,729
Total Collateralized Loan Obligations (Cost $6,733)
a
a
a
6,729
Collateralized Mortgage Obligations (39.2%)
Commercial MBS (5.3%):
BWAY Mortgage Trust , Series 2013-1515 , Class B , 3 .47% , 3/10/33 , Callable 4/10/26 @ 100 (a) 290 270
BX Commercial Mortgage Trust , Series 2025-BCAT , Class E , 7 .17% ( TSFR1M + 350 bps ) ,
8/15/42 (a) (b) (e) .................................................... 479 481
BX Trust , Series 2025-LUNR , Class E , 7 .62% ( TSFR1M + 395 bps ) , 6/15/40 (a) (b) (e) ....... 467 467
MCR Mortgage Trust , Series 2024-TWA , Class D , 7 .40% , 6/12/39 (a) (e) ................ 390 392
MHP Commercial Mortgage Trust , Series 2025-MHIL2 , Class D , 6 .32% ( TSFR1M + 265 bps ) ,
9/15/40 (a) (b) (e) .................................................... 360 359
PRM Trust , Series 2025-PRM6 , Class D , 5 .68% , 7/5/33 (a) (d) (e) ..................... 320 318
SLG Office Trust , Series 2026-OMA , Class F , 7 .92% , 4/15/41 (a) (d) (e) ................. 200 201
SMRT , Series 2022-MINI , Class E , 6 .37% ( TSFR1M + 270 bps ) , 1/15/39 (a) (b) (e) .......... 250 249
Wells Fargo Commercial Mortgage Trust ......................................
Series 2026-1250B , Class C , 5 .59% , 3/10/41 (a) (d) (e) ......................... 100 99
Series 2026-1250B , Class D , 6 .59% , 3/10/41 (a) (d) (e) ......................... 100 99
2,935
Private CMO Floating (9.7%):
Bellemeade Re Ltd. , Series 2025-1 , Class M1C , 6 .91% ( SOFR30A + 325 bps ) , 10/25/35 ,
Callable 8/25/28 @ 100 (a) (b) .......................................... 260 261

Victory Portfolios ll
VictoryShares Pioneer Asset-Based Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Connecticut Avenue Securities Trust .........................................
Series 2021-R01 , Class 1B2 , 9 .66% ( SOFR30A + 600 bps ) , 10/25/41 , Callable 10/25/26 @
100 (a) (b) ......................................................... $ 1,000 $ 1,019
Series 2022-R05 , Class 2B2 , 10 .66% ( SOFR30A + 700 bps ) , 4/25/42 , Callable 4/25/27 @
100 (a) (b) ......................................................... 510 538
Series 2023-R05 , Class 1B1 , 8 .41% ( SOFR30A + 475 bps ) , 6/25/43 , Callable 6/25/28 @
100 (a) (b) ......................................................... 1,000 1,057
Series 2024-R02 , Class 1M1 , 4 .76% ( SOFR30A + 110 bps ) , 2/25/44 , Callable 2/25/29 @
100 (a) (b) ......................................................... 241 241
Federal Home Loan Mortgage Corporation .....................................
Series 2019-FTR1 , Class B2 , 12 .13% ( SOFR30A + 846 bps ) , 1/25/48 , Callable 5/25/29 @
100 (a) (b) ......................................................... 470 565
Series 2025-DNA4 , Class A1 , 4 .56% ( SOFR30A + 90 bps ) , 10/25/45 , Callable 10/25/30 @
100 (a) (b) ......................................................... 796 794
Series 2025-DNA4 , Class M1 , 4 .76% ( SOFR30A + 110 bps ) , 10/25/45 , Callable 10/25/30
@ 100 (a) (b) ....................................................... 445 444
Series 2025-HQA1 , Class M1 , 4 .81% ( SOFR30A + 115 bps ) , 2/25/45 , Callable 2/25/30 @
100 (a) (b) ......................................................... 238 237
Home Re Ltd. .........................................................
Series 2026-1 , Class M1C , 6 .26% ( SOFR30A + 260 bps ) , 1/25/36 , Callable 8/25/29 @
100 (a) (b) ......................................................... 150 150
Series 2026-1 , Class M2 , 6 .86% ( SOFR30A + 320 bps ) , 1/25/36 , Callable 8/25/29 @
100 (a) (b) ......................................................... 150 152
5,458
Private CMO Other (24.2%):
A&D Mortgage Trust ....................................................
Series 2023-NQM3 , Class B1 , 8 .03% , 7/25/68 , Callable 7/25/26 @ 100 (a) (d) ........ 850 852
Series 2023-NQM4 , Class B1 , 8 .05% , 9/25/68 , Callable 10/25/26 @ 100 (a) (d) ....... 900 907
Series 2025-NQM2 , Class M1B , 7 .29% , 6/25/70 , Callable 5/25/28 @ 100 (a) (d) ...... 470 482
Series 2025-NQM4 , Class B1 , 7 .15% , 10/25/70 , Callable 10/25/28 @ 100 (a) ........ 512 512
CFMT LLC , Series 2024-HB14 , Class M3 , 3 .00% , 6/25/34 , Callable 6/25/27 @ 100 (a) (d) ... 238 229
COLT Mortgage Loan Trust ...............................................
Series 2024-3 , Class B1 , 7 .85% , 6/25/69 , Callable 5/25/27 @ 100 (a) (d) ............ 721 737
Series 2024-INV2 , Class B1 , 8 .07% , 5/25/69 , Callable 4/25/27 @ 100 (a) (d) ......... 500 510
JP Morgan Mortgage Trust , Series 2026-ACES1 , Class B1 , 6 .50% , 4/25/66 , Callable 2/25/31
@ 100 (a) (d) ....................................................... 450 448
LHOME Mortgage Trust ..................................................
Series 2024-RTL2 , Class A1 , 7 .13% , 3/25/29 , Callable 10/25/26 @ 100 (a) (d) (e) ...... 1,000 1,001
Series 2024-RTL3 , Class A1 , 6 .90% , 5/25/29 , Callable 12/25/26 @ 100 (a) (d) (e) ...... 270 271
MFA Trust , Series 2024-NQM2 , Class B1B , 7 .29% , 8/25/69 , Callable 9/25/27 @ 100 (a) (d) .. 410 413
Morgan Stanley Residential Mortgage Loan Trust , Series 2023-NQM1 , Class B1 , 7 .33% ,
9/25/68 , Callable 10/25/26 @ 100 (a) (d) ................................... 520 523
PRKCM Trust , Series 2023-AFC1 , Class M1 , 7 .26% , 2/25/58 , Callable 4/25/26 @ 100 (a) (d) . 750 749
PRPM Trust ...........................................................
Series 2025-NQM2 , Class B1 , 7 .85% , 4/25/70 , Callable 5/25/28 @ 100 (a) (d) ........ 275 284
Series 2025-NQM3 , Class B2 , 6 .89% , 5/25/70 , Callable 7/25/28 @ 100 (a) (d) ........ 791 777
Verus Securitization Trust .................................................
Series 2023-3 , Class B2 , 7 .67% , 3/25/68 , Callable 4/25/26 @ 100 (a) (d) ............ 850 850
Series 2023-4 , Class B1 , 8 .02% , 5/25/68 , Callable 5/25/26 @ 100 (a) (d) ............ 1,240 1,237
Series 2023-7 , Class B1 , 7 .90% , 10/25/68 , Callable 10/25/26 @ 100 (a) (d) .......... 300 302
Series 2023-8 , Class B1 , 8 .08% , 12/25/68 , Callable 12/25/26 @ 100 (a) (d) .......... 1,000 1,012
Series 2023-INV2 , Class B1 , 8 .00% , 8/25/68 , Callable 7/25/26 @ 100 (a) (d) ......... 550 552
Series 2023-INV3 , Class B2 , 8 .16% , 11/25/68 , Callable 11/25/26 @ 100 (a) (d) ....... 640 647
Series 2024-2 , Class B1 , 7 .86% , 2/25/69 , Callable 2/25/27 @ 100 (a) (d) ............ 450 457
13,752
Total Collateralized Mortgage Obligations (Cost $22,114)
a
a
a
22,145
Total Investments (Cost $54,713) — 96.1% 54,295
Other assets in excess of liabilities —  3.9% 2,180
NET ASSETS - 100.00% $ 56,475
At March 31, 2026, the Fund's investments in foreign securities were 5.9% of net assets.

Victory Portfolios ll
VictoryShares Pioneer Asset-Based Income ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$54,295 (thousands) and amounted to 96.1% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2026.
(e) Security is interest only.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2026.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of March 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of March 31, 2026.

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (3.4%):
Alphabet, Inc., Class A ................................................... 6,203 $ 1,784
Fox Corp., Class A ...................................................... 32,212 1,881
News Corp., Class A ..................................................... 84,971 2,118
Verizon Communications, Inc. .............................................. 43,827 2,200
7,983
Consumer Discretionary (5.0%):
Aptiv PLC(a) .......................................................... 21,412 1,487
Expedia Group, Inc. ..................................................... 5,228 1,207
Ford Motor Co. ........................................................ 124,036 1,431
General Motors Co. ..................................................... 18,893 1,408
Lennar Corp., Class A .................................................... 12,165 1,056
Ross Stores, Inc. ....................................................... 12,224 2,648
Tapestry, Inc. .......................................................... 8,311 1,173
Ulta Beauty, Inc.(a) ..................................................... 2,532 1,324
11,734
Consumer Staples (4.8%):
Archer-Daniels-Midland Co. ............................................... 28,604 2,079
Bunge Global SA ....................................................... 13,436 1,709
Dollar General Corp. .................................................... 10,183 1,209
Monster Beverage Corp.(a) ................................................ 27,776 2,013
The Kraft Heinz Co. ..................................................... 85,141 1,915
Tyson Foods, Inc., Class A ................................................ 36,758 2,355
11,280
Energy (3.7%):
Devon Energy Corp. ..................................................... 37,200 1,872
Exxon Mobil Corp. ..................................................... 15,426 2,617
Marathon Petroleum Corp. ................................................ 9,330 2,278
Valero Energy Corp. ..................................................... 7,906 1,954
8,721
Financials (24.7%):
American International Group, Inc. .......................................... 27,013 2,033
Annaly Capital Management, Inc. ........................................... 122,121 2,583
Arch Capital Group Ltd.(a) ................................................ 25,422 2,440
Bank of America Corp. ................................................... 48,366 2,358
Berkshire Hathaway, Inc., Class B(a) ......................................... 7,526 3,606
Capital One Financial Corp. ............................................... 8,312 1,516
Chubb Ltd. ........................................................... 8,700 2,836
Cincinnati Financial Corp. ................................................ 16,257 2,558
Citigroup, Inc. ......................................................... 16,990 1,927
Citizens Financial Group, Inc. .............................................. 32,352 1,940
First Citizens Bancshares, Inc., Class A ....................................... 963 1,815
Fiserv, Inc.(a) .......................................................... 13,573 757
Global Payments, Inc. .................................................... 17,323 1,166
Loews Corp. .......................................................... 33,252 3,549
M&T Bank Corp. ....................................................... 10,951 2,264
Markel Group, Inc.(a) .................................................... 1,445 2,766
Morgan Stanley ........................................................ 12,544 2,064
Northern Trust Corp. .................................................... 13,897 1,940
PayPal Holdings, Inc. .................................................... 27,146 1,228
Regions Financial Corp. .................................................. 74,186 1,938
State Street Corp. ....................................................... 16,139 2,043
Synchrony Financial ..................................................... 25,199 1,714
The Bank of New York Mellon Corp. ......................................... 21,401 2,539
The Goldman Sachs Group, Inc. ............................................ 2,265 1,916
Truist Financial Corp. .................................................... 46,798 2,151
U.S. Bancorp .......................................................... 42,386 2,204
Wells Fargo & Co. ...................................................... 24,384 1,941
57,792

Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Health Care (10.4%):
Biogen, Inc.(a) ......................................................... 8,171 $ 1,498
Cardinal Health, Inc. .................................................... 7,250 1,532
Centene Corp.(a) ....................................................... 17,382 569
CVS Health Corp. ...................................................... 21,612 1,552
Elevance Health, Inc. .................................................... 4,038 1,182
Gilead Sciences, Inc. .................................................... 12,626 1,760
HCA Healthcare, Inc. .................................................... 3,824 1,810
Humana, Inc. .......................................................... 5,450 945
Johnson & Johnson ..................................................... 12,723 3,110
Medtronic PLC ........................................................ 28,878 2,502
Pfizer, Inc. ............................................................ 73,853 2,074
Quest Diagnostics, Inc. ................................................... 10,491 2,056
Tenet Healthcare Corp.(a) ................................................. 5,549 1,047
The Cigna Group ....................................................... 5,149 1,373
United Therapeutics Corp.(a) .............................................. 2,055 1,219
24,229
Industrials (13.2%):
API Group Corp.(a) ..................................................... 47,780 1,936
Bloom Energy Corp., Class A(a) ............................................ 4,210 571
Caterpillar, Inc. ........................................................ 2,246 1,591
Comfort Systems USA, Inc. ............................................... 684 943
Cummins, Inc. ......................................................... 3,019 1,624
Curtiss-Wright Corp. .................................................... 2,427 1,653
Delta Air Lines, Inc. ..................................................... 19,299 1,283
FedEx Corp. .......................................................... 5,230 1,863
General Dynamics Corp. .................................................. 7,390 2,536
Huntington Ingalls Industries, Inc. ........................................... 3,517 1,336
Johnson Controls International PLC .......................................... 14,550 1,905
L3Harris Technologies, Inc. ............................................... 6,050 2,088
Leidos Holdings, Inc. .................................................... 10,137 1,577
RTX Corp. ............................................................ 11,446 2,208
Snap-on, Inc. .......................................................... 6,703 2,435
Southwest Airlines Co. ................................................... 24,479 920
SS&C Technologies Holdings, Inc. .......................................... 28,920 1,954
United Airlines Holdings, Inc.(a) ............................................ 10,400 958
United Parcel Service, Inc., Class B .......................................... 16,255 1,599
30,980
Information Technology (8.2%):
Amphenol Corp., Class A ................................................. 9,485 1,198
Cognizant Technology Solutions Corp., Class A ................................. 26,580 1,631
Corning, Inc. .......................................................... 8,074 1,098
Dell Technologies, Inc., Class C ............................................ 6,912 1,134
Hewlett Packard Enterprise Co. ............................................. 64,411 1,534
HP, Inc. .............................................................. 83,365 1,601
Intel Corp.(a) .......................................................... 17,551 774
Jabil, Inc. ............................................................ 5,062 1,345
Lam Research Corp. ..................................................... 4,777 1,021
Micron Technology, Inc. .................................................. 2,178 736
ON Semiconductor Corp.(a) ............................................... 16,475 1,020
QUALCOMM, Inc. ..................................................... 11,237 1,447
Seagate Technology Holdings PLC .......................................... 2,052 804
TE Connectivity PLC .................................................... 7,625 1,594
Western Digital Corp. .................................................... 2,968 803
Zoom Communications, Inc., Class A(a) ...................................... 18,447 1,483
19,223
Materials (4.5%):
Dow, Inc. ............................................................ 34,232 1,426
DuPont de Nemours, Inc. ................................................. 36,333 1,664
Hecla Mining Co. ....................................................... 28,568 532
LyondellBasell Industries NV, Class A ........................................ 20,837 1,679
Newmont Corp. ........................................................ 9,005 975

Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Nucor Corp. ........................................................... 9,923 $ 1,678
Smurfit WestRock PLC ................................................... 28,167 1,122
Steel Dynamics, Inc. ..................................................... 8,446 1,520
10,596
Real Estate (7.8%):
Jones Lang LaSalle, Inc.(a) ................................................ 4,811 1,464
Prologis, Inc. .......................................................... 16,890 2,232
Realty Income Corp. .................................................... 49,995 3,059
Ventas, Inc. ........................................................... 35,581 2,910
VICI Properties, Inc., Class A .............................................. 112,283 3,067
Welltower, Inc. ......................................................... 13,071 2,584
WP Carey, Inc. ......................................................... 41,872 2,846
18,162
Utilities (13.9%):
Ameren Corp. ......................................................... 31,950 3,512
Atmos Energy Corp. ..................................................... 18,718 3,458
CenterPoint Energy, Inc. .................................................. 78,642 3,394
Consolidated Edison, Inc. ................................................. 28,213 3,193
Edison International ..................................................... 27,309 1,998
Entergy Corp. ......................................................... 27,909 3,136
Evergy , Inc. ........................................................... 42,707 3,498
Eversource Energy ...................................................... 27,509 1,906
Exelon Corp. .......................................................... 59,560 2,920
FirstEnergy Corp. ....................................................... 75,107 3,805
PG&E Corp. .......................................................... 101,068 1,776
32,596
Total Common Stocks (Cost $206,575)
a
a
a
233,296
Total Investments (Cost $206,575) — 99.6% 233,296
Other assets in excess of liabilities —  0.4% 830
NET ASSETS - 100.00% $ 234,126
At March 31, 2026, the Fund's investments in foreign securities were 5.1% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .............. 1 6/18/26 $ 334 $ 328 $ (6)
Total unrealized appreciation $ —
Total unrealized depreciation (6)
Total net unrealized appreciation (depreciation) $ (6)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Banks (10.5%):
Ameris Bancorp ........................................................ 87,103 $ 6,793
Associated Banc-Corp. ................................................... 239,412 6,191
Axos Financial, Inc. (a) ................................................... 62,416 5,311
Banc of California, Inc. .................................................. 305,289 5,367
Bank OZK ............................................................ 145,438 6,674
BankUnited, Inc. ....................................................... 121,931 5,506
BOK Financial Corp. .................................................... 56,143 7,190
Cathay General Bancorp .................................................. 128,808 6,422
Customers Bancorp, Inc. (a) ................................................ 73,240 5,084
First Financial Bancorp ................................................... 227,692 6,348
First Horizon Corp. ..................................................... 273,393 6,223
First Interstate BancSystem, Inc. , Class A ...................................... 165,021 5,512
Flagstar Bank NA ....................................................... 402,283 5,298
FNB Corp. ............................................................ 392,963 6,570
Hancock Whitney Corp. .................................................. 97,245 6,184
Hilltop Holdings, Inc. .................................................... 197,312 7,068
Independent Bank Corp. .................................................. 77,647 5,840
Popular, Inc. .......................................................... 50,321 6,752
Provident Financial Services, Inc. ........................................... 287,033 6,074
Texas Capital Bancshares, Inc. (a) ........................................... 60,881 5,776
United Bankshares, Inc. .................................................. 169,870 7,036
Valley National Bancorp .................................................. 469,251 5,762
WaFd, Inc. ............................................................ 230,767 7,246
WSFS Financial Corp. ................................................... 105,332 6,895
149,122
Capital Markets (1.8%):
Affiliated Managers Group, Inc. ............................................ 19,072 5,277
Federated Hermes, Inc. , Class B ............................................ 152,719 8,661
Franklin Resources, Inc. .................................................. 267,914 6,328
Invesco Ltd. ........................................................... 190,983 4,639
24,905
Communication Services (2.9%):
Array Digital Infrastructure, Inc. ............................................ 71,639 3,305
IAC, Inc. (a) ........................................................... 140,326 5,617
Madison Square Garden Entertainment Corp. , Class A (a) .......................... 85,301 5,025
Nexstar Media Group, Inc. , Class A .......................................... 23,070 4,172
Sphere Entertainment Co. (a) ............................................... 29,299 3,440
Telephone and Data Systems, Inc. ........................................... 138,992 5,851
Yelp, Inc. , Class A (a) .................................................... 210,180 5,200
Ziff Davis, Inc. (a) ....................................................... 126,614 5,313
ZoomInfo Technologies, Inc. , Class A (a) ...................................... 591,122 3,535
41,458
Consumer Discretionary (11.9%):
Academy Sports & Outdoors, Inc. ........................................... 67,070 3,786
Adient PLC (a) ......................................................... 150,980 3,051
ADT, Inc. ............................................................ 967,378 6,356
American Eagle Outfitters, Inc. ............................................. 97,033 1,620
Biglari Holdings, Inc. , Class A (a) ........................................... 1,977 3,445
BorgWarner, Inc. ....................................................... 80,914 4,390
Boyd Gaming Corp. ..................................................... 83,417 6,855
Carter's, Inc. .......................................................... 93,954 3,360
Century Communities, Inc. ................................................ 61,702 3,540
Dana, Inc. ............................................................ 142,074 4,781
Dillard's, Inc. , Class A (b) ................................................. 6,959 3,981
Five Below, Inc. (a) ...................................................... 23,056 5,268
Garrett Motion, Inc. ..................................................... 211,485 3,843
GigaCloud Technology, Inc. , Class A (a) ....................................... 49,894 2,264
G-III Apparel Group Ltd. ................................................. 182,090 5,044
Gold.com, Inc. ......................................................... 59,095 2,369

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Graham Holdings Co. , Class B ............................................. 5,932 $ 6,272
Harley-Davidson, Inc. ................................................... 250,692 5,069
KB Home ............................................................ 76,742 3,971
Kohl's Corp. (b) ........................................................ 135,143 1,743
Laureate Education, Inc. , Class A (a) ......................................... 183,878 6,406
LCI Industries ......................................................... 40,109 4,933
Lear Corp. ............................................................ 42,915 5,196
Levi Strauss & Co. , Class A ............................................... 224,694 4,155
Macy's, Inc. ........................................................... 185,452 3,355
Mohawk Industries, Inc. (a) ................................................ 40,193 3,957
National Vision Holdings, Inc. (a) ............................................ 165,029 4,274
Patrick Industries, Inc. ................................................... 47,306 5,254
Perdoceo Education Corp. ................................................. 172,953 6,436
Phinia, Inc. ........................................................... 89,678 6,138
Polaris, Inc. ........................................................... 54,072 2,947
PVH Corp. ........................................................... 65,817 4,591
Ralph Lauren Corp. , Class A ............................................... 17,125 5,891
Sally Beauty Holdings, Inc. (a) .............................................. 224,738 3,113
Signet Jewelers Ltd. ..................................................... 42,515 3,598
Taylor Morrison Home Corp. , Class A (a) ...................................... 82,840 4,825
The Gap, Inc. .......................................................... 161,775 3,915
Thor Industries, Inc. ..................................................... 49,426 3,949
Victoria's Secret & Co. (a) ................................................. 47,902 2,221
Winnebago Industries, Inc. ................................................ 77,934 2,415
168,577
Consumer Finance (1.8%):
Ally Financial, Inc. ...................................................... 156,370 6,134
Bread Financial Holdings, Inc. ............................................. 60,255 4,512
Enova International, Inc. (a) ................................................ 32,031 4,351
EZCORP, Inc. , Class A (a) ................................................. 201,130 5,105
FirstCash Holdings, Inc. .................................................. 33,037 6,211
26,313
Consumer Staples (4.4%):
Albertsons Cos., Inc. , Class A .............................................. 330,312 5,628
Cal-Maine Foods, Inc. ................................................... 58,259 4,611
Herbalife Ltd. (a) ....................................................... 144,485 2,127
Molson Coors Beverage Co. , Class B ......................................... 137,353 5,914
Post Holdings, Inc. (a) .................................................... 62,732 6,202
PriceSmart, Inc. ........................................................ 41,911 6,308
Seaboard Corp. ........................................................ 1,045 5,908
Spectrum Brands Holdings, Inc. ............................................ 61,696 4,547
The Andersons, Inc. ..................................................... 86,139 6,183
Turning Point Brands, Inc. ................................................ 35,521 3,083
United Natural Foods, Inc. (a) .............................................. 94,733 4,269
Universal Corp. ........................................................ 135,581 7,145
61,925
Energy (4.7%):
APA Corp. ............................................................ 129,466 5,494
CNX Resources Corp. (a) ................................................. 134,511 5,185
Dorian LPG Ltd. ....................................................... 132,517 4,532
Excelerate Energy, Inc. , Class A ............................................ 127,921 4,275
Helmerich & Payne, Inc. .................................................. 113,712 4,097
HF Sinclair Corp. ....................................................... 105,443 6,579
International Seaways, Inc. ................................................ 65,878 4,801
Murphy Oil Corp. ...................................................... 111,469 4,598
Ovintiv, Inc. .......................................................... 97,753 5,803
Par Pacific Holdings, Inc. (a) ............................................... 77,620 4,862
PBF Energy, Inc. , Class A ................................................. 80,611 3,839
Peabody Energy Corp. ................................................... 96,206 3,170
Talos Energy, Inc. (a) ..................................................... 301,307 4,749

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VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Venture Global, Inc. , Class A ............................................... 258,495 $ 4,074
66,058
Financial Services (2.8%):
Enact Holdings, Inc. ..................................................... 179,229 7,315
Essent Group Ltd. ...................................................... 128,291 7,497
Jackson Financial, Inc. , Class A ............................................. 51,243 5,418
MGIC Investment Corp. .................................................. 279,095 7,326
Radian Group, Inc. ...................................................... 209,108 6,917
The Western Union Co. (b) ................................................ 582,251 5,083
39,556
Health Care (11.3%):
Alkermes PLC (a) ....................................................... 160,439 5,673
Alumis, Inc. (a) ......................................................... 74,513 1,642
Amneal Pharmaceuticals, Inc. (a) ............................................ 437,125 5,433
Amphastar Pharmaceuticals, Inc. (a) .......................................... 168,863 3,308
ANI Pharmaceuticals, Inc. (a) .............................................. 64,807 4,984
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 40,298 2,527
Axogen, Inc. (a) ........................................................ 100,054 3,315
Azenta, Inc. (a) ......................................................... 113,038 2,388
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 15,777 4,398
BrightSpring Health Services, Inc. (a) ......................................... 110,362 4,703
Brookdale Senior Living, Inc. (a) ............................................ 296,074 4,050
Celcuity, Inc. (a) (b) ...................................................... 19,803 2,260
Cogent Biosciences, Inc. (a) ................................................ 56,943 2,192
Collegium Pharmaceutical, Inc. (a) ........................................... 109,909 3,635
Corvus Pharmaceuticals, Inc. (a) (b) .......................................... 121,155 1,772
Elanco Animal Health, Inc. (a) .............................................. 177,336 4,244
Envista Holdings Corp. (a) ................................................. 154,124 3,910
Erasca, Inc. (a) ......................................................... 161,955 2,620
Fortrea Holdings, Inc. (a) .................................................. 206,370 1,944
GRAIL, Inc. (a) ........................................................ 41,561 2,148
Guardant Health, Inc. (a) .................................................. 32,578 3,009
Harmony Biosciences Holdings, Inc. (a) ....................................... 139,225 3,900
Innoviva, Inc. (a) ....................................................... 249,066 5,803
Ionis Pharmaceuticals, Inc. (a) .............................................. 41,805 3,139
Jazz Pharmaceuticals PLC (a) .............................................. 23,430 4,429
Krystal Biotech, Inc. (a) ................................................... 16,125 4,165
Ligand Pharmaceuticals, Inc. (a) ............................................. 26,370 5,265
Liquidia Corp. (a) ....................................................... 90,186 3,404
MBX Biosciences, Inc. (a) ................................................. 67,965 2,029
Mirum Pharmaceuticals, Inc. (a) ............................................. 44,884 4,146
Monte Rosa Therapeutics, Inc. (a) ........................................... 124,636 2,050
Olema Pharmaceuticals, Inc. (a) ............................................. 91,417 1,363
Omnicell, Inc. (a) ....................................................... 97,223 3,245
Organon & Co. ........................................................ 442,366 2,650
PACS Group, Inc. (a) ..................................................... 60,595 1,946
Pediatrix Medical Group, Inc. (a) ............................................ 191,097 4,088
Praxis Precision Medicines, Inc. (a) .......................................... 6,570 2,117
Protagonist Therapeutics, Inc. (a) ............................................ 36,621 3,860
Roivant Sciences Ltd. (a) .................................................. 150,910 4,180
Select Medical Holdings Corp. ............................................. 331,717 5,404
Solventum Corp. (a) ..................................................... 87,689 5,726
Supernus Pharmaceuticals, Inc. (a) ........................................... 85,542 4,422
Terns Pharmaceuticals, Inc. (a) .............................................. 52,524 2,769
Universal Health Services, Inc. , Class B ....................................... 27,266 4,880
Viatris, Inc. ........................................................... 381,077 5,148
160,283
Industrials (11.6%):
ArcBest Corp. ......................................................... 35,767 3,518
Argan, Inc. ........................................................... 5,976 3,255
Astronics Corp. (a) ...................................................... 41,109 2,743

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Atkore, Inc. ........................................................... 58,337 $ 3,437
AZZ, Inc. ............................................................ 47,715 5,970
Boise Cascade Co. ...................................................... 55,612 4,218
CACI International, Inc. , Class A (a) ......................................... 8,996 4,893
Concentrix Corp. (b) ..................................................... 94,168 2,576
CoreCivic, Inc. (a) ...................................................... 283,454 5,360
Donaldson Co., Inc. ..................................................... 72,323 6,138
EnerSys .............................................................. 31,113 5,405
ESCO Technologies, Inc. ................................................. 23,266 6,546
Fluence Energy, Inc. , Class A (a) ............................................ 142,361 1,959
Herc Holdings, Inc. ..................................................... 20,990 2,089
Hub Group, Inc. , Class A ................................................. 100,596 3,625
Kennametal, Inc. ....................................................... 108,693 3,927
Knight-Swift Transportation Holdings, Inc. , Class A .............................. 75,899 4,370
ManpowerGroup, Inc. ................................................... 127,696 3,762
Masterbrand, Inc. (a) ..................................................... 367,338 3,053
Matson, Inc. .......................................................... 29,107 4,772
Maximus, Inc. ......................................................... 70,475 4,517
Moog, Inc. , Class A ..................................................... 18,930 5,540
Mueller Industries, Inc. ................................................... 54,615 6,051
OPENLANE, Inc. (a) .................................................... 188,048 5,482
Oshkosh Corp. ......................................................... 30,119 4,434
Planet Labs PBC (a) ..................................................... 91,645 2,561
Preformed Line Products Co. .............................................. 15,604 4,225
Primoris Services Corp. .................................................. 25,678 3,673
Rush Enterprises, Inc. , Class A ............................................. 82,412 5,448
Ryder System, Inc. ...................................................... 25,188 5,156
Schneider National, Inc. , Class B ............................................ 163,493 4,310
Sterling Infrastructure, Inc. (a) .............................................. 7,127 2,903
T1 Energy, Inc. (a) ...................................................... 359,138 1,577
The Greenbrier Cos., Inc. ................................................. 82,159 4,326
Tutor Perini Corp. ...................................................... 53,565 4,135
Vicor Corp. (a) ......................................................... 12,424 2,000
Werner Enterprises, Inc. .................................................. 128,685 3,785
WESCO International, Inc. ................................................ 17,046 4,664
Willdan Group, Inc. (a) ................................................... 29,741 2,277
Worthington Enterprises, Inc. .............................................. 113,059 5,895
164,575
Information Technology (9.4%):
ACM Research, Inc. , Class A (a) ............................................ 43,024 1,693
Advanced Energy Industries, Inc. ........................................... 11,563 3,732
Amkor Technology, Inc. .................................................. 59,451 2,677
Applied Digital Corp. (a) .................................................. 81,125 1,926
Arrow Electronics, Inc. (a) ................................................. 35,854 5,142
ASGN, Inc. (a) ......................................................... 91,631 3,547
Avnet, Inc. ............................................................ 89,239 5,499
Axcelis Technologies, Inc. (a) .............................................. 42,211 3,929
Bel Fuse, Inc. , Class B ................................................... 16,887 3,343
Benchmark Electronics, Inc. ............................................... 93,049 5,216
Cipher Digital, Inc. (a) .................................................... 141,813 1,825
Cirrus Logic, Inc. (a) ..................................................... 37,003 5,351
Cohu, Inc. (a) .......................................................... 123,817 3,791
Diebold Nixdorf, Inc. (a) .................................................. 65,936 4,974
Diodes, Inc. (a) ......................................................... 47,860 3,267
Dolby Laboratories, Inc. , Class A ........................................... 114,461 6,875
Dropbox, Inc. , Class A (a) ................................................. 259,749 5,902
DXC Technology Co. (a) .................................................. 313,342 3,939
ePlus, Inc. ............................................................ 63,112 4,749
FormFactor, Inc. (a) ..................................................... 26,710 2,591
Navitas Semiconductor Corp. , Class A (a) ...................................... 245,810 2,156
NetScout Systems, Inc. (a) ................................................. 205,543 6,534
nLight, Inc. (a) ......................................................... 45,625 2,602
Ondas, Inc. (a) (b) ....................................................... 219,473 1,984

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Onto Innovation, Inc. (a) .................................................. 15,809 $ 3,242
Photronics, Inc. (a) ...................................................... 62,197 2,513
Plexus Corp. (a) ........................................................ 23,397 4,739
Rogers Corp. (a) ........................................................ 44,954 4,825
Sanmina Corp. (a) ....................................................... 16,560 2,147
Skyworks Solutions, Inc. ................................................. 84,896 4,546
TD SYNNEX Corp. ..................................................... 41,476 6,997
Terawulf, Inc. (a) (b) ..................................................... 136,392 1,968
TTM Technologies, Inc. (a) ................................................ 25,858 2,519
Viasat, Inc. (a) ......................................................... 48,325 2,213
Vishay Intertechnology, Inc. ............................................... 199,732 3,595
132,548
Insurance (4.8%):
Assured Guaranty Ltd. ................................................... 106,485 8,676
Axis Capital Holdings Ltd. ................................................ 75,195 7,626
Genworth Financial, Inc. , Class A (a) ......................................... 686,556 5,575
Lincoln National Corp. ................................................... 146,637 5,206
Mercury General Corp. ................................................... 72,824 6,419
Old Republic International Corp. ............................................ 172,198 6,871
RenaissanceRe Holdings Ltd. .............................................. 24,553 7,298
SiriusPoint Ltd. (a) ...................................................... 281,344 6,060
Unum Group .......................................................... 94,527 6,903
White Mountains Insurance Group Ltd. ....................................... 3,191 7,010
67,644
Materials (2.9%):
Alpha Metallurgical Resources, Inc. (a) ........................................ 17,635 3,620
Celanese Corp. , Class A .................................................. 65,312 4,295
Coeur Mining, Inc. (a) .................................................... 94,545 1,775
Commercial Metals Co. .................................................. 73,687 4,527
Graphic Packaging Holding Co. ............................................ 362,035 3,599
Greif, Inc. , Class A ...................................................... 100,609 6,748
Hycroft Mining Holding Corp. , Class A (a) (b) ................................... 43,921 1,546
O-I Glass, Inc. (a) ....................................................... 307,357 3,230
Olin Corp. ............................................................ 122,004 3,627
Perimeter Solutions, Inc. (a) ................................................ 162,452 3,967
The Mosaic Co. ........................................................ 163,006 4,157
41,091
Mortgage Real Estate Investment Trusts (REITs) (3.5%):
AGNC Investment Corp. ................................................. 891,394 8,941
Arbor Realty Trust, Inc. (b) ................................................ 621,421 4,791
Blackstone Mortgage Trust, Inc. , Class A ...................................... 450,311 8,624
Dynex Capital, Inc. ..................................................... 783,497 9,997
Ellington Financial, Inc. .................................................. 819,603 9,712
Rithm Capital Corp. ..................................................... 836,762 7,933
49,998
Real Estate (8.1%):
American Healthcare REIT, Inc. ............................................ 162,003 7,640
Apple Hospitality REIT, Inc. ............................................... 640,709 7,375
Broadstone Net Lease, Inc. , Class A .......................................... 494,416 9,033
DiamondRock Hospitality Co. .............................................. 664,685 6,228
Easterly Government Properties, Inc. , Class A .................................. 350,715 7,516
EPR Properties ........................................................ 135,030 6,746
Global Net Lease, Inc. ................................................... 777,455 7,277
Highwoods Properties, Inc. ................................................ 303,123 6,490
Innovative Industrial Properties, Inc. , Class A ................................... 80,816 4,054
Kilroy Realty Corp. (b) ................................................... 225,092 6,350
LXP Industrial Trust ..................................................... 152,724 7,065
Millrose Properties, Inc. .................................................. 223,825 6,267
NETSTREIT Corp. (b) ................................................... 436,792 8,225
Opendoor Technologies, Inc. (a) ............................................. 408,171 1,910

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Park Hotels & Resorts, Inc. (b) .............................................. 477,180 $ 5,025
Pebblebrook Hotel Trust (b) ................................................ 389,666 4,921
RLJ Lodging Trust ...................................................... 768,376 5,701
Xenia Hotels & Resorts, Inc. ............................................... 422,877 6,271
114,094
Utilities (7.2%):
Avista Corp. .......................................................... 249,148 10,001
Black Hills Corp. ....................................................... 129,669 9,000
Clearway Energy, Inc. , Class C ............................................. 165,269 6,493
Hawaiian Electric Industries, Inc. (a) ......................................... 336,029 4,987
MDU Resources Group, Inc. (b) ............................................. 389,881 8,078
Northwest Natural Holding Co. ............................................. 179,244 9,539
ONE Gas, Inc. ......................................................... 123,865 10,669
Ormat Technologies, Inc. ................................................. 59,673 6,679
Otter Tail Corp. ........................................................ 97,709 8,576
Portland General Electric Co. .............................................. 183,771 9,698
Spire, Inc. ............................................................ 110,980 10,048
UGI Corp. ............................................................ 230,683 8,401
102,169
Total Common Stocks (Cost $1,315,671)
a
a
a
1,410,316
Collateral for Securities Loaned (2.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (c) ........ 8,371,495 8,373
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (c) ............ 8,371,495 8,371
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (c) ............... 8,371,495 8,371
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (c) . 8,371,495 8,371
Total Collateral for Securities Loaned (Cost $33,486)
a
a
a
33,486
Total Investments (Cost $1,349,157) — 102.0% 1,443,802
Liabilities in excess of other assets —  (2.0)% (28,470)
NET ASSETS - 100.00% $ 1,415,332
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini Russell 2000 Index Futures ...... 18 6/18/26 $ 2,247 $ 2,261 $ 14
Total unrealized appreciation $ 14
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 14

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.7%)
Australia (0.6%):
Materials (0.6%):
MMG Ltd. (a) .......................................................... 520,000 $ 479
Rio Tinto Ltd. ......................................................... 13,284 1,479
1,958
Austria (3.0%):
Energy (0.9%):
OMV AG ............................................................ 37,471 2,737
Financials (0.9%):
Raiffeisen Bank International AG (a) ......................................... 25,809 1,084
Vienna Insurance Group AG Wiener Versicherung Gruppe .......................... 21,278 1,510
2,594
Materials (0.4%):
Voestalpine AG ........................................................ 27,933 1,221
Utilities (0.8%):
Verbund AG .......................................................... 31,728 2,407
8,959
Canada (5.8%):
Communication Services (0.7%):
Rogers Communications, Inc. , Class B ........................................ 57,334 2,205
Consumer Discretionary (0.4%):
Magna International, Inc. ................................................. 21,251 1,187
Consumer Staples (0.7%):
Saputo, Inc. ........................................................... 67,348 2,105
Financials (4.0%):
Canadian Imperial Bank of Commerce ........................................ 30,502 2,891
Power Corp. of Canada (b) ................................................. 55,876 2,690
The Bank of Nova Scotia ................................................. 45,005 3,122
The Toronto-Dominion Bank ............................................... 34,369 3,210
11,913
17,410
Denmark (1.6%):
Financials (0.7%):
Jyske Bank A/S , Registered Shares .......................................... 16,289 2,216
Health Care (0.4%):
Genmab A/S (a) ........................................................ 4,743 1,257
Industrials (0.5%):
AP Moller - Maersk A/S , Class B (b) ......................................... 583 1,448
4,921
France (5.3%):
Communication Services (0.7%):
Orange SA ............................................................ 107,624 2,198
Consumer Staples (0.7%):
Carrefour SA .......................................................... 113,828 2,092
Financials (1.6%):
BNP Paribas SA ........................................................ 16,454 1,540
Credit Agricole SA ...................................................... 105,336 1,940
Societe Generale SA ..................................................... 17,641 1,259
4,739
Industrials (1.9%):
Bouygues SA .......................................................... 34,796 1,987
Eiffage SA ............................................................ 12,092 1,833
Rexel SA ............................................................. 47,331 1,820
5,640

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Information Technology (0.4%):
Capgemini SE ......................................................... 11,249 $ 1,307
15,976
Germany (7.3%):
Consumer Discretionary (2.3%):
Bayerische Motoren Werke AG ............................................. 16,256 1,465
Continental AG ........................................................ 21,368 1,472
Mercedes-Benz Group AG ................................................ 27,541 1,668
Schaeffler AG ......................................................... 99,138 808
Volkswagen AG , Preference Shares .......................................... 14,716 1,469
6,882
Financials (0.4%):
Deutsche Bank AG , Registered Shares ........................................ 43,504 1,263
Health Care (2.1%):
Bayer AG , Registered Shares .............................................. 23,883 1,087
Fresenius Medical Care AG ............................................... 38,298 1,707
Fresenius SE & Co. KGaA ................................................ 38,900 1,993
Merck KGaA .......................................................... 11,831 1,471
6,258
Industrials (0.8%):
Deutsche Lufthansa AG , Registered Shares .................................... 142,486 1,185
HOCHTIEF AG ........................................................ 2,576 1,140
2,325
Materials (1.0%):
Aurubis AG ........................................................... 7,081 1,227
Heidelberg Materials AG ................................................. 6,131 1,264
thyssenkrupp AG ....................................................... 71,802 615
3,106
Utilities (0.7%):
RWE AG ............................................................. 31,747 2,116
21,950
Greece (2.0%):
Financials (1.3%):
Alpha Bank SA ........................................................ 331,806 1,216
National Bank of Greece SA ............................................... 91,045 1,393
Piraeus Bank SA (a) ..................................................... 162,080 1,308
3,917
Utilities (0.7%):
Public Power Corp. SA ................................................... 99,438 2,064
5,981
Hong Kong (7.9%):
Consumer Staples (0.6%):
WH Group Ltd. (c) ...................................................... 1,292,333 1,691
Financials (0.8%):
BOC Hong Kong Holdings Ltd. ............................................ 307,284 1,677
China Taiping Insurance Holdings Co. Ltd. .................................... 325,818 851
2,528
Health Care (0.3%):
Sino Biopharmaceutical Ltd. ............................................... 1,093,614 822
Industrials (3.0%):
China Merchants Port Holdings Co. Ltd. ...................................... 867,590 1,620
CK Hutchison Holdings Ltd. ............................................... 218,287 1,659
MTR Corp. Ltd. ........................................................ 534,500 2,180
Orient Overseas International Ltd. ........................................... 81,022 1,437
Swire Pacific Ltd. , Class A ................................................ 187,352 2,040
8,936

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Real Estate (3.2%):
China Overseas Land & Investment Ltd. ...................................... 837,626 $ 1,234
China Resources Land Ltd. ................................................ 343,250 1,254
CK Asset Holdings Ltd. .................................................. 307,823 1,746
Henderson Land Development Co. Ltd. ....................................... 339,243 1,251
Hongkong Land Holdings Ltd. ............................................. 172,500 1,340
Sino Land Co. Ltd. ...................................................... 1,171,883 1,717
Sun Hung Kai Properties Ltd. .............................................. 78,543 1,294
9,836
23,813
Ireland (1.7%):
Financials (1.2%):
AIB Group PLC ........................................................ 183,503 1,912
Bank of Ireland Group PLC ............................................... 90,117 1,607
3,519
Industrials (0.5%):
Ryanair Holdings PLC ................................................... 57,657 1,591
5,110
Israel (1.7%):
Financials (1.1%):
Bank Hapoalim BM ..................................................... 68,894 1,608
Bank Leumi Le-Israel BM ................................................ 73,377 1,630
3,238
Health Care (0.4%):
Teva Pharmaceutical Industries Ltd. (a) ........................................ 39,365 1,157
Information Technology (0.2%):
Next Vision Stabilized Systems Ltd. ......................................... 7,837 761
5,156
Italy (4.9%):
Energy (1.2%):
Eni SpA ............................................................. 123,482 3,546
Financials (2.9%):
Banco BPM SpA ....................................................... 119,675 1,640
BPER Banca SpA ....................................................... 118,284 1,522
Intesa Sanpaolo SpA ..................................................... 304,355 1,816
Poste Italiane SpA (c) .................................................... 106,294 2,474
UniCredit SpA ......................................................... 20,221 1,422
8,874
Utilities (0.8%):
Italgas SpA (b) ......................................................... 205,138 2,378
14,798
Japan (25.5%):
Communication Services (0.5%):
LY Corp. ............................................................. 615,600 1,485
Consumer Discretionary (3.6%):
Aisin Corp. ........................................................... 90,300 1,234
Bridgestone Corp. ...................................................... 90,200 1,857
Honda Motor Co. Ltd. (b) ................................................. 152,200 1,206
Isuzu Motors Ltd. ....................................................... 93,100 1,303
Nissan Motor Co. Ltd. (a) ................................................. 422,600 887
Panasonic Holdings Corp. ................................................. 75,900 1,236
Subaru Corp. .......................................................... 65,600 1,026
Sumitomo Electric Industries Ltd. ........................................... 13,500 713
Suzuki Motor Corp. (b) ................................................... 107,100 1,266
10,728
Consumer Staples (1.4%):
Japan Tobacco, Inc. ..................................................... 58,900 2,234

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Kirin Holdings Co. Ltd. .................................................. 125,000 $ 1,989
4,223
Energy (1.8%):
ENEOS Holdings, Inc. ................................................... 190,000 1,689
Idemitsu Kosan Co. Ltd. .................................................. 228,300 2,218
Inpex Corp. ........................................................... 56,700 1,671
5,578
Financials (1.9%):
Japan Post Bank Co. Ltd. ................................................. 88,900 1,411
Japan Post Holdings Co. Ltd. .............................................. 149,400 1,684
Japan Post Insurance Co. Ltd. .............................................. 159,900 1,587
SBI Holdings, Inc. ...................................................... 51,300 921
5,603
Health Care (1.9%):
Astellas Pharma, Inc. .................................................... 109,100 1,732
Shionogi & Co. Ltd. ..................................................... 79,800 1,744
Takeda Pharmaceutical Co. Ltd. ............................................ 64,000 2,284
5,760
Industrials (8.1%):
Central Japan Railway Co. ................................................ 63,600 1,637
East Japan Railway Co. .................................................. 85,500 1,953
Fujikura Ltd. .......................................................... 27,600 712
Kajima Corp. .......................................................... 32,300 1,202
Kawasaki Kisen Kaisha Ltd. ............................................... 141,800 2,358
Marubeni Corp. ........................................................ 41,600 1,473
Mitsubishi Corp. ....................................................... 52,300 1,752
Mitsui & Co. Ltd. ....................................................... 47,400 1,780
Mitsui OSK Lines Ltd. (b) ................................................. 61,300 2,509
Nippon Yusen KK (b) .................................................... 66,000 2,399
Obayashi Corp. ........................................................ 58,900 1,394
Shimizu Corp. ......................................................... 67,700 1,183
Sumitomo Corp. ........................................................ 43,000 1,566
Taisei Corp. ........................................................... 11,100 1,123
Toyota Tsusho Corp. ..................................................... 34,700 1,301
24,342
Information Technology (1.2%):
FUJIFILM Holdings Corp. ................................................ 93,000 1,739
Kioxia Holdings Corp. (a) ................................................. 4,200 505
Kyocera Corp. ......................................................... 95,100 1,425
3,669
Materials (1.5%):
JFE Holdings, Inc. ...................................................... 138,000 1,579
Mitsubishi Chemical Group Corp. ........................................... 253,400 1,435
Nippon Steel Corp. (b) ................................................... 424,400 1,540
4,554
Real Estate (1.4%):
Daiwa House Industry Co. Ltd. ............................................. 71,700 2,222
Hulic Co. Ltd. ......................................................... 178,500 2,058
4,280
Utilities (2.2%):
Chubu Electric Power Co., Inc. ............................................. 105,200 1,712
Osaka Gas Co. Ltd. ..................................................... 46,400 1,866
The Kansai Electric Power Co., Inc. .......................................... 92,800 1,511
Tokyo Gas Co. Ltd. ..................................................... 36,200 1,692
6,781
77,003

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Luxembourg (0.9%):
Health Care (0.5%):
Eurofins Scientific SE .................................................... 23,291 $ 1,687
Materials (0.4%):
ArcelorMittal SA ....................................................... 22,784 1,154
2,841
Mexico (0.2%):
Materials (0.2%):
Fresnillo PLC ......................................................... 16,035 701
Netherlands (2.7%):
Consumer Discretionary (0.6%):
Prosus NV (a) .......................................................... 38,588 1,738
Financials (2.1%):
ABN AMRO Bank NV , Class CV ........................................... 56,896 1,783
ING Groep NV ........................................................ 75,412 1,927
NN Group NV ......................................................... 35,514 2,752
6,462
8,200
Portugal (0.6%):
Financials (0.6%):
Banco Comercial Portugues SA , Class R ...................................... 1,811,677 1,742
Singapore (3.4%):
Consumer Staples (0.9%):
Wilmar International Ltd. ................................................. 898,200 2,690
Financials (1.1%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 189,000 3,230
Industrials (1.4%):
Keppel Ltd. ........................................................... 205,600 1,883
Singapore Airlines Ltd. ................................................... 496,200 2,548
4,431
10,351
South Korea (7.4%):
Communication Services (1.0%):
KT Corp. ............................................................. 34,580 1,364
NAVER Corp. ......................................................... 4,871 641
SK Telecom Co. Ltd. .................................................... 21,581 1,077
3,082
Consumer Discretionary (0.8%):
Hyundai Mobis Co. Ltd. .................................................. 2,630 649
Hyundai Motor Co. ..................................................... 1,609 468
Kia Corp. ............................................................ 6,979 662
LG Electronics, Inc. ..................................................... 8,781 606
2,385
Energy (0.2%):
HD Hyundai Co. Ltd. .................................................... 3,686 575
Financials (2.0%):
Hana Financial Group, Inc. ................................................ 14,337 998
Industrial Bank of Korea .................................................. 85,137 1,187
Korea Investment Holdings Co. Ltd. ......................................... 4,140 548
Mirae Asset Securities Co. Ltd. ............................................. 10,636 428
Samsung Life Insurance Co. Ltd. ............................................ 6,257 860
Shinhan Financial Group Co. Ltd. ........................................... 19,101 1,094
Woori Financial Group, Inc. ............................................... 51,491 1,078
6,193
Industrials (2.0%):
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 2,861 643
HMM Co. Ltd. ......................................................... 88,668 1,133

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Hyosung Heavy Industries Corp. ............................................ 357 $ 573
Hyundai Glovis Co. Ltd. .................................................. 4,482 607
Hyundai Rotem Co. Ltd. .................................................. 4,738 524
LG Corp. ............................................................. 16,122 872
Samsung C&T Corp. .................................................... 3,866 640
SK Square Co. Ltd. (a) ................................................... 1,320 402
SK, Inc. .............................................................. 2,894 569
5,963
Information Technology (0.8%):
Samsung Electro-Mechanics Co. Ltd. ......................................... 2,662 708
Samsung Electronics Co. Ltd. .............................................. 6,444 704
Samsung SDS Co. Ltd. ................................................... 6,458 633
SK hynix, Inc. ......................................................... 958 505
2,550
Materials (0.4%):
LG Chem Ltd. ......................................................... 2,739 535
POSCO Holdings, Inc. ................................................... 3,566 774
1,309
Utilities (0.2%):
Korea Electric Power Corp. ................................................ 17,339 472
22,529
Spain (4.1%):
Energy (0.8%):
Repsol SA ............................................................ 88,188 2,512
Financials (2.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 71,824 1,515
Banco Santander SA ..................................................... 140,678 1,543
CaixaBank SA ......................................................... 160,232 1,882
Unicaja Banco SA (c) .................................................... 595,461 1,736
6,676
Industrials (0.6%):
ACS Actividades de Construccion y Servicios SA ................................ 13,870 1,680
Utilities (0.5%):
Acciona SA ........................................................... 5,434 1,399
12,267
Sweden (2.8%):
Consumer Discretionary (0.2%):
Volvo Car AB , Class B (a) (b) ............................................... 250,610 554
Financials (2.6%):
Industrivarden AB , Class C (b) .............................................. 50,137 2,453
Investor AB , Class B .................................................... 72,545 2,717
Swedbank AB , Class A (b) ................................................. 78,015 2,630
7,800
8,354
Switzerland (1.2%):
Consumer Discretionary (0.4%):
The Swatch Group AG , Class BR (b) ......................................... 5,325 1,156
Information Technology (0.4%):
STMicroelectronics NV (b) ................................................ 32,920 1,088
Materials (0.4%):
Holcim AG (a) ......................................................... 16,498 1,340
3,584
United Kingdom (8.1%):
Communication Services (1.3%):
BT Group PLC ........................................................ 652,212 1,817

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Vodafone Group PLC .................................................... 1,376,256 $ 2,063
3,880
Consumer Staples (2.2%):
British American Tobacco PLC ............................................. 37,312 2,159
Imperial Brands PLC .................................................... 59,646 2,413
J Sainsbury PLC ....................................................... 502,025 2,252
6,824
Financials (2.7%):
Barclays PLC ......................................................... 301,210 1,553
HSBC Holdings PLC .................................................... 115,304 1,864
Lloyds Banking Group PLC ............................................... 1,393,850 1,703
NatWest Group PLC ..................................................... 201,231 1,473
Standard Chartered PLC .................................................. 78,622 1,618
8,211
Health Care (0.6%):
GSK PLC ............................................................ 63,453 1,733
Industrials (0.4%):
International Consolidated Airlines Group SA ................................... 262,180 1,214
Materials (0.9%):
Anglogold Ashanti PLC .................................................. 7,187 700
Rio Tinto PLC ......................................................... 20,745 1,906
2,606
24,468
Total Common Stocks (Cost $251,682) 298,072
Rights (0.0%)(d)
Italy (0.0%):(d)
Communication Services (0.0%):(d)
Telecom Italia SpA RTS , expiring 4/1/26 (a) .................................... 2,517,734 — (e)
Total Rights (Cost $–) — (e)
Collateral for Securities Loaned (5.0%)^
United States (5.0%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (f) ........ 3,752,451 3,753
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (f) ............ 3,752,451 3,752
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (f) ................ 3,752,451 3,753
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (f) . 3,752,451 3,752
Total Collateral for Securities Loaned (Cost $15,010) 15,010
Total Investments (Cost $266,692) — 103.7% 313,082
Liabilities in excess of other assets — (3.7)% (11,106)
NET ASSETS - 100.00% $ 301,976
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was $5,901
(thousands) and amounted to 2.0% of net assets.
(d) Amount represents less than 0.05% of net assets.
(e) Rounds to less than $1 thousand.
(f) Rate disclosed is the daily yield on March 31, 2026.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI EAFE Index Futures ...... 8 6/18/26 $ 1,163 $ 1,160 $ (3)

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Schedule of Portfolio Investments — continued
March 31, 2026
Total unrealized appreciation $ —
Total unrealized depreciation (3)
Total net unrealized appreciation (depreciation) $ (3)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.1%)
Brazil (10.2%):
Communication Services (0.9%):
Telefonica Brasil SA ..................................................... 147,800 $ 1,176
TIM SA .............................................................. 200,800 1,065
2,241
Consumer Discretionary (0.8%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 138,700 732
Vibra Energia SA ....................................................... 182,489 1,114
1,846
Consumer Staples (0.7%):
Ambev SA ............................................................ 420,700 1,239
MBRF Global Foods Co. SA ............................................... 126,989 530
1,769
Energy (0.7%):
Petroleo Brasileiro SA , Preference Shares ..................................... 170,000 1,597
Financials (1.4%):
Banco Bradesco SA , Preference Shares ....................................... 287,700 1,065
Itau Unibanco Holding SA , Preference Shares .................................. 136,088 1,142
Itausa SA , Preference Shares ............................................... 430,700 1,163
3,370
Health Care (0.8%):
Hypera SA ............................................................ 205,500 924
Rede D'Or Sao Luiz SA (a) ................................................ 117,640 885
1,809
Industrials (1.1%):
Embraer SA ........................................................... 44,746 665
Localiza Rent a Car SA ................................................... 86,300 783
Motiva Infraestrutura de Mobilidade SA ....................................... 350,914 1,071
2,519
Materials (0.9%):
Gerdau SA , Preference Shares .............................................. 294,584 1,081
Vale SA .............................................................. 67,700 1,078
2,159
Real Estate (0.5%):
Allos SA ............................................................. 196,334 1,150
Utilities (2.4%):
Axia Energia .......................................................... 85,721 969
Cia de Saneamento de Minas Gerais Copasa MG ................................ 99,800 1,112
Cia De Sanena Do Parana ................................................. 123,900 1,065
Cia Energetica de Minas Gerais , Preference Shares ............................... 529,490 1,289
Cia Paranaense de Energia - Copel ........................................... 400,800 1,194
5,629
24,089
Chile (3.4%):
Consumer Discretionary (0.4%):
Falabella SA .......................................................... 144,928 888
Consumer Staples (0.4%):
Cencosud SA .......................................................... 352,455 963
Financials (1.5%):
Banco de Chile ........................................................ 6,381,922 1,159
Banco de Credito e Inversiones SA .......................................... 15,991 1,036
Banco Santander Chile ................................................... 16,235,862 1,345
3,540
Industrials (0.6%):
Latam Airlines Group SA ................................................. 34,424,193 848

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Sociedad Quimica y Minera de Chile SA , Class B (b) .............................. 8,010 $ 649
1,497
Utilities (0.5%):
Enel Chile SA ......................................................... 15,197,755 1,173
8,061
China (45.8%):
Communication Services (2.5%):
Baidu, Inc. , Class A (b) ................................................... 59,400 801
China Tower Corp. Ltd. , Class H (a) .......................................... 1,551,083 2,113
Kuaishou Technology , Class B (a) ........................................... 116,053 668
Tencent Holdings Ltd. ................................................... 27,780 1,715
XD, Inc. ............................................................. 88,139 679
5,976
Consumer Discretionary (4.1%):
BYD Co. Ltd. ......................................................... 112,744 1,521
Chery Automobile Co. Ltd. , Class H (b) ....................................... 491,235 1,679
Fuyao Glass Industry Group Co. Ltd. , Class H (a) ................................ 180,670 1,351
Great Wall Motor Co. Ltd. ................................................ 801,485 1,261
Haier Smart Home Co. Ltd. , Class A ......................................... 508,001 1,343
Midea Group Co. Ltd. , Class H ............................................. 165,635 1,770
Zhongsheng Group Holdings Ltd. ........................................... 800,938 840
9,765
Consumer Staples (3.2%):
Hengan International Group Co. Ltd. ......................................... 701,500 2,460
JD Health International, Inc. (a) (b) ........................................... 145,158 871
Nongfu Spring Co. Ltd. , Class H (a) .......................................... 255,200 1,527
Ping An Healthcare and Technology Co. Ltd. (a) (b) ............................... 476,002 700
Tsingtao Brewery Co. Ltd. , Class H .......................................... 302,000 1,867
7,425
Energy (3.3%):
China Coal Energy Co. Ltd. , Class H ......................................... 781,366 1,315
China Petroleum & Chemical Corp. , Class H ................................... 2,700,425 1,546
China Shenhua Energy Co. Ltd. , Class H ...................................... 264,075 1,553
PetroChina Co. Ltd. , Class H .............................................. 1,458,603 2,000
Yankuang Energy Group Co. Ltd. , Class H ..................................... 695,101 1,292
7,706
Financials (14.8%):
Agricultural Bank of China Ltd. , Class H ...................................... 2,993,613 2,127
Bank of China Ltd. , Class H ............................................... 4,595,389 2,913
Bank of Communications Co. Ltd. , Class H .................................... 2,882,557 2,588
China CITIC Bank Corp. Ltd. , Class H ....................................... 2,262,531 2,280
China Construction Bank Corp. , Class H ...................................... 2,164,944 2,316
China Everbright Bank Co. Ltd. , Class H ...................................... 4,365,303 1,692
China Galaxy Securities Co. Ltd. , Class H ..................................... 869,365 876
China International Capital Corp. Ltd. , Class H (a) ................................ 433,552 949
China Life Insurance Co. Ltd. , Class H ....................................... 286,601 899
China Merchants Bank Co. Ltd. , Class H ...................................... 323,745 2,035
China Minsheng Banking Corp. Ltd. , Class H ................................... 3,297,945 1,544
China Pacific Insurance Group Co. Ltd. , Class H ................................ 272,116 1,106
CITIC Securities Co. Ltd. , Class H .......................................... 339,480 1,030
GF Securities Co. Ltd. , Class H ............................................. 512,191 941
Guotai Haitong Securities Co. Ltd. , Class H (a) .................................. 607,126 1,036
Huatai Securities Co. Ltd. , Class H (a) ........................................ 531,539 1,004
Industrial & Commercial Bank of China Ltd. , Class H ............................. 2,879,852 2,519
New China Life Insurance Co. Ltd. , Class H .................................... 158,137 933
PICC Property & Casualty Co. Ltd. , Class H ................................... 791,170 1,439
Ping An Insurance Group Co. of China Ltd. .................................... 181,112 1,373
Postal Savings Bank of China Co. Ltd. , Class H (a) ............................... 3,473,571 2,175
The People's Insurance Co. Group of China Ltd. , Class H .......................... 1,545,814 1,065
34,840

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Health Care (4.5%):
3SBio, Inc. (a) (b) ....................................................... 259,051 $ 748
China Resources Pharmaceutical Group Ltd. (a) ................................. 4,546,635 3,352
CSPC Pharmaceutical Group Ltd. ........................................... 699,708 812
Shandong Weigao Group Medical Polymer Co. Ltd. , Class H ........................ 2,005,676 959
Shanghai Conant Optical Co. Ltd. , Class H .................................... 107,900 642
Sinopharm Group Co. Ltd. , Class H .......................................... 848,848 2,187
WuXi AppTec Co. Ltd. , Class H (a) .......................................... 63,744 955
Wuxi Biologics Cayman, Inc. (a) (b) .......................................... 194,236 818
10,473
Industrials (4.6%):
Air China Ltd. , Class H (b) ................................................ 1,442,000 841
China Eastern Airlines Corp. Ltd. , Class H (b) ................................... 1,418,000 631
China Southern Airlines Co. Ltd. , Class H (b) ................................... 1,566,000 779
Contemporary Amperex Technology Co. Ltd. , Class H (c) .......................... 18,154 1,420
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 919,111 1,747
Fosun International Ltd. .................................................. 2,784,000 1,470
Sany Heavy Equipment International Holdings Co. Ltd. ........................... 626,449 883
Sinotruk Hong Kong Ltd. ................................................. 218,213 1,079
Weichai Power Co. Ltd. , Class H ............................................ 249,521 869
Zhuzhou CRRC Times Electric Co. Ltd. , Class H ................................ 239,700 1,114
10,833
Information Technology (1.8%):
AAC Technologies Holdings, Inc. ........................................... 237,592 1,003
Hua Hong Semiconductor Ltd. , Class H (a) (b) ................................... 54,865 544
Lenovo Group Ltd. ...................................................... 1,164,472 1,359
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. , Class H (a) ...................... 30,296 707
ZTE Corp. , Class H ..................................................... 216,618 602
4,215
Materials (3.3%):
Aluminum Corp. of China Ltd. , Class H ....................................... 515,169 739
Anhui Conch Cement Co. Ltd. , Class H ....................................... 422,782 1,143
China Hongqiao Group Ltd. ............................................... 217,764 965
China National Building Material Co. Ltd. , Class H .............................. 1,078,000 654
China Nonferrous Mining Corp. Ltd. ......................................... 359,000 526
CMOC Group Ltd. , Class H ............................................... 271,020 557
Ganfeng Lithium Group Co. Ltd. , Class H (a) ................................... 71,800 666
Jiangxi Copper Co. Ltd. , Class H ............................................ 140,225 610
Shandong Gold Mining Co. Ltd. , Class H (a) .................................... 151,208 624
West China Cement Ltd. .................................................. 2,220,000 617
Zijin Mining Group Co. Ltd. , Class H ........................................ 169,553 743
7,844
Real Estate (1.5%):
Country Garden Services Holdings Co. Ltd. .................................... 2,054,438 1,548
Greentown China Holdings Ltd. ............................................ 919,522 1,024
Longfor Group Holdings Ltd. (a) (c) .......................................... 1,007,422 970
3,542
Utilities (2.2%):
CGN Power Co. Ltd. , Class H (a) ............................................ 4,717,000 2,118
China Longyuan Power Group Corp. Ltd. , Class H ............................... 1,735,101 1,578
Huaneng Power International, Inc. , Class H .................................... 2,099,134 1,579
5,275
107,894
Colombia (0.5%):
Financials (0.5%):
Grupo Cibest SA ....................................................... 60,247 1,108
Czech Republic (1.0%):
Financials (1.0%):
Komercni Banka A/S .................................................... 46,911 2,385

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group (b) (d) ........................................................ 14,913 $ —
Hungary (2.3%):
Energy (0.8%):
MOL Hungarian Oil & Gas PLC ............................................ 155,140 1,847
Financials (0.7%):
OTP Bank Nyrt ........................................................ 16,301 1,738
Health Care (0.8%):
Richter Gedeon Nyrt .................................................... 52,348 1,866
5,451
India (5.8%):
Consumer Discretionary (2.1%):
Eicher Motors Ltd. ...................................................... 26,241 1,822
Maruti Suzuki India Ltd. .................................................. 13,713 1,780
Tata Motors Passenger Vehicles Ltd. ......................................... 450,457 1,407
5,009
Financials (1.6%):
Indian Bank ........................................................... 146,347 1,305
L&T Finance Ltd. ...................................................... 485,645 1,230
Shriram Finance Ltd. .................................................... 135,874 1,249
3,784
Health Care (0.6%):
Laurus Labs Ltd. (a) ..................................................... 137,128 1,435
Industrials (1.5%):
Ashok Leyland Ltd. ..................................................... 733,753 1,193
Bharat Electronics Ltd. ................................................... 366,182 1,547
Force Motors Ltd. ...................................................... 3,291 673
3,413
13,641
Indonesia (1.9%):
Energy (1.1%):
PT Alamtri Resources Indonesia Tbk ......................................... 8,048,021 1,222
PT United Tractors Tbk .................................................. 701,512 1,282
2,504
Industrials (0.5%):
PT Astra International Tbk ................................................ 3,247,983 1,195
Materials (0.3%):
PT Aneka Tambang Tbk .................................................. 3,342,761 689
4,388
Malaysia (4.0%):
Consumer Discretionary (0.5%):
Genting Bhd .......................................................... 2,268,000 1,250
Consumer Staples (1.3%):
SD Guthrie Bhd ........................................................ 1,948,000 2,914
Financials (1.2%):
RHB Bank Bhd ........................................................ 1,368,200 2,855
Health Care (1.0%):
IHH Healthcare Bhd ..................................................... 1,089,600 2,419
9,438
Mexico (2.2%):
Consumer Staples (1.4%):
Coca-Cola Femsa SAB de CV .............................................. 99,601 971
Fomento Economico Mexicano SAB de CV .................................... 112,163 1,238

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VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 446,802 $ 1,058
3,267
Materials (0.4%):
Cemex SAB de CV , Preference Shares ........................................ 755,631 867
Real Estate (0.4%):
Fibra Uno Administracion SA de CV ......................................... 673,657 1,097
5,231
Netherlands (1.0%):
Real Estate (1.0%):
NEPI Rockcastle NV (b) .................................................. 303,240 2,434
Peru (0.5%):
Financials (0.5%):
Credicorp Ltd. ......................................................... 3,567 1,210
Poland (1.3%):
Energy (0.7%):
ORLEN SA ........................................................... 42,518 1,539
Information Technology (0.3%):
Asseco Poland SA ...................................................... 17,399 795
Utilities (0.3%):
Tauron Polska Energia SA (b) .............................................. 271,514 751
3,085
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (b) (d) (e) .................................................. 324,752 —
Financials (0.0%):
Sberbank of Russia PJSC (b) (d) (e) ........................................... 177,888 —
T-Tekhnologii MKPAO , GDR (b) (d) (e) ........................................ 15,868 —
—
Materials (0.0%):
PhosAgro PJSC , GDR (b) (d) (e) ............................................. 35,202 —
PhosAgro Public Joint , Class BL , GDR (b) (d) (e) ................................. 227 —
Severstal PAO (b) (d) (e) ................................................... 37,552 —
United Co. RUSAL International PJSC (b) (d) (e) ................................. 555,630 —
—
Utilities (0.0%):
Inter RAO UES PJSC (b) (d) (e) ............................................. 23,475,472 —
—
South Africa (2.7%):
Consumer Discretionary (0.6%):
Naspers Ltd. , Class N .................................................... 27,758 1,414
Consumer Staples (0.6%):
Tiger Brands Ltd. ....................................................... 76,964 1,361
Financials (0.7%):
Absa Group Ltd. ....................................................... 121,924 1,739
Real Estate (0.8%):
Growthpoint Properties Ltd. ............................................... 1,903,181 1,819
6,333
Taiwan (11.1%):
Consumer Discretionary (0.7%):
Pou Chen Corp. ........................................................ 1,783,000 1,578
Health Care (0.5%):
Caliway Biopharmaceuticals Co. Ltd. (b) ...................................... 130,000 351
Lotus Pharmaceutical Co. Ltd. ............................................. 116,000 751
1,102

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
Value
(000)
Industrials (1.3%):
Evergreen Marine Corp. Taiwan Ltd. ......................................... 270,400 $ 1,688
L&K Engineering Co. Ltd. ................................................ 48,183 790
Teco Electric and Machinery Co. Ltd. ........................................ 300,000 563
3,041
Information Technology (8.6%):
ASE Technology Holding Co. Ltd. ........................................... 86,000 884
Catcher Technology Co. Ltd. ............................................... 308,000 1,811
Chroma ATE, Inc. ...................................................... 20,000 917
Compal Electronics, Inc. .................................................. 1,304,000 1,099
Delta Electronics, Inc. ................................................... 22,000 950
EZconn Corp. ......................................................... 9,321 554
Foxconn Technology Co. Ltd. .............................................. 807,000 1,275
King Yuan Electronics Co. Ltd. ............................................. 84,000 686
Macronix International Co. Ltd. (b) .......................................... 183,000 661
Nan Ya Printed Circuit Board Corp. .......................................... 40,000 653
Nanya Technology Corp. (b) ............................................... 71,000 441
Pegatron Corp. ......................................................... 888,000 2,117
Powertech Technology, Inc. ................................................ 115,000 673
Synnex Technology International Corp. ....................................... 638,000 1,513
Transcend Information, Inc. ............................................... 113,166 747
Tripod Technology Corp. ................................................. 94,000 995
United Microelectronics Corp. ............................................. 586,000 1,036
Winbond Electronics Corp. ................................................ 159,000 449
WT Microelectronics Co. Ltd. .............................................. 198,000 1,344
Yageo Corp. ........................................................... 102,000 777
Zhen Ding Technology Holding Ltd. ......................................... 130,000 840
20,422
26,143
Thailand (1.7%):
Consumer Staples (0.7%):
Charoen Pokphand Foods PCL ............................................. 2,428,000 1,539
Financials (1.0%):
Kasikornbank PCL ...................................................... 406,500 2,354
3,893
Turkey (3.7%):
Consumer Staples (1.4%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S .................................... 2,559,958 967
Coca-Cola Icecek A/S .................................................... 759,469 1,205
Migros Ticaret A/S ...................................................... 89,168 1,209
3,381
Energy (0.6%):
Turkiye Petrol Rafinerileri A/S ............................................. 237,412 1,380
Financials (0.3%):
Tera Yatirim Menkul Degerler A/S (b) ......................................... 87,597 700
Industrials (1.4%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 126,792 914
Enka Insaat ve Sanayi A/S ................................................ 514,612 1,083
Turk Hava Yollari AO .................................................... 193,177 1,280
3,277
8,738
Total Common Stocks (Cost $216,697) 233,522
Collateral for Securities Loaned (1.1%)^
United States (1.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (f) ........ 663,093 663
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (f) ............ 663,093 663
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (f) ................ 663,093 663

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 723
Inter RAO UES PJSC .........................................
5/2/2018
1,576
PhosAgro PJSC , GDR ........................................
12/21/2021
749
PhosAgro Public Joint , Class BL , GDR ............................
12/21/2021
5
Sberbank of Russia PJSC ......................................
10/24/2017
634
Severstal PAO ..............................................
5/27/2021
881
T-Tekhnologii MKPAO , GDR ...................................
2/26/2021
856
United Co. RUSAL International PJSC ............................
11/30/2021
517
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (f) . 663,093 $ 663
Total Collateral for Securities Loaned (Cost $2,652) 2,652
Total Investments (Cost $219,349) — 100.2% 236,174
Liabilities in excess of other assets — (0.2)% (432)
NET ASSETS - 100.00% $ 235,742
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$26,216 (thousands) and amounted to 11.1% of net assets.
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2026 (amounts in thousands):
(f) Rate disclosed is the daily yield on March 31, 2026.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini MSCI Emerging Markets Index
Futures .......................... 27 6/18/26 $ 2,011 $ 1,963 $ (48)
Total unrealized appreciation $ —
Total unrealized depreciation (48)
Total net unrealized appreciation (depreciation) $ (48)

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (16.1%):
Alphabet, Inc. , Class A ................................................... 125,214 $ 36,006
Alphabet, Inc. , Class C ................................................... 108,972 31,260
AT&T, Inc. ........................................................... 151,288 4,386
Charter Communications, Inc. , Class A (a) (b) ................................... 1,800 389
Comcast Corp. , Class A .................................................. 76,611 2,199
Electronic Arts, Inc. ..................................................... 4,835 986
Fox Corp. , Class A ...................................................... 4,748 277
Fox Corp. , Class B ...................................................... 3,043 162
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 4,905 417
Liberty Media Corp.-Liberty Formula One , Series A (a) ............................ 420 33
Live Nation Entertainment, Inc. (a) (b) ......................................... 3,425 522
Meta Platforms, Inc. , Class A .............................................. 47,125 26,962
Netflix, Inc. (a) ......................................................... 90,560 8,707
News Corp. , Class A ..................................................... 8,385 209
News Corp. , Class B (b) .................................................. 2,155 61
Omnicom Group, Inc. .................................................... 6,646 500
Pinterest, Inc. , Class A (a) ................................................. 13,029 239
Reddit, Inc. , Class A (a) ................................................... 2,960 398
ROBLOX Corp. , Class A (a) ............................................... 13,062 739
Spotify Technology SA (a) ................................................. 3,308 1,604
Take-Two Interactive Software, Inc. (a) ........................................ 3,760 743
The Trade Desk, Inc. , Class A (a) ............................................ 10,002 227
The Walt Disney Co. .................................................... 38,029 3,665
T-Mobile US, Inc. ...................................................... 10,430 2,191
Verizon Communications, Inc. .............................................. 89,780 4,507
Warner Bros Discovery, Inc. (a) ............................................. 51,739 1,421
128,810
Communications Equipment (0.9%):
Arista Networks, Inc. (a) .................................................. 11,210 1,376
Ciena Corp. (a) ......................................................... 1,574 611
Cisco Systems, Inc. ..................................................... 43,570 3,381
F5, Inc. (a) ............................................................ 525 152
Lumentum Holdings, Inc. (a) ............................................... 762 536
Motorola Solutions, Inc. .................................................. 1,833 795
6,851
Consumer Discretionary (5.0%):
Airbnb, Inc. , Class A (a) .................................................. 3,173 401
Amazon.com, Inc. (a) .................................................... 71,060 14,800
AutoZone, Inc. (a) ....................................................... 121 409
Best Buy Co., Inc. ...................................................... 1,479 95
Booking Holdings, Inc. ................................................... 231 972
Burlington Stores, Inc. (a) ................................................. 379 123
Carnival Corp. ......................................................... 7,871 204
Carvana Co. , Class A (a) .................................................. 1,070 336
Chipotle Mexican Grill, Inc. , Class A (a) ....................................... 9,994 320
D.R. Horton, Inc. ....................................................... 1,911 262
Darden Restaurants, Inc. .................................................. 710 139
Domino's Pizza, Inc. ..................................................... 207 74
DoorDash, Inc. , Class A (a) ................................................ 2,392 359
DraftKings, Inc. (a) ...................................................... 3,508 76
eBay, Inc. ............................................................ 3,400 309
Expedia Group, Inc. ..................................................... 713 165
Ford Motor Co. ........................................................ 28,857 333
Garmin Ltd. ........................................................... 1,305 303
General Motors Co. ..................................................... 7,019 523
Genuine Parts Co. ...................................................... 1,155 122
Hilton Worldwide Holdings, Inc. ............................................ 1,757 534
Las Vegas Sands Corp. ................................................... 2,227 120
Lennar Corp. , Class A .................................................... 1,682 146
Lennar Corp. , Class B ................................................... 60 5

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Lowe's Cos., Inc. ....................................................... 3,994 $ 944
Lululemon Athletica, Inc. (a) ............................................... 622 95
Marriott International, Inc. , Class A .......................................... 1,687 552
McDonald's Corp. ...................................................... 5,295 1,646
NIKE, Inc. , Class B ..................................................... 8,593 454
NVR, Inc. (a) .......................................................... 16 105
O'Reilly Automotive, Inc. (a) ............................................... 6,052 559
PulteGroup, Inc. ........................................................ 1,496 176
Rivian Automotive, Inc. , Class A (a) .......................................... 5,508 83
Ross Stores, Inc. ....................................................... 2,255 488
Royal Caribbean Cruises Ltd. .............................................. 1,868 514
Somnigroup International, Inc. ............................................. 1,465 108
Starbucks Corp. ........................................................ 8,401 753
Tapestry, Inc. .......................................................... 1,648 232
Tesla, Inc. (a) .......................................................... 20,563 7,644
The Home Depot, Inc. ................................................... 7,267 2,390
The TJX Cos., Inc. ...................................................... 8,095 1,293
Tractor Supply Co. ...................................................... 3,814 173
Ulta Beauty, Inc. (a) ..................................................... 272 142
Viking Holdings Ltd. (a) .................................................. 1,683 124
Williams-Sonoma, Inc. ................................................... 700 128
Yum! Brands, Inc. ...................................................... 2,007 312
40,045
Consumer Staples (11.3%):
Altria Group, Inc. ....................................................... 49,937 3,295
Archer-Daniels-Midland Co. ............................................... 14,524 1,056
Brown-Forman Corp. , Class A (b) ........................................... 1,381 37
Brown-Forman Corp. , Class B (b) ........................................... 8,726 231
Bunge Global SA ....................................................... 4,788 609
Casey's General Stores, Inc. ............................................... 1,115 812
Church & Dwight Co., Inc. ................................................ 7,308 682
Colgate-Palmolive Co. ................................................... 24,433 2,082
Constellation Brands, Inc. , Class A .......................................... 4,774 716
Costco Wholesale Corp. .................................................. 13,462 13,414
Dollar General Corp. .................................................... 6,716 797
Dollar Tree, Inc. (a) ...................................................... 5,931 650
General Mills, Inc. ...................................................... 16,153 601
Kenvue, Inc. .......................................................... 57,782 996
Keurig Dr. Pepper, Inc. ................................................... 39,001 1,027
Kimberly-Clark Corp. .................................................... 10,015 966
McCormick & Co., Inc. .................................................. 7,812 394
Mondelez International, Inc. , Class A ......................................... 38,927 2,244
Monster Beverage Corp. (a) ................................................ 21,071 1,527
PepsiCo, Inc. .......................................................... 41,169 6,393
Philip Morris International, Inc. ............................................. 47,244 7,811
Sysco Corp. ........................................................... 14,433 1,030
Target Corp. .......................................................... 13,741 1,665
The Coca-Cola Co. ...................................................... 129,894 9,878
The Estee Lauder Cos., Inc. , Class A ......................................... 7,008 503
The Hershey Co. ....................................................... 4,296 893
The Kraft Heinz Co. ..................................................... 35,874 807
The Kroger Co. ........................................................ 19,070 1,380
The Procter & Gamble Co. ................................................ 70,625 10,201
Tyson Foods, Inc. , Class A ................................................ 8,573 549
U.S. Foods Holding Corp. (a) ............................................... 6,783 626
Walmart, Inc. .......................................................... 132,828 16,508
90,380
Electronic Equipment, Instruments & Components (0.7%):
Amphenol Corp. , Class A ................................................. 13,623 1,721
CDW Corp. ........................................................... 1,512 183
Coherent Corp. (a) ...................................................... 1,724 411
Corning, Inc. .......................................................... 8,699 1,183

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Jabil, Inc. ............................................................ 1,264 $ 336
Keysight Technologies, Inc. (a) ............................................. 1,878 530
TE Connectivity PLC .................................................... 3,319 694
Teledyne Technologies, Inc. (a) ............................................. 429 259
5,317
Financials (19.9%):
Affirm Holdings, Inc. , Class A (a) ............................................ 5,711 262
Aflac, Inc. ............................................................ 10,561 1,159
American Express Co. ................................................... 15,263 4,617
American International Group, Inc. .......................................... 12,318 927
Ameriprise Financial, Inc. ................................................. 2,022 899
Aon PLC , Class A ...................................................... 4,727 1,526
Apollo Global Management, Inc. ............................................ 8,879 989
Arch Capital Group Ltd. (a) ................................................ 7,819 751
Ares Management Corp. , Class A ........................................... 4,636 506
Arthur J. Gallagher & Co. ................................................. 5,564 1,205
Bank of America Corp. ................................................... 159,607 7,781
Berkshire Hathaway, Inc. , Class A (a) ......................................... 6 4,309
Berkshire Hathaway, Inc. , Class B (a) ......................................... 32,444 15,547
BlackRock, Inc. ........................................................ 3,224 3,101
Blackstone, Inc. ........................................................ 15,900 1,828
Block, Inc. , Class A (a) ................................................... 11,353 683
Brown & Brown, Inc. .................................................... 5,925 386
Capital One Financial Corp. ............................................... 13,727 2,504
Cboe Global Markets, Inc. ................................................ 2,225 625
Chubb Ltd. ........................................................... 8,466 2,759
Cincinnati Financial Corp. ................................................ 3,428 539
Citigroup, Inc. ......................................................... 39,037 4,427
Citizens Financial Group, Inc. .............................................. 9,419 565
CME Group, Inc. , Class A ................................................. 7,798 2,303
Coinbase Global, Inc. , Class A (a) ........................................... 4,933 861
Corebridge Financial, Inc. ................................................. 8,698 208
Corpay, Inc. (a) ......................................................... 1,546 450
Erie Indemnity Co. , Class A (b) ............................................. 460 116
Fidelity National Information Services, Inc. .................................... 11,256 528
Fifth Third Bancorp ..................................................... 19,986 929
First Citizens Bancshares, Inc. , Class A ....................................... 162 305
Fiserv, Inc. (a) .......................................................... 11,807 659
Global Payments, Inc. .................................................... 5,286 356
Huntington Bancshares, Inc. ............................................... 44,956 704
Interactive Brokers Group, Inc. , Class A ....................................... 9,284 623
Intercontinental Exchange, Inc. ............................................. 12,667 1,992
JPMorgan Chase & Co. .................................................. 59,789 17,588
KeyCorp ............................................................. 24,312 487
KKR & Co., Inc. ....................................................... 14,840 1,373
Loews Corp. .......................................................... 3,760 401
LPL Financial Holdings, Inc. ............................................... 1,751 527
M&T Bank Corp. ....................................................... 3,461 715
Markel Group, Inc. (a) .................................................... 274 524
Marsh & McLennan Cos., Inc. ............................................. 10,828 1,878
Mastercard, Inc. , Class A ................................................. 18,002 8,995
MetLife, Inc. .......................................................... 12,279 868
Moody's Corp. ......................................................... 3,855 1,682
Morgan Stanley ........................................................ 26,818 4,413
MSCI, Inc. , Class A ..................................................... 1,576 849
Nasdaq, Inc. .......................................................... 10,047 853
Northern Trust Corp. .................................................... 4,073 568
PayPal Holdings, Inc. .................................................... 20,803 941
Principal Financial Group, Inc. ............................................. 4,988 449
Prudential Financial, Inc. ................................................. 7,561 739
Raymond James Financial, Inc. ............................................. 3,888 563
Regions Financial Corp. .................................................. 19,343 505

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Robinhood Markets, Inc. , Class A (a) ......................................... 16,646 $ 1,154
Rocket Cos., Inc. , Class A (a) ............................................... 18,430 263
S&P Global, Inc. ....................................................... 6,633 2,821
SoFi Technologies, Inc. (a) ................................................. 27,352 434
State Street Corp. ....................................................... 6,087 770
Synchrony Financial ..................................................... 7,697 524
T. Rowe Price Group, Inc. ................................................. 4,860 438
The Allstate Corp. ...................................................... 5,723 1,187
The Bank of New York Mellon Corp. ......................................... 15,248 1,809
The Carlyle Group, Inc. .................................................. 5,609 271
The Charles Schwab Corp. ................................................ 36,348 3,416
The Goldman Sachs Group, Inc. ............................................ 6,567 5,556
The Hartford Insurance Group, Inc. .......................................... 6,045 817
The PNC Financial Services Group, Inc. ...................................... 8,691 1,809
The Progressive Corp. ................................................... 12,794 2,536
The Travelers Cos., Inc. .................................................. 4,787 1,396
Toast, Inc. , Class A (a) .................................................... 10,070 267
Truist Financial Corp. .................................................... 28,485 1,309
U.S. Bancorp .......................................................... 34,355 1,787
Visa, Inc. , Class A ...................................................... 37,343 11,287
W.R. Berkley Corp. ..................................................... 4,903 325
Wells Fargo & Co. ...................................................... 68,533 5,456
Willis Towers Watson PLC ................................................ 2,084 606
159,085
Health Care (16.7%):
Abbott Laboratories ..................................................... 34,928 3,586
AbbVie, Inc. .......................................................... 87,299 18,987
Agilent Technologies, Inc. ................................................. 5,211 594
Alnylam Pharmaceuticals, Inc. (a) ........................................... 6,447 2,133
Amgen, Inc. ........................................................... 26,592 9,356
Becton Dickinson & Co. .................................................. 5,320 837
Biogen, Inc. (a) ......................................................... 7,087 1,299
Boston Scientific Corp. (a) ................................................. 26,892 1,688
Bristol-Myers Squibb Co. ................................................. 36,438 2,210
Cardinal Health, Inc. .................................................... 4,260 900
Cencora, Inc. .......................................................... 3,461 1,087
Centene Corp. (a) ....................................................... 8,784 288
CVS Health Corp. ...................................................... 23,356 1,677
Danaher Corp. ......................................................... 11,767 2,231
Dexcom, Inc. (a) ........................................................ 7,243 455
Edwards Lifesciences Corp. (a) ............................................. 10,618 850
Elevance Health, Inc. .................................................... 4,002 1,172
Eli Lilly & Co. ......................................................... 15,492 14,249
GE HealthCare Technologies, Inc. ........................................... 8,471 603
Gilead Sciences, Inc. .................................................... 61,277 8,540
HCA Healthcare, Inc. .................................................... 2,760 1,306
Hologic, Inc. (a) ........................................................ 3,997 302
Humana, Inc. .......................................................... 2,173 377
IDEXX Laboratories, Inc. (a) ............................................... 1,435 806
Illumina, Inc. (a) ........................................................ 2,891 356
Incyte Corp. (a) ......................................................... 9,333 878
Insmed, Inc. (a) ......................................................... 10,326 1,689
Insulet Corp. (a) ........................................................ 1,385 291
Intuitive Surgical, Inc. (a) ................................................. 6,479 2,987
IQVIA Holdings, Inc. (a) .................................................. 3,191 544
Johnson & Johnson ..................................................... 43,919 10,736
Labcorp Holdings, Inc. ................................................... 1,568 418
McKesson Corp. ....................................................... 2,208 1,911
Medtronic PLC ........................................................ 22,794 1,975
Merck & Co., Inc. ...................................................... 44,852 5,395
Mettler-Toledo International, Inc. (a) ......................................... 369 465
Natera, Inc. (a) ......................................................... 6,519 1,304
Pfizer, Inc. ............................................................ 103,711 2,912

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Quest Diagnostics, Inc. ................................................... 2,023 $ 397
Regeneron Pharmaceuticals, Inc. ............................................ 4,991 3,856
ResMed, Inc. .......................................................... 2,638 592
STERIS PLC .......................................................... 1,812 401
Stryker Corp. .......................................................... 6,556 2,154
Tenet Healthcare Corp. (a) ................................................. 1,551 293
The Cigna Group ....................................................... 4,759 1,269
The Cooper Cos., Inc. (a) .................................................. 3,646 261
Thermo Fisher Scientific, Inc. .............................................. 6,809 3,347
United Therapeutics Corp. (a) .............................................. 2,095 1,242
UnitedHealth Group, Inc. ................................................. 16,329 4,419
Veeva Systems, Inc. , Class A (a) ............................................. 2,898 509
Vertex Pharmaceuticals, Inc. (a) ............................................. 12,519 5,590
Waters Corp. (a) ........................................................ 1,901 566
West Pharmaceutical Services, Inc. .......................................... 1,389 348
Zimmer Biomet Holdings, Inc. ............................................. 3,664 331
Zoetis, Inc. , Class A ..................................................... 7,661 906
133,875
IT Services (0.8%):
Accenture PLC , Class A .................................................. 6,810 1,350
Cloudflare, Inc. , Class A (a) ................................................ 3,390 700
Cognizant Technology Solutions Corp. , Class A ................................. 5,418 332
CoreWeave, Inc. , Class A (a) ............................................... 3,540 274
Gartner, Inc. (a) ........................................................ 679 108
GoDaddy, Inc. , Class A (a) ................................................. 1,584 131
International Business Machines Corp. ........................................ 10,377 2,515
MongoDB, Inc. , Class A (a) ................................................ 719 176
Okta, Inc. , Class A (a) .................................................... 1,865 147
Snowflake, Inc. , Class A (a) ................................................ 3,616 545
Twilio, Inc. , Class A (a) ................................................... 1,653 208
VeriSign, Inc. .......................................................... 1,001 249
6,735
Semiconductors & Semiconductor Equipment (10.9%):
Advanced Micro Devices, Inc. (a) ............................................ 17,880 3,637
Analog Devices, Inc. .................................................... 5,486 1,745
Applied Materials, Inc. ................................................... 8,736 2,986
Astera Labs, Inc. (a) ..................................................... 1,519 167
Broadcom, Inc. ........................................................ 51,243 15,860
Credo Technology Group Holding Ltd. (a) ..................................... 1,758 165
First Solar, Inc. (a) ...................................................... 1,242 245
Intel Corp. (a) .......................................................... 46,749 2,063
KLA Corp. ........................................................... 1,445 2,128
Lam Research Corp. ..................................................... 13,750 2,938
Marvell Technology, Inc. ................................................. 9,146 906
Microchip Technology, Inc. ................................................ 5,758 372
Micron Technology, Inc. .................................................. 12,407 4,192
Monolithic Power Systems, Inc. ............................................ 518 566
NVIDIA Corp. ......................................................... 258,269 45,042
ON Semiconductor Corp. (a) ............................................... 4,656 288
QUALCOMM, Inc. ..................................................... 11,911 1,534
Teradyne, Inc. ......................................................... 1,759 522
Texas Instruments, Inc. ................................................... 10,000 1,941
87,297
Software (6.4%):
Adobe, Inc. (a) ......................................................... 4,510 1,096
AppLovin Corp. , Class A (a) ............................................... 2,353 936
Atlassian Corp. , Class A (a) ................................................ 1,780 121
Autodesk, Inc. (a) ....................................................... 2,278 545
Cadence Design Systems, Inc. (a) ............................................ 3,076 855
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 2,701 1,054
Datadog, Inc. , Class A (a) ................................................. 3,471 410

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Docusign, Inc. , Class A (a) ................................................. 2,144 $ 102
Dynatrace, Inc. (a) ...................................................... 3,367 125
Fair Isaac Corp. (a) ...................................................... 213 227
Fortinet, Inc. (a) ........................................................ 7,062 577
Gen Digital, Inc. ....................................................... 6,100 115
Guidewire Software, Inc. (a) ............................................... 1,069 160
HubSpot, Inc. (a) ....................................................... 460 112
Intuit, Inc. ............................................................ 3,060 1,323
Microsoft Corp. ........................................................ 80,801 29,910
Oracle Corp. .......................................................... 18,503 2,722
Palantir Technologies, Inc. , Class A (a) ........................................ 23,965 3,506
Palo Alto Networks, Inc. (a) ................................................ 8,930 1,432
PTC, Inc. (a) ........................................................... 1,409 201
Roper Technologies, Inc. .................................................. 1,130 400
Salesforce, Inc. ........................................................ 9,914 1,851
ServiceNow, Inc. (a) ..................................................... 11,267 1,178
Strategy, Inc. , Class A (a) .................................................. 3,225 402
Synopsys, Inc. (a) ....................................................... 1,962 778
Trimble, Inc. (a) ........................................................ 2,495 163
Tyler Technologies, Inc. (a) ................................................ 401 137
Unity Software, Inc. (a) ................................................... 3,743 82
Workday, Inc. , Class A (a) ................................................. 2,305 299
Zoom Communications, Inc. , Class A (a) ...................................... 3,059 246
Zscaler, Inc. (a) ......................................................... 1,209 170
51,235
Technology Hardware, Storage & Peripherals (5.7%):
Apple, Inc. ........................................................... 162,021 41,119
Dell Technologies, Inc. , Class C ............................................ 3,481 571
Everpure, Inc. , Class A (a) ................................................. 3,420 202
Hewlett Packard Enterprise Co. ............................................. 14,498 345
HP, Inc. .............................................................. 10,377 200
IonQ, Inc. (a) (b) ........................................................ 3,791 109
NetApp, Inc. .......................................................... 2,154 221
Sandisk Corp. (a) ....................................................... 1,569 997
Seagate Technology Holdings PLC .......................................... 2,397 939
Super Micro Computer, Inc. (a) ............................................. 5,673 129
Western Digital Corp. .................................................... 3,618 979
45,811
Utilities (5.4%):
Alliant Energy Corp. .................................................... 7,788 559
Ameren Corp. ......................................................... 8,393 923
American Electric Power Co., Inc. ........................................... 16,344 2,142
American Water Works Co., Inc. ............................................ 6,021 819
Atmos Energy Corp. ..................................................... 4,987 921
CenterPoint Energy, Inc. .................................................. 19,892 859
CMS Energy Corp. ...................................................... 9,106 707
Consolidated Edison, Inc. ................................................. 10,958 1,240
Constellation Energy Corp. ................................................ 10,199 2,848
Dominion Energy, Inc. ................................................... 26,319 1,627
DTE Energy Co. ....................................................... 6,228 911
Duke Energy Corp. ...................................................... 23,362 3,059
Edison International ..................................................... 12,010 879
Entergy Corp. ......................................................... 13,721 1,542
Evergy, Inc. ........................................................... 7,008 574
Eversource Energy ...................................................... 11,307 783
Exelon Corp. .......................................................... 30,820 1,511
FirstEnergy Corp. ....................................................... 17,801 902
NextEra Energy, Inc. .................................................... 62,719 5,825
NiSource, Inc. ......................................................... 14,390 671
NRG Energy, Inc. ....................................................... 5,814 850
PG&E Corp. .......................................................... 67,385 1,184

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
PPL Corp. ............................................................ 22,707 $ 867
Public Service Enterprise Group, Inc. ......................................... 14,983 1,213
Sempra .............................................................. 19,772 1,921
Talen Energy Corp. (a) ................................................... 1,437 459
The Southern Co. ....................................................... 33,836 3,266
Vistra Corp. ........................................................... 10,238 1,539
WEC Energy Group, Inc. ................................................. 9,780 1,132
Xcel Energy, Inc. ....................................................... 18,066 1,435
43,168
Total Common Stocks (Cost $683,484)
a
a
a
798,609
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR , expiring 1/4/27 (a) (d) ................................... 532 1
Total Rights (Cost $—)
a
a
a
1
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (e) ........ 138,185 139
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (e) ............ 138,185 138
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (e) ............... 138,185 138
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (e) . 138,185 138
Total Collateral for Securities Loaned (Cost $553)
a
a
a
553
Total Investments (Cost $684,037) — 99.9% 799,163
Other assets in excess of liabilities —  0.1% 496
NET ASSETS - 100.00% $ 799,659
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2026.
(e) Rate disclosed is the daily yield on March 31, 2026.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios II
VictoryShares WestEnd Global Equity ETF

(Unaudited)
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (98.8%)
iShares Biotechnology ETF ................................................ 9,087 $ 1,534
iShares Core MSCI Europe ETF ............................................ 83,310 5,854
iShares Core S&P Small-Cap ETF ........................................... 20,259 2,518
iShares Expanded Tech Sector ETF .......................................... 12,077 1,431
iShares MSCI Emerging Markets Asia ETF .................................... 12,244 1,172
State Street Communication Services Select Sector SPDR ETF (a) .................... 40,643 4,506
State Street Consumer Discretionary Select Sector SPDR ETF ....................... 13,312 1,451
State Street Consumer Staples Select Sector SPDR ETF ........................... 38,749 3,177
State Street Financial Select Sector SPDR ETF .................................. 116,564 5,755
State Street Health Care Select Sector SPDR ETF ................................ 24,627 3,610
State Street Technology Select Sector SPDR ETF ................................ 48,548 6,452
State Street Utilities Select Sector SPDR ETF ................................... 33,395 1,533
Vanguard FTSE All-World ex-US ETF ........................................ 80,780 6,067
Vanguard FTSE Pacific ETF ............................................... 11,900 1,163
Total Exchange-Traded Funds (Cost $46,693)
a
a
a
46,223
Collateral for Securities Loaned (6.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 3 .55% (b) ........ 804,460 804
HSBC U.S. Government Money Market Fund, Institutional Shares , 3 .56% (b) ............ 804,460 804
Invesco Government & Agency Portfolio, Institutional Shares , 3 .58% (b) ............... 804,460 805
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 3 .57% (b) . 804,460 805
Total Collateral for Securities Loaned (Cost $3,218)
a
a
a
3,218
Total Investments (Cost $49,911) — 105.7% 49,441
Liabilities in excess of other assets —  (5.7)% (2,652)
NET ASSETS - 100.00% $ 46,789
At March 31, 2026, the foreign securities held by the underlying Funds were 75.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on March 31, 2026.
ETF
—
Exchange-Traded Fund